UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2019

Item 1. Reports to Stockholders.

June 30, 2019

Annual Report

Victory US 500 Enhanced Volatility Wtd Index Fund

Victory Market Neutral Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory
Portfolios II

Table of Contents

Shareholder Letter (Unaudited)	2
Fund Review and Commentary (Unaudited)	4
Financial Statements
Victory US 500 Enhanced Volatility Wtd Index Fund
Schedule of Investments	8-19
Statements of Assets and Liabilities	37
Statements of Operations	38
Statements of Changes in Net Assets	39-40
Financial Highlights	42-43
Victory Market Neutral Income Fund
Schedule of Investments	20-36
Statements of Assets and Liabilities	37
Statements of Operations	38
Statements of Changes in Net Assets	39-40
Financial Highlights	44-45
Notes to Financial Statements	46
Report of Independent Registered Public Accounting Firm	60
Supplemental Information	61
Trustee and Officer Information	61
Proxy Voting and Portfolio Holdings Information	65
Expense Examples	65
Additional Federal Income Tax Information	67
Privacy Policy (inside back cover)

The Victory Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

Victory Funds Letter to Shareholders

Dear Shareholder,

Although the bull market in equities has continued running, the annual period ended June 30, 2019, was not without its missteps and surprises. Chief among these was an abrupt pivot from the U.S. Federal Reserve ("Fed") in late 2018. Against the backdrop of rapidly falling equities in the fourth quarter of last year, the Federal Open Market Committee ("FOMC") signaled that its next policy move would be to lower — not increase — short-term interest rates. Naturally, stocks cheered this pivot in policy, which helped reverse their momentary stumble. The bulls were off and running again, and as of June 30, 2019, the S&P 500 Index® was flirting with another all-time high.

The S&P 500 Index's1 total annual return clocked in at 10.42% for the 12-month period ended June 30, 2019. The relatively strong, albeit sometimes bumpy, performance of domestic stocks was broad-based during the period, though large capitalization stocks as a category outperformed their small-cap counterparts. Despite the sometimes-dire headlines and concerns about the waning impact of fiscal stimulus, the market's performance generally illustrates strength in the underlying U.S. economy and labor market. Certainly there are ample concerns, including global growth rates, the inversion of the yield curve, and ongoing trade disputes, but these worries have been countered by rising expectations for a more accommodative Fed. In fact, recent pricing of Fed Funds futures are factoring additional rate cuts as a near certainty.

Although investors seem to be rejoicing over a continuing sustainable environment for stocks — one that includes an accommodative monetary policy, tepid inflation, robust job growth, and steady consumer spending — we think it's equally important to understand the reasons behind the Fed's pivot from a hawkish to neutral (or dovish) policy. Among other reasons, it was a tacit acknowledgment that risks to global growth were mounting.

On one hand it's easy to understand the economy's robust performance. The domestic economy is on solid ground, and there is room for some optimism regarding the direction of short-term interest rates. Then again, the recent trade turmoil is still a wildcard without a clear resolution in sight, and any prolonged uncertainty could impact economic growth domestically and globally. The trade turmoil might also upend global supply chains, which could be detrimental to large swaths of the market.

Given that the current run in stocks is more than a decade old, it's important for investors to keep in perspective that the bull cannot run forever. Investing is not without risks, and there are cross-currents that need to be monitored and navigated. Nevertheless, we continue to believe that Victory Capital's independent investment franchises can excel in this tricky environment thanks to their commitment to risk management, among many other reasons. Moreover, many of our investment managers welcome an environment that often creates short-term pricing dislocations that may benefit astute investors.

2

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

1The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. It is not possible to invest directly in an index.

Investing involves market risk, including the potential loss of principal. Past performance does not guarantee future performance results.

3

Victory Equity Long/Cash Funds

Victory US 500 Enhanced Volatility Wtd Index Fund

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The Victory US 500 Enhanced Volatility Wtd Index Fund ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned -0.01% (Class A Shares at net asset value) for the fiscal year ended June 30, 2019. The Index returned 1.07% and the S&P 500 Index, a market-cap based index against which the performance of the Fund is also measured, returned 10.42% during the same period. The difference in performance of the Fund and the Index was primarily due to the Fund's fees and expenses. Neither the Index nor the S&P 500 Index are investable products, therefore fees and expenses do not apply.

The Communication Services and Industrial sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the fiscal year. The Technology and Consumer Discretionary sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over that period.

The Index moves from equities to Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash" feature). The Long/Cash feature of the Index triggered and allocated to a 75% T-Bill position on January 2nd. The Index held that T-Bill position until February 1st, at which time the T-Bill position went back to zero. As of June 30, 2019, the Index, and thus the Fund, was 100% allocated to stocks. Due to the large market rally which occurred while the Index held the T-Bill position, the Long/Cash trigger was the key driver of the Fund's underperformance versus the S&P 500 Index for the fiscal year.

Average Annual Return

Year Ended June 30, 2019

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	NASDAQ Victory US Large Cap 500 Long/ Cash Volatility Weighted Index[1]	S&P 500 Index[2]
One Year	–0.01%	–5.78%	–0.73%	–1.59%	0.24%	1.07%	10.42%
Three Year	10.27%	8.12%	9.43%	9.43%	10.53%	11.40%	14.19%
Five Year	7.72%	6.46%	6.89%	6.89%	7.98%	8.92%	10.71%
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	11.76%	10.77%	10.92%	10.92%	12.03%	N/A	N/A
Expense Ratios
Gross	1.19%		1.97%		0.95%
With Applicable Waivers	0.99%		1.74%		0.74%

4

Victory Equity Long/Cash Funds

Victory US 500 Enhanced Volatility Wtd Index Fund (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Comparison of the Change in Value of a $10,000 Investment

1Nasdaq Victory US Large Cap 500 Long/Short Cash Volatility Weighted Index is an unmanaged index who's strategy involves equity oriented investing on both the long and short sides of the market. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically-traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

5

Victory Bond Replacement Funds

Victory Market Neutral Income Fund

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The Victory Market Neutral Income Fund ("Fund") seeks to provide investment results that achieve high current income.

The Fund returned 1.99% (Class A Shares at net asset value) for the fiscal year ended June 30, 2019, underperforming its benchmark, the FTSE 3-Month U.S. Treasury Bill Index ("Index"), which returned 2.30%.

The Fund pursues its investment objective by engaging in a multi-strategy approach utilizing several distinct strategies. Four of those strategies involve buying the stocks of the Nasdaq Victory High Dividend Indexes and shorting an equal dollar amount of high correlating equity futures against them. Together, these strategies are referred to as the "spread" strategies and cover the U.S. large cap, U.S. small cap, international developed, and emerging market asset classes in approximately equal dollar amounts.

The Fund's remaining strategies are designed to diversify its investments and its market risk exposure. During the period, these consisted of (1) holding a long or short futures contract in the CBOE Volatility Index, also known as the VIX (an index widely used as a measure of market risk) (the VIX strategy), (2) holding a long position in Nasdaq 100 Index futures and a short position in an equal dollar amount of S&P 500 Index futures (the Nasdaq/S&P strategy), and (3) selling an at-the-money put option on the S&P 500 Index once per month (the put option strategy).

The emerging market, international, and U.S. small cap spread strategies each contributed positively to the Fund's performance versus its Index over the last 12 months. The US large cap spread strategy contributed negatively to the Fund's performance during the period.

The Fund's use of derivative strategies to hedge market risk and produce a steady stream of income can produce offsetting gains or losses depending on the market environment. Of these strategies the VIX and Nasdaq/S&P long/short strategies contributed negatively to the Fund's performance while the put option strategy was a positive contributor.

Average Annual Return

Year Ended June 30, 2019

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	FTSE 3-month U.S. Treasury Bill Index[1]
One Year	1.99%	–3.91%	1.19%	0.20%	2.25%	2.30%
Three Year	4.03%	2.01%	3.27%	3.27%	4.32%	1.36%
Five Year	2.58%	1.37%	1.81%	1.81%	2.84%	0.84%
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	1.78%	0.87%	1.01%	1.01%	2.06%	N/A
Expense Ratios
Gross	1.18%		2.51%	1.09%
With Applicable Waivers	0.75%		1.50%	0.40%

6

Victory Bond Replacement Funds

Victory Market Neutral Income Fund (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's supplement dated June 1, 2019 to the prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Comparison of the Change in Value of a $10,000 Investment

1The FTSE 3-month U.S. Treasury Bill Index is an unmanaged index which includes U.S. Government-issued Treasury Bills representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. Index assumes reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

7

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (3.9%):
Activision Blizzard, Inc.	2,425	$114,460
Alphabet, Inc., Class A (a)	151	163,502
AT&T, Inc.	6,719	225,154
CBS Corp., Class B	3,706	184,929
Charter Communications, Inc., Class A (a)	427	168,742
Comcast Corp., Class A	4,929	208,398
DISH Network Corp. (a)	3,745	143,845
Electronic Arts, Inc. (a)	1,149	116,348
Facebook, Inc., Class A (a)	831	160,383
InterActive Corp. (a)	613	133,346
Match Group, Inc. (b)	1,699	114,292
Netflix, Inc. (a)	277	101,748
Omnicom Group, Inc.	2,889	236,754
Sirius XM Holdings, Inc. (b)	27,568	153,829
Take-Two Interactive Software, Inc. (a)	1,161	131,808
The Walt Disney Co.	2,099	293,104
T-Mobile US, Inc. (a)	2,925	216,860
TripAdvisor, Inc. (a) (b)	2,150	99,524
Twitter, Inc. (a)	3,051	106,480
Verizon Communications, Inc.	4,421	252,572
Viacom, Inc., Class B	5,708	170,498
World Wrestling Entertainment, Inc. (b)	1,419	102,466
Zayo Group Holdings, Inc. (a)	3,908	128,612
		3,727,654
Consumer Discretionary (11.6%):
Advance Auto Parts, Inc.	994	153,215
Amazon.com, Inc. (a)	70	132,554
Aramark	5,245	189,135
AutoZone, Inc. (a)	206	226,490
Best Buy Co., Inc.	1,850	129,001
Booking Holdings, Inc. (a)	97	181,847
BorgWarner, Inc.	3,695	155,116
Bright Horizons Family Solutions, Inc. (a)	2,008	302,947
Burlington Stores, Inc. (a)	891	151,604
CarMax, Inc. (a) (b)	2,896	251,459
Chipotle Mexican Grill, Inc. (a)	254	186,152
Columbia Sportswear Co.	1,498	150,040
D.R. Horton, Inc.	3,744	161,479
Darden Restaurants, Inc.	1,843	224,348
Dollar General Corp.	1,688	228,150
Domino's Pizza, Inc.	623	173,368
Dunkin' Brands Group, Inc.	2,804	223,367
eBay, Inc.	4,560	180,120
Etsy, Inc. (a)	1,045	64,132
Five Below, Inc. (a)	932	111,859
Foot Locker, Inc.	2,317	97,129
Garmin Ltd.	1,949	155,530

See notes to financial statements.

8

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
General Motors Co.	4,035	$155,469
Genuine Parts Co.	2,551	264,233
Grand Canyon Education, Inc. (a)	1,185	138,669
Hanesbrands, Inc.	6,033	103,888
Harley-Davidson, Inc. (b)	4,679	167,648
Hilton Worldwide Holdings, Inc.	2,041	199,487
Hyatt Hotels Corp., Class A	2,677	203,800
Kohl's Corp.	2,057	97,810
Kontoor Brands, Inc. (a)	14	392
Lear Corp.	1,023	142,473
Leggett & Platt, Inc.	3,659	140,396
Lennar Corp., Class A	3,053	147,948
LKQ Corp. (a)	6,824	181,587
Macy's, Inc.	4,673	100,283
Marriott International, Inc., Class A	1,373	192,618
McDonald's Corp.	1,456	302,353
Mohawk Industries, Inc. (a)	846	124,760
Nordstrom, Inc. (b)	2,893	92,171
Norwegian Cruise Line Holdings Ltd. (a)	2,852	152,953
NVR, Inc. (a)	68	229,176
Ollie's Bargain Outlet Holdings, Inc. (a)	1,414	123,174
O'Reilly Automotive, Inc. (a)	524	193,524
Planet Fitness, Inc., Class A (a)	2,068	149,806
Pool Corp.	1,433	273,702
PulteGroup, Inc.	5,864	185,420
PVH Corp.	1,264	119,625
Qurate Retail, Inc. (a)	7,569	93,780
Ralph Lauren Corp.	1,094	124,267
Ross Stores, Inc.	1,940	192,293
Royal Caribbean Cruises Ltd.	1,262	152,967
Service Corp. International (b)	5,155	241,151
Starbucks Corp.	2,959	248,053
Tapestry, Inc.	3,865	122,636
Target Corp.	2,338	202,494
The Gap, Inc. (b)	6,510	116,985
The Home Depot, Inc.	1,132	235,421
The TJX Co., Inc.	4,234	223,894
Tiffany & Co.	1,482	138,774
Tractor Supply Co.	1,930	209,984
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	458	158,876
VF Corp.	1,825	159,415
Yum China Holdings, Inc.	3,132	144,698
Yum! Brands, Inc.	2,917	322,825
		11,100,920
Consumer Staples (7.3%):
Altria Group, Inc.	3,465	164,068
Archer-Daniels-Midland Co.	5,890	240,312
Brown-Forman Corp., Class B (b)	4,261	236,187
Church & Dwight Co., Inc.	2,751	200,988
Colgate-Palmolive Co.	3,510	251,562

See notes to financial statements.

9

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Conagra Brands, Inc.	5,656	$149,997
Constellation Brands, Inc., Class A	969	190,835
Costco Wholesale Corp.	917	242,326
General Mills, Inc.	4,142	217,538
Herbalife Ltd. (a)	4,681	200,160
Hormel Foods Corp. (b)	5,773	234,037
Ingredion, Inc.	2,395	197,564
Keurig Dr Pepper, Inc. (b)	7,899	228,281
Kimberly-Clark Corp.	1,772	236,172
Lamb Weston Holdings, Inc.	2,856	180,956
McCormick & Co., Inc.	1,528	236,855
Molson Coors Brewing Co., Class B	2,644	148,064
Mondelez International, Inc., Class A	5,717	308,146
Monster Beverage Corp. (a)	2,642	168,639
PepsiCo, Inc.	2,329	305,402
Philip Morris International, Inc.	2,170	170,410
Sysco Corp.	3,517	248,723
The Clorox Co.	1,339	205,014
The Coca-Cola Co.	5,669	288,665
The Estee Lauder Cos., Inc., Class A	965	176,701
The Hershey Co.	2,533	339,498
The J.M. Smucker Co.	1,874	215,866
The Kroger Co.	5,740	124,615
The Procter & Gamble Co.	2,310	253,292
Tyson Foods, Inc., Class A	3,465	279,764
US Foods Holding Corp. (a)	5,153	184,271
Walgreens Boots Alliance, Inc.	2,971	162,425
		6,987,333
Energy (3.1%):
Anadarko Petroleum Corp.	3,009	212,315
Cabot Oil & Gas Corp.	6,064	139,229
Chevron Corp.	1,776	221,004
Cimarex Energy Co.	1,736	102,997
ConocoPhillips	2,425	147,925
Continental Resources, Inc.	2,500	105,225
Diamondback Energy, Inc.	1,306	142,315
EOG Resources, Inc.	1,522	141,790
Exxon Mobil Corp.	2,919	223,682
Halliburton Co.	4,860	110,516
HollyFrontier Corp.	2,427	112,322
Marathon Oil Corp.	7,099	100,877
Marathon Petroleum Corp.	2,452	137,018
Occidental Petroleum Corp.	2,734	137,466
ONEOK, Inc.	2,863	197,003
Parsley Energy, Inc., Class A (a)	6,424	122,120
Phillips 66	1,742	162,947
Pioneer Natural Resources Co.	995	153,091
Schlumberger Ltd.	3,853	153,119
Valero Energy Corp.	1,807	154,697
		2,977,658

See notes to financial statements.

10

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Financials (17.4%):
Aflac, Inc.	5,043	$276,407
Ally Financial, Inc.	7,057	218,696
American Express Co.	2,043	252,189
Ameriprise Financial, Inc.	1,170	169,837
Arch Capital Group Ltd. (a)	7,632	282,995
Arthur J. Gallagher & Co.	3,508	307,266
Assurant, Inc.	2,280	242,546
Bank of America Corp.	6,564	190,356
BB&T Corp.	4,761	233,908
BlackRock, Inc., Class A	423	198,514
BOK Financial Corp. (b)	2,318	174,963
Brown & Brown, Inc.	9,395	314,733
Capital One Financial Corp.	2,345	212,785
CBOE Holdings, Inc.	2,335	241,976
Chubb Ltd.	1,920	282,797
Citigroup, Inc.	2,991	209,460
Citizens Financial Group, Inc.	5,285	186,878
CME Group, Inc.	1,472	285,730
Comerica, Inc.	2,233	162,205
Commerce Bank, Inc.	4,156	247,947
Credit Acceptance Corp. (a)	378	182,888
Cullen/Frost Bankers, Inc.	2,137	200,151
Discover Financial Services	2,676	207,631
E*TRADE Financial Corp.	3,601	160,605
East West Bancorp, Inc.	3,357	157,007
Erie Indemnity Co., Class A (b)	1,304	331,580
FactSet Research Systems, Inc. (b)	1,011	289,711
Fifth Third BanCorp.	7,463	208,218
First American Financial Corp.	3,760	201,912
First Republic Bank	1,641	160,244
FNF Group	5,901	237,810
Franklin Resources, Inc. (b)	5,817	202,432
Hartford Financial Services Group, Inc.	5,166	287,850
Huntington Bancshares, Inc.	14,268	197,184
Intercontinental Exchange, Inc.	3,287	282,485
Invesco Ltd. (b)	8,822	180,498
JPMorgan Chase & Co.	2,328	260,269
KeyCorp	10,204	181,121
Lincoln National Corp.	2,836	182,780
LPL Financial Holdings, Inc.	2,132	173,907
M&T Bank Corp.	1,317	223,982
MarketAxess Holdings, Inc.	796	255,850
Marsh & McLennan Co., Inc.	2,549	254,263
MetLife, Inc.	4,326	214,872
Moody's Corp.	1,013	197,849
Morgan Stanley	4,218	184,791
MSCI, Inc.	904	215,866
New York Community Bancorp, Inc.	15,534	155,029
Northern Trust Corp.	2,239	201,510

See notes to financial statements.

11

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
People's United Financial, Inc.	12,995	$218,056
Popular, Inc.	3,754	203,617
Principal Financial Group, Inc.	3,343	193,627
Prudential Financial, Inc.	2,040	206,040
Raymond James Financial, Inc.	2,203	186,264
Regions Financial Corp.	11,421	170,630
Reinsurance Group of America, Inc.	1,479	230,768
S&P Global, Inc.	1,019	232,118
Santander Consumer USA Holdings, Inc. (b)	8,992	215,448
SEI Investments Co.	3,779	212,002
Signature Bank	1,335	161,321
State Street Corp.	2,448	137,235
SVB Financial Group (a)	501	112,520
Synchrony Financial	4,754	164,821
Synovus Financial Corp.	4,640	162,400
T. Rowe Price Group, Inc.	1,783	195,613
TD Ameritrade Holding Corp.	3,577	178,564
The Bank of New York Mellon Corp.	4,567	201,633
The Charles Schwab Corp.	3,895	156,540
The Goldman Sachs Group, Inc.	841	172,069
The PNC Financial Services Group, Inc.	1,736	238,318
The Progressive Corp.	2,540	203,022
The Travelers Co., Inc.	1,952	291,863
Torchmark Corp.	2,823	252,546
U.S. Bancorp	5,390	282,435
W.R. Berkley Corp.	5,275	347,747
Wells Fargo & Co.	4,661	220,559
Zions BanCorp	4,123	189,576
		16,619,835
Health Care (10.4%):
Abbott Laboratories	2,516	211,596
ABIOMED, Inc. (a)	274	71,374
Agilent Technologies, Inc.	2,321	173,309
Align Technology, Inc. (a)	354	96,890
AmerisourceBergen Corp.	2,162	184,332
Amgen, Inc.	1,061	195,521
Anthem, Inc.	603	170,173
Baxter International, Inc.	2,760	226,044
Biogen, Inc. (a)	528	123,483
Bio-Techne Corp.	820	170,962
Boston Scientific Corp. (a)	4,206	180,774
Bristol-Myers Squibb Co.	2,928	132,785
Bruker Corp.	4,065	203,047
Centene Corp. (a)	2,615	137,131
Cerner Corp.	3,242	237,639
Charles River Laboratories International, Inc. (a)	1,020	144,738
Cigna Corp.	1,010	159,126
Danaher Corp.	1,572	224,670
Edwards Lifesciences Corp. (a)	809	149,455
Encompass Health Corp.	3,264	206,807

See notes to financial statements.

12

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Exelixis, Inc. (a)	4,170	$89,113
Gilead Sciences, Inc.	2,909	196,532
HCA Holdings, Inc.	1,352	182,750
Henry Schein, Inc. (a)	3,239	226,406
Hill-Rom Holdings, Inc.	1,720	179,946
Humana, Inc.	635	168,466
IDEXX Laboratories, Inc. (a)	746	205,396
Illumina, Inc. (a)	396	145,787
Intuitive Surgical, Inc. (a)	239	125,367
IQVIA Holdings, Inc. (a)	1,254	201,769
Jazz Pharmaceuticals PLC (a)	983	140,136
Johnson & Johnson	1,675	233,294
Laboratory Corp. of America Holdings (a)	1,238	214,050
Masimo Corp. (a)	1,377	204,925
Medtronic PLC	2,604	253,605
Merck & Co., Inc.	3,195	267,901
Mettler-Toledo International, Inc. (a)	280	235,199
Molina Healthcare, Inc. (a)	836	119,665
Mylan NV (a)	4,357	82,957
PerkinElmer, Inc.	1,728	166,476
PRA Health Sciences, Inc. (a)	1,252	124,136
Quest Diagnostics, Inc.	2,326	236,809
Regeneron Pharmaceuticals, Inc. (a)	367	114,871
ResMed, Inc.	1,348	164,496
Stryker Corp.	969	199,207
The Cooper Co., Inc.	595	200,450
Thermo Fisher Scientific, Inc.	779	228,776
United Therapeutics Corp. (a)	1,271	99,214
UnitedHealth Group, Inc.	821	200,332
Universal Health Services, Inc., Class B	1,426	185,936
Varian Medical Systems, Inc. (a)	1,317	179,283
Veeva Systems, Inc., Class A (a)	986	159,840
Vertex Pharmaceuticals, Inc. (a)	831	152,389
Waters Corp. (a)	715	153,897
West Pharmaceutical Services, Inc.	1,811	226,647
Zoetis, Inc.	2,171	246,387
		9,912,266
Industrials (17.3%):
3M Co.	993	172,127
A.O. Smith Corp.	3,386	159,684
Alaska Air Group, Inc.	2,643	168,914
Allegion PLC	2,451	270,957
Allison Transmission Holdings, Inc.	3,842	178,077
AMERCO, Inc.	657	248,707
American Airlines Group, Inc.	3,035	98,971
AMETEK, Inc.	2,441	221,741
Arconic, Inc.	6,415	165,635
C.H. Robinson Worldwide, Inc.	2,472	208,513
Carlisle Cos., Inc.	1,621	227,605
Caterpillar, Inc.	980	133,564

See notes to financial statements.

13

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Cintas Corp.	951	$225,663
Copart, Inc. (a)	2,369	177,059
Costar Group, Inc. (a)	326	180,624
CSX Corp.	2,738	211,839
Cummins, Inc.	1,306	223,770
Deere & Co.	987	163,556
Delta Air Lines, Inc.	3,350	190,113
Donaldson Co., Inc. (b)	3,296	167,635
Dover Corp.	2,259	226,351
Eaton Corp. PLC, ADR	2,654	221,025
Emerson Electric Co.	2,975	198,492
Equifax, Inc.	1,513	204,618
Expeditors International of Washington, Inc.	2,733	207,325
Fastenal Co.	5,920	192,933
FedEx Corp.	845	138,741
Flowserve Corp.	3,250	171,243
Fortive Corp.	2,541	207,142
Fortune Brands Home & Security, Inc.	3,189	182,188
General Dynamics Corp.	1,214	220,729
Graco, Inc.	4,258	213,666
Harris Corp.	918	173,621
HEICO Corp.	1,983	265,346
Hexcel Corp.	2,630	212,714
Honeywell International, Inc.	1,704	297,501
Hubbell, Inc.	1,405	183,212
Huntington Ingalls Industries, Inc.	821	184,512
IAA, Inc. (a)	3,616	140,228
IDEX Corp.	1,412	243,061
Illinois Tool Works, Inc.	1,395	210,380
Ingersoll-Rand PLC	2,074	262,713
J.B. Hunt Transport Services, Inc.	1,751	160,059
Johnson Controls International PLC	5,718	236,211
Kansas City Southern Industries, Inc.	1,806	220,007
KAR Auction Services, Inc.	3,616	90,400
Knight-Swift Transportation Holdings, Inc.	3,381	111,032
Lennox International, Inc.	874	240,350
Lincoln Electric Holdings, Inc.	2,146	176,659
Lockheed Martin Corp.	660	239,937
Masco Corp.	4,264	167,319
Nordson Corp.	1,308	184,833
Norfolk Southern Corp.	1,017	202,719
Northrop Grumman Corp.	615	198,713
Old Dominion Freight Line, Inc.	1,039	155,081
Owens Corning, Inc.	2,793	162,553
PACCAR, Inc.	2,864	205,234
Parker-Hannifin Corp.	1,040	176,810
Raytheon Co.	1,030	179,096
Republic Services, Inc., Class A	4,379	379,397
Robert Half International, Inc.	2,132	121,545
Rockwell Automation, Inc.	1,015	166,287

See notes to financial statements.

14

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Rollins, Inc.	5,347	$191,797
Roper Technologies, Inc.	592	216,826
Snap-on, Inc.	1,137	188,333
Southwest Airlines Co.	2,913	147,922
Spirit Aerosystems Holdings, Inc., Class A	1,893	154,033
Teledyne Technologies, Inc. (a)	845	231,421
Textron, Inc.	3,116	165,273
The Boeing Co.	347	126,311
The Middleby Corp. (a)	1,518	205,993
Toro Co.	3,355	224,450
TransDigm Group, Inc. (a)	366	177,071
TransUnion	2,516	184,951
Union Pacific Corp.	1,045	176,720
United Continental Holdings, Inc. (a)	1,917	167,833
United Parcel Service, Inc., Class B	1,722	177,831
United Rentals, Inc. (a)	780	103,451
United Technologies Corp.	1,557	202,721
Verisk Analytics, Inc., Class A	1,840	269,487
W.W. Grainger, Inc.	535	143,503
Wabtec Corp. (b)	1,716	123,140
Waste Management, Inc.	3,027	349,225
Woodward, Inc.	1,547	175,059
XPO Logistics, Inc. (a) (b)	1,598	92,380
Xylem, Inc.	2,478	207,260
		16,529,728
Information Technology (15.2%):
Accenture PLC, Class A	1,341	247,777
Adobe Systems, Inc. (a)	465	137,012
Advanced Micro Devices, Inc. (a)	2,678	81,331
Akamai Technologies, Inc. (a)	2,033	162,925
Alliance Data Systems Corp.	865	121,212
Amphenol Corp., Class A	2,233	214,234
Analog Devices, Inc.	1,463	165,129
ANSYS, Inc. (a)	879	180,037
Apple, Inc.	804	159,128
Applied Materials, Inc.	3,095	138,996
Arrow Electronics, Inc. (a)	2,324	165,631
Aspen Technology, Inc. (a)	1,326	164,795
Automatic Data Processing, Inc.	1,328	219,558
Black Knight, Inc. (a)	3,474	208,961
Booz Allen Hamilton Holdings Corp.	3,978	263,383
Broadcom, Inc.	506	145,657
Broadridge Financial Solutions, Inc.	1,753	223,823
Cadence Design Systems, Inc. (a)	2,472	175,042
CDK Global, Inc.	3,323	164,289
CDW Corp. of Delaware	1,665	184,815
Ciena Corp. (a)	3,438	141,405
Cisco Systems, Inc.	3,537	193,580
Citrix Systems, Inc.	2,576	252,808
Cognex Corp.	2,095	100,518

See notes to financial statements.

15

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Cognizant Technology Solutions Corp., Class A	2,736	$173,435
Cypress Semiconductor Corp.	8,356	185,838
Dolby Laboratories, Inc., Class A	3,248	209,821
DXC Technology Co.	1,901	104,840
EPAM Systems, Inc. (a)	933	161,502
Euronet Worldwide, Inc. (a)	1,056	177,661
F5 Networks, Inc. (a)	1,046	152,329
Fair Isaac Corp. (a)	628	197,205
Fidelity National Information Services, Inc.	2,073	254,316
Fiserv, Inc. (a)	2,291	208,848
FleetCor Technologies, Inc. (a)	775	217,659
FLIR Systems, Inc. (b)	3,284	177,664
Fortinet, Inc. (a)	1,415	108,714
Genpact Ltd.	6,480	246,823
Global Payments, Inc.	1,324	212,012
GoDaddy, Inc., Class A (a)	1,704	119,536
HP, Inc.	6,935	144,179
Intel Corp.	2,867	137,243
International Business Machines Corp.	1,290	177,891
Intuit, Inc.	611	159,673
IPG Photonics Corp. (a) (b)	683	105,353
Jack Henry & Associates, Inc.	1,867	250,029
Juniper Networks, Inc.	6,889	183,454
KLA-Tencor Corp.	1,121	132,502
Lam Research Corp.	672	126,228
Leidos Holdings, Inc.	3,079	245,858
Mastercard, Inc., Class A	672	177,764
Maxim Integrated Products, Inc.	2,772	165,821
Microchip Technology, Inc. (b)	1,474	127,796
Micron Technology, Inc. (a)	2,448	94,468
Microsoft Corp.	1,437	192,501
Monolithic Power Systems, Inc.	933	126,683
Motorola Solutions, Inc.	1,125	187,571
National Instruments Corp. (b)	3,051	128,111
NetApp, Inc.	1,885	116,305
Nvidia Corp.	524	86,057
ON Semiconductor Corp. (a)	4,729	95,573
Paychex, Inc.	3,295	271,146
Paycom Software, Inc. (a)	660	149,635
PayPal Holdings, Inc. (a)	1,353	154,864
PTC, Inc. (a)	1,438	129,075
RealPage, Inc. (a) (b)	2,205	129,764
Sabre Corp.	7,516	166,855
Salesforce.com, Inc. (a)	738	111,977
Seagate Technology PLC	2,755	129,816
Skyworks Solutions, Inc.	1,554	120,078
Synopsys, Inc. (a)	1,750	225,208
TE Connectivity Ltd.	2,377	227,670
Teradyne, Inc.	3,054	146,317
Texas Instruments, Inc.	1,422	163,189

See notes to financial statements.

16

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
The Trade Desk, Inc., Class A (a)	346	$78,812
The Western Union Co.	15,837	314,998
Total System Services, Inc.	2,059	264,108
Trimble Navigation Ltd. (a)	4,109	185,357
Tyler Technologies, Inc. (a)	895	193,338
Universal Display Corp.	485	91,209
VeriSign, Inc. (a)	768	160,635
Visa, Inc., Class A	1,172	203,401
WEX, Inc. (a)	922	191,868
Xerox Corp.	4,527	160,300
Xilinx, Inc.	845	99,642
Zebra Technologies Corp., Class A (a)	649	135,959
		14,486,530
Materials (6.1%):
Air Products & Chemicals, Inc.	1,343	304,014
Albemarle Corp. (b)	1,672	117,726
AptarGroup, Inc.	2,604	323,781
Avery Dennison Corp.	2,028	234,599
Ball Corp.	3,941	275,831
Berry Global Group, Inc. (a)	3,592	188,903
Celanese Corp., Series A	1,661	179,056
CF Industries Holdings, Inc.	2,957	138,121
Crown Holdings, Inc. (a)	3,270	199,797
DuPont de Nemours, Inc.	2,070	155,395
Eastman Chemical Co.	2,184	169,981
Ecolab, Inc.	1,583	312,547
FMC Corp.	1,958	162,416
Freeport-McMoRan, Inc.	7,928	92,044
International Flavors & Fragrances, Inc. (b)	1,577	228,807
International Paper Co.	3,424	148,328
Lyondellbasell Industries NV, Class A	2,290	197,238
Martin Marietta Materials, Inc.	868	199,736
Nucor Corp.	3,129	172,408
Packaging Corp. of America	1,619	154,323
PPG Industries, Inc.	1,689	197,123
Reliance Steel & Aluminum Co.	2,402	227,277
RPM International, Inc.	3,743	228,735
Sonoco Products Co.	4,571	298,669
Steel Dynamics, Inc.	4,329	130,736
The Chemours Co.	3,072	73,728
The Mosaic Co.	4,521	113,161
The Sherwin-Williams Co.	454	208,064
Vulcan Materials Co.	1,153	158,318
Westlake Chemical Corp. (b)	1,937	134,544
WestRock Co.	3,911	142,634
		5,868,040
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	3,670	188,271
Jones Lang LaSalle, Inc.	861	121,134
		309,405

See notes to financial statements.

17

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Utilities (6.5%):
AES Corp.	11,614	$194,651
Alliant Energy Corp.	6,087	298,750
Ameren Corp.	3,788	284,517
American Electric Power Co., Inc.	3,630	319,476
American Water Works Co., Inc.	2,598	301,368
Atmos Energy Corp.	2,585	272,872
CMS Energy Corp.	5,180	299,974
Consolidated Edison, Inc.	3,119	273,474
Dominion Resources, Inc.	3,780	292,270
DTE Energy Co.	2,263	289,392
Duke Energy Corp.	3,295	290,751
Evergy, Inc.	5,126	308,329
Eversource Energy	4,234	320,769
Exelon Corp.	6,193	296,892
NextEra Energy, Inc.	1,511	309,543
OGE Energy Corp.	6,605	281,109
Pinnacle West Capital Corp.	2,911	273,896
PPL Corp.	7,242	224,574
Public Service Enterprise Group, Inc.	4,630	272,337
UGI Corp.	4,185	223,521
WEC Energy Group, Inc.	3,730	310,969
Xcel Energy, Inc.	5,210	309,943
		6,249,377
Total Common Stocks (Cost $81,170,391)		94,768,746
Investment Companies (0.6%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 2.25% (c)571,561		571,561
Total Investment Companies (Cost $571,561)		571,561
Collateral for Securities Loaned^ (4.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	834,782	834,782
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	1,075,296	1,075,296
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	27,925	27,925
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	459,069	459,069
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	625,989	625,989
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	973,797	973,797
Total Collateral for Securities Loaned (Cost $3,996,858)		3,996,858
Total Investments (Cost $85,738,810) — 103.9%		99,337,165
Liabilities in excess of other assets — (3.9)%		(3,781,331)
NET ASSETS — 100.00%		$95,555,834

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

See notes to financial statements.

18

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2019

(c)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	6	9/20/19	$877,849	$883,260	$5,411
	Total unrealized appreciation				$5,411
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$5,411

See notes to financial statements.

19

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (82.2%)
Australia (2.6%):
Communication Services (0.2%):
Telstra Corp. Ltd.	73,672	$199,175
Consumer Staples (0.2%):
Wesfarmers Ltd.	7,813	198,566
Energy (0.2%):
Woodside Petroleum Ltd.	6,939	177,938
Financials (1.0%):
Australia & New Zealand Banking Group Ltd.	8,761	173,864
Commonwealth Bank of Australia	3,982	231,658
National Australia Bank Ltd.	13,162	247,184
Westpac Banking Corp.	9,559	190,473
		843,179
Materials (0.8%):
BHP Billiton Ltd.	6,480	188,325
BHP Group PLC	5,629	143,929
Fortescue Metals Group Ltd.	26,425	168,017
RIO Tinto Ltd.	2,441	178,705
		678,976
Utilities (0.2%):
AGL Energy Ltd.	13,618	191,476
		2,289,310
Belgium (0.2%):
Communication Services (0.2%):
Proximus SADP	6,261	184,994
Bermuda (0.7%):
Financials (0.5%):
Invesco Ltd.	7,831	160,222
James River Group Holdings Ltd.	5,899	276,663
		436,885
Industrials (0.2%):
Triton International Ltd.	4,873	159,640
		596,525
Brazil (1.1%):
Financials (0.2%):
BB Seguridade Participacoes SA	25,000	210,846
Health Care (0.2%):
Fleury SA	28,200	156,818
Industrials (0.2%):
EcoRodovias Infraestrutura e Logistica SA	44,400	124,435

See notes to financial statements.

20

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Information Technology (0.1%):
Cielo SA	34,600	$60,561
Utilities (0.4%):
EDP — Energias do Brasil SA	38,300	188,542
Engie Brasil Energia SA	17,102	193,635
		382,177
		934,837
Canada (3.2%):
Communication Services (0.8%):
BCE, Inc.	6,826	310,595
TELUS Corp.	9,780	361,577
		672,172
Energy (0.5%):
Pembina Pipeline Corp.	6,104	227,257
TC Energy Corp.	4,937	244,776
		472,033
Financials (1.2%):
Great-West Lifeco, Inc.	9,906	228,094
Power Corp. of Canada	11,861	255,536
Power Financial Corp. (a)	11,996	275,943
The Bank of Nova Scotia (a)	5,271	283,154
		1,042,727
Utilities (0.7%):
Emera, Inc.	7,453	304,575
Hydro One Ltd. (a) (b)	16,324	284,741
		589,316
		2,776,248
Chile (0.7%):
Utilities (0.7%):
Aguas Andinas SA	633,132	373,855
Colbun SA	1,321,023	273,015
		646,870
China (3.3%):
Consumer Discretionary (0.2%):
Dongfeng Motor Group Co. Ltd. (a)	142,000	116,440
Guangzhou Automobile Group Co. Ltd.	82,000	87,618
		204,058
Energy (0.4%):
China Petroleum & Chemical Corp., Class H	198,000	134,887
China Shenhua Energy Co. Ltd.	67,000	140,341
Yanzhou Coal Mining Co. Ltd.	114,000	106,606
		381,834

See notes to financial statements.

21

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Financials (1.6%):
Agricultural Bank of China Ltd.	497,000	$208,016
Bank of China Ltd.	604,000	254,879
Bank of Communications Co. Ltd., Class H	343,000	260,459
China Cinda Asset Management Co.	567,000	130,672
China CITIC Bank Corp. Ltd.	418,000	238,056
China Everbright Bank Co. Ltd.	443,000	203,073
China Huarong Asset Management Co. Ltd., Class H (b)	523,000	91,095
		1,386,250
Industrials (0.3%):
Zoomlion Heavy Industry Science And Technology Co.	395,200	259,591
Materials (0.2%):
Sinopec Shanghai Petrochemical Co. Ltd.	296,000	117,882
Real Estate (0.4%):
Country Garden Holdings Co. Ltd.	81,000	123,145
Guangzhou R&F Properties Co. Ltd., Class H	65,200	125,481
Red Star Macalline Group Corp. Ltd., Class H (b)	149,400	130,961
		379,587
Utilities (0.2%):
China Power International Development Ltd.	694,000	169,606
		2,898,808
Curacao (0.1%):
Energy (0.1%):
Schlumberger Ltd.	3,419	135,871
Czech Republic (0.7%):
Financials (0.4%):
Komercni Banka AS	7,693	306,746
Utilities (0.3%):
CEZ AS	12,274	296,819
		603,565
Denmark (0.1%):
Financials (0.1%):
Danske Bank A/S	5,606	88,844
Egypt (0.1%):
Industrials (0.1%):
Elsewedy Electric Co.	135,411	116,197
Finland (0.8%):
Financials (0.5%):
Nordea Bank AB	20,242	147,047
Sampo Oyj, Class A	5,210	245,871
		392,918

See notes to financial statements.

22

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Materials (0.1%):
UPM-Kymmene Oyj	4,683	$124,568
Utilities (0.2%):
Fortum Oyj	6,965	153,897
		671,383
France (2.3%):
Communication Services (0.5%):
Orange SA	17,878	281,918
Publicis Groupe SA	2,352	124,108
		406,026
Consumer Discretionary (0.2%):
Renault SA	2,116	132,992
Energy (0.2%):
Total SA	3,483	195,324
Financials (0.6%):
BNP Paribas SA	3,066	145,307
Credit Agricole SA	11,559	137,894
Natixis SA	25,848	104,052
Societe Generale SA	4,732	119,401
		506,654
Health Care (0.2%):
Sanofi	2,533	218,851
Industrials (0.1%):
Bouygues	3,410	126,250
Utilities (0.5%):
GDF Suez	11,904	180,459
Veolia Environnement SA	9,073	220,873
		401,332
		1,987,429
Germany (1.0%):
Consumer Discretionary (0.3%):
Bayerische Motoren Werke AG	2,154	159,177
Daimler AG, Registered Shares	2,409	134,319
		293,496
Industrials (0.2%):
Deutsche Post AG	5,813	191,179
Materials (0.5%):
BASF SE	2,174	158,116
Covestro AG (b)	1,604	81,638
Evonik Industries AG	5,631	164,032
		403,786
		888,461

See notes to financial statements.

23

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Hong Kong (1.0%):
Industrials (0.2%):
NWS Holdings Ltd.	59,000	$121,354
Materials (0.1%):
China Resources Cement Holdings Ltd.	106,000	102,628
Real Estate (0.2%):
Franshion Properties China Ltd.	272,000	165,457
Utilities (0.5%):
China Resources Power Holdings Co. Ltd.	102,000	148,787
Power Assets Holdings Ltd.	44,500	320,148
		468,935
		858,374
Hungary (0.3%):
Communication Services (0.3%):
Magyar Telekom Telecommunications PLC	178,712	265,204
India (0.3%):
Communication Services (0.2%):
Bharti Infratel Ltd.	36,679	141,926
Materials (0.1%):
Vedanta Ltd.	45,462	114,879
		256,805
Indonesia (0.8%):
Communication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	641,800	188,136
Consumer Staples (0.2%):
JAPFA Comfeed Indonesia TBK PT	619,800	68,043
PT Indofood Sukses Makmur TBK	313,100	155,723
		223,766
Energy (0.4%):
PT Adaro Energy TBK	1,222,600	117,882
PT Indo Tambangraya Megah TBK	82,900	103,070
Tambang Batubara Bukit Asam TBK PT	461,800	96,879
		317,831
		729,733
Ireland (0.5%):
Communication Services (0.2%):
WPP PLC	10,796	135,964
Industrials (0.2%):
Eaton Corp. PLC, ADR	2,356	196,208
Information Technology (0.1%):
Seagate Technology PLC	2,445	115,208
		447,380
See notes to financial statements.

24

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Italy (1.4%):
Energy (0.5%):
Eni SpA	11,934	$198,379
Snam SpA	41,728	207,535
		405,914
Financials (0.4%):
Assicurazioni Generali SpA	14,475	272,458
Intesa Sanpaolo SpA	48,628	104,075
		376,533
Industrials (0.2%):
Atlantia SpA	7,433	193,775
Utilities (0.3%):
Enel SpA	39,165	273,134
		1,249,356
Japan (1.8%):
Consumer Discretionary (0.5%):
Nissan Motor Co. Ltd.	23,700	169,774
Sekisui House Ltd.	13,900	229,057
		398,831
Consumer Staples (0.2%):
Japan Tobacco, Inc.	8,300	182,988
Industrials (0.5%):
Marubeni Corp.	18,000	119,496
Mitsui & Co. Ltd.	10,200	166,517
Sumitomo Corp.	11,800	179,244
		465,257
Information Technology (0.3%):
Canon, Inc.	7,100	207,939
Tokyo Electron Ltd.	700	98,402
		306,341
Materials (0.3%):
JFE Holdings, Inc.	7,900	116,343
Mitsubishi Chem Holdings	19,300	135,144
		251,487
		1,604,904
Korea, Republic Of (0.1%):
Energy (0.1%):
SK Innovation Co. Ltd.	829	114,294
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd.	19,600	93,634

See notes to financial statements.

25

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Malaysia (1.1%):
Communication Services (0.1%):
Astro Malaysia Holdings Berhad	258,200	$90,736
Consumer Staples (0.1%):
British American Tobacco Malaysia Berhad	19,000	132,348
Financials (0.5%):
Malayan Banking Berhad	185,800	399,705
Industrials (0.4%):
MISC Berhad	105,700	183,066
Sime Darby Berhad	309,900	169,724
		352,790
		975,579
Mexico (0.4%):
Consumer Staples (0.2%):
Kimberly-Clark de Mexico SAB de CV, Series A	114,812	213,532
Materials (0.2%):
Grupo Mexico SAB de CV, Series B	61,266	162,729
		376,261
Netherlands (0.8%):
Communication Services (0.2%):
Koninklijke KPN NV	55,100	169,157
Energy (0.1%):
Core Laboratories N.V. (a)	2,398	125,367
Financials (0.1%):
ING Groep NV	11,040	127,851
Industrials (0.2%):
Randstad Holding NV	2,511	137,775
Materials (0.2%):
Lyondellbasell Industries NV, Class A	2,031	174,930
		735,080
Norway (0.5%):
Communication Services (0.2%):
Telenor ASA	10,519	223,582
Consumer Staples (0.2%):
Marine Harvest ASA	6,599	154,473
Energy (0.1%):
Aker BP ASA	2,713	78,279
		456,334
Philippines (0.2%):
Communication Services (0.2%):
Globe Telecom, Inc.	3,835	169,340

See notes to financial statements.

26

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Poland (0.5%):
Financials (0.5%):
Bank Pekao SA	6,368	$190,955
Powszechny Zaklad Ubezpieczen na Zycie SA	19,003	222,540
		413,495
Portugal (0.2%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	10,225	164,775
Russian Federation (2.2%):
Consumer Staples (0.5%):
Magnit PJSC	3,657	216,343
X5 Retail Group NV, Registered Shares, GDR	4,905	167,851
		384,194
Energy (0.2%):
Tatneft PAO	15,520	190,374
Materials (1.2%):
ALROSA AO	150,790	205,240
Evraz PLC	12,520	105,990
MMC Norilsk Nickel PJSC	1,222	276,607
Phosagro OAO-GDR, Registered Shares	15,523	203,723
Severstal PJSC	15,310	258,470
		1,050,030
Utilities (0.3%):
Federal Grid Co. Unified Energy System PJSC	85,310,000	273,351
		1,897,949
Singapore (0.4%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	127,200	329,307
South Africa (2.3%):
Communication Services (0.4%):
Telkom SA SOC Ltd.	32,026	209,562
Vodacom Group Ltd.	19,666	167,193
		376,755
Consumer Discretionary (0.7%):
The Foschini Group Ltd.	11,822	151,557
Truworths International Ltd.	24,818	123,247
Tsogo Sun Holdings Ltd.	155,661	168,583
Woolworths Holdings Ltd.	47,746	165,532
		608,919
Consumer Staples (0.2%):
Avi Ltd.	23,296	151,001

See notes to financial statements.

27

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Financials (0.7%):
Absa Group Ltd.	12,507	$156,485
Nedbank Group Ltd.	8,270	148,841
RMB Holdings Ltd.	29,274	175,692
Standard Bank Group Ltd.	12,603	176,155
		657,173
Materials (0.3%):
African Rainbow Minerals Ltd.	10,997	142,855
Assore Ltd.	4,382	114,514
		257,369
		2,051,217
Spain (0.7%):
Communication Services (0.2%):
Telefonica SA	23,300	191,553
Energy (0.2%):
Repsol SA	10,242	160,684
Utilities (0.3%):
Endesa SA	8,779	225,742
		577,979
Sweden (0.7%):
Communication Services (0.3%):
TeliaSonera AB	51,933	230,339
Consumer Discretionary (0.1%):
Hennes & Mauritz AB, B Shares	6,613	117,540
Financials (0.3%):
Skandinaviska Enskilda Banken AB, Class A	17,591	162,946
Swedbank AB, A Shares	7,071	106,497
		269,443
		617,322
Switzerland (0.9%):
Communication Services (0.3%):
Swisscom AG	518	260,293
Financials (0.3%):
Zurich Insurance Group AG (a)	754	262,462
Industrials (0.2%):
Kuehne + Nagel International AG	1,230	182,775
Materials (0.1%):
Glencore PLC	28,258	97,779
		803,309

See notes to financial statements.

28

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Taiwan (4.0%):
Consumer Staples (0.4%):
President Chain Store Corp.	18,000	$174,221
Uni-President Enterprises Corp.	82,000	218,446
		392,667
Information Technology (2.8%):
Asustek Computer, Inc.	24,000	172,287
AU Optronics Corp.	475,000	142,322
Compal Electronics, Inc.	517,000	339,161
Foxconn Technology Co. Ltd.	102,000	207,428
Inventec Corp.	210,000	166,966
Lite-On Technology Corp.	139,000	203,744
Nanya Technology Corp.	48,000	99,805
Pegatron Corp.	87,000	150,846
Powertech Technology, Inc.	69,000	169,114
Quanta Computer, Inc.	156,000	303,684
Synnex Technology International Corp.	167,000	210,052
United Microelectronics Corp.	420,000	189,257
Winbond Electronics Corp.	215,000	105,396
		2,460,062
Materials (0.8%):
Formosa Chemicals & Fibre	57,000	189,431
Formosa Plastics Corp.	63,000	232,537
Nan Ya Plastics Corp.	111,000	281,105
		703,073
		3,555,802
Thailand (1.3%):
Communication Services (0.3%):
Intouch Holdings Public Co. Ltd.	125,300	256,505
Materials (0.2%):
PTT Global Chemical Public Co. Ltd.	85,100	177,783
Utilities (0.8%):
Ratch Group PCL (a)	209,100	455,340
TPI Polene Power PCL	1,168,900	232,593
		687,933
		1,122,221
Turkey (0.7%):
Communication Services (0.1%):
Turkcell Iletisim Hizmetleri AS	53,766	118,916
Consumer Discretionary (0.3%):
Ford Otomotiv Sanayi AS	11,275	121,833
Tofas Turk Otomobil Fabrikasi AS	27,674	92,277
		214,110

See notes to financial statements.

29

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Energy (0.1%):
Tupras Turkiye Petrol Rafinerileri AS	5,195	$103,221
Financials (0.1%):
Akbank TAS (c)	85,017	100,793
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	70,630	96,096
		633,136
United Kingdom (2.2%):
Consumer Discretionary (0.2%):
Barratt Developments PLC	14,605	106,259
Persimmon PLC	4,018	102,057
		208,316
Consumer Staples (0.2%):
British American Tobacco PLC	3,229	112,721
Imperial Tobacco Group PLC	4,580	107,449
		220,170
Energy (0.4%):
BP PLC	22,516	156,832
Royal Dutch Shell PLC, Class A	5,723	186,748
		343,580
Financials (0.6%):
Aviva PLC	33,458	177,177
HSBC Holdings PLC	22,406	186,969
Legal & General Group PLC	51,408	176,089
		540,235
Health Care (0.2%):
GlaxoSmithKline PLC	8,644	173,233
Industrials (0.2%):
BAE Systems PLC	24,837	156,067
Materials (0.2%):
Rio Tinto PLC	2,549	157,734
Utilities (0.2%):
National Grid PLC	15,113	160,693
		1,960,028
United States (39.9%):
Communication Services (1.7%):
AT&T, Inc. (d)	5,963	199,820
Cogent Communications Holdings, Inc. (a)	4,345	257,919
Omnicom Group, Inc.	2,563	210,038
TEGNA, Inc.	14,596	221,129
Verizon Communications, Inc.	3,923	224,121
Viacom, Inc., Class B	5,067	151,351
Wiley (John) & Sons, Class A (a)	3,961	181,652
		1,446,030

See notes to financial statements.

30

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Consumer Discretionary (4.3%):
Acushnet Holdings Corp. (a)	9,219	$242,091
Bed Bath & Beyond, Inc. (a)	6,429	74,705
Brinker International, Inc. (a)	3,327	130,917
Dana, Inc.	6,366	126,938
Dineequity, Inc. (a)	1,368	130,603
Ethan Allen Interiors, Inc.	9,632	202,850
General Motors Co.	3,581	137,976
Hanesbrands, Inc.	5,356	92,230
Harley-Davidson, Inc. (a)	4,151	148,730
Haverty Furniture Cos., Inc. (a)	8,811	150,051
Hooker Furniture Corp.	4,802	99,017
Jack in the Box, Inc.	2,830	230,334
Kohl's Corp.	1,826	86,826
LCI Industries	1,753	157,770
Leggett & Platt, Inc.	3,247	124,587
Macy's, Inc.	4,147	88,995
MDC Holdings, Inc.	6,375	208,972
Nordstrom, Inc. (a)	2,567	81,785
PetMed Express, Inc. (a)	6,214	97,373
Sturm Ruger & Co. (a)	3,920	213,562
Tapestry, Inc.	3,430	108,834
Target Corp.	2,075	179,716
Tenneco, Inc. (a)	4,197	46,545
The Buckle, Inc. (a)	6,864	118,816
The Cheesecake Factory, Inc. (a)	4,878	213,266
The Children's Place, Inc. (a)	1,452	138,492
The Gap, Inc.	5,779	103,849
Tupperware Brands Corp. (a)	3,527	67,119
		3,802,949
Consumer Staples (3.9%):
Altria Group, Inc.	3,075	145,601
Archer-Daniels-Midland Co.	5,226	213,221
B&G Foods, Inc. (a)	7,401	153,941
Conagra Brands, Inc.	5,019	133,104
General Mills, Inc.	3,676	193,064
Ingles Markets, Inc., Class A	5,231	162,841
John B. Sanfilippo & Son, Inc.	2,883	229,746
Keurig Dr Pepper, Inc. (a)	7,011	202,618
Kimberly-Clark Corp.	1,573	209,649
Natural Health Trends Corp. (a)	9,099	73,247
PepsiCo, Inc.	2,067	271,046
Philip Morris International, Inc.	1,926	151,249
The Coca-Cola Co.	5,031	256,179
The J.M. Smucker Co.	1,663	191,561
The Procter & Gamble Co.	2,051	224,892
Universal Corp.	4,039	245,450
Vector Group Ltd. (a)	16,806	163,858
Weis Markets, Inc. (a)	4,593	167,231
		3,388,498

See notes to financial statements.

31

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Energy (1.7%):
Chevron Corp.	1,577	$196,242
Evolution Petroleum Corp.	17,837	127,535
Exxon Mobil Corp. (d)	2,591	198,548
Falcon Minerals Corp.	18,731	157,340
Marathon Petroleum Corp.	2,176	121,595
Occidental Petroleum Corp.	2,426	121,979
ONEOK, Inc.	2,541	174,846
Phillips 66	1,546	144,613
RPC, Inc. (a)	12,532	90,356
Valero Energy Corp.	1,603	137,233
		1,470,287
Financials (9.1%):
Ameriprise Financial, Inc.	1,039	150,821
Artisan Partners Asset Management, Class A	8,062	221,866
BB&T Corp.	4,226	207,623
Berkshire Hills Bancorp, Inc.	6,928	217,470
BlackRock, Inc., Class A	375	175,988
Boston Private Financial Holdings, Inc. (a)	18,224	219,964
Citizens Financial Group, Inc.	4,689	165,803
Cohen & Steers, Inc.	5,662	291,253
Columbia Banking System, Inc.	6,051	218,925
Federated Investors, Inc., Class B (a)	7,422	241,215
First American Financial Corp.	3,336	179,143
First Busey Corp.	10,041	265,183
First Financial Bancorp	7,441	180,221
FNF Group	5,238	211,091
Franklin Resources, Inc. (a)	5,162	179,638
Hope Bancorp, Inc.	15,745	216,966
Huntington Bancshares, Inc.	12,663	175,003
KeyCorp	9,056	160,744
MetLife, Inc.	3,839	190,683
Moelis & Co., Class A	3,353	117,187
Morgan Stanley	3,743	163,981
Navient Corp.	13,637	186,145
New York Community Bancorp, Inc.	13,787	137,594
Northwest Bancshares, Inc.	16,099	283,503
Park National Corp.	2,160	214,682
People's United Financial, Inc.	11,534	193,541
Principal Financial Group, Inc.	2,966	171,791
Provident Financial Services, Inc.	8,735	211,824
Prudential Financial, Inc.	1,812	183,012
Regions Financial Corp.	10,137	151,447
Safety Insurance Group, Inc.	3,178	302,323
Sandy Spring BanCorp	7,023	244,962
Santander Consumer USA Holdings, Inc.	7,981	191,225
Southside Bancshares, Inc. (a)	6,479	209,790
T. Rowe Price Group, Inc.	1,583	173,671
The PNC Financial Services Group, Inc.	1,541	211,549
The Progressive Corp.	2,254	180,162

See notes to financial statements.

32

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Waddell & Reed Financial, Inc., Class A (a)	10,941	$182,386
Washington Trust BanCorp, Inc.	5,082	265,179
Wells Fargo & Co. (d)	4,137	195,763
		8,041,317
Health Care (0.7%):
Amgen, Inc.	941	173,407
Bristol-Myers Squibb Co.	2,599	117,865
Gilead Sciences, Inc.	2,582	174,440
Meridian Bioscience, Inc.	10,498	124,716
		590,428
Industrials (6.3%):
ABM Industries, Inc. (a)	4,385	175,400
Acco Brands Corp.	15,248	120,002
Aircastle Ltd.	11,477	244,001
Allegiant Travel Co.	1,155	165,742
Applied Industrial Technologies, Inc.	3,444	211,909
Argan, Inc. (a)	2,993	121,396
Cummins, Inc.	1,158	198,412
Delta Air Lines, Inc.	2,973	168,718
Emerson Electric Co.	2,641	176,208
Ennis, Inc.	11,116	228,100
GATX Corp.	2,605	206,550
H&E Equipment Services, Inc.	3,569	103,822
Healthcare Services Group (a)	4,981	151,024
Herman Miller, Inc.	5,950	265,965
HNI Corp.	4,730	167,347
Hubbell, Inc.	1,247	162,609
IAA, Inc. (c)	3,209	124,445
Johnson Controls International PLC	5,075	209,648
KAR Auction Services, Inc.	3,209	80,225
Kimball International, Inc., Class B	13,435	234,172
Knoll, Inc.	10,880	250,022
Lockheed Martin Corp.	586	213,034
Matson, Inc.	4,454	173,038
Matthews International Corp., Class A (a)	3,912	136,333
McGrath RentCorp	2,924	181,727
National Presto Industries, Inc. (a)	1,808	168,668
Pitney Bowes, Inc.	16,427	70,308
Resources Connection, Inc.	8,873	142,057
Steelcase, Inc., Class A	9,544	163,202
Systemax, Inc.	4,467	98,989
The Greenbrier Cos., Inc.	3,707	112,693
United Parcel Service, Inc., Class B	1,528	157,797
Wabash National Corp. (a)	8,632	140,443
		5,524,006
Information Technology (3.0%):
American Software, Inc.	12,185	160,233
Broadcom, Inc.	449	129,249

See notes to financial statements.

33

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
CSG Systems International, Inc.	4,688	$228,915
Cypress Semiconductor Corp.	7,416	164,932
HP, Inc.	6,156	127,983
InterDigital, Inc.	3,873	249,421
International Business Machines Corp.	1,144	157,758
ManTech International Corp., Class A	3,602	237,192
Maxim Integrated Products, Inc.	2,460	147,157
MTS Systems Corp.	4,200	245,826
NIC, Inc.	9,763	156,599
Paychex, Inc.	2,925	240,698
The Western Union Co.	14,056	279,574
Xerox Corp.	4,018	142,277
		2,667,814
Materials (3.1%):
CF Industries Holdings, Inc.	2,623	122,520
Commercial Metals Co.	9,547	170,414
Corteva, Inc.	286	8,467
DuPont de Nemours, Inc.	1,837	137,904
Eastman Chemical Co.	1,939	150,912
Greif, Inc., Class A	3,606	117,375
Innophos Holdings, Inc.	4,678	136,177
International Paper Co.	3,038	131,606
Kaiser Aluminum Corp.	1,637	159,788
Kronos Worldwide, Inc.	7,994	122,468
Packaging Corp. of America	1,437	136,975
PolyOne Corp.	5,612	176,161
Rayonier Advanced Materials, Inc. (a)	8,909	57,819
Schnitzer Steel Industries, Inc.	6,360	166,441
Schweitzer-Mauduit International, Inc.	4,268	141,612
Sensient Technologies Corp.	3,194	234,695
Sonoco Products Co.	4,058	265,150
WestRock Co.	3,471	126,587
Worthington Industries, Inc.	4,895	197,073
		2,760,144
Real Estate (0.3%):
Four Corners Property Trust, Inc.	10,822	295,765
Utilities (5.8%):
AES Corp.	10,309	172,779
Alliant Energy Corp.	5,401	265,081
American Electric Power Co., Inc.	3,223	283,656
Consolidated Edison, Inc.	2,768	242,698
Dominion Resources, Inc.	3,355	259,409
DTE Energy Co.	2,008	256,783
Duke Energy Corp.	2,925	258,102
Evergy, Inc.	4,549	273,622
Eversource Energy	3,758	284,706
Exelon Corp.	5,497	263,526
MGE Energy, Inc.	3,779	276,169
OGE Energy Corp.	5,862	249,487

See notes to financial statements.

34

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Otter Tail Corp.	5,173	$273,186
Pinnacle West Capital Corp.	2,584	243,129
PPL Corp.	6,428	199,332
Public Service Enterprise Group, Inc.	4,110	241,750
SJW Corp.	3,724	226,308
Unitil Corp.	4,675	279,986
WEC Energy Group, Inc.	3,310	275,955
Xcel Energy, Inc.	4,624	275,081
		5,100,745
		35,087,983
Total Common Stocks (Cost $70,285,560)		72,366,143
Rights (0.0%) (e)
Spain (0.0%): (e)
Energy (0.0%): (e)
Repsol SA Expires 07/05/19 @ $0.49 (c)	10,242	5,680
United States (0.0%): (e)
Materials (0.0%): (e)
Schulman, Inc. (c) (f) (g)	1,513	3,026
Total Rights (Cost $8,827)		8,706
Collateral for Securities Loaned^ (6.2%)
United States (6.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (h)	1,125,964	1,125,964
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (h)	1,450,370	1,450,370
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (h)	37,666	37,666
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (h)	619,198	619,198
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (h)	844,342	844,342
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (h)	1,313,468	1,313,468
Total Collateral for Securities Loaned (Cost $5,391,008)		5,391,008
Total Investments (Cost $75,685,395) — 88.4%		77,765,857
Other assets in excess of liabilities — 11.6%		10,221,706
NET ASSETS — 100.00%		$87,987,563

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $588,435 and amounted to 0.7% of net assets.

(c)  Non-income producing security.

(d)  All or a portion of this security has been segregated as collateral for derivative instruments.

(e)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

35

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2019

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2019.

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, illiquid securities were 0.0% of the Fund's net assets.

(h)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

OAO — Russian Open Joint Stock Corporations

PCL — Public Company Limited

PLC — Public Limited Company

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
E-Mini S&P 500 Option	Put	USD	2,950.00	7/19/19	224	$(445,760)
Total (Premiums Received $405,236)						$(445,760)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	147	9/20/19	$22,048,975	$22,619,625	$570,650

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	178	7/17/19	$2,959,259	$2,763,450	$195,809
E-Mini S&P 500 Futures	277	9/20/19	39,956,133	40,777,170	(821,037)
Mini MSCI EAFE Index Futures	188	9/20/19	17,649,622	18,079,020	(429,398)
Mini MSCI Emerging Markets Index Futures	340	9/20/19	17,211,130	17,907,800	(696,670)
Russell 2000 Mini Index Futures	232	9/20/19	17,690,538	18,178,360	(487,822)
					$(2,239,118)
	Total unrealized appreciation				$766,459
	Total unrealized depreciation				(2,434,927)
	Total net unrealized appreciation(depreciation)				$(1,668,468)

See notes to financial statements.

36

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2019
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
ASSETS:
Investments, at value (Cost $85,738,810 and $75,685,395)	$99,337,165	(a)	$77,765,857 (b)
Foreign currency, at value (Cost $— and $30,117)	—		30,133
Cash and cash equivalents	—		9,198,413
Deposits with brokers for futures contracts	112,396		6,763,424
Interest and dividends receivable	104,345		314,609
Receivable for capital shares issued	7,331		111,948
Receivable for investments sold	152,463		—
Variation margin receivable on open futures contracts	3,572		—
Reclaims receivable	—		24,106
Receivable from Adviser	70,990		83,939
Prepaid expenses	5,487		207
Total Assets	99,793,749		94,292,636
LIABILITIES:
Payables:
Written options, at value (Premiums Received $— and $405,236)	—		445,760
To Custodian	1,998		—
Collateral received on loaned securities	3,996,858		5,391,008
Capital shares redeemed	100,480		22,718
Variation margin on open futures contracts	—		321,770
Accrued foreign capital gains tax	—		19,177
Accrued expenses and other payables:
Investment advisory fees	54,993		43,051
Administration fees	4,783		4,467
Custodian fees	1,033		11,167
Transfer agent fees	21,921		7,220
Chief Compliance Officer fees	68		61
Trustees' fees	276		242
12b-1 fees	18,025		3,551
Other accrued expenses	37,480		34,881
Total Liabilities	4,237,915		6,305,073
NET ASSETS:
Capital	76,348,932		90,729,728
Total distributable earnings/(loss)	19,206,902		(2,742,165)
Net Assets	$95,555,834		$87,987,563
Net Assets
Class A Shares	$33,406,265		$32,626,813
Class C Shares	35,648,895		440,624
Class I Shares	26,500,674		54,920,126
Total	$95,555,834		$87,987,563
Shares (unlimited number of shares authorized with no par value):
Class A Shares	2,342,940		3,432,303
Class C Shares	2,564,532		46,741
Class I Shares	1,858,339		5,749,450
Total	6,765,811		9,228,494
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$14.26		$9.51
Class C Shares (c)	13.90		9.43
Class I Shares	14.26		9.55
Maximum Sales Charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$15.13		$10.09

(a)  Includes $3,931,252 of securities on loan.

(b)  Includes $5,278,570 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

37

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2019
	Victory US 500 Enhanced Volatility Wtd Index Fund	Victory Market Neutral Income Fund
Investment Income:
Dividends	$2,073,107	$2,332,197
Interest	2,273	173,296
Securities lending (net of fees)	9,665	20,034
Foreign tax withholding	(217)	(199,457)
Total Income	2,084,828	2,326,070
Expenses:
Investment advisory fees	793,970	330,880
Administration fees	70,196	34,310
12b-1 fees — Class A Shares	101,888	13,898
12b-1 fees — Class C Shares	382,808	4,053
Custodian fees	5,126	60,550
Transfer agent fees — Class A Shares	44,583	2,516
Transfer agent fees — Class C Shares	39,781	437
Transfer agent fees — Class I Shares	28,199	19,360
Trustees' fees	10,985	5,148
Chief Compliance Officer fees	911	418
Legal and audit fees	26,231	23,677
State registration and filing fees	59,094	47,462
Interfund lending fees	31	—
Other expenses	56,377	37,554
Total Expenses	1,620,180	580,263
Expenses waived/reimbursed by Adviser	(292,081)	(258,188)
Net Expenses	1,328,099	322,075
Net Investment Income (Loss)	756,729	2,003,995
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	12,645,965	1,115,183
Foreign taxes on realized gains	—	(5,282)
Net realized gains (losses) from futures contracts	7,488	(1,844,673)
Net realized gains (losses) from written options	—	2,028,505
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(15,047,350)	589,273
Net change in unrealized appreciation/depreciation on futures contracts	15,360	(2,851,291)
Net change in unrealized appreciation/depreciation on written options	—	162,285
Net change in accrued foreign taxes on unrealized gains	—	(14,981)
Net realized/unrealized gains (losses) on investments	(2,378,537)	(820,981)
Change in net assets resulting from operations	$(1,621,808)	$1,183,014

See notes to financial statements.

38

Victory Portfolios II	Statements of Changes in Net Assets
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$756,729	$520,905	$2,003,995	$1,367,130
Net realized gains (losses) from investments	12,653,453	16,530,506	1,293,733	1,997,614
Net change in unrealized appreciation/depreciation on investments	(15,031,990)	(1,974,167)	(2,114,714)	(579,923)
Change in net assets resulting from operations	(1,621,808)	15,077,244	1,183,014	2,784,821
Distributions to Shareholders: (a)
Class A Shares	(5,511,646)	(3,474,874)	(846,203)	(729,949)
Class C Shares	(4,685,954)	(5,093,813)	(9,801)	(9,927)
Class I Shares	(4,447,685)	(3,082,938)	(1,094,578)	(837,655)
Change in net assets resulting from distributions to shareholders	(14,645,285)	(11,651,625)	(1,950,582)	(1,577,531)
Change in net assets resulting from capital transactions	(17,658,385)	(1,036,505)	45,113,641	(14,222,605)
Change in net assets	(33,925,478)	2,389,114	44,346,073	(13,015,315)
Net Assets:
Beginning of period	129,481,312	127,092,198	43,641,490	56,656,805
End of period	$95,555,834	$129,481,312	$87,987,563	$43,641,490

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 9 in the Notes to Financial Statements).

(continues on next page)

See notes to financial statements.

39

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
Capital Transactions:
Class A Shares
Proceeds from shares issued	$3,179,765	$26,139,052	$18,863,042	$2,828,020
Distributions reinvested	5,443,862	3,421,278	835,435	727,653
Cost of shares redeemed	(20,651,944)	(15,975,579)	(10,575,001)	(5,260,176)
Total Class A Shares	$(12,028,317)	$13,584,751	$9,123,476	$(1,704,503)
Class C Shares
Proceeds from shares issued	$5,933,599	$13,301,468	$193,648	$151,102
Distributions reinvested	4,654,559	5,056,077	9,801	9,927
Cost of shares redeemed	(11,177,965)	(35,709,156)	(68,456)	(377,788)
Total Class C Shares	$(589,807)	$(17,351,611)	$134,993	$(216,759)
Class I Shares
Proceeds from shares issued	$6,951,471	$11,264,963	$46,027,381	$10,892,602
Distributions reinvested	4,229,419	2,880,716	1,066,302	831,102
Cost of shares redeemed	(16,221,151)	(11,415,324)	(11,238,511)	(24,025,047)
Total Class I Shares	$(5,040,261)	$2,730,355	$35,855,172	$(12,301,343)
Change in net assets resulting from capital transactions	$(17,658,385)	$(1,036,505)	$45,113,641	$(14,222,605)
Share Transactions:
Class A Shares
Issued	208,203	1,598,096	1,959,809	295,657
Reinvested	421,510	208,990	87,585	76,073
Redeemed	(1,419,022)	(963,489)	(1,096,194)	(549,478)
Total Class A Shares	(789,309)	843,597	951,200	(177,748)
Class C Shares
Issued	409,244	814,121	20,286	15,890
Reinvested	371,350	315,413	1,035	1,047
Redeemed	(777,932)	(2,219,795)	(7,185)	(39,902)
Total Class C Shares	2,662	(1,090,261)	14,136	(22,965)
Class I Shares
Issued	456,414	680,103	4,782,813	1,131,635
Reinvested	326,714	175,785	111,472	86,613
Redeemed	(1,131,076)	(690,384)	(1,163,832)	(2,499,198)
Total Class I Shares	(347,948)	165,504	3,730,453	(1,280,950)
Change in Shares	(1,134,595)	(81,160)	4,695,789	(1,481,663)

See notes to financial statements.

40

This page is intentionally left blank.

41

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Year Ended 6/30/19	$16.50	0.13	(0.36)	(0.23)	(0.12)	(1.89)
Year Ended 6/30/18	$16.04	0.11	1.91	2.02	(0.10)	(1.46)
Year Ended 6/30/17	$13.80	0.11	2.48	2.59	(0.11)	(0.24)
Year Ended 6/30/16	$14.15	0.13	0.16	0.29	(0.12)	(0.52)
Year Ended 6/30/15	$14.16	0.05	0.74	0.79	(0.04)	(0.76)
Class C
Year Ended 6/30/19	$16.16	0.02	(0.35)	(0.33)	(0.04)	(1.89)
Year Ended 6/30/18	$15.78	(0.02)	1.86	1.84	— (d)	(1.46)
Year Ended 6/30/17	$13.59	— (d)	2.44	2.44	(0.01)	(0.24)
Year Ended 6/30/16	$13.95	0.02	0.17	0.19	(0.03)	(0.52)
Year Ended 6/30/15	$14.05	(0.05)	0.71	0.66	—	(0.76)
Class I
Year Ended 6/30/19	$16.50	0.17	(0.36)	(0.19)	(0.16)	(1.89)
Year Ended 6/30/18	$16.05	0.15	1.90	2.05	(0.14)	(1.46)
Year Ended 6/30/17	$13.80	0.15	2.48	2.63	(0.14)	(0.24)
Year Ended 6/30/16	$14.15	0.16	0.16	0.32	(0.15)	(0.52)
Year Ended 6/30/15	$14.16	0.08	0.74	0.82	(0.07)	(0.76)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Amount is less than $0.005 per share.

(e)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

42

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)	Net Expenses	Net Investment Income (Loss)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Year Ended 6/30/19	(2.01)	$14.26	(0.01)%	0.99%	0.84%	1.25%	$33,406	120	%(e)
Year Ended 6/30/18	(1.56)	$16.50	12.79%	0.99%	0.67%	1.19%	$51,671	45%
Year Ended 6/30/17	(0.35)	$16.04	18.89%	0.99%	0.75%	1.35%	$36,721	38%
Year Ended 6/30/16	(0.64)	$13.80	2.17%	0.99%	0.92%	1.28%	$62,700	46%
Year Ended 6/30/15	(0.80)	$14.15	5.89%	1.50%	0.35%	1.67%	$75,399	48%
Class C
Year Ended 6/30/19	(1.93)	$13.90	(0.73)%	1.74%	0.10%	2.00%	$35,649	120	%(e)
Year Ended 6/30/18	(1.46)	$16.16	11.78%	1.74%	(0.11)%	1.97%	$41,410	45%
Year Ended 6/30/17	(0.25)	$15.78	18.09%	1.74%	0.01%	2.12%	$57,620	38%
Year Ended 6/30/16	(0.55)	$13.59	1.42%	1.74%	0.16%	2.11%	$58,249	46%
Year Ended 6/30/15	(0.76)	$13.95	5.01%	2.25%	(0.37)%	2.42%	$56,826	48%
Class I
Year Ended 6/30/19	(2.05)	$14.26	0.24%	0.74%	1.10%	1.00%	$26,501	120	%(e)
Year Ended 6/30/18	(1.60)	$16.50	12.97%	0.74%	0.91%	0.95%	$36,400	45%
Year Ended 6/30/17	(0.38)	$16.05	19.24%	0.74%	1.00%	1.13%	$32,751	38%
Year Ended 6/30/16	(0.67)	$13.80	2.42%	0.74%	1.14%	1.11%	$44,170	46%
Year Ended 6/30/15	(0.83)	$14.15	6.16%	1.25%	0.60%	1.42%	$63,213	48%

See notes to financial statements.

43

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Market Neutral Income Fund
Class A
Year Ended 6/30/19	$9.61	0.32	(0.13)	0.19	(0.27)	(0.02)
Year Ended 6/30/18	$9.40	0.24	0.26	0.50	(0.29)	—
Year Ended 6/30/17	$9.21	0.24	0.20 (d)	0.44	(0.25)	—
Year Ended 6/30/16	$9.41	0.26	(0.02)	0.24	(0.21)	(0.23)
Year Ended 6/30/15	$9.84	0.22	(0.38)	(0.16)	(0.21)	(0.06)
Class C
Year Ended 6/30/19	$9.54	0.25	(0.14)	0.11	(0.20)	(0.02)
Year Ended 6/30/18	$9.33	0.17	0.26	0.43	(0.22)	—
Year Ended 6/30/17	$9.15	0.17	0.20 (d)	0.37	(0.19)	—
Year Ended 6/30/16	$9.36	0.19	(0.02)	0.17	(0.15)	(0.23)
Year Ended 6/30/15	$9.74	0.14	(0.38)	(0.24)	(0.08)	(0.06)
Class I
Year Ended 6/30/19	$9.65	0.38	(0.16)	0.22	(0.30)	(0.02)
Year Ended 6/30/18	$9.44	0.26	0.26	0.52	(0.31)	—
Year Ended 6/30/17	$9.24	0.27	0.20 (d)	0.47	(0.27)	—
Year Ended 6/30/16	$9.44	0.30	(0.04)	0.26	(0.23)	(0.23)
Year Ended 6/30/15	$9.89	0.23	(0.37)	(0.14)	(0.25)	(0.06)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  The amount of net realized and unrealized gains (losses) on investments per share for the year ended June 30, 2017 does not accord with the amounts in the Statement of Operations due to timing of purchases and sales of Fund Shares in relation to fluctuating market values.

See notes to financial statements.

44

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)	Net Expenses	Net Investment Income (Loss)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory Market Neutral Income Fund
Class A
Year Ended 6/30/19	(0.29)	$9.51	1.99%	0.75%	3.36%	1.03%	$32,627	82%
Year Ended 6/30/18	(0.29)	$9.61	5.37%	0.89%	2.55%	1.18%	$23,847	69%
Year Ended 6/30/17	(0.25)	$9.40	4.77%	0.90%	2.59%	1.25%	$24,998	63%
Year Ended 6/30/16	(0.44)	$9.21	2.54%	0.90%	2.72%	1.06%	$29,649	92%
Year Ended 6/30/15	(0.27)	$9.41	(1.62)%	1.13%	2.23%	1.27%	$31,313	135%
Class C
Year Ended 6/30/19	(0.22)	$9.43	1.19%	1.50%	2.57%	2.56%	$441	82%
Year Ended 6/30/18	(0.22)	$9.54	4.64%	1.64%	1.79%	2.51%	$311	69%
Year Ended 6/30/17	(0.19)	$9.33	4.02%	1.65%	1.88%	3.00%	$519	63%
Year Ended 6/30/16	(0.38)	$9.15	1.75%	1.65%	2.00%	2.48%	$518	92%
Year Ended 6/30/15	(0.14)	$9.36	(2.42)%	2.02%	1.88%	1.29%	$385	135%
Class I
Year Ended 6/30/19	(0.32)	$9.55	2.25%	0.40%	3.91%	1.05%	$54,920	82%
Year Ended 6/30/18	(0.31)	$9.65	5.62%	0.64%	2.72%	1.09%	$19,483	69%
Year Ended 6/30/17	(0.27)	$9.44	5.11%	0.65%	2.83%	1.13%	$31,140	63%
Year Ended 6/30/16	(0.46)	$9.24	2.77%	0.65%	3.16%	1.05%	$43,866	92%
Year Ended 6/30/15	(0.31)	$9.44	(1.41)%	1.02%	0.88%	2.25%	$25,310	135%

See notes to financial statements.

45

Victory Portfolios II	Notes to Financial Statements June 30, 2019

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust as a successor to a company named "Compass EMP Funds Trust". The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 20 funds, 18 of which are exchange-traded funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the two following Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund	US 500 Enhanced Volatility Wtd Index Fund	Classes A, C and I
Victory Market Neutral Income Fund	Market Neutral Fund	Classes A, C and I

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

46

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$94,768,746	$—	$—	$—	$94,768,746	$—
Investment Companies	571,561	—	—	—	571,561	—
Collateral for Securities Loaned	3,996,858	—	—	—	3,996,858	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	5,411	—	—	—	5,411
Total	99,337,165	5,411	—	—	99,337,165	5,411

47

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Market Neutral Income Fund
Common Stocks	$41,166,309	$—	$31,199,834	$—	$72,366,143	$—
Rights	5,680	—	3,026	—	8,706	—
Collateral for Securities Loaned	5,391,008	—	—	—	5,391,008	—
Derivative Financial Instruments
Assets:
Future Contracts	—	766,459	—	—	—	766,459
Liabilities:
Written Options	—	(445,760)	—	—	—	(445,760)
Futures Contracts	—	(2,434,927)	—	—	—	(2,434,927)
Total	46,562,997	(2,114,228)	31,202,860	—	77,765,857	(2,114,228)

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

For the year ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a

48

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2019, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

As of June 30, 2019, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded. The collateral held by the Funds is presented on the Schedules of Portfolio Investments.

49

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Enhanced Volatility Wtd Index Fund
Futures Contracts-Goldman Sachs & Co.	$3,572	$—	$3,572	$—	$3,572
Market Neutral Income Fund
Futures Contracts-Goldman Sachs & Co.	153,355	(153,355)	—	—	—
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged*	Net Amount
Market Neutral Income Fund
Futures Contracts-Goldman Sachs & Co.	$475,125	$(153,355)	$321,770	$(321,770)	$—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed in the Statements of Assets and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*	Written Options, at Value
Equity Risk Exposure:
US 500 Enhanced Volatility Wtd Index Fund	$5,411	$—	$—
Market Neutral Income Fund	766,459	2,434,927	445,760

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

50

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2019:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Written Options	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Written Options
Equity Risk Exposure:
US 500 Enhanced Volatility Wtd Index Fund	$7,488	$—	$15,360	$—
Market Neutral Income Fund	(1,844,673)	2,028,505	(2,851,291)	162,285

All open derivative positions at year end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

51

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
US 500 Enhanced Volatility Wtd Index Fund	$3,931,252	$3,931,252	$—	$—	$—	$—
Market Neutral Income Fund	5,278,570	5,278,570	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

52

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

As of June 30, 2019, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:

	Total Distributable Earnings/(Loss)	Capital
US 500 Enhanced Volatility Wtd Index Fund	$(1,740,311)	$1,740,311

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the year ended June 30, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2019 were as follows:

	Purchases	Sales
US 500 Enhanced Volatility Wtd Index Fund	$127,896,827	$159,597,530
Market Neutral Income Fund	72,360,062	37,668,540

For the year ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

53

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
US 500 Enhanced Volatility Wtd Index Fund	0.70%
Market Neutral Income Fund	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distributions and service fee, at an annual rate of up to 0.25% of the average daily net assets for Class A Shares, at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commission on sales of Class A Shares of the Funds. For the year ended June 30, 2019, the Distributor received approximately $4,318 from commissions earned on sales of Class A Shares. A $15 fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest,

54

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. For the year ended June 30, 2019, the expense limits (excluding voluntary waivers) are as follows:

	In effect July 1, 2018 until October 31, 2019
	Class A Shares	Class C Shares	Class I Shares
US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%
Market Neutral Income Fund	0.75%	1.50%	0.40%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of June 30, 2019, the following amounts are available to be repaid to the Adviser:

	Expires 6/30/20	Expires 6/30/21	Expires 6/30/22	Total
US 500 Enhanced Volatility Wtd Index Fund	$534,407	$283,259	$292,081	$1,109,747
Market Neutral Income Fund	256,668	197,955	258,188	712,811

The Adviser, may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2019.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Market Neutral Income Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of the Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

55

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the year ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the year ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the year ended June 30, 2019, Citibank earned approximately $150 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed, including the USAA Mutual Funds Complex, commencing July 1, 2019. Interest charged to the Funds during the period is presented on the Statement of Operations under line of credit fees.

The Funds did not utilize the Line of Credit during the year ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period is presented on the Statements of Operations under interfund lending fees.

The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2019 were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2019	Average Borrowing	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
US 500 Enhanced Volatility Wtd Index Fund	Borrower	$—	$191,500	2	2.95%	$254,000

*  For the year ended June 30, 2019, based on the number of days borrowings were outstanding.

56

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

7. Federal Income Tax Information:

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2019
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$1,600,430	$13,044,855	$14,645,285	$14,645,285
Market Neutral Income Fund	1,950,582	—	1,950,582	1,950,582
	Year Ended June 30, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$2,489,677	$9,161,948	$11,651,625	$11,651,625
Market Neutral Income Fund	1,577,531	—	1,577,531	1,577,531

As of the tax year ended June 30, 2019, the components of distributable earnings/accumulated deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US 500 Enhanced Volatility Wtd Index Fund	$—	$8,799,090	$8,799,090	$—	$—	$10,407,812	$19,206,902
Market Neutral Income Fund	35,674	—	35,674	(4,538,859)	—	1,761,020	(2,742,165)

*  Under the current tax law, net investment losses realized after October 31 or December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended June 30, 2019, the following Funds had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years as summarized in the tables below. CLCFs are applied as either short-term or long-term depending on the originating capital loss.

	Short-Term Amount	Long-Term Amount	Total
Market Neutral Income Fund	$1,011,865	$3,526,994	$4,538,859

57

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Enhanced Volatility Wtd Index Fund	$88,929,353	$15,188,224	$(4,780,412)	$10,407,812
Market Neutral Income Fund	75,971,649	4,954,405	(3,160,197)	1,794,208

8. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

	Shareholder	Percent
US 500 Enhanced Volatility Wtd Index Fund	LPL Financial Corp.	32.6%
Market Neutral Income Fund	Charles Schwab & Co., Inc.	76.8%

9. Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Funds' adoption of these amendments, effective with the financial statements prepared as of June 30, 2019 had no effect on the Funds' net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the June 30, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of shareholders, other than tax basis return of capital distributions, in one line item per share class. Distributions to shareholders from net investment income and net realized gains, and accumulated net investment income (loss) in the Funds for the year ended June 30, 2018 were as follows:

	US 500 Enhanced Volatility Wtd Index Fund	Market Neutral Income Fund
Accumulated Net investment Income (Loss):	$—	$(14,932)
Distributions to Shareholders:
From net investment income:
Class A Shares	(261,664)	(729,949)
Class C Shares	(5,831)	(9,927)
Class I Shares	(301,423)	(837,655)
From net realized gains:
Class A Shares	(3,213,210)	—
Class C Shares	(5,087,982)	—
Class I Shares	(2,781,515)	—

58

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

59

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory US 500 Enhanced Volatility Wtd Index Fund and Victory Market Neutral Income Fund (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four years in the period then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the year ended June 30, 2015, were audited by other auditors whose report dated August 28, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2019

60

Victory Portfolios II	Supplemental Information June 30, 2019

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds and 42 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 72	Vice Chair and Trustee	May 2015	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.

61

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 65	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	May 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016), Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.

62

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 47**	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling 800-539-3863.

63

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	May 2015	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer*	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	May 2015	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 5, 2017, Mr. Ponte resigned as Treasurer and accepted the position of Assistant Treasurer of the Trust.

64

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19- 6/30/19*	Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,117.50	$1,019.89	$5.20	$4.96	0.99%
Class C Shares	1,000.00	1,112.50	1,016.17	9.11	8.70	1.74%
Class I Shares	1,000.00	1,118.00	1,021.12	3.89	3.71	0.74%

65

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19- 6/30/19*	Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
Market Neutral Income Fund
Class A Shares	$1,000.00	$1,004.80	$1,021.08	$3.73	$3.76	0.75%
Class C Shares	1,000.00	1,001.30	1,017.36	7.44	7.50	1.50%
Class I Shares	1,000.00	1,005.90	1,022.81	1.99	2.01	0.40%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

66

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2019, the Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Amount
US 500 Enhanced Volatility Wtd Index Fund	97%
Market Neutral Income Fund	100%

Dividends qualified for corporate dividends received deductions of:

Amount
US 500 Enhanced Volatility Wtd Index Fund	96%
Market Neutral Income Fund	37%

For the year ended June 30, 2019, the following Fund designated short-term capital gain distributions:

Amount
US 500 Enhanced Volatility Wtd Index Fund	$843,699

For the year ended June 30, 2019, the following Fund designated long-term capital gain distributions:

Amount
US 500 Enhanced Volatility Wtd Index Fund	$14,785,167

67

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-COMPASS-AR (6/19)

June 30, 2019

Annual Report

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictorySharesLiterature.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

• Detailed performance records

• Daily share prices

• The latest fund news

• Investment resources to help you become a better investor

• A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Table of Contents

Shareholder Letter (unaudited)	5-6
Fund Review and Commentary (unaudited)	7
Financial Statements
Victory Portfolios II Exchange Traded Funds
VictoryShares US 500 Volatility Wtd ETF
Schedule of Investments	35-46
Statements of Assets and Liabilities	169
Statements of Operations	174
Statements of Changes in Net Assets	179
Financial Highlights	184
VictoryShares US Small Cap Volatility Wtd ETF
Schedule of Investments	47-57
Statements of Assets and Liabilities	169
Statements of Operations	174
Statements of Changes in Net Assets	179
Financial Highlights	184
VictoryShares International Volatility Wtd ETF
Schedule of Investments	58-76
Statements of Assets and Liabilities	169
Statements of Operations	174
Statements of Changes in Net Assets	179
Financial Highlights	184
VictoryShares Emerging Market Volatility Wtd ETF
Schedule of Investments	77-94
Statements of Assets and Liabilities	170
Statements of Operations	175
Statements of Changes in Net Assets	180
Financial Highlights	186
VictoryShares US Large Cap High Div Volatility Wtd ETF
Schedule of Investments	95-98
Statements of Assets and Liabilities	170
Statements of Operations	175
Statements of Changes in Net Assets	180
Financial Highlights	186
VictoryShares US Small Cap High Div Volatility Wtd ETF
Schedule of Investments	99-102
Statements of Assets and Liabilities	170
Statements of Operations	175
Statements of Changes in Net Assets	180
Financial Highlights	186

Table of Contents (continued)

VictoryShares International High Div Volatility Wtd ETF
Schedule of Investments	103-109
Statements of Assets and Liabilities	171
Statements of Operations	176
Statements of Changes in Net Assets	181
Financial Highlights	188
VictoryShares Emerging Market High Div Volatility Wtd ETF
Schedule of Investments	110-115
Statements of Assets and Liabilities	171
Statements of Operations	176
Statements of Changes in Net Assets	181
Financial Highlights	188
VictoryShares Dividend Accelerator ETF
Schedule of Investments	116-118
Statements of Assets and Liabilities	171
Statements of Operations	176
Statements of Changes in Net Assets	181
Financial Highlights	188
VictoryShares US Multi-Factor Minimum Volatility ETF
Schedule of Investments	119-121
Statements of Assets and Liabilities	172
Statements of Operations	177
Statements of Changes in Net Assets	182
Financial Highlights	190
VictoryShares US 500 Enhanced Volatility Wtd ETF
Schedule of Investments	122-133
Statements of Assets and Liabilities	172
Statements of Operations	177
Statements of Changes in Net Assets	182
Financial Highlights	190
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Schedule of Investments	134-137
Statements of Assets and Liabilities	172
Statements of Operations	177
Statements of Changes in Net Assets	182
Financial Highlights	190
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Schedule of Investments	138-148
Statements of Assets and Liabilities	173
Statements of Operations	178
Statements of Changes in Net Assets	183
Financial Highlights	192

Table of Contents (continued)

VictoryShares Developed Enhanced Volatility Wtd ETF
Schedule of Investments	149-168
Statements of Assets and Liabilities	173
Statements of Operations	178
Statements of Changes in Net Assets	183
Financial Highlights	192
Notes to Financial Statements	194
Report of Independent Registered Public Accounting Firm	217
Supplemental Information
Trustee and Officer Information	218
Proxy Voting and Portfolio Holdings Information	221
Expense Examples	221
Additional Federal Income Tax Information	223
Privacy Policy (inside back cover)

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

866-376-7890

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Funds Letter to Shareholders

Dear Shareholder,

Although the bull market in equities has continued running, the annual period ended June 30, 2019, was not without its missteps and surprises. Chief among these was an abrupt pivot from the U.S. Federal Reserve ("Fed") in late 2018. Against the backdrop of rapidly falling equities in the fourth quarter of last year, the Federal Open Market Committee ("FOMC") signaled that its next policy move would be to lower — not increase — short-term interest rates. Naturally, stocks cheered this pivot in policy, which helped reverse their momentary stumble. The bulls were off and running again, and as of June 30, 2019, the S&P 500 Index® was flirting with another all-time high.

The S&P 500 Index's1 total annual return clocked in at 10.42% for the 12-month period ended June 30, 2019. The relatively strong, albeit sometimes bumpy, performance of domestic stocks was broad-based during the period, though large capitalization stocks as a category outperformed their small-cap counterparts. Despite the sometimes-dire headlines and concerns about the waning impact of fiscal stimulus, the market's performance generally illustrates strength in the underlying U.S. economy and labor market. Certainly there are ample concerns, including global growth rates, the inversion of the yield curve, and ongoing trade disputes, but these worries have been countered by rising expectations for a more accommodative Fed. In fact, recent pricing of Fed Funds futures are factoring additional rate cuts as a near certainty.

Although investors seem to be rejoicing over a continuing sustainable environment for stocks — one that includes an accommodative monetary policy, tepid inflation, robust job growth, and steady consumer spending — we think it's equally important to understand the reasons behind the Fed's pivot from a hawkish to neutral (or dovish) policy. Among other reasons, it was a tacit acknowledgment that risks to global growth were mounting.

On one hand it's easy to understand the economy's robust performance. The domestic economy is on solid ground, and there is room for some optimism regarding the direction of short-term interest rates. Then again, the recent trade turmoil is still a wildcard without a clear resolution in sight, and any prolonged uncertainty could impact economic growth domestically and globally. The trade turmoil might also upend global supply chains, which could be detrimental to large swaths of the market.

Given that the current run in stocks is more than a decade old, it's important for investors to keep in perspective that the bull cannot run forever. Investing is not without risks, and there are cross-currents that need to be monitored and navigated. Nevertheless, we continue to believe that Victory Capital's independent investment franchises can excel in this tricky environment thanks to their commitment to risk management, among many other reasons. Moreover, many of our investment managers welcome an environment that often creates short-term pricing dislocations that may benefit astute investors.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

1The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. It is not possible to invest directly in an index.

Investing involves market risk, including the potential loss of principal. Past performance does not guarantee future performance results.

VictoryShares

VictoryShares US 500 Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US 500 Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 7.86% for the fiscal year ended June 30, 2019, compared to the Index's return of 8.23%. The Fund underperformed the S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, which returned 10.42% during the same period.

The Communication Services and Industrial sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the fiscal year. The Technology and Consumer Discretionary sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over that period. The Fund's underweight to Technology and overweight to the smaller stocks of the S&P 500 Index were the key drivers of the underperformance over the last 12 months.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

Average Annual Return

Year Ended June 30, 2019

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US 500 Volatility Wtd ETF
INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap 500 Volatility Weighted Index	S&P 500 Index
One Year	7.86%	7.81%	8.23%	10.42%
Three Year	13.56%	13.64%	13.97%	14.19%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	9.88%	9.87%	N/A	N/A
Expense Ratios
Gross	0.41%
With Applicable Waivers	0.35%

VictoryShares

VictoryShares US 500 Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Large Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares US Small Cap Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Small Cap Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned -4.07% for the fiscal year ended June 30, 2019 compared to the Index's return of -3.77%. The Russell 2000 Index, a market-cap based index against which the performance of the Fund is measured, returned -3.31% during the same period.

The Health Care and Communication Services sectors contributed positively to the Fund's performance relative to the Russell 2000 Index over the fiscal year. The Real Estate and Technology sectors contributed negatively to the Fund's performance relative to the Russell 2000 Index. The underweight to Technology was the key driver of the underperformance over the fiscal year.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. The shares of smaller capitalization companies may be more volatile than those of larger companies.

Average Annual Return

Year Ended June 30, 2019

	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF
INCEPTION DATE	7/7/15	7/7/15
	Net Asset Value	Market Price Value	Nasdaq Victory US Small Cap 500 Volatility Weighted Index	Russell 2000 Index
One Year	–4.07%	–4.09%	–3.77%	–3.31%
Three Year	11.51%	11.82%	11.88%	12.30%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	8.31%	8.31%	N/A	N/A
Expense Ratios
Gross	0.47%
With Applicable Waivers	0.35%

VictoryShares

VictoryShares US Small Cap Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Small Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. small cap stocks with $3 billion or less of market value with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The Russell 2000 Index measures the performance of the small-cap segement of the U.S. equity universe. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares International Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares International Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 0.36% for the fiscal year ended June 30, 2019, compared to the Index's return of 0.59%. The MSCI EAFE Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 1.08% during the same period.

Fund exposure to Canadian and British companies contributed positively to the Fund's performance relative to the MSCI EAFE Index for the fiscal year. Companies based in Switzerland and France contributed negatively to the Fund's performance relative to the MSCI EAFE Index for the same period. The underweighting to Switzerland was the key driver of the underperformance over the last 12 months.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. Investments in non-U.S. companies may be subject to additional risks not associated with U.S. companies, including less liquidity, greater volatility, lack of publicly available information and less developed trading markets.

Average Annual Return

Year Ended June 30, 2019

	VictoryShares International Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
INCEPTION DATE	8/9/15	8/9/15
	Net Asset Value	Market Price Value	Nasdaq Victory International 500 Volatility Weighted Index	MSCI EAFE Index
One Year	0.36%	0.09%	0.59%	1.08%
Three Year	8.55%	8.77%	8.86%	9.11%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	4.72%	4.78%	N/A	N/A
Expense Ratios
Gross	0.98%
With Applicable Waivers	0.45%

VictoryShares

VictoryShares International Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory International 500 Volatility Weighted Index consists of 500 of the largest developed country stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares Emerging Market Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Emerging Market Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market 500 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 4.46% for the fiscal year ended June 30, 2019, compared to the Index's return of 5.18%. The MSCI Emerging Markets Index (Net), a market cap-based index against which the performance of the Fund is measured, returned 1.21% during the same period.

Chinese and South Korean holdings contributed positively to the Fund's performance relative to the MSCI Emerging Markets Index over the fiscal year. Holdings in India and Brazil contributed negatively to the Fund's performance relative to the MSCI Emerging Market Index over the same period. The underweighting to South Korea was the key driver of the outperformance over the last 12 months. South Korea is not a member of the Index tracked by the Fund.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. Investments in non-U.S. companies may be subject to additional risks not associated with U.S. companies, including less liquidity, greater volatility, lack of publicly available information and less developed trading markets. These risks may be more acute for companies located in emerging markets.

VictoryShares

VictoryShares Emerging Market Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2019

	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares Emerging Market Volatility Wtd ETF
INCEPTION DATE	3/22/16	3/22/16
	Net Asset Value	Market Price Value	Nasdaq Victory Emerging Market 500 Volatility Weighted Index	MSCI Emerging Markets (Net) Index
One Year	4.46%	4.06%	5.18%	1.21%
Three Year	6.69%	6.15%	7.61%	10.66%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	6.61%	6.31%	N/A	N/A
Expense Ratios
Gross	1.23%
With Applicable Waivers	0.50%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory Emerging Market 500 Volatility Weighted Index consists of 500 of the largest Emerging Market country stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2MSCI Emerging Markets (Net) Index is a float-adjusted market cap index covering over 2,700 securities in 21 markets that are currently classified as Emerging Market countries. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares US Large Cap High Div Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Large Cap High Dividend Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 7.59% for the fiscal year ended June 30, 2019 compared to the Index's return of 8.04%. The Russell 1000 Value Index, a market-cap based index against which the performance of the Fund is measured, returned 8.46% during the same period.

The Utility and Communication Services sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The Technology and Consumer Discretionary sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The underweight to Technology stocks and the largest stocks of the S&P 500 Index was the key driver of the underperformance over the last 12 months.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

Average Annual Return

Year Ended June 30, 2019

	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF
INCEPTION DATE	7/7/15	7/7/15
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index	Russell 1000 Value Index
One Year	7.59%	7.57%	8.04%	8.46%
Three Year	11.01%	11.04%	11.45%	10.19%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	10.96%	10.96%	N/A	N/A
Expense Ratios
Gross	0.42%
With Applicable Waivers	0.35%

VictoryShares

VictoryShares US Large Cap High Div Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The Russell 1000 Value Index is made of about 1000 of the largest companies in the U.S. Equity market. It represents top companies by market capitalization. It's made up of about 90% of the total market capitalization of all U.S. stocks. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares US Small Cap High Div Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Small Cap High Dividend Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned -0.70% for the fiscal year ended June 30, 2019, compared to the Index's return of -0.43%. The Russell 2000 Value Index, a market-cap based index against which the performance of the Fund is measured, returned -6.24% during the same period.

The Financial and Utility sectors contributed positively to the Fund's performance relative to the Russell 2000 Index over the fiscal year. The Materials and Technology sectors contributed negatively to the Fund's performance relative to the Russell 2000 Index for the fiscal year. Security selection within Financial stocks was the key driver of the outperformance over the last 12 months.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. The shares of smaller capitalization companies may be more volatile than those of larger companies.

Average Annual Return

Year Ended June 30, 2019

	VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
INCEPTION DATE	7/7/15	7/7/15
	Net Asset Value	Market Price Value	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index	Russell 2000 Value Index
One Year	–0.70%	–0.79%	–0.43%	–6.24%
Three Year	11.31%	11.48%	11.70%	9.81%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	9.52%	9.51%	N/A	N/A
Expense Ratios
Gross	0.45%
With Applicable Waivers	0.35%

VictoryShares

VictoryShares US Small Cap High Div Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The Russell 2000 Index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares International High Div Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares International High Dividend Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 0.62% for the fiscal year ended June 30, 2019, compared to the Index's return of 1.05%. The MSCI EAFE Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 1.08% during the same period.

The Fund's exposure to Spanish and Canadian companies contributed positively to its performance relative to the MSCI EAFE Index for the fiscal year. Companies based in France and Switzerland contributed negatively to the Fund's performance relative to the MSCI EAFE Index over the same period. The underweighting to Switzerland and security selection in France was the key driver of the underperformance over the last 12 months.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. Investments in non-U.S. companies may be subject to additional risks not associated with U.S. companies, including less liquidity, greater volatility, lack of publicly available information and less developed trading markets.

VictoryShares

VictoryShares International High Div Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2019

	VictoryShares International High Div Volatility Wtd ETF	VictoryShares International High Div Volatility Wtd ETF
INCEPTION DATE	8/9/15	8/9/15
	Net Asset Value	Market Price Value	Nasdaq Victory International High Dividend 100 Volatility Weighted Index	MSCI EAFE Index (Net)
One Year	0.62%	0.79%	1.05%	1.08%
Three Year	6.38%	6.35%	6.80%	9.11%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	2.21%	2.35%	N/A	N/A
Expense Ratios
Gross	0.60%
With Applicable Waivers	0.45%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory International High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory International 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The MSCI EAFE Index (Net) is an equity index that captures large-cap and mid-cap representation across Developed Market countries around the world. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares Emerging Market High Div Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Emerging Market High Div Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 7.30% for the fiscal year ended June 30, 2019, compared to the Index's return of 8.48%. The MSCI Emerging Markets Index (Net), a market cap-based index against which the performance of the Fund is measured, returned 1.21% during the same period.

South Korean and South African names contributed positively to the Fund's performance relative to the MSCI Emerging Markets Index over the fiscal year. The underweighting to South Korea was the key driver of the outperformance over the last 12 months. South Korea is not a member of the Index tracked by the Fund. Companies based in India and Indonesia contributed negatively to the Fund's performance relative to the MSCI Emerging Market Index over the same period.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

The Fund is new and has a limited operating history. All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. Investments in non-U.S. companies may be subject to additional risks not associated with U.S. companies, including less liquidity, greater volatility, lack of publicly available information and less developed trading markets. These risks may be more acute for companies located in emerging markets.

VictoryShares

VictoryShares Emerging Market High Div Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2019

	VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF
INCEPTION DATE	10/25/17	10/25/17
	Net Asset Value	Market Price Value	Nasdaq Victory Em Mkt High Div. 100 Vol. Wtd Index	MSCI Emerging Markets (Net) Index
One Year	7.30%	7.57%	8.48%	1.21%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	2.93%	3.38%	N/A	N/A
Expense Ratios
Gross	1.05%
With Applicable Waivers	0.50%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory Em Mkt High Div. 100 Vol. Wtd Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory Emerging Market 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2MSCI Emerging Market (Net) Index is a float-adjusted market cap index covering over 2,700 securities in 21 markets that are currently classified as Emerging Market countries. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares Dividend Accelerator ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Dividend Accelerator ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index ("Index") before fees and expenses.

The Fund returned 17.60% for the fiscal year ended June 30, 2019, compared to the Index's return of 18.08%. The S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 10.42% during the same period.

The Financials and Consumer Staples sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the fiscal year. Security selection within Financial and Consumer Staple stocks was the key driver of the outperformance over the fiscal year. The Real Estate and Health Care sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the same period.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

VictoryShares

VictoryShares Dividend Accelerator ETF (continued)

Average Annual Return

Year Ended June 30, 2019

	VictoryShares Dividend Accelerator ETF	VictoryShares Dividend Accelerator ETF
INCEPTION DATE	4/18/17	4/18/17
	Net Asset Value	Market Price Value	Nasdaq Victory Dividend Accelerator Index	S&P 500 Index
One Year	17.60%	17.66%	18.08%	10.42%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	14.57%	14.60%	N/A	N/A
Expense Ratios
Gross	0.67%
With Applicable Waivers	0.35%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory Divdend Accelerator Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth. The Index is maintained exclusively by Nasdaq Inc. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares US Multi-Factor Minimum Volatility ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Multi-Factor Minimum Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index ("Index") before fees and expenses.

The Fund returned 14.47% for the fiscal year ended June 30, 2019, compared to the Index's return of 14.89%. The S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 10.42% during the same period.

The Financial and Consumer Staples sectors contributed positively to the Fund's performance relative to the S&P 500 Index for the fiscal year. The Health Care and Consumer Discretionary sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last same period. The overweight to Consumer Staples and Financial stocks was the key driver of the outperformance for the fiscal year.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

The Fund is new and has a limited operating history. All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

VictoryShares

VictoryShares US Multi-Factor Minimum Volatility ETF (continued)

Average Annual Return

Year Ended June 30, 2019

	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US Multi-Factor Minimum Volatility ETF
INCEPTION DATE	6/22/17	6/22/17
	Net Asset Value	Market Price Value	Nasdaq Victory US Multi-Factor Minimum Volatility Index	S&P 500 Index
One Year	14.47%	14.29%	14.89%	10.42%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	13.45%	13.34%	N/A	N/A
Expense Ratios
Gross	0.74%
With Applicable Waivers	0.35%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Multi-Factor Minimum Volatility Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. The Index is maintained exclusively by Nasdaq Inc. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares US 500 Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US 500 Enhanced Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 0.69% over the fiscal year ended June 30, 2019, compared to the Index's return of 1.07%. The Fund underperformed the S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, which returned 10.42% during the same period.

The Communication Services and Industrial sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the fiscal year. The Technology and Consumer Discretionary sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over that period.

The Long/Cash feature of the Index triggered and allocated to a 75% T-Bill position on January 2nd. The index held that T-Bill position until February 1st at which time the T-Bill position went back to zero. As of June 30th, the Index had zero T-Bill position. Due to the large market rally which occurred while the Index held the T-Bill position, the Long/Cash trigger was the key driver of the Fund's underperformance versus the S&P 500 Index for the fiscal year.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

VictoryShares

VictoryShares US 500 Enhanced Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2019

	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap 500 Long/Cash Vol. Wtd. Index	S&P 500 Index
One Year	0.69%	0.65%	1.07%	10.42%
Three Year	10.99%	11.03%	11.40%	14.19%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	8.33%	8.33%	N/A	N/A
Expense Ratios
Gross	0.41%
With Applicable Waivers	0.35%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US EQ Income Enhanced Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 1.52% for the fiscal year ended June 30, 2019 compared to the Index's return of 1.98%. The Russell 1000 Value Index, a market-cap based index against which the performance of the Fund is measured, returned 8.46% during the same period.

The Utility and Communication Services sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The Technology and Consumer Discretionary sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months.

The Long/Cash feature of the Index triggered and allocated to a 75% T-Bill position on January 2nd. The Index held that T-Bill position until February 1st at which time the T-Bill position went back to zero. As of June 30th, the Index had zero T-Bill position. Due to the large market rally which occurred while the Index held the T-Bill position, the Long/Cash trigger was the key driver of the Fund's underperformance versus the S&P 500 Index for the fiscal year.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

VictoryShares

VictoryShares US EQ Income Enhanced Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2019

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap High Div. 100 Long/Cash Vol. Wtd Index	Russell 1000 Value Index
One Year	1.52%	1.46%	1.98%	8.46%
Three Year	8.88%	9.00%	9.32%	10.19%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	8.63%	8.62%	N/A	N/A
Expense Ratios
Gross	0.41%
With Applicable Waivers	0.35%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The Russell 1000 Value Index is made of about 1000 of the largest companies in the U.S. Equity market. It represents top companies by market capitalization. It's made up of about 90% of the total market capitalization of all U.S. stocks. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Discovery Enhanced Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned -19.04% for the fiscal year ended June 30, 2019, compared to the Index's return of -18.72%. The Russell 2000 Index, a market-cap based index against which the performance of the Fund is measured, returned -3.31% during the same period.

The Health Care and Communication Services sectors contributed positively to the Fund's performance relative to the Russell 2000 Index over the fiscal year. The Real Estate and Technology sectors contributed negatively to the Fund's performance relative to the Russell 2000 Index.

The Long/Cash feature of the Index was triggered multiple times during the fiscal year: going to 75% T-Bills on November 1st, January 2nd, April 1st, and June 3rd, respectively. The Index reallocated back to a zero T-Bill position on December 3rd, March 1st, and May 1st, respectively. As of June 30th, the Index had a 75% T-Bill position. Due to the multiple market rallies which occurred while the Index held a T-Bill position, the Long/Cash trigger was the key driver of the Fund's underperformance versus the Russell 2000 Index for the fiscal year.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. The shares of smaller capitalization companies may be more volatile than those of larger companies.

VictoryShares

VictoryShares US Discovery Enhanced Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2019

	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF
INCEPTION DATE	7/31/14	7/31/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Small Cap 500 Long/Cash Vol. Wtd. Index	Russell 2000 Index
One Year	–19.04%	–19.19%	–18.72%	–3.31%
Three Year	5.39%	5.46%	5.76%	12.30%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	2.74%	2.73%	N/A	N/A
Expense Ratios
Gross	0.43%
With Applicable Waivers	0.35%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The Russell 2000 Index is a market-cap weighted index composed of 2000 U.S. small-cap common stocks. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

VictoryShares

VictoryShares Developed Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2019 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Developed Enhanced Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned -2.13% for the fiscal year ended June 30, 2019, compared to the Index's return of -1.59%. The MSCI EAFE Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 1.08% during the same period.

Fund exposure to Canadian and British companies contributed positively to the Fund's performance relative to the MSCI EAFE Index for the fiscal year. Companies based in Switzerland and France contributed negatively to the Fund's performance relative to the MSCI EAFE Index for the same period.

The Long/Cash feature of the Index triggered and allocated to a 75% T-Bill position on November 1st. The Index held that T-Bill position until March 1st at which time the T-Bill position went back to zero. As of June 30th, the Index had zero T-Bill position. Due to the large market rally which occurred while the Index held the T-Bill position, the Long/Cash trigger was the key driver of the Fund's underperformance versus the MSCI EAFE Index for the fiscal year.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. Investments in non-U.S. companies may be subject to additional risks not associated with U.S. companies, including less liquidity, greater volatility, lack of publicly available information and less developed trading markets.

VictoryShares

VictoryShares Developed Enhanced Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2019

	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
INCEPTION DATE	9/30/14	9/30/14
	Net Asset Value	Market Price Value	Nasdaq Victory International 500 Long/Cash Volatility Wtd Index	MSCI EAFE Index (Net)
One Year	–2.13%	–2.73%	–1.59%	1.08%
Three Year	5.84%	5.48%	6.36%	9.11%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	0.29%	0.23%	N/A	N/A
Expense Ratios
Gross	0.58%
With Applicable Waivers	0.45%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2018, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2019 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory International 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when the market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The MSCI EAFE Index (Net) is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (3.8%):
Activision Blizzard, Inc.	18,598	$877,826
Alphabet, Inc., Class A (a)	1,155	1,250,634
AT&T, Inc. (b)	51,526	1,726,636
CBS Corp., Class B	28,424	1,418,358
Charter Communications, Inc., Class A (a)	3,274	1,293,819
Comcast Corp., Class A	37,800	1,598,184
DISH Network Corp. (a)	28,719	1,103,097
Electronic Arts, Inc. (a)	8,811	892,202
Facebook, Inc., Class A (a)	6,372	1,229,796
InterActive Corp. (a)	4,699	1,022,173
Match Group, Inc.	13,029	876,461
Netflix, Inc. (a)	2,129	782,024
Omnicom Group, Inc.	22,162	1,816,175
Sirius XM Holdings, Inc. (c)	211,425	1,179,752
Take-Two Interactive Software, Inc. (a)	8,902	1,010,644
The Walt Disney Co.	16,095	2,247,506
T-Mobile US, Inc. (a)	22,437	1,663,479
TripAdvisor, Inc. (a) (c)	16,486	763,137
Twitter, Inc. (a)	23,402	816,730
Verizon Communications, Inc.	33,907	1,937,108
Viacom, Inc., Class B	43,776	1,307,589
World Wrestling Entertainment, Inc. (c)	10,883	785,861
Zayo Group Holdings, Inc. (a)	29,974	986,444
		28,585,635
Consumer Discretionary (11.6%):
Advance Auto Parts, Inc.	7,621	1,174,701
Amazon.com, Inc. (a)	534	1,011,198
Aramark	40,221	1,450,369
AutoZone, Inc. (a)	1,581	1,738,262
Best Buy Co., Inc.	14,190	989,469
Booking Holdings, Inc. (a)	745	1,396,660
BorgWarner, Inc.	28,341	1,189,755
Bright Horizons Family Solutions, Inc. (a)	15,399	2,323,247
Burlington Stores, Inc. (a)	6,841	1,163,996
CarMax, Inc. (a)	22,209	1,928,406
Chipotle Mexican Grill, Inc. (a)	1,951	1,429,849
Columbia Sportswear Co.	11,488	1,150,638
D.R. Horton, Inc.	28,712	1,238,349
Darden Restaurants, Inc.	14,132	1,720,288
Dollar General Corp.	12,944	1,749,511
Domino's Pizza, Inc.	4,774	1,328,509
Dunkin' Brands Group, Inc.	21,504	1,713,009
eBay, Inc.	34,978	1,381,631
Etsy, Inc. (a)	8,017	492,003
Five Below, Inc. (a)	7,152	858,383
Foot Locker, Inc.	17,767	744,793
Garmin Ltd.	14,946	1,192,691

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
General Motors Co.	30,945	$1,192,311
Genuine Parts Co. (c)	19,566	2,026,646
Grand Canyon Education, Inc. (a)	9,091	1,063,829
Hanesbrands, Inc.	46,265	796,683
Harley-Davidson, Inc. (c)	35,882	1,285,652
Hilton Worldwide Holdings, Inc.	15,650	1,529,631
Hyatt Hotels Corp., Class A	20,528	1,562,797
Kohl's Corp. (c)	15,774	750,054
Lear Corp.	7,848	1,092,991
Leggett & Platt, Inc. (c)	28,064	1,076,816
Lennar Corp., Class A	23,417	1,134,788
LKQ Corp. (a)	52,331	1,392,528
Macy's, Inc.	35,840	769,126
Marriott International, Inc., Class A	10,531	1,477,394
McDonald's Corp.	11,165	2,318,524
Mohawk Industries, Inc. (a)	6,488	956,785
Nordstrom, Inc.	22,190	706,973
Norwegian Cruise Line Holdings Ltd. (a)	21,879	1,173,371
NVR, Inc. (a)	519	1,749,159
Ollie's Bargain Outlet Holdings, Inc. (a)	10,846	944,795
O'Reilly Automotive, Inc. (a)	4,021	1,485,036
Planet Fitness, Inc., Class A (a)	15,858	1,148,754
Pool Corp.	10,985	2,098,135
PulteGroup, Inc.	44,979	1,422,236
PVH Corp.	9,697	917,724
Qurate Retail, Inc. (a)	58,049	719,227
Ralph Lauren Corp.	8,388	952,793
Ross Stores, Inc.	14,877	1,474,608
Royal Caribbean Cruises Ltd.	9,676	1,172,828
Service Corp. International	39,538	1,849,588
Starbucks Corp.	22,692	1,902,270
Tapestry, Inc.	29,640	940,477
Target Corp.	17,932	1,553,091
The Gap, Inc. (c)	49,926	897,170
The Home Depot, Inc.	8,678	1,804,764
The TJX Co., Inc.	32,474	1,717,225
Tiffany & Co.	11,366	1,064,312
Tractor Supply Co.	14,797	1,609,914
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,512	1,218,278
VF Corp.	14,000	1,222,901
Yum China Holdings, Inc.	24,016	1,109,539
Yum! Brands, Inc.	22,367	2,475,355
		85,122,795
Consumer Staples (7.3%):
Altria Group, Inc.	26,571	1,258,137
Archer-Daniels-Midland Co.	45,168	1,842,854
Brown-Forman Corp., Class B	32,676	1,811,231
Church & Dwight Co., Inc.	21,099	1,541,493
Colgate-Palmolive Co.	26,928	1,929,930
Conagra Brands, Inc.	43,382	1,150,491
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Constellation Brands, Inc., Class A	7,429	$1,463,067
Costco Wholesale Corp.	7,029	1,857,484
General Mills, Inc.	31,765	1,668,298
Herbalife Ltd. (a)	35,902	1,535,170
Hormel Foods Corp. (c)	44,273	1,794,827
Ingredion, Inc. (c)	18,368	1,515,176
Keurig Dr Pepper, Inc. (c)	60,585	1,750,907
Kimberly-Clark Corp.	13,594	1,811,808
Lamb Weston Holdings, Inc.	21,907	1,388,028
McCormick & Co., Inc.	11,721	1,816,872
Molson Coors Brewing Co., Class B	20,276	1,135,456
Mondelez International, Inc., Class A	43,840	2,362,976
Monster Beverage Corp. (a)	20,263	1,293,387
PepsiCo, Inc.	17,860	2,341,982
Philip Morris International, Inc.	16,644	1,307,053
Sysco Corp.	26,972	1,907,460
The Clorox Co.	10,267	1,571,980
The Coca-Cola Co.	43,474	2,213,696
The Estee Lauder Cos., Inc., Class A	7,401	1,355,197
The Hershey Co.	19,430	2,604,203
The J.M. Smucker Co.	14,366	1,654,820
The Kroger Co.	44,024	955,761
The Procter & Gamble Co.	17,713	1,942,231
Tyson Foods, Inc., Class A	26,572	2,145,423
US Foods Holding Corp. (a)	39,519	1,413,199
Walgreens Boots Alliance, Inc.	22,782	1,245,492
		53,586,089
Energy (3.1%):
Anadarko Petroleum Corp.	23,075	1,628,172
Cabot Oil & Gas Corp.	46,505	1,067,755
Chevron Corp.	13,618	1,694,624
Cimarex Energy Co.	13,316	790,038
ConocoPhillips	18,596	1,134,356
Continental Resources, Inc. (c)	19,176	807,118
Diamondback Energy, Inc.	10,015	1,091,335
EOG Resources, Inc.	11,676	1,087,736
Exxon Mobil Corp. (b)	22,385	1,715,362
Halliburton Co.	37,275	847,634
HollyFrontier Corp.	18,612	861,363
Marathon Oil Corp.	54,447	773,692
Marathon Petroleum Corp.	18,813	1,051,270
Occidental Petroleum Corp.	20,964	1,054,070
ONEOK, Inc.	21,957	1,510,861
Parsley Energy, Inc., Class A (a)	49,270	936,623
Phillips 66	13,357	1,249,414
Pioneer Natural Resources Co.	7,627	1,173,490
Schlumberger Ltd.	29,546	1,174,158
Valero Energy Corp.	13,855	1,186,127
		22,835,198

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Financials (17.5%):
Aflac, Inc.	38,673	$2,119,667
Ally Financial, Inc.	54,121	1,677,210
American Express Co.	15,666	1,933,811
Ameriprise Financial, Inc.	8,972	1,302,376
Arch Capital Group Ltd. (a)	58,533	2,170,404
Arthur J. Gallagher & Co.	26,908	2,356,872
Assurant, Inc.	17,483	1,859,842
Bank of America Corp.	50,348	1,460,092
BB&T Corp.	36,515	1,793,982
BlackRock, Inc., Class A	3,246	1,523,348
BOK Financial Corp. (c)	17,780	1,342,034
Brown & Brown, Inc.	72,059	2,413,977
Capital One Financial Corp.	17,992	1,632,594
CBOE Holdings, Inc.	17,903	1,855,288
Chubb Ltd.	14,721	2,168,256
Citigroup, Inc.	22,940	1,606,488
Citizens Financial Group, Inc.	40,535	1,433,318
CME Group, Inc.	11,295	2,192,472
Comerica, Inc.	17,120	1,243,597
Commerce Bank, Inc.	31,875	1,901,663
Credit Acceptance Corp. (a)	2,898	1,402,139
Cullen/Frost Bankers, Inc.	16,393	1,535,368
Discover Financial Services	20,521	1,592,224
E*TRADE Financial Corp.	27,613	1,231,540
East West Bancorp, Inc.	25,744	1,204,047
Erie Indemnity Co., Class A (c)	10,003	2,543,563
FactSet Research Systems, Inc. (c)	7,755	2,222,274
Fifth Third BanCorp.	57,245	1,597,136
First American Financial Corp.	28,842	1,548,815
First Republic Bank	12,581	1,228,535
FNF Group	45,265	1,824,180
Franklin Resources, Inc. (c)	44,614	1,552,567
Hartford Financial Services Group, Inc.	39,618	2,207,515
Huntington Bancshares, Inc.	109,424	1,512,240
Intercontinental Exchange, Inc.	25,219	2,167,321
Invesco Ltd.	67,662	1,384,365
JPMorgan Chase & Co.	17,851	1,995,742
KeyCorp	78,263	1,389,168
Lincoln National Corp.	21,749	1,401,723
LPL Financial Holdings, Inc.	16,353	1,333,914
M&T Bank Corp.	10,101	1,717,877
MarketAxess Holdings, Inc.	6,107	1,962,912
Marsh & McLennan Co., Inc.	19,550	1,950,113
MetLife, Inc.	33,179	1,648,001
Moody's Corp.	7,770	1,517,559
Morgan Stanley	32,346	1,417,078
MSCI, Inc.	6,936	1,656,247
New York Community Bancorp, Inc.	119,138	1,188,997
Northern Trust Corp.	17,171	1,545,390

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
People's United Financial, Inc.	99,665	$1,672,379
Popular, Inc.	28,788	1,561,461
Principal Financial Group, Inc.	25,638	1,484,953
Prudential Financial, Inc.	15,648	1,580,448
Raymond James Financial, Inc.	16,895	1,428,472
Regions Financial Corp.	87,596	1,308,684
Reinsurance Group of America, Inc.	11,346	1,770,316
S&P Global, Inc.	7,816	1,780,407
Santander Consumer USA Holdings, Inc. (c)	68,967	1,652,449
SEI Investments Co. (c)	28,982	1,625,890
Signature Bank	10,241	1,237,522
State Street Corp.	18,770	1,052,246
SVB Financial Group (a)	3,846	863,773
Synchrony Financial	36,456	1,263,930
Synovus Financial Corp.	35,584	1,245,440
T. Rowe Price Group, Inc.	13,675	1,500,284
TD Ameritrade Holding Corp.	27,443	1,369,955
The Bank of New York Mellon Corp.	35,023	1,546,265
The Charles Schwab Corp.	29,869	1,200,435
The Goldman Sachs Group, Inc.	6,449	1,319,465
The PNC Financial Services Group, Inc.	13,316	1,828,020
The Progressive Corp.	19,479	1,556,956
The Travelers Co., Inc.	14,972	2,238,613
Torchmark Corp.	21,652	1,936,988
U.S. Bancorp	41,332	2,165,797
W.R. Berkley Corp.	40,143	2,646,627
Wells Fargo & Co. (b)	35,747	1,691,548
Zions BanCorp	31,629	1,454,301
		127,449,465
Health Care (10.3%):
Abbott Laboratories (b)	19,294	1,622,625
ABIOMED, Inc. (a)	2,106	548,592
Agilent Technologies, Inc.	17,799	1,329,051
Align Technology, Inc. (a)	2,718	743,917
AmerisourceBergen Corp.	16,584	1,413,952
Amgen, Inc.	8,136	1,499,302
Anthem, Inc.	4,629	1,306,350
Baxter International, Inc. (c)	21,166	1,733,495
Biogen, Inc. (a)	4,051	947,407
Bio-Techne Corp.	6,292	1,311,819
Boston Scientific Corp. (a)	32,258	1,386,449
Bristol-Myers Squibb Co.	22,463	1,018,697
Bruker Corp.	31,178	1,557,341
Centene Corp. (a)	20,052	1,051,527
Cerner Corp.	24,864	1,822,531
Charles River Laboratories International, Inc. (a)	7,821	1,109,800
Cigna Corp.	7,745	1,220,225
Danaher Corp.	12,054	1,722,758
Edwards Lifesciences Corp. (a)	6,201	1,145,573
Encompass Health Corp.	25,032	1,586,028

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Exelixis, Inc. (a)	31,980	$683,413
Gilead Sciences, Inc.	22,310	1,507,263
HCA Holdings, Inc.	10,364	1,400,902
Henry Schein, Inc. (a)	24,843	1,736,525
Hill-Rom Holdings, Inc.	13,191	1,380,042
Humana, Inc.	4,869	1,291,746
IDEXX Laboratories, Inc. (a)	5,722	1,575,438
Illumina, Inc. (a)	3,035	1,117,335
Intuitive Surgical, Inc. (a)	1,833	961,500
IQVIA Holdings, Inc. (a)	9,629	1,549,306
Jazz Pharmaceuticals PLC (a)	7,535	1,074,190
Johnson & Johnson (b)	12,844	1,788,912
Laboratory Corp. of America Holdings (a)	9,491	1,640,994
Masimo Corp. (a)	10,560	1,571,539
Medtronic PLC	19,968	1,944,684
Merck & Co., Inc.	24,503	2,054,576
Mettler-Toledo International, Inc. (a)	2,146	1,802,641
Molina Healthcare, Inc. (a)	6,412	917,814
Mylan NV (a)	33,416	636,241
PerkinElmer, Inc.	13,249	1,276,409
PRA Health Sciences, Inc. (a)	9,602	952,038
Quest Diagnostics, Inc.	17,835	1,815,780
Regeneron Pharmaceuticals, Inc. (a)	2,818	882,034
ResMed, Inc.	10,337	1,261,424
Stryker Corp.	7,435	1,528,487
The Cooper Co., Inc.	4,558	1,535,545
Thermo Fisher Scientific, Inc.	5,976	1,755,032
United Therapeutics Corp. (a) (c)	9,746	760,773
UnitedHealth Group, Inc.	6,298	1,536,775
Universal Health Services, Inc., Class B	10,935	1,425,815
Varian Medical Systems, Inc. (a)	10,099	1,374,777
Veeva Systems, Inc., Class A (a)	7,564	1,226,200
Vertex Pharmaceuticals, Inc. (a)	6,375	1,169,048
Waters Corp. (a)	5,481	1,179,730
West Pharmaceutical Services, Inc.	13,889	1,738,208
Zoetis, Inc.	16,648	1,889,382
		76,019,957
Industrials (17.4%):
3M Co. (b)	7,617	1,320,331
A.O. Smith Corp.	25,970	1,224,745
Alaska Air Group, Inc.	20,269	1,295,392
Allegion PLC	18,802	2,078,560
Allison Transmission Holdings, Inc.	29,468	1,365,842
AMERCO, Inc.	5,037	1,906,756
American Airlines Group, Inc. (c)	23,282	759,226
AMETEK, Inc.	18,720	1,700,524
Arconic, Inc.	49,205	1,270,473
C.H. Robinson Worldwide, Inc.	18,958	1,599,108
Carlisle Cos., Inc.	12,432	1,745,577
Caterpillar, Inc.	7,514	1,024,083

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Cintas Corp.	7,293	$1,730,556
Copart, Inc. (a)	18,168	1,357,876
Costar Group, Inc. (a)	2,502	1,386,258
CSX Corp.	20,996	1,624,461
Cummins, Inc.	10,018	1,716,484
Deere & Co.	7,568	1,254,093
Delta Air Lines, Inc.	25,692	1,458,020
Donaldson Co., Inc. (c)	25,276	1,285,537
Dover Corp.	17,327	1,736,166
Eaton Corp. PLC, ADR	20,356	1,695,248
Emerson Electric Co.	22,819	1,522,484
Equifax, Inc.	11,603	1,569,190
Expeditors International of Washington, Inc.	20,962	1,590,177
Fastenal Co.	45,407	1,479,814
FedEx Corp.	6,480	1,063,951
Flowserve Corp.	24,934	1,313,772
Fortive Corp.	19,485	1,588,417
Fortune Brands Home & Security, Inc.	24,454	1,397,057
General Dynamics Corp.	9,310	1,692,744
Graco, Inc.	32,655	1,638,628
Harris Corp.	7,043	1,332,043
HEICO Corp.	15,202	2,034,179
Hexcel Corp.	20,166	1,631,026
Honeywell International, Inc.	13,066	2,281,193
Hubbell, Inc.	10,774	1,404,930
Huntington Ingalls Industries, Inc.	6,298	1,415,413
IAA, Inc. (a)	27,733	1,075,486
IDEX Corp.	10,831	1,864,449
Illinois Tool Works, Inc.	10,700	1,613,667
Ingersoll-Rand PLC	15,903	2,014,433
J.B. Hunt Transport Services, Inc.	13,428	1,227,453
Johnson Controls International PLC	43,850	1,811,444
Kansas City Southern Industries, Inc.	13,854	1,687,694
KAR Auction Services, Inc.	27,733	693,325
Knight-Swift Transportation Holdings, Inc.	25,928	851,476
Lennox International, Inc.	6,706	1,844,150
Lincoln Electric Holdings, Inc.	16,461	1,355,070
Lockheed Martin Corp.	5,061	1,839,875
Masco Corp.	32,697	1,283,030
Nordson Corp.	10,033	1,417,763
Norfolk Southern Corp.	7,800	1,554,774
Northrop Grumman Corp.	4,720	1,525,079
Old Dominion Freight Line, Inc.	7,967	1,189,154
Owens Corning, Inc.	21,419	1,246,586
PACCAR, Inc.	21,966	1,574,084
Parker-Hannifin Corp.	7,974	1,355,660
Raytheon Co.	7,895	1,372,783
Republic Services, Inc., Class A	33,587	2,909,978
Robert Half International, Inc.	16,353	932,285
Rockwell Automation, Inc. (c)	7,783	1,275,089

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Rollins, Inc.	41,009	$1,470,993
Roper Technologies, Inc.	4,538	1,662,088
Snap-on, Inc.	8,715	1,443,553
Southwest Airlines Co.	22,343	1,134,578
Spirit Aerosystems Holdings, Inc., Class A	14,518	1,181,330
Teledyne Technologies, Inc. (a)	6,476	1,773,582
Textron, Inc.	23,897	1,267,497
The Boeing Co.	2,662	968,995
The Middleby Corp. (a)	11,642	1,579,819
Toro Co. (c)	25,727	1,721,136
TransDigm Group, Inc. (a)	2,810	1,359,478
TransUnion (c)	19,291	1,418,081
Union Pacific Corp.	8,016	1,355,586
United Continental Holdings, Inc. (a)	14,701	1,287,073
United Parcel Service, Inc., Class B	13,206	1,363,784
United Rentals, Inc. (a)	5,983	793,525
United Technologies Corp.	11,940	1,554,588
Verisk Analytics, Inc., Class A	14,114	2,067,136
W.W. Grainger, Inc.	4,100	1,099,743
Wabtec Corp. (c)	13,161	944,433
Waste Management, Inc.	23,211	2,677,853
Woodward, Inc.	11,865	1,342,643
XPO Logistics, Inc. (a) (c)	12,257	708,577
Xylem, Inc.	19,006	1,589,662
		126,770,854
Information Technology (15.2%):
Accenture PLC, Class A	10,285	1,900,359
Adobe Systems, Inc. (a)	3,564	1,050,133
Advanced Micro Devices, Inc. (a)	20,538	623,739
Akamai Technologies, Inc. (a)	15,591	1,249,463
Alliance Data Systems Corp.	6,632	929,342
Amphenol Corp., Class A	17,132	1,643,643
Analog Devices, Inc.	11,221	1,266,514
ANSYS, Inc. (a)	6,738	1,380,077
Apple, Inc. (b)	6,166	1,220,375
Applied Materials, Inc.	23,732	1,065,804
Arrow Electronics, Inc. (a)	17,824	1,270,316
Aspen Technology, Inc. (a)	10,178	1,264,922
Automatic Data Processing, Inc.	10,180	1,683,059
Black Knight, Inc. (a)	26,641	1,602,456
Booz Allen Hamilton Holdings Corp.	30,514	2,020,332
Broadcom, Inc.	3,878	1,116,321
Broadridge Financial Solutions, Inc.	13,443	1,716,402
Cadence Design Systems, Inc. (a)	18,960	1,342,558
CDK Global, Inc.	25,489	1,260,176
CDW Corp. of Delaware	12,773	1,417,803
Ciena Corp. (a)	26,369	1,084,557
Cisco Systems, Inc.	27,128	1,484,715
Citrix Systems, Inc.	19,752	1,938,462
Cognex Corp.	16,065	770,799

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Cognizant Technology Solutions Corp., Class A	20,980	$1,329,922
Cypress Semiconductor Corp.	64,079	1,425,117
Dolby Laboratories, Inc., Class A (c)	24,905	1,608,863
DXC Technology Co. (c)	14,580	804,087
EPAM Systems, Inc. (a)	7,156	1,238,704
Euronet Worldwide, Inc. (a)	8,101	1,362,912
F5 Networks, Inc. (a)	8,019	1,167,807
Fair Isaac Corp. (a)	4,812	1,511,064
Fidelity National Information Services, Inc.	15,898	1,950,367
Fiserv, Inc. (a) (c)	17,571	1,601,772
FleetCor Technologies, Inc. (a)	5,942	1,668,811
FLIR Systems, Inc. (c)	25,185	1,362,509
Fortinet, Inc. (a)	10,852	833,759
Genpact Ltd.	49,691	1,892,730
Global Payments, Inc.	10,150	1,625,320
GoDaddy, Inc., Class A (a)	13,066	916,580
HP, Inc.	53,186	1,105,737
Intel Corp.	21,987	1,052,518
International Business Machines Corp.	9,900	1,365,210
Intuit, Inc.	4,683	1,223,808
IPG Photonics Corp. (a) (c)	5,242	808,579
Jack Henry & Associates, Inc.	14,314	1,916,931
Juniper Networks, Inc.	52,840	1,407,129
KLA-Tencor Corp.	8,596	1,016,047
Lam Research Corp.	5,149	967,188
Leidos Holdings, Inc.	23,615	1,885,658
Mastercard, Inc., Class A	5,164	1,366,033
Maxim Integrated Products, Inc.	21,261	1,271,833
Microchip Technology, Inc. (c)	11,307	980,317
Micron Technology, Inc. (a)	18,770	724,334
Microsoft Corp. (b)	11,018	1,475,971
Monolithic Power Systems, Inc. (c)	7,156	971,642
Motorola Solutions, Inc.	8,627	1,438,380
National Instruments Corp. (c)	23,397	982,440
NetApp, Inc.	14,453	891,750
Nvidia Corp.	4,019	660,040
ON Semiconductor Corp. (a)	36,270	733,017
Paychex, Inc.	25,267	2,079,221
Paycom Software, Inc. (a)	5,064	1,148,110
PayPal Holdings, Inc. (a)	10,378	1,187,866
PTC, Inc. (a)	11,030	990,053
RealPage, Inc. (a) (c)	16,908	995,036
Sabre Corp.	57,642	1,279,652
Salesforce.com, Inc. (a)	5,660	858,792
Seagate Technology PLC	21,131	995,693
Skyworks Solutions, Inc.	11,922	921,213
Synopsys, Inc. (a)	13,418	1,726,762
TE Connectivity Ltd.	18,229	1,745,974
Teradyne, Inc.	23,417	1,121,908
Texas Instruments, Inc.	10,905	1,251,458

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
The Trade Desk, Inc., Class A (a)	2,658	$605,439
The Western Union Co. (c)	121,458	2,415,800
Total System Services, Inc.	15,789	2,025,255
Trimble Navigation Ltd. (a)	31,514	1,421,597
Tyler Technologies, Inc. (a)	6,864	1,482,761
Universal Display Corp. (c)	3,716	698,831
VeriSign, Inc. (a)	5,890	1,231,952
Visa, Inc., Class A	8,985	1,559,347
WEX, Inc. (a)	7,073	1,471,891
Xerox Corp.	34,726	1,229,647
Xilinx, Inc.	6,480	764,122
Zebra Technologies Corp., Class A (a)	4,979	1,043,051
		111,098,644
Materials (6.3%):
Air Products & Chemicals, Inc.	10,297	2,330,932
Albemarle Corp. (c)	12,826	903,079
AptarGroup, Inc.	19,972	2,483,318
Avery Dennison Corp.	15,551	1,798,940
Ball Corp.	30,230	2,115,798
Berry Global Group, Inc. (a)	27,546	1,448,644
Celanese Corp., Series A	12,740	1,373,372
CF Industries Holdings, Inc.	22,678	1,059,289
Crown Holdings, Inc. (a)	25,080	1,532,388
DuPont de Nemours, Inc.	15,882	1,192,262
Eastman Chemical Co.	16,747	1,303,419
Ecolab, Inc.	12,141	2,397,119
FMC Corp.	15,013	1,245,328
Freeport-McMoRan, Inc.	60,799	705,876
International Flavors & Fragrances, Inc. (c)	12,096	1,755,009
International Paper Co.	26,259	1,137,540
Lyondellbasell Industries NV, Class A	17,559	1,512,357
Martin Marietta Materials, Inc.	6,659	1,532,302
Nucor Corp.	23,993	1,322,014
Packaging Corp. of America	12,412	1,183,112
PPG Industries, Inc.	12,963	1,512,912
Reliance Steel & Aluminum Co.	18,419	1,742,806
RPM International, Inc.	28,705	1,754,163
Sonoco Products Co.	35,059	2,290,755
Steel Dynamics, Inc.	33,195	1,002,489
The Chemours Co.	23,565	565,560
The Mosaic Co.	34,683	868,115
The Sherwin-Williams Co.	3,477	1,593,474
Vulcan Materials Co.	8,845	1,214,507
Westlake Chemical Corp. (c)	14,857	1,031,967
WestRock Co.	29,987	1,093,626
		45,002,472
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	28,145	1,443,838
Jones Lang LaSalle, Inc.	6,607	929,539
		2,373,377

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Utilities (6.5%):
AES Corp.	89,076	$1,492,914
Alliant Energy Corp.	46,684	2,291,251
Ameren Corp.	29,052	2,182,096
American Electric Power Co., Inc.	27,841	2,450,286
American Water Works Co., Inc.	19,928	2,311,648
Atmos Energy Corp.	19,822	2,092,411
CMS Energy Corp.	39,728	2,300,648
Consolidated Edison, Inc.	23,919	2,097,218
Dominion Resources, Inc.	28,993	2,241,739
DTE Energy Co.	17,356	2,219,485
Duke Energy Corp.	25,271	2,229,913
Evergy, Inc.	39,313	2,364,677
Eversource Energy	32,479	2,460,609
Exelon Corp.	47,504	2,277,342
NextEra Energy, Inc.	11,588	2,373,918
OGE Energy Corp.	50,657	2,155,962
Pinnacle West Capital Corp.	22,323	2,100,371
PPL Corp. (c)	55,538	1,722,233
Public Service Enterprise Group, Inc.	35,516	2,089,051
UGI Corp.	32,096	1,714,247
WEC Energy Group, Inc.	28,610	2,385,216
Xcel Energy, Inc.	39,954	2,376,864
		47,930,099
Total Common Stocks (Cost $665,067,680)		726,774,585
Collateral for Securities Loaned^ (3.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	5,525,643	5,525,643
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	7,117,661	7,117,661
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	184,844	184,844
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	3,038,699	3,038,699
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	4,143,588	4,143,588
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	6,445,817	6,445,817
Total Collateral for Securities Loaned (Cost $26,456,252)		26,456,252
Total Investments (Cost $691,523,932) — 102.9%		753,230,837
Liabilities in excess of other assets — (2.9)%		(21,455,865)
NET ASSETS — 100.00%		$731,774,972

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	31	9/20/19	$4,531,062	$4,563,510	$32,448
	Total unrealized appreciation				$32,448
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$32,448

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (2.3%):
Cars.com, Inc. (a)	2,711	$53,461
Cogent Communications Holdings, Inc.	1,631	96,816
Gray Television, Inc. (a)	2,423	39,713
Loral Space & Communications, Inc. (a)	2,129	73,472
Marcus Corp.	1,862	61,372
MSG Networks, Inc., Class A (a)	2,517	52,203
QuinStreet, Inc. (a)	2,811	44,554
Shenandoah Telecommunications Co.	1,532	59,013
Techtarget, Inc. (a)	2,961	62,921
TEGNA, Inc.	5,482	83,052
Wiley (John) & Sons, Class A	1,488	68,240
		694,817
Consumer Discretionary (14.3%):
Acushnet Holdings Corp.	3,463	90,938
American Outdoor Brands Corp. (a)	2,508	22,597
American Public Education, Inc. (a)	2,225	65,816
America's Car-Mart, Inc. (a)	657	56,555
Asbury Automotive Group, Inc. (a)	1,004	84,677
Beazer Homes USA, Inc. (a)	2,917	28,032
Bed Bath & Beyond, Inc. (b)	2,414	28,051
BJ's Restaurants, Inc.	1,451	63,757
Bloomin' Brands, Inc.	3,327	62,914
Boot Barn Holdings, Inc. (a)	1,357	48,363
Brinker International, Inc.	1,250	49,188
Caleres, Inc.	2,039	40,617
Career Education Corp. (a)	3,518	67,088
Cavco Industries, Inc. (a)	292	46,002
Century Communities, Inc. (a)	2,571	68,337
Conn's, Inc. (a)	1,784	31,791
Dana, Inc.	2,391	47,677
Dave & Buster's Entertainment, Inc.	1,248	50,507
Del Taco Restaurants, Inc. (a)	6,641	85,138
Denny's Corp. (a)	3,232	66,353
Dineequity, Inc.	513	48,976
Dorman Products, Inc. (a)	835	72,761
Ethan Allen Interiors, Inc.	3,618	76,195
Express, Inc. (a)	9,231	25,201
Fox Factory Holding Corp. (a)	755	62,295
Funko, Inc. (a) (b)	1,547	37,468
Group 1 Automotive, Inc.	1,222	100,069
Haverty Furniture Cos., Inc.	3,308	56,335
Helen of Troy Ltd. (a)	685	89,454
Hooker Furniture Corp.	1,803	37,178
Installed Building Products, Inc. (a)	1,044	61,826
International Speedway Corp., Class A	1,632	73,260
J. Jill, Inc. (b)	8,938	17,787
Jack in the Box, Inc.	1,062	86,436

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
La-Z-Boy, Inc.	1,941	$59,511
LCI Industries	658	59,220
LGI Homes, Inc. (a)	729	52,072
Lithia Motors, Inc.	710	84,334
M/I Homes, Inc. (a)	2,222	63,416
Malibu Boats, Inc., Class A (a)	1,025	39,821
MarineMax, Inc. (a)	2,551	41,938
Mastercraft Boat Holdings, Inc. (a)	1,606	31,462
MDC Holdings, Inc.	2,395	78,508
Meritage Homes Corp. (a)	1,369	70,284
Michaels Cos., Inc. (a)	4,009	34,878
Modine Manufacturing Co. (a)	3,322	47,538
Monarch Casino & Resort, Inc. (a)	1,861	79,539
Monro Muffler Brake, Inc.	877	74,808
Murphy USA, Inc. (a)	1,170	98,315
Nautilus, Inc. (a)	4,658	10,294
Oxford Industries, Inc.	904	68,523
PetMed Express, Inc. (b)	2,333	36,559
Ruth's Hospitality Group, Inc.	3,658	83,073
Sally Beauty Holdings, Inc. (a)	2,738	36,525
Sleep Number Corp. (a)	981	39,623
Stamps.com, Inc. (a)	252	11,408
Standard Motor Products, Inc.	1,347	61,073
Steven Madden Ltd.	2,012	68,307
Stitch Fix, Inc. (a)	959	30,678
Stoneridge, Inc. (a)	2,210	69,726
Sturm Ruger & Co.	1,473	80,249
Taylor Morrison Home Corp., Class A (a)	4,219	88,431
Tenneco, Inc.	1,577	17,489
The Buckle, Inc. (b)	2,578	44,625
The Cheesecake Factory, Inc.	1,832	80,095
The Children's Place, Inc. (b)	545	51,982
Tilly's, Inc.	3,325	25,370
Topbuild Corp. (a)	946	78,291
TRI Pointe Group, Inc. (a)	4,820	57,695
Tupperware Brands Corp.	1,325	25,215
Unifi, Inc. (a)	2,222	40,374
Visteon Corp. (a)	547	32,043
Weight Watchers International, Inc. (a)	1,393	26,606
William Lyon Homes, Class A (a)	3,433	62,584
Wingstop, Inc.	931	88,212
Winnebago Industries, Inc.	1,406	54,342
Zagg, Inc. (a)	3,804	26,476
		4,261,151
Consumer Staples (5.4%):
B&G Foods, Inc. (b)	2,779	57,803
Cal-Maine Foods, Inc.	2,098	87,529
Central Garden & Pet Co., Class A (a)	1,983	48,861
Chefs' Warehouse, Inc. (a)	1,601	56,147
Craft Brew Alliance, Inc. (a)	3,986	55,764

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Elf Beauty, Inc. (a)	4,398	$62,012
Hostess Brands, Inc. (a)	7,802	112,661
Ingles Markets, Inc., Class A	1,965	61,170
Inter Parfums, Inc.	1,059	70,413
J&J Snack Foods Corp.	544	87,557
John B. Sanfilippo & Son, Inc.	1,084	86,384
Medifast, Inc.	288	36,950
MGP Ingredients, Inc. (b)	814	53,976
Natural Grocers By Vitamin Cottage, Inc. (a)	2,411	24,231
Natural Health Trends Corp.	3,416	27,499
PriceSmart, Inc.	1,063	54,341
Sprouts Farmers Markets, Inc. (a)	2,746	51,872
The Simply Good Foods Co. (a)	3,191	76,839
Tootsie Roll Industries, Inc.	3,299	121,832
Turning Point Brands, Inc.	1,124	55,054
Universal Corp.	1,516	92,127
USANA Health Sciences, Inc. (a)	647	51,391
Vector Group Ltd.	6,312	61,542
WD-40 Co.	446	70,932
Weis Markets, Inc. (b)	1,724	62,770
		1,627,657
Energy (4.0%):
Arch Coal, Inc.	720	67,831
Bonanza Creek Energy, Inc. (a)	2,237	46,709
Cactus, Inc. (a)	1,554	51,469
Callon Petroleum Co. (a)	5,348	35,243
Carrizo Oil & Gas, Inc. (a)	3,481	34,880
Centennial Resource Development, Inc., Class A (a)	4,401	33,404
CNX Resources Corp. (a)	4,914	35,921
Core Laboratories N.V.	901	47,104
Denbury Resources, Inc. (a)	13,553	16,806
Earthstone Energy, Inc., Class A (a)	4,875	29,835
Evolution Petroleum Corp.	6,699	47,898
Exterran Corp. (a)	3,256	46,300
Falcon Minerals Corp.	7,034	59,086
Fts International, Inc. (a)	3,438	19,184
Gulfport Energy Corp. (a)	5,225	25,655
Laredo Petroleum, Inc. (a)	9,449	27,402
Liberty Oilfield Services, Inc.	2,697	43,637
Mammoth Energy Services, Inc.	2,068	14,228
Matador Resources Co. (a)	2,235	44,432
Newpark Resources, Inc. (a)	5,747	42,643
Propetro Holding Corp. (a)	2,404	49,764
Renewable Energy Group, Inc. (a)	1,891	29,991
Rex American Resources Corp. (a)	966	70,421
RPC, Inc. (b)	4,706	33,930
Smart Sand, Inc. (a)	10,337	25,222
Solaris Oilfield Infrastructure, Inc., Class A	2,686	40,236
SRC Energy, Inc. (a)	8,447	41,897
W&T Offshore, Inc. (a)	6,051	30,013

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Whiting Petroleum Corp. (a)	1,483	$27,702
World Fuel Services Corp.	2,208	79,399
		1,198,242
Financials (24.0%):
1st Source Corp.	1,879	87,186
American Equity Investment Life Holding Co.	2,262	61,436
Ameris Bancorp	1,643	64,389
AMERISAFE, Inc.	1,541	98,270
Artisan Partners Asset Management, Class A	3,028	83,331
Atlantic Union Bankshares Corp.	2,351	83,061
Axos Financial, Inc. (a)	2,097	57,143
BancFirst Corp.	1,759	97,905
Banner Corp.	1,259	68,175
Berkshire Hills Bancorp, Inc.	2,602	81,677
Boston Private Financial Holdings, Inc.	6,845	82,619
Brookline BanCorp, Inc.	5,441	83,683
Capitol Federal Financial, Inc.	9,038	124,454
Centerstate Banks, Inc.	3,080	70,932
City Holding Co.	1,236	94,256
Cohen & Steers, Inc.	2,126	109,361
Columbia Banking System, Inc.	2,272	82,201
Eagle Bancorp, Inc.	1,330	71,993
Employers Holdings, Inc.	1,827	77,227
Encore Capital Group, Inc. (a)	1,694	57,376
Enterprise Financial Services Corp.	1,769	73,590
FB Financial Corp.	1,925	70,455
FBL Financial Group, Inc., Class A	1,502	95,828
Federated Investors, Inc., Class B	2,788	90,610
First BanCorp of Puerto Rico	6,964	76,883
First BanCorp	2,199	80,088
First Busey Corp.	3,772	99,618
First Commonwealth Financial Corp.	4,427	59,632
First Financial Bancorp	2,795	67,695
First Interstate BancSystem, Inc., Class A	2,501	99,064
First Merchants Corp. (b)	2,199	83,342
First Midwest Bancorp, Inc.	3,610	73,897
Flagstar BanCorp, Inc.	2,581	85,534
Fulton Financial Corp.	5,218	85,419
Great Western BanCorp, Inc.	2,269	81,049
Hamilton Lane, Inc.	1,182	67,445
Heartland Financial USA, Inc.	1,912	85,524
Heritage Financial Corp.	2,658	78,517
Hilltop Holdings, Inc.	4,151	88,292
Hope Bancorp, Inc.	5,913	81,481
Independent Bank Corp.	1,011	76,988
Independent Bank Group, Inc.	1,251	68,755
International Bancshares Corp.	2,360	88,996
James River Group Holdings Ltd.	2,217	103,977
Kearny Financial Corp.	7,068	93,934
Kinsale Capital Group, Inc.	1,189	108,770

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Lakeland Financial Corp.	2,101	$98,389
LegacyTexas Financial Group, Inc.	1,776	72,301
Meta Financial Group, Inc.	3,170	88,919
Moelis & Co., Class A	1,259	44,002
National Bank Holdings Corp.	2,555	92,746
National General Holdings Corp.	2,590	59,415
National Western Life Group, Inc., Class A	331	85,067
Navient Corp.	5,121	69,902
NBT Bancorp, Inc.	2,393	89,761
Nelnet, Inc., Class A	1,670	98,897
NMI Holdings, Inc., Class A (a)	2,178	61,833
Northwest Bancshares, Inc.	6,046	106,470
Oceanfirst Financial Corp.	4,303	106,930
OFG BanCorp	3,089	73,426
Pacific Premier Bancorp, Inc.	2,126	65,651
Park National Corp.	812	80,705
Piper Jaffray	1,151	85,485
PJT Partners, Inc.	1,423	57,660
PRA Group, Inc. (a)	1,893	53,269
Provident Financial Services, Inc.	3,281	79,564
Renasant Corp.	1,982	71,233
S&T Bancorp, Inc.	2,221	83,243
Safety Insurance Group, Inc.	1,193	113,489
Sandy Spring BanCorp	2,638	92,013
Seacoast Banking Corp. of Florida (a)	2,576	65,533
ServisFirst Bancshares, Inc. (b)	2,447	83,834
Simmons First National Corp., Class A	2,964	68,943
South State Corp.	1,162	85,605
Southside Bancshares, Inc.	2,433	78,781
Tompkins Financial Corp.	891	72,706
Towne Bank	3,153	86,014
Trico Bancshares	2,374	89,737
Trustmark Corp.	2,735	90,939
United Community Banks, Inc.	2,914	83,224
Veritex Holdings, Inc.	2,267	58,829
Waddell & Reed Financial, Inc., Class A	4,109	68,497
Walker & Dunlop, Inc.	1,014	53,955
Washington Federal, Inc.	3,313	115,723
Washington Trust BanCorp, Inc.	1,912	99,767
WesBanco, Inc.	2,270	87,509
Westamerica BanCorp (b)	1,487	91,614
WSFS Financial Corp.	2,078	85,821
		7,199,459
Health Care (5.9%):
Addus HomeCare Corp. (a)	857	64,232
AMN Healthcare Services, Inc. (a)	1,057	57,342
Ani Pharmaceuticals, Inc. (a)	964	79,241
Atrion Corp.	126	107,444
Biospecifics Technologies Corp. (a)	803	47,947
Biotelemetry, Inc. (a)	532	25,616

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Cambrex Corp. (a)	1,345	$62,960
Computer Programs & Systems	2,017	56,052
CONMED Corp.	1,008	86,255
Corcept Therapeutics, Inc. (a)	2,514	28,031
CorVel Corp. (a)	1,163	101,193
Eagle Pharmaceuticals, Inc. (a)	956	53,230
Enanta Pharmaceuticals, Inc. (a)	439	37,043
Innoviva, Inc. (a) (b)	3,686	53,668
Inogen, Inc. (a)	344	22,965
Integer Holdings Corp. (a)	693	58,157
Iradimed Corp. (a)	1,524	31,166
Lantheus Holdings, Inc. (a)	2,100	59,430
Lemaitre Vascular, Inc.	1,400	39,172
Mednax, Inc. (a)	2,748	69,332
Medpace Holdings, Inc. (a)	720	47,102
Meridian Bioscience, Inc.	3,944	46,855
Phibro Animal Health Corp., Class A	2,460	78,154
Repligen Corp. (a)	887	76,238
Select Medical Holdings Corp. (a)	3,334	52,911
Staar Surgical Co. (a)	1,099	32,289
Supernus Pharmaceuticals, Inc. (a)	1,118	36,995
The Ensign Group, Inc.	1,046	59,538
Tivity Health, Inc. (a)	2,020	33,209
US Physical Therapy, Inc.	671	82,244
Vanda Pharmaceuticals, Inc. (a)	1,587	22,361
Varex Imaging Corp. (a)	1,868	57,254
		1,765,626
Industrials (24.3%):
AAON, Inc.	1,593	79,937
AAR Corp.	1,673	61,550
ABM Industries, Inc.	1,646	65,840
Acco Brands Corp.	5,727	45,071
Aerojet Rocketdyne Holdings, Inc. (a)	1,532	68,588
Aerovironment, Inc. (a)	548	31,110
Aircastle Ltd.	4,310	91,631
Alamo Group, Inc.	893	89,237
Albany International Corp., Class A	1,019	84,485
Allegiant Travel Co.	435	62,423
Ameresco, Inc. (a)	3,187	46,945
American Woodmark Corp. (a)	709	59,996
Apogee Enterprises, Inc.	1,739	75,542
Applied Industrial Technologies, Inc.	1,294	79,620
ArcBest Corp.	1,399	39,326
Argan, Inc.	1,125	45,630
Astronics Corp.	1,822	73,281
Atkore International Group, Inc. (a)	2,192	56,707
AZZ, Inc.	1,609	74,046
Barnes Group, Inc.	1,477	83,214
BMC Stock Holdings, Inc. (a)	3,591	76,129
Brady Corp., Class A	1,839	90,699

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Builders FirstSource, Inc. (a)	3,456	$58,268
Chart Industries, Inc. (a)	686	52,740
Comfort Systems USA, Inc.	1,461	74,496
Continental Building Products, Inc. (a)	2,497	66,345
Dmc Global, Inc.	726	45,992
DXP Enterprise, Inc. (a)	1,462	55,395
Echo Global Logistics, Inc. (a)	2,520	52,592
Encore Wire Corp.	1,305	76,447
Ennis, Inc.	4,175	85,671
ESCO Technologies, Inc.	1,313	108,479
Exponent, Inc.	1,508	88,278
Federal Signal Corp.	2,930	78,378
Forward Air Corp.	1,190	70,389
Franklin Electric Co., Inc.	1,425	67,688
FTI Consulting, Inc. (a)	907	76,043
GATX Corp.	979	77,625
Gibraltar Industries, Inc. (a)	1,897	76,563
Global Brass & Copper Holdings, Inc.	2,072	90,609
GMS, Inc. (a)	2,265	49,830
Gorman-Rupp Co.	1,837	60,309
H&E Equipment Services, Inc.	1,340	38,981
Harsco Corp. (a)	2,026	55,593
Hawaiian Holdings, Inc.	1,614	44,272
Healthcare Services Group (b)	1,870	56,698
Heartland Express, Inc.	4,359	78,767
Heidrick & Struggles International, Inc.	847	25,385
Helios Technologies, Inc.	810	37,592
Herman Miller, Inc.	2,234	99,860
HNI Corp.	1,775	62,800
Hub Group, Inc., Class A (a)	1,384	58,100
ICF International, Inc.	1,028	74,838
Interface, Inc.	4,028	61,749
Jeld-Wen Holding, Inc. (a)	2,204	46,791
John Bean Technologies Corp.	630	76,312
Kadant, Inc.	908	82,455
Kaman Corp., Class A	1,322	84,198
KBR, Inc.	2,896	72,226
Kforce, Inc.	1,798	63,092
Kimball International, Inc., Class B	5,046	87,952
Knoll, Inc.	4,087	93,919
Lindsay Corp.	640	52,614
Marten Transport Ltd.	4,001	72,618
Matson, Inc.	1,672	64,957
Matthews International Corp., Class A	1,469	51,195
McGrath RentCorp	1,099	68,303
Meritor, Inc. (a)	2,420	58,685
Milacron Holdings Corp. (a)	4,165	57,477
MRC Global, Inc. (a)	3,241	55,486
Mueller Industries, Inc.	1,792	52,452
MYR Group, Inc. (a)	2,239	83,627
See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
National Presto Industries, Inc.	679	$63,344
Now, Inc. (a)	3,221	47,542
NV5 Global, Inc. (a)	711	57,875
Patrick Industries, Inc. (a)	1,169	57,503
PGT, Inc. (a)	3,280	54,842
Pitney Bowes, Inc.	6,168	26,399
Primoris Services Corp.	3,204	67,060
Raven Industries, Inc.	1,962	70,397
Resources Connection, Inc.	3,333	53,361
Rush Enterprises, Inc., Class A	1,734	63,326
Saia, Inc. (a)	904	58,462
Simpson Manufacturing Co., Inc.	1,480	98,360
SkyWest, Inc.	1,066	64,674
SP Plus Corp. (a)	2,529	80,751
SPX Corp. (a)	1,819	60,063
Standex International Corp.	718	52,515
Steelcase, Inc., Class A	3,584	61,286
Systemax, Inc.	1,678	37,184
Tennant Co.	1,112	68,054
The Greenbrier Cos., Inc.	1,392	42,317
Thermon Group Holdings, Inc. (a)	2,878	73,821
TriMas Corp. (a)	2,582	79,965
Triton International Ltd.	1,830	59,951
TrueBlue, Inc. (a)	3,001	66,202
UniFirst Corp.	609	114,840
Universal Forest Products, Inc.	2,336	88,908
Universal Logistics Holdings, Inc.	2,605	58,534
US Ecology, Inc.	1,397	83,177
Valmont Industries, Inc.	580	73,550
Vectrus, Inc. (a)	2,535	102,819
Vicor Corp. (a)	1,100	34,155
Wabash National Corp.	3,243	52,764
Watts Water Technologies, Inc., Class A	891	83,023
Welbilt, Inc. (a)	2,938	49,065
Werner Enterprises, Inc.	2,311	71,826
Wesco Aircraft Holdings, Inc. (a)	5,862	65,068
WESCO International, Inc. (a)	1,396	70,707
		7,225,828
Information Technology (10.9%):
Advanced Energy Industries, Inc. (a)	996	56,045
American Software, Inc.	4,576	60,174
Amkor Technology, Inc. (a)	5,125	38,233
Anixter International, Inc. (a)	1,137	67,890
AppFolio, Inc. (a)	768	78,543
Axcelis Technologies, Inc. (a)	2,337	35,172
Badger Meter, Inc.	1,485	88,640
Brooks Automation, Inc.	1,477	57,234
Casa Systems, Inc. (a)	4,184	26,903
Cass Information Systems, Inc.	1,839	89,155
Cohu, Inc.	2,646	40,828

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Comtech Telecommunications Corp.	2,049	$57,597
CoreLogic, Inc. (a)	2,250	94,118
CSG Systems International, Inc.	1,762	86,038
CTS Corp.	2,427	66,937
Diodes, Inc. (a)	1,248	45,390
Ebix, Inc.	818	41,080
ePlus, Inc. (a)	916	63,149
Evertec, Inc.	1,822	59,579
Exl Service Holdings, Inc. (a)	1,449	95,822
Fabrinet (a)	904	44,902
FormFactor, Inc. (a)	2,359	36,966
Ichor Holdings Ltd. (a)	1,948	46,051
II-VI, Inc. (a)	839	30,674
Insight Enterprises, Inc. (a)	1,087	63,263
InterDigital, Inc.	1,454	93,638
KEMET Corp.	1,805	33,952
ManTech International Corp., Class A	1,353	89,095
Mesa Laboratories, Inc.	461	112,641
MicroStrategy, Inc., Class A (a)	594	85,127
MTS Systems Corp.	1,578	92,360
Nanometrics, Inc. (a)	2,139	74,244
NIC, Inc.	3,667	58,819
OSI Systems, Inc. (a)	839	94,497
PC Connection, Inc.	968	33,861
PCM, Inc. (a)	1,217	42,644
Perficient, Inc. (a)	2,697	92,561
Photronics, Inc. (a)	6,480	53,136
Plexus Corp. (a)	1,311	76,523
Power Integrations, Inc.	763	61,177
Presidio, Inc.	3,775	51,604
Progress Software Corp.	1,776	77,469
Rogers Corp. (a)	317	54,708
Rudolph Technologies, Inc. (a)	2,629	72,638
Sanmina Corp. (a)	1,866	56,502
ScanSource, Inc. (a)	1,981	64,501
Smart Global Holdings, Inc. (a)	1,046	24,048
SPS Commerce, Inc. (a)	502	51,309
Sykes Enterprises, Inc. (a)	2,319	63,680
TTM Technologies, Inc. (a)	4,776	48,715
Unisys Corp. (a) (b)	3,776	36,703
Zix Corp. (a)	5,244	47,668
		3,214,203
Materials (5.4%):
Advansix, Inc. (a)	1,643	40,138
AK Steel Holding Corp. (a)	14,066	33,336
American Vanguard Corp.	3,510	54,089
Balchem Corp.	942	94,171
Carpenter Technology Corp.	1,124	53,930
Chase Corp.	656	70,612

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Clearwater Paper Corp. (a)	1,896	$35,057
Commercial Metals Co.	3,585	63,992
Ferro Corp. (a)	3,173	50,133
Futurefuel Corp.	3,308	38,671
Greif, Inc., Class A	1,355	44,105
H.B. Fuller Co.	1,442	66,909
Innophos Holdings, Inc.	1,757	51,146
Innospec, Inc.	849	77,463
Kaiser Aluminum Corp.	616	60,128
Kronos Worldwide, Inc.	3,003	46,006
Minerals Technologies, Inc.	1,188	63,570
PolyOne Corp.	2,108	66,170
PQ Group Holdings, Inc. (a)	4,128	65,429
Rayonier Advanced Materials, Inc. (b)	3,347	21,722
Ryerson Holding Corp. (a)	5,375	44,774
Schnitzer Steel Industries, Inc.	2,388	62,494
Schweitzer-Mauduit International, Inc.	1,604	53,221
Sensient Technologies Corp.	1,200	88,176
Stepan Co.	961	88,326
SunCoke Energy, Inc. (a)	5,459	48,476
Warrior Met Coal, Inc.	2,109	55,087
Worthington Industries, Inc.	1,839	74,038
		1,611,369
Real Estate (1.0%):
Four Corners Property Trust, Inc.	4,063	111,042
HFF, Inc., Class A	1,501	68,265
Marcus & Millichap, Inc. (a)	2,301	70,986
The RMR Group, Inc.	715	33,591
		283,884
Utilities (2.3%):
American States Water Co.	1,462	110,001
Chesapeake Utilities Corp.	939	89,224
MGE Energy, Inc.	1,419	103,700
Middlesex Water Co.	1,078	63,872
Otter Tail Corp.	1,944	102,663
SJW Corp.	1,398	84,956
Unitil Corp.	1,756	105,167
		659,583
Total Common Stocks (Cost $31,460,569)		29,741,819
Rights (0.0%) (c)
Materials (0.0%): (c)
Schulman, Inc. (a) (d) (e) (f)	1,471	2,942
Total Right (Cost $2,942)		2,942

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Collateral for Securities Loaned^ (2.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (g)	131,498	$131,498
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (g)	169,385	169,385
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (g)	4,399	4,399
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (g)	72,314	72,314
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (g)	98,608	98,608
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (g)	153,396	153,396
Total Collateral for Securities Loaned (Cost $629,600)		629,600
Total Investments (Cost $32,093,111) — 101.9%		30,374,361
Liabilities in excess of other assets — (1.9)%		(560,416)
NET ASSETS — 100.00%		$29,813,945

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2019.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, illiquid securities were 0.0% of the Fund's net assets.

(f)  No explicit date, expiration is subject to contingencies. Rights entitle the Fund to cash based on approval and completion of the merger agreement between LyondellBasell Industries N.V. and A. Schulman.

(g)  Rate disclosed is the daily yield on June 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	1	9/20/19	$76,454	$78,355	$1,901
	Total unrealized appreciation				$1,901
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$1,901

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.0%)
Australia (6.5%):
Communication Services (0.2%):
Telstra Corp. Ltd.	31,608	$85,415
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	3,213	69,280
Consumer Staples (0.6%):
Wesfarmers Ltd.	3,352	85,076
Woolworths Ltd.	5,421	126,441
		211,517
Energy (0.7%):
Oil Search Ltd.	11,325	56,200
Origin Energy Ltd.	11,472	58,862
Santos Ltd.	11,281	56,061
Woodside Petroleum Ltd.	2,979	76,027
		247,150
Financials (2.2%):
Asx Ltd.	2,166	125,229
Australia & New Zealand Banking Group Ltd.	3,757	74,391
Commonwealth Bank of Australia	1,711	99,415
Insurance Australia Group Ltd.	15,060	87,313
Macquarie Group Ltd.	804	70,761
National Australia Bank Ltd.	5,651	105,983
QBE Insurance Group Ltd.	9,155	76,019
Suncorp Group Ltd.	8,976	84,865
Westpac Banking Corp.	4,105	81,714
		805,690
Health Care (0.7%):
CSL Ltd.	468	70,626
Ramsay Health Care Ltd.	1,778	90,154
Sonic Healthcare Ltd.	4,927	93,719
		254,499
Industrials (0.5%):
Brambles Ltd.	11,899	107,573
Cimic Group Ltd.	1,852	58,197
		165,770
Materials (1.2%):
BHP Billiton Ltd.	2,784	80,431
BHP Group PLC	2,412	61,710
Fortescue Metals Group Ltd.	11,439	72,422
Newcrest Mining Ltd.	4,520	101,364
RIO Tinto Ltd.	1,046	76,180
South32 Ltd.	19,403	43,308
		435,415

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Utilities (0.2%):
AGL Energy Ltd.	5,844	$82,079
		2,356,815
Austria (0.3%):
Energy (0.2%):
OMV AG	1,156	56,311
Financials (0.1%):
Erste Group Bank AG	1,478	54,842
		111,153
Belgium (1.8%):
Communication Services (0.2%):
Proximus SADP	2,686	79,145
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	775	68,579
Colruyt SA	1,602	92,879
		161,458
Financials (0.7%):
Ageas	1,919	99,717
Groupe Bruxelles Lambert SA	977	95,827
KBC Groep NV	928	60,808
		256,352
Health Care (0.2%):
UCB SA	915	75,850
Materials (0.3%):
Solvay SA	512	53,024
Umicore SA	1,200	38,470
		91,494
		664,299
Bermuda (0.4%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	900	56,718
Real Estate (0.2%):
Hongkong Land Holdings Ltd.	12,700	81,788
		138,506
Canada (10.7%):
Communication Services (1.1%):
BCE, Inc.	2,930	133,320
Rogers Communications, Inc.	2,175	116,441
TELUS Corp.	4,199	155,242
		405,003
Consumer Discretionary (0.5%):
Dollarama, Inc.	1,642	57,773
Magna International, Inc.	1,085	53,993

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Restaurant Brands International, Inc.	995	$69,203
		180,969
Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	1,565	98,497
George Weston Ltd.	1,477	112,089
Loblaw Cos. Ltd.	1,975	101,133
Metro, Inc.	2,788	104,630
Saputo, Inc.	2,660	79,633
		495,982
Energy (1.0%):
Canadian Natural Resources Ltd.	1,817	48,998
Husky Energy, Inc.	3,956	37,493
Imperial Oil Ltd.	2,570	71,169
Pembina Pipeline Corp.	2,619	97,507
TC Energy Corp.	2,120	105,110
		360,277
Financials (4.2%):
Bank of Montreal	1,616	122,082
Brookfield Asset Management, Inc.	2,036	97,415
Canadian Imperial Bank of Commerce (a)	1,620	127,408
Great-West Lifeco, Inc.	4,255	97,975
Intact Financial Corp.	1,320	122,000
Manulife Financial Corp.	3,809	69,233
National Bank of Canada	3,282	155,929
Power Corp. of Canada	5,093	109,725
Power Financial Corp. (a)	5,148	118,419
Royal Bank of Canada (a)	1,657	131,697
Sun Life Financial, Inc.	2,384	98,735
The Bank of Nova Scotia (a)	2,263	121,567
The Toronto-Dominion Bank	2,382	139,201
		1,511,386
Industrials (0.5%):
Canadian National Railway Co.	942	87,193
Canadian Pacific Railway Ltd.	329	77,496
		164,689
Information Technology (0.6%):
CGI, Inc. (b)	1,304	100,265
Constellation Software, Inc.	53	49,958
Open Text Corp.	2,083	85,967
		236,190
Materials (0.3%):
Franco-Nevada Corp.	888	75,379
Teck Resources Ltd., Class B	1,878	43,343
		118,722
Utilities (1.1%):
Emera, Inc.	3,203	130,894

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Fortis, Inc.	3,646	$143,986
Hydro One Ltd. (c)	7,008	122,241
		397,121
		3,870,339
Denmark (1.9%):
Consumer Staples (0.3%):
Carlsberg A/S, Class B	869	115,236
Financials (0.1%):
Danske Bank A/S	2,404	38,008
Health Care (0.7%):
Coloplast A/S	773	87,381
Genmab A/S (b)	269	49,478
H. Lundbeck A/S	782	30,900
Novo Nordisk A/S, Class B	1,490	75,951
		243,710
Industrials (0.5%):
A.P. Moeller-Maersk, Class B	35	43,426
DSV A/S	767	75,342
Vestas Wind Systems A/S	675	58,323
		177,091
Materials (0.3%):
Christian Hansen Holding A/S	636	59,740
Novozymes A/S, B Shares	1,379	64,325
		124,065
		698,110
Finland (1.5%):
Energy (0.2%):
Neste Oyj	1,803	61,162
Financials (0.4%):
Nordea Bank AB	8,686	63,091
Sampo Oyj, Class A	2,238	105,583
		168,674
Industrials (0.4%):
Kone Oyj, Class B	1,583	93,397
Wartsila Oyj ABP, Class B	3,489	50,590
		143,987
Materials (0.3%):
Stora ENSO Oyj, R Shares	3,671	43,130
UPM-Kymmene Oyj	2,009	53,373
		96,503
Utilities (0.2%):
Fortum Oyj	2,987	65,994
		536,320

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
France (9.2%):
Communication Services (0.5%):
Orange SA	7,672	$120,924
Publicis Groupe SA	1,009	53,257
		174,181
Consumer Discretionary (1.6%):
Accor SA	1,861	79,864
Cie Generale des Etablissements Michelin	400	50,724
Hermes International	118	85,073
Kering	82	48,483
LVMH Moet Hennessy Louis Vuitton SA	163	69,357
PSA Peugeot Citroen	2,097	51,659
Renault SA	909	57,134
Seb SA	261	46,909
Sodexo SA	736	86,011
		575,214
Consumer Staples (0.8%):
Danone SA	1,339	113,402
L'Oreal SA	326	92,835
Pernod Ricard SA	510	93,952
		300,189
Energy (0.2%):
Total SA	1,496	83,800
Financials (0.9%):
BNP Paribas SA	1,319	62,624
CNP Assurances	4,025	91,330
Credit Agricole SA	4,961	59,470
Natixis SA (a)	11,194	45,035
Societe Generale SA	2,029	51,252
		309,711
Health Care (1.0%):
BioMerieux	642	53,168
Essilor International SA	813	106,055
Ipsen SA	389	53,066
Sanofi	1,090	94,061
Sartorius Stedim Biotech	378	59,601
		365,951
Industrials (3.0%):
Aeroports de Paris	397	70,043
Airbus Group SE	477	67,608
Alstom SA	1,638	75,973
Bollore SA (a)	14,753	65,073
Bouygues	1,462	54,132
Bureau Veritas SA	2,844	70,222
Edenred	1,305	66,551
Eiffage SA	848	83,811

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Groupe Eurotunnel SE	5,753	$92,149
Legrand SA	1,169	85,450
Safran SA	460	67,379
Schneider Electric SA	836	75,801
Teleperformance	324	64,899
Thales SA	584	72,132
Vinci SA	886	90,709
		1,101,932
Information Technology (0.4%):
Atos SE	479	40,034
Cap Gemini SA	425	52,831
Dassault Systemes SA	334	53,271
		146,136
Materials (0.3%):
Air Liquide SA	801	112,047
Utilities (0.5%):
GDF Suez (a)	5,107	77,447
Veolia Environnement SA	3,895	94,845
		172,292
		3,341,453
Germany (5.4%):
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG	925	68,445
Continental AG	317	46,206
Daimler AG, Registered Shares	1,034	57,509
		172,160
Consumer Staples (0.3%):
Beiersdorf AG	904	108,471
Financials (1.6%):
Allianz SE	421	101,462
Commerzbank AG	5,022	36,075
Deutsche Boerse AG	700	98,993
Hannover Rueck SE	669	108,146
Muenchener Rueckversicherungs-Gesellschaft AG	454	113,905
Talanx AG	2,338	101,264
		559,845
Health Care (0.4%):
Fresenius Medical Care AG & Co. KGaA	554	43,481
Fresenius SE & Co. KGaA	683	37,020
Merck KGaA	747	78,092
		158,593
Industrials (0.8%):
Deutsche Post AG	2,497	82,035
Hochtief AG	465	56,615
MTU Aero Engines Holding AG	252	60,016

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Siemens AG	800	$95,128
		293,794
Information Technology (0.4%):
Infineon Technologies AG	2,109	37,281
SAP SE	644	88,409
Wirecard AG	151	25,414
		151,104
Materials (0.7%):
BASF SE	932	67,723
Covestro AG (c)	687	34,918
Evonik Industries AG	2,418	70,396
Symrise AG	884	85,058
		258,095
Real Estate (0.5%):
Deutsche Wohnen AG	2,206	80,926
Vonovia SE	2,006	95,778
		176,704
Utilities (0.2%):
E.ON AG	7,946	86,274
		1,965,040
Hong Kong (5.5%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd.	6,000	40,441
Techtronic Industries Co. Ltd.	6,000	45,933
		86,374
Consumer Staples (0.2%):
Sun Art Retail Group Ltd.	44,500	42,156
WH Group Ltd. (c)	44,000	44,612
		86,768
Financials (0.8%):
AIA Group Ltd.	6,200	66,870
Hang Seng Bank	3,500	87,149
Hong Kong Exchanges and Clearing Ltd.	1,900	67,084
The Bank of East Asia Ltd.	22,000	61,538
		282,641
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	34,000	34,777
Industrials (0.8%):
CK Hutchison Holdings Ltd.	7,500	73,930
MTR Corp. Ltd.	21,500	144,776
NWS Holdings Ltd.	26,000	53,455
		272,161
Real Estate (1.9%):
CK Asset Holdings Ltd.	7,703	60,302

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Hang Lung Properties Ltd.	34,000	$80,872
Henderson Land Development Co. Ltd.	16,840	92,808
New World Development Co. Ltd.	45,000	70,397
Sino Land Co. Ltd.	38,000	63,727
Sun Hung KAI Properties Ltd.	3,500	59,368
Swire Pacific Ltd., Class A	5,500	67,594
The Wharf Holdings Ltd.	23,000	60,949
Wharf Real Estate Investment	11,000	77,521
Wheelock & Co. Ltd.	9,000	64,521
		698,059
Utilities (1.5%):
China Gas Holdings Ltd.	13,400	49,834
CK Infrastructure Holdings Ltd.	11,500	93,780
CLP Holdings Ltd.	8,000	88,281
Hong Kong & China Gas Co. Ltd.	69,233	153,508
Power Assets Holdings Ltd.	19,000	136,698
		522,101
		1,982,881
Ireland (1.2%):
Communication Services (0.2%):
WPP PLC	4,632	58,236
Consumer Staples (0.2%):
Kerry Group PLC	744	88,807
Industrials (0.6%):
DCC PLC	706	62,928
Experian PLC	2,901	87,812
Kingspan Group PLC	1,077	58,474
		209,214
Materials (0.2%):
CRH PLC	1,903	62,066
		418,323
Israel (0.3%):
Financials (0.3%):
Bank Leumi Le-Israel B.M.	14,274	103,118
Italy (2.2%):
Consumer Discretionary (0.1%):
Moncler SpA	1,204	51,464
Consumer Staples (0.2%):
Davide Campari — Milano SpA	7,114	69,671
Energy (0.5%):
Eni SpA	5,124	85,080
Snam SpA	17,899	88,939
		174,019

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Financials (0.6%):
Assicurazioni Generali SpA	6,214	$116,981
Intesa Sanpaolo SpA	20,859	44,627
UniCredit SpA	3,452	42,484
		204,092
Industrials (0.2%):
Atlantia SpA	3,187	83,003
Utilities (0.6%):
Enel SpA	16,803	117,285
Terna Rete Elettrica Nazionale SpA	15,789	100,514
		217,799
		800,048
Japan (19.1%):
Communication Services (1.1%):
KDDI Corp.	2,500	63,625
Nexon Co. Ltd. (b)	2,300	33,327
Nintendo Co. Ltd.	200	73,265
Nippon Telegraph & Telephone Corp.	1,100	51,194
NTT DOCOMO, Inc.	2,800	65,260
SoftBank Group Corp.	800	38,330
Yahoo Japan Corp.	18,800	55,109
		380,110
Consumer Discretionary (3.9%):
Aisin Seiki Co. Ltd.	1,400	48,182
Bandai Namco Holdings, Inc.	1,100	53,367
Bridgestone Corp.	2,000	78,701
Denso Corp.	1,600	67,280
Fast Retailing Co. Ltd.	100	60,418
Hikari Tsushin, Inc.	400	87,161
Honda Motor Co. Ltd.	2,300	59,420
Isuzu Motors Ltd.	3,800	43,252
Koito Manufacturing Co. Ltd.	900	48,006
Mitsubishi Motors Corp.	10,600	50,738
Nissan Motor Co. Ltd.	10,300	73,724
Nitori Holdings Co. Ltd.	200	26,494
Oriental Land Co. Ltd.	400	49,499
Pan Pacific International Holdings Corp.	500	31,725
Panasonic Corp.	6,900	57,453
Rakuten, Inc.	7,000	83,117
Sekisui House Ltd.	6,000	98,822
Shimano, Inc.	500	74,351
Sumitomo Electric Industries Ltd.	5,000	65,608
Suzuki Motor Corp.	1,300	61,069
Toyota Industries Corp.	1,200	66,011
Toyota Motor Corp.	1,200	74,449
Yamaha Corp.	1,100	52,245
		1,411,092

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Consumer Staples (1.7%):
Asahi Group Holdings Ltd.	1,500	$67,416
Japan Tobacco, Inc.	3,900	86,086
Kao Corp.	500	38,080
Kikkoman Corp.	1,200	52,208
Kirin Holdings Co. Ltd.	2,800	60,351
Kose Corp.	300	50,288
MEIJI Holdings Co. Ltd.	600	42,857
Seven & i Holdings Co. Ltd.	1,900	64,297
Suntory Beverage & Food Ltd.	1,400	60,844
Uni-Charm Corp.	1,900	57,176
Yakult Honsha Co. Ltd.	600	35,343
		614,946
Financials (2.2%):
Japan Post Bank Co. Ltd.	10,100	102,499
Japan Post Holdings Co. Ltd.	10,700	121,094
Mitsubishi UFJ Financial Group, Inc.	15,900	75,518
Mizuho Financial Group, Inc.	75,000	108,604
ORIX Corp.	5,500	82,041
Resona Holdings, Inc.	17,100	71,160
Sumitomo Mitsui Financial Group, Inc.	2,500	88,265
Sumitomo Mitsui Trust Holdings, Inc.	2,100	76,091
The Dai-ichi Life Insurance Co. Ltd.	4,000	60,297
		785,569
Health Care (1.5%):
Astellas Pharma, Inc.	3,700	52,685
Chugai Pharmaceutical Co. Ltd.	800	52,245
Eisai Co. Ltd.	800	45,202
Hoya Corp.	600	45,941
Kyowa Hakko Kirin Co. Ltd.	3,500	62,955
M3, Inc.	2,100	38,357
ONO Pharmaceutical Co. Ltd.	3,000	53,766
Otsuka Holdings Co. Ltd.	1,200	39,139
Shionogi & Co. Ltd.	800	46,078
Sysmex Corp.	800	52,148
Taisho Pharmaceutical Holdings	600	46,030
		534,546
Industrials (4.6%):
Central Japan Railway Co.	400	80,074
Daikin Industries Ltd.	100	13,047
East Japan Railway Co.	600	56,104
FANUC Corp.	400	73,952
Hankyu Hanshin Holdings, Inc.	2,000	71,614
ITOCHU Corp.	4,100	78,368
Japan Airlines Co. Ltd.	2,400	76,653
Komatsu Ltd.	1,900	45,826
Kubota Corp.	4,100	68,194
Makita Corp.	1,600	54,323

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Marubeni Corp.	7,700	$50,929
Mitsubishi Corp.	2,800	73,766
Mitsubishi Electric Corp.	4,800	63,184
Mitsubishi Heavy Industries Ltd.	2,600	113,141
Mitsui & Co. Ltd.	4,600	74,846
Nidec Corp.	500	68,298
Recruit Holdings Co. Ltd.	1,800	60,011
Secom Co. Ltd.	800	68,824
SG Holdings Co. Ltd.	2,000	56,679
SMC Corp.	100	37,263
Sumitomo Corp.	5,400	81,776
Taisei Corp.	1,100	39,949
Tokyu Corp.	4,500	79,773
Toyota Tsusho Corp.	1,700	51,489
West Japan Railway Co.	1,000	80,853
Yamato Holdings Co. Ltd.	2,000	40,649
		1,659,585
Information Technology (1.7%):
Canon, Inc.	3,300	96,306
FUJIFILM Holdings Corp.	1,500	76,016
Keyence Corp.	100	61,345
Murata Manufacturing Co. Ltd.	900	40,408
Nomura Research Institute Ltd.	4,078	65,331
NTT Data Corp.	5,100	67,890
OBIC Co. Ltd.	200	22,635
Omron Corp.	900	46,920
Oracle Corp. Japan	600	43,803
TDK Corp.	600	46,419
Tokyo Electron Ltd.	400	56,104
		623,177
Materials (1.2%):
Asahi Kasei Corp.	4,800	51,139
JFE Holdings, Inc.	3,700	54,316
Mitsubishi Chem Holdings	8,400	58,644
Nippon Paint Co. Ltd.	1,300	50,408
Nippon Steel & Sumitomo Metal	4,200	72,039
Nitto Denko Corp.	1,000	49,323
Shin-Etsu Chemical Co. Ltd.	400	37,236
Toray Industries, Inc.	9,500	72,193
		445,298
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	400	50,965
Daiwa House Industry Co. Ltd.	2,000	58,275
Mitsubishi Estate Co. Ltd.	4,400	81,837
Mitsui Fudosan Co. Ltd.	3,100	75,127
Sumitomo Realty & Development	2,600	92,809
		359,013

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Utilities (0.2%):
Kansai Electric Power Co.	4,100	$46,952
Tokyo Electric Power Co. Holdin (b)	8,300	43,271
		90,223
		6,903,559
Korea, Republic Of (3.8%):
Communication Services (0.5%):
NAVER Corp.	391	38,612
NCSoft Corp.	128	52,890
Netmarble Games Corp. (b) (c)	329	32,205
SK Telecom Co. Ltd.	317	71,122
		194,829
Consumer Discretionary (0.6%):
Hyundai Mobis Co. Ltd.	234	47,736
Hyundai Motor Co.	464	56,272
Kia Motors Corp.	1,667	63,538
LG Electronics, Inc.	825	56,672
		224,218
Consumer Staples (0.4%):
Amorepacific Corp.	186	26,505
KT&G Corp.	920	78,500
LG Household & Health Care Ltd.	37	42,083
		147,088
Energy (0.1%):
SK Innovation Co. Ltd.	356	49,033
Financials (0.8%):
Hana Financial Group, Inc.	1,965	63,662
KB Financial Group, Inc.	1,694	67,281
Samsung Fire & Marine Insurance Co. Ltd.	271	62,914
Shinhan Financial Group Co. Ltd.	1,927	74,950
		268,807
Health Care (0.1%):
Celltrion, Inc.	199	35,425
Industrials (0.5%):
LG Corp.	992	66,082
Samsung C&T Corp.	661	54,797
SK Holdings Co. Ltd.	288	57,879
		178,758
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	1,626	66,201
Samsung SDI Co. Ltd.	204	41,793
Samsung SDS Co. Ltd.	278	51,776
SK Hynix, Inc.	730	43,949
		203,719

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Materials (0.2%):
LG Chem Ltd.	158	$48,519
Lotte Chemical Corp.	145	31,716
		80,235
		1,382,112
Luxembourg (0.3%):
Energy (0.2%):
Tenaris SA	4,216	55,164
Materials (0.1%):
Arcelormittal	1,988	35,563
		90,727
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	8,400	40,164
Wynn Macau Ltd.	14,400	32,261
		72,425
Mexico (0.1%):
Materials (0.1%):
Fresnillo PLC	3,116	34,428
Netherlands (3.0%):
Communication Services (0.2%):
Koninklijke KPN NV	23,632	72,535
Consumer Staples (0.7%):
Heineken Holding A, Class A	886	92,965
Heineken NV	859	95,835
Koninklijke Ahold Delhaize NV	3,220	72,398
		261,198
Financials (0.6%):
Exor NV	1,034	72,408
ING Groep NV	4,734	54,871
NN Group NV	2,053	82,619
		209,898
Health Care (0.4%):
Koninklijke Philips NV	1,656	71,885
Qiagen NV (b)	2,157	87,515
		159,400
Industrials (0.4%):
Randstad Holding NV	1,078	59,191
Wolters Kluwer NV	1,329	96,722
		155,913
Information Technology (0.2%):
ASML Holding NV	304	63,498

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Materials (0.5%):
Akzo Nobel N.V.	941	$88,402
Koninklijke DSM NV	580	71,671
		160,073
		1,082,515
Norway (0.9%):
Communication Services (0.3%):
Telenor ASA	4,516	95,914
Consumer Staples (0.2%):
Marine Harvest ASA	2,833	66,265
Energy (0.2%):
Aker BP ASA	1,164	33,390
Statoil ASA	3,011	59,483
		92,873
Financials (0.2%):
DNB ASA	4,597	85,558
		340,610
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	4,387	70,643
Energy (0.2%):
Galp Energia SGPS SA	4,204	64,638
		135,281
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	5,368	45,338
Singapore (2.9%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	54,900	142,049
Consumer Discretionary (0.3%):
Genting Singapore Ltd.	73,100	49,717
Jardine Cycle & Carriage Ltd.	2,700	72,315
		122,032
Consumer Staples (0.3%):
Wilmar International Ltd.	43,700	119,531
Financials (0.8%):
DBS Group Holdings Ltd.	5,000	95,956
Oversea-Chinese Banking Corp. Ltd.	12,000	101,131
United Overseas Bank Ltd.	5,300	102,380
		299,467
Industrials (0.8%):
Keppel Corp. Ltd.	17,200	84,684
Singapore Airlines Ltd.	14,400	98,683

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Singapore Technologies Engineering Ltd.	30,700	$93,959
		277,326
Real Estate (0.3%):
CapitaLand Ltd.	39,100	102,035
		1,062,440
Spain (3.1%):
Communication Services (0.2%):
Telefonica SA	9,996	82,056
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	2,239	67,323
Energy (0.2%):
Repsol SA	4,391	68,811
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	10,675	59,670
Banco Santander SA	14,965	69,418
CaixaBank SA	16,649	47,657
		176,745
Health Care (0.2%):
Grifols SA	2,295	67,833
Industrials (0.7%):
ACS, Actividades de Construccion y Servicios SA	1,627	64,939
Aena SA (c)	502	99,469
Ferrovial SA	3,901	99,824
		264,232
Information Technology (0.2%):
Amadeus IT Holding SA	866	68,578
Utilities (0.9%):
Endesa SA (a)	3,766	96,798
Iberdrola SA	12,955	129,099
Red Electrica Corp. SA	4,860	101,188
		327,085
		1,122,663
Sweden (2.5%):
Communication Services (0.3%):
TeliaSonera AB	22,285	99,012
Consumer Discretionary (0.3%):
Electrolux AB, B Shares	2,135	54,583
Hennes & Mauritz AB, B Shares (a)	2,835	50,506
		105,089
Consumer Staples (0.4%):
Essity AB, Class B	2,562	78,775
Swedish Match AB	1,247	52,664
		131,439

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A	7,546	$69,851
Svenska Handelsbanken AB	8,194	81,110
Swedbank AB, A Shares	3,030	45,522
		196,483
Industrials (0.9%):
Alfa Laval AB	2,753	60,090
Atlas Copco AB, A Shares	2,107	67,373
Epiroc AB, Class A	5,011	52,194
Sandvik AB	3,863	71,001
Volvo AB, Class B	4,344	68,960
		319,618
Information Technology (0.1%):
Hexagon AB, B Shares	1,040	57,770
		909,411
Switzerland (6.5%):
Communication Services (0.3%):
Swisscom AG (a)	226	113,510
Consumer Discretionary (0.4%):
CIE Financiere Richemont SA	826	70,123
The Swatch Group AG, B shares	192	54,995
		125,118
Consumer Staples (1.0%):
Barry Callebaut AG	40	80,262
Chocoladefabriken Lindt & Spruengli AG	10	72,812
Coca-Cola HBC AG	1,836	69,282
Nestle SA, Registered Shares	1,202	124,487
		346,843
Financials (1.4%):
Credit Suisse Group AG, Registered Shares	5,355	64,235
Julius Baer Group Ltd.	1,250	55,672
Partners Group Holding AG	106	83,318
Swiss Life Holding AG	226	112,051
UBS Group AG, Registered Shares	5,406	64,265
Zurich Insurance Group AG	325	113,207
		492,748
Health Care (1.3%):
Lonza Group AG, Registered Shares	188	63,463
Novartis AG	1,213	110,883
Roche Holding AG	337	94,852
Sonova Holding AG, Registered Shares	326	74,100
Straumann Holding AG	79	69,738
Vifor Pharma AG (a)	463	66,926
		479,962

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Industrials (1.1%):
ABB Ltd.	4,163	$83,576
Geberit AG	189	88,321
Kuehne + Nagel International AG	528	78,404
Schindler Holding AG	267	59,458
SGS SA	38	96,850
		406,609
Information Technology (0.2%):
Stmicroelectronics NV	2,200	39,015
Temenos AG	275	49,220
		88,235
Materials (0.8%):
EMS-Chemie Holding AG	119	77,256
Givaudan SA, Registered Shares	39	110,150
Glencore PLC	12,123	42,076
Sika AG, Registered Shares	412	70,341
		299,823
		2,352,848
United Kingdom (8.8%):
Communication Services (0.4%):
Informa PLC	7,760	82,271
Pearson PLC	5,949	61,893
		144,164
Consumer Discretionary (1.2%):
Barratt Developments PLC	6,267	45,563
Burberry Group PLC	1,964	46,433
Compass Group PLC	3,901	93,465
Intercontinental Hotels Group PLC	1,261	82,808
Next PLC	846	59,358
Persimmon PLC	1,722	43,663
Whitbread PLC	991	58,245
		429,535
Consumer Staples (1.8%):
Associated British Foods PLC	2,197	68,706
British American Tobacco PLC	1,383	48,272
Diageo PLC	2,638	113,346
Imperial Tobacco Group PLC	1,963	46,030
Reckitt Benckiser Group PLC	939	74,086
Tesco PLC	23,027	66,281
Unilever NV	1,940	118,121
Unilever PLC	1,779	110,556
		645,398
Energy (0.4%):
BP PLC	9,684	67,454
Royal Dutch Shell PLC, Class A	2,457	80,253
		147,707
See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Financials (1.9%):
3I Group PLC	4,854	$68,626
Aviva PLC	14,357	75,924
Hargreaves Lansdown PLC	2,448	59,647
HSBC Holdings PLC	9,618	80,220
Legal & General Group PLC	22,059	75,482
Lloyds Banking Group PLC	86,620	62,238
London Stock Exchange Group PLC	1,361	94,801
Prudential PLC	3,063	66,737
Royal Bank of Scotland Group	17,105	47,737
Schroders PLC	1,820	70,481
		701,893
Health Care (0.6%):
AstraZeneca PLC	852	69,645
GlaxoSmithKline PLC	3,710	74,267
Smith & Nephew PLC	4,247	91,940
		235,852
Industrials (1.3%):
Ashtead Group PLC	1,691	48,395
BAE Systems PLC	10,659	67,046
Bunzl PLC	2,692	70,992
Ferguson PLC	905	64,348
International Consolidated Airlines Group SA, ADR	4,244	50,079
Intertek Group PLC	958	66,925
RELX PLC	3,624	87,863
		455,648
Information Technology (0.2%):
The Sage Group PLC	6,814	69,421
Materials (0.8%):
Anglo American PLC	1,879	53,548
Antofagasta PLC	3,214	37,935
Croda International PLC	1,086	70,599
Mondi PLC	2,444	55,546
Rio Tinto PLC	1,094	67,793
		285,421
Utilities (0.2%):
National Grid PLC	6,485	68,820
		3,183,859
United States (0.4%):
Consumer Discretionary (0.1%):
Carnival PLC	1,147	50,666
Industrials (0.3%):
Waste Connections, Inc.	1,133	108,247
		158,913
Total Common Stocks (Cost $33,017,387)		35,863,534

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 07/05/19 @ $0.49 (b)	4,859	$2,695
Industrials (0.0%): (d)
ACS Actividades de Construccion y Servicios SA Expires 07/09/19 @ $1.38 (b)	1,801	2,825
		5,520
Total Rights (Cost $5,728)		5,520
Collateral for Securities Loaned^ (2.2%)
United States (2.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (e)	161,009	161,009
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (e)	207,398	207,398
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (e)	5,386	5,386
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (e)	88,543	88,543
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (e)	120,738	120,738
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (e)	187,822	187,822
Total Collateral for Securities Loaned (Cost $770,896)		770,896
Total Investments (Cost $33,794,011) — 101.2%		36,639,950
Liabilities in excess of other assets — (1.2)%		(424,753)
NET ASSETS — 100.00%		$36,215,197

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $333,445 and amounted to 0.9% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	2	9/20/19	$187,348	$192,330	$4,982
	Total unrealized appreciation				$4,982
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$4,982

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (98.8%)
Brazil (5.9%):
Communication Services (0.2%):
TIM Participacoes SA	10,100	$30,595
Consumer Discretionary (0.9%):
CVC Brasil Operadora E Agencia de Viagens SA	1,700	22,051
Grendene SA	15,800	32,099
Guararapes Confeccoes SA	6,400	26,971
Kroton Educacional S.A.	7,500	21,430
Lojas Renner SA	2,662	32,699
Magazine Luiza SA	500	27,495
		162,745
Consumer Staples (1.1%):
Ambev SA	7,400	34,482
Atacadao Distribuicao Comercio E Industria Ltd.	6,800	38,965
M Dias Branco SA	2,700	27,399
Natura Cosmeticos SA	2,400	35,313
Raia Drogasil SA	1,700	33,696
Sao Martinho SA	7,200	37,769
		207,624
Energy (0.2%):
Petroleo Brasileiro SA	3,400	24,274
Ultrapar Participacoes SA	3,600	18,847
		43,121
Financials (0.8%):
B3 SA — Brasil Bolsa Balcao	3,558	34,715
Banco do Brasil SA	1,800	25,289
BB Seguridade Participacoes SA	5,100	43,013
IRB Brasil Resseguros S/A	1,500	38,484
		141,501
Health Care (0.8%):
Fleury SA	5,800	32,253
Hypermarcas S.A.	5,400	42,181
Notre Dame Intermedica Participacoes SA	3,500	36,757
Odontoprev SA	8,300	39,476
		150,667
Industrials (0.7%):
CCR SA	5,900	20,992
EcoRodovias Infraestrutura e Logistica SA	9,100	25,503
Localiza Rent a Car SA	3,160	33,729
WEG SA	7,820	43,507
		123,731
Information Technology (0.1%):
Cielo SA	7,092	12,413

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Materials (0.1%):
Cia Siderurgica Nacional SA	6,500	$28,290
Utilities (1.0%):
Cia de Saneamento Basico do Estado de Sao Paulo	2,400	29,549
Companhia de Saneamento de Minas Gerais	1,600	27,938
EDP — Energias do Brasil SA	7,900	38,890
Engie Brasil Energia SA	3,575	40,478
Equatorial Energia SA — ORD	2,200	52,603
		189,458
		1,090,145
Chile (3.3%):
Consumer Discretionary (0.3%):
SACI Falabella	7,520	49,121
Energy (0.2%):
Empresas COPEC SA	3,985	43,673
Financials (1.1%):
Banco de Chile	515,854	76,075
Banco de Credito e Inversiones	936	64,596
Banco Santander Chile	920,395	68,614
		209,285
Materials (0.2%):
Empresas CMPC SA	10,521	28,888
Utilities (1.5%):
AES Gener SA	176,552	48,545
Aguas Andinas SA	129,445	76,435
Colbun SA	269,395	55,676
Enersis Chile	596,024	56,663
Enersis SA	223,159	39,370
		276,689
		607,656
China (15.2%):
Communication Services (0.5%):
China Communications Services Corp. Ltd.	20,000	15,516
China Literature Ltd. (a) (b)	4,000	18,844
China Telecom Corp. Ltd.	68,000	34,212
Tencent Holdings Ltd.	600	27,083
		95,655
Consumer Discretionary (1.3%):
ANTA Sports Products Ltd.	4,000	27,473
BAIC Motor Corp. Ltd., Class H (b)	30,000	18,819
Brilliance China Automotive Holdings Ltd.	16,000	17,697
BYD Co. Ltd. (c)	3,500	21,126
Dongfeng Motor Group Co. Ltd.	30,000	24,579
Fuyao Glass Industry Group Co. Ltd. (b)	7,600	23,594
Great Wall Motor Co. Ltd., Class H	26,000	18,606

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Guangzhou Automobile Group Co. Ltd.	16,800	$17,937
Minth Group Ltd.	6,000	16,169
Shenzhou International Group Holdings Ltd.	2,000	27,498
Zhongsheng Group Holdings Ltd.	7,500	20,883
		234,381
Consumer Staples (0.5%):
China Mengniu Dairy Co. Ltd.	9,000	34,853
China Resources Beer Holdings Co. Ltd.	6,000	28,497
Want Want China Holdings Ltd.	41,000	33,329
		96,679
Energy (0.6%):
China Petroleum & Chemical Corp., Class H	40,000	27,191
China Shenhua Energy Co. Ltd.	13,500	28,274
PetroChina Co. Ltd.	56,000	30,898
Yanzhou Coal Mining Co. Ltd.	24,000	22,429
		108,792
Financials (4.5%):
Agricultural Bank of China Ltd.	101,000	42,281
Bank of China Ltd.	123,000	51,963
Bank of Communications Co. Ltd., Class H	70,000	53,140
China Cinda Asset Management Co.	114,000	26,269
China CITIC Bank Corp. Ltd.	85,000	48,423
China Construction Bank Corp.	53,000	45,663
China Everbright Bank Co. Ltd.	90,000	41,247
China Galaxy Securities Co. Ltd.	31,000	18,374
China Huarong Asset Management Co. Ltd., Class H (b)	103,000	17,933
China International Capital Corp. Ltd., Class H (b)	10,800	21,790
China Life Insurance Co. Ltd.	11,000	27,094
China Merchants Bank Co. Ltd., Class H	7,000	34,904
China Pacific Insurance Group Co. Ltd.	9,200	35,981
China Reinsurance Group Corp.	158,000	28,115
Citic Securities Co. Ltd.	10,500	21,883
GF Securities Co. Ltd.	13,800	16,412
Guotai Junan Securities Co. Ltd. (a) (b)	12,600	22,453
Haitong Securities Co. Ltd.	17,200	19,289
Huatai Securities Co. Ltd. (b)	11,800	20,303
Industrial & Commercial Bank of China Ltd.	61,000	44,512
New China Life Insurance Co. Ltd., Class H	5,300	25,783
Orient Securities Co. Ltd. (b)	25,600	16,714
People's Insurance Co. Group of China Ltd.	71,000	27,722
PICC Property & Casualty Co. Ltd., Class H	25,000	26,980
Ping An Insurance Group Co. of China Ltd.	4,500	54,036
Postal Savings Bank of China Co. Ltd., Class H (b)	65,000	38,610
		827,874
Health Care (1.0%):
China Resources Pharmaceutical Group Ltd. (b)	26,000	29,324
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	6,000	27,076
Luye Pharma Group Ltd. (b)	30,000	21,737

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,000	$18,166
Shanghai Pharmaceuticals Holding Co. Ltd.	16,200	31,855
Sinopharm Group Co. Ltd.	7,600	26,756
Wuxi Biologics Cayman, Inc. (a) (b)	2,000	17,961
		172,875
Industrials (2.6%):
China Communications Construction Co. Ltd.	37,000	33,109
China Conch Venture Holdings Ltd.	9,000	31,800
China Railway Construction Corp. Ltd.	23,000	28,207
China Railway Group Ltd.	33,000	25,094
China State Construction Int	22,000	22,588
CRRC Corp. Ltd., Class H	41,000	34,274
Fosun International Ltd.	17,000	22,590
Jiangsu Expressway Co. Ltd.	28,000	39,860
Metallurgical Corp. of China Ltd.	135,000	36,120
Shanghai Electric Group Co. Ltd.	120,000	43,475
Sinotrans Ltd.	55,000	19,996
Weichai Power Co. Ltd.	19,000	32,107
Xinjiang Goldwind Science & Technology Co. Ltd.	15,200	16,618
Zhuzhou CSR Times Electric Co. Ltd.	6,900	36,349
Zoomlion Heavy Industry Science And Technology Co.	80,600	52,933
		475,120
Information Technology (0.8%):
AAC Technologies Holdings, Inc.	3,000	17,033
China Railway Signal & Communication Corp. Ltd. (b)	39,000	28,359
Legend Holdings Corp. (b)	11,200	26,353
Lenovo Group Ltd.	24,000	18,588
Semiconductor Manufacturing International Corp. (a)	23,000	25,616
Sunny Optical Technology Group Co. Ltd.	1,400	14,463
TravelSky Technology Ltd.	11,000	22,109
		152,521
Materials (1.3%):
Aluminum Corp. of China Ltd. (a)	60,000	21,277
Angang Steel Co. Ltd.	41,600	18,959
Anhui Conch Cement Co. Ltd.	5,000	31,332
China Hongqiao Group Ltd.	33,000	23,277
China Molybdenum Co. Ltd. (c)	42,000	13,281
China National Building Material Co. Ltd.	32,000	28,062
Jiangxi Copper Co. Ltd.	33,000	43,936
Sinopec Shanghai Petrochemical Co. Ltd.	60,000	23,811
Zijin Mining Group Co. Ltd.	80,000	32,465
		236,400
Real Estate (1.0%):
China Vanke Co. Ltd.	6,700	25,131
Country Garden Holdings Co. Ltd.	16,000	24,334
Guangzhou R&f Properties Co. Ltd., Class H	13,200	25,381
Logan Property Holdings Co. Ltd.	18,000	29,127
Longfor Properties Co. Ltd.	9,500	35,816

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Red Star Macalline Group Corp. Ltd., Class H (b)	30,600	$26,795
Sunac China Holdings Ltd.	5,000	24,579
		191,163
Utilities (1.1%):
CGN Power Co. Ltd., Class D (b)	215,000	59,176
China Longyuan Power Group Corp. Ltd.	41,000	26,296
China Power International Development Ltd.	138,000	33,743
China Resources Gas Group Ltd.	6,000	29,764
ENN Energy Holdings Ltd.	2,400	23,351
Huadian Power International Corp. Ltd.	60,000	23,735
		196,065
		2,787,525
Colombia (0.8%):
Financials (0.3%):
Grupo de INV Suramericana	4,798	50,954
Materials (0.2%):
Grupo Argos SA	7,932	42,735
Utilities (0.3%):
Interconexion Electrica SA ESP	8,642	48,068
		141,757
Czech Republic (0.7%):
Financials (0.4%):
Komercni Banka AS	1,575	62,801
Utilities (0.3%):
CEZ AS	2,507	60,583
		123,384
Egypt (0.4%):
Financials (0.3%):
Commercial International Bank	10,821	47,928
Industrials (0.1%):
Elsewedy Electric Co.	27,644	23,712
		71,640
Hong Kong (3.2%):
Communication Services (0.2%):
China Mobile Ltd.	4,500	40,988
Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd.	98,000	27,224
Geely Automobile Holdings Ltd.	9,000	15,393
Haier Electronics Group Co. Ltd.	8,000	22,122
		64,739
Consumer Staples (0.2%):
Hengan International Group Co. Ltd.	4,500	33,096

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Energy (0.3%):
CNOOC Ltd.	17,000	$29,075
Kunlun Energy Co. Ltd.	28,000	24,411
		53,486
Financials (0.3%):
BOC Hong Kong Holdings Ltd.	10,000	39,366
China Taiping Insurance Holdings Co. Ltd.	7,800	20,869
		60,235
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd.	10,000	16,130
Industrials (0.4%):
China Everbright International Ltd.	32,000	29,536
China Merchants Holdings International	18,000	30,602
Sinotruk Hong Kong Ltd.	7,000	12,116
		72,254
Materials (0.1%):
China Resources Cement Holdings Ltd.	22,000	21,320
Real Estate (0.5%):
China Overseas Land & Investment Ltd., Class H	8,000	29,495
China Resources Land Ltd.	6,000	26,423
Franshion Properties China Ltd.	56,000	34,053
		89,971
Utilities (0.8%):
Beijing Enterprises Holdings Ltd.	6,500	33,035
Beijing Enterprises Water Group Ltd.	56,000	33,264
China Resources Power Holdings Co. Ltd.	20,000	29,188
Guangdong Investment Ltd.	24,000	47,500
		142,987
		595,206
Hungary (0.8%):
Communication Services (0.3%):
Magyar Telekom Telecommunications PLC	37,026	54,915
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	4,028	44,727
Financials (0.3%):
OTP Bank Public Co. Ltd.	1,152	45,860
		145,502
India (10.8%):
Communication Services (0.4%):
Bharti Airtel Ltd.	5,997	30,120
Bharti Infratel Ltd.	7,475	28,922
Zee Entertainment Enterprises Ltd.	2,674	13,120
		72,162

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Consumer Discretionary (1.9%):
Aditya Birla Fashion and Retail Ltd. (a)	11,160	$34,821
Apollo Tyres Ltd.	9,821	28,551
Bajaj Auto Ltd.	969	39,690
Eicher Motors Ltd.	91	25,234
Mahindra & Mahindra Ltd.	3,380	32,093
Motherson Sumi Systems Ltd.	9,642	17,036
Page Industries Ltd.	81	24,154
Rajesh Exports Ltd.	5,138	53,777
Titan Co. Ltd.	2,573	49,756
Whirlpool of India Ltd.	1,651	38,035
		343,147
Consumer Staples (1.6%):
Britannia Industries Ltd.	900	35,777
Colgate-Palmolive (India) Ltd.	2,584	42,219
Dabur India Ltd.	5,217	30,273
Emami Ltd.	4,969	21,533
Godrej Consumer Products Ltd.	3,160	30,359
Marico Ltd.	8,237	44,222
Nestle India Ltd.	262	45,220
Tata Global Beverages Ltd.	12,491	48,810
		298,413
Energy (0.2%):
Reliance Industries Ltd. (a)	1,953	35,458
Financials (0.7%):
Bajaj Finserv Ltd.	320	39,523
ICICI Bank Ltd.	6,863	43,463
Kotak Mahindra Bank Ltd.	2,020	43,230
		126,216
Health Care (1.2%):
Aurobindo Pharma Ltd.	2,771	24,412
Biocon Ltd.	6,964	25,280
Cadila Healthcare Ltd.	8,223	28,796
Cipla Ltd.	4,936	39,580
Dr. Reddy's Laboratories Ltd.	932	34,440
Glenmark Pharmaceuticals Ltd.	4,117	26,445
Torrent Pharmaceuticals Ltd.	1,504	33,717
		212,670
Industrials (1.2%):
Adani Enterprises Ltd.	11,481	25,035
Adani Ports And Special Economic Zone	5,443	32,349
Amara Raja Batteries Ltd.	3,984	35,785
Godrej Industries Ltd.	4,780	33,523
Larsen & Toubro Ltd.	2,694	60,625
Voltas Ltd.	4,043	37,688
		225,005

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Information Technology (1.4%):
HCL Technologies Ltd.	2,415	$37,252
Infosys Ltd.	3,822	40,535
Mindtree Ltd.	2,018	27,115
Mphasis Ltd.	2,021	29,402
Tata Consultancy Services Ltd.	1,335	43,079
Tech Mahindra Ltd.	2,800	28,665
Wipro Ltd.	10,186	41,396
		247,444
Materials (2.1%):
ACC Ltd.	1,769	40,038
Ambuja Cements Ltd.	11,249	34,691
Asian Paints Ltd.	1,945	38,273
Berger Paints India Ltd.	7,834	36,037
Castrol India Ltd.	16,784	32,233
JSW Steel Ltd.	8,197	32,850
Pidilite Industries Ltd.	2,113	37,180
Tata Steel Ltd.	4,801	35,086
Ultra Tech Cement Ltd.	627	41,387
UPL Ltd.	2,554	34,689
Vedanta Ltd.	9,320	23,543
		386,007
Utilities (0.1%):
Tata Power Co. Ltd.	26,511	26,503
		1,973,025
Indonesia (3.9%):
Communication Services (0.3%):
PT Surya Citra Media TBK	210,800	24,027
PT Telekomunikasi Indonesia Persero TBK	128,500	37,663
		61,690
Consumer Discretionary (0.4%):
PT ACE Hardware Indonesia TBK	216,000	27,679
PT Astra International TBK	67,000	35,338
		63,017
Consumer Staples (0.5%):
JAPFA Comfeed Indonesia TBK PT	132,700	14,562
PT Charoen Pokphand Indonesia TBK	41,800	13,997
PT Gudang Garam TBK	6,200	33,743
PT Indofood Sukses Makmur TBK	64,200	31,930
		94,232
Energy (0.5%):
PT Adaro Energy TBK	254,600	24,514
PT Indo Tambangraya Megah TBK	17,000	21,122
PT United Tractors TBK	14,800	29,547
Tambang Batubara Bukit Asam TBK PT	92,900	19,468
		94,651

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Financials (1.0%):
Bank Danamon Indonesia TBK PT	62,700	$21,307
PT Bank Central Asia TBK	25,800	54,751
PT Bank Mandiri Persero TBK	61,200	34,770
PT Bank Negara Indonesia Persero TBK	55,700	36,279
PT Bank Rakyat Indonesia Persero TBK	139,200	42,967
		190,074
Health Care (0.2%):
PT Kalbe Farma TBK	286,300	29,593
Industrials (0.3%):
PT Jasa Marga Persero TBK	86,100	34,897
PT Waskita Karya Persero TBK	161,300	22,953
		57,850
Materials (0.6%):
Aneka Tambang TBK	277,200	16,583
Pabrik Kertas Tjiwi Kimia TBK PT	21,500	19,141
PT Indah Kiat Pulp & Paper Corp. TBK	18,600	12,345
PT Indocement Tunggal Prakarsa TBK	16,600	23,504
PT Semen Indonesia Persero TBK	27,800	22,781
Vale Indonesia TBK PT (a)	77,400	17,097
		111,451
Utilities (0.1%):
PT Perusahaan Gas Negara Persero TBK	128,300	19,166
		721,724
Malaysia (6.8%):
Communication Services (0.1%):
Astro Malaysia Holdings Berhad	52,000	18,257
Consumer Discretionary (0.1%):
UMW Holdings Berhad	20,300	26,542
Consumer Staples (2.3%):
British American Tobacco Malaysia Berhad	3,900	27,196
Fraser & Neave Holdings Berhad	5,000	41,840
Genting Plantations Berhad	25,700	62,228
IOI Corp. Berhad	48,800	50,218
Kuala Lumpur Kepong Berhad	17,300	102,878
PPB Group Berhad	15,960	72,264
Ql Resources Berhad	24,300	40,245
Sime Darby Plantation Berhad	26,200	31,212
		428,081
Energy (0.2%):
Dialog Group Berhad	42,800	33,784
Financials (1.8%):
CIMB Group Holdings Berhad	33,300	43,379
Hong Leong Bank Berhad	20,000	92,010
Malayan Banking Berhad	38,000	81,704

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Public Bank Berhad	21,400	$119,177
		336,270
Health Care (0.4%):
Hartalega Holdings Berhad	31,000	39,332
Top Glove Corp.	31,000	36,854
		76,186
Industrials (1.1%):
HAP Seng Consolidated Berhad	51,700	124,556
MISC Berhad	21,600	37,394
Sime Darby Berhad	63,300	34,639
		196,589
Materials (0.5%):
Petronas Chemicals Group Berhad	25,400	51,661
Press Metal Aluminium Holdings Berhad	34,200	36,436
		88,097
Utilities (0.3%):
Petronas Gas Berhad	12,300	51,702
		1,255,508
Mexico (3.8%):
Communication Services (0.3%):
America Movil SAB de CV	48,517	35,320
Grupo Televisa SAB	13,015	22,009
		57,329
Consumer Discretionary (0.1%):
Alsea SAB de CV (a)	13,757	27,084
Consumer Staples (1.5%):
Arca Continental SAB de CV	7,893	42,715
Coca-Cola Femsa SAB de CV	7,550	46,862
Gruma SAB de CV, Class B	4,143	38,891
Grupo Bimbo SAB	17,607	36,728
Grupo Lala SAB de CV	27,063	33,269
Kimberly-Clark de Mexico SAB de CV, Series A	23,461	43,634
Wal-Mart de Mexico SAB de CV	12,972	35,422
		277,521
Financials (0.3%):
Grupo Financiero Banorte SAB de CV	4,340	25,185
Grupo Financiero Inbursa SAB de CV	21,152	30,599
		55,784
Industrials (1.1%):
ALFA SAB de CV	31,388	30,848
Grupo Aeroportuario del Centro Norte SAB de CV	4,658	28,453
Grupo Aeroportuario del Pacifico SAB de CV	3,539	36,862
Grupo Aeroportuario del Sureste SAB de CV	1,890	30,639
Grupo Carso SAB de CV	8,103	30,217

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	4,113	$40,880
		197,899
Materials (0.3%):
Grupo Mexico SAB de CV, Series B	12,518	33,249
Mexichem SA de CV	11,252	23,624
		56,873
Utilities (0.2%):
Infraestructura Energetica, Class N	7,836	30,785
		703,275
Morocco (0.4%):
Financials (0.4%):
Attijariwafa Bank	1,374	66,870
Philippines (3.4%):
Communication Services (0.2%):
Globe Telecom, Inc.	790	34,882
Consumer Discretionary (0.3%):
Bloomberry Resorts Corp.	103,600	22,852
Jollibee Foods Corp.	5,980	32,894
		55,746
Consumer Staples (0.4%):
Puregold Price Club, Inc.	40,500	35,535
Universal Robina Corp.	10,410	33,732
		69,267
Financials (1.0%):
Ayala Corp.	2,135	37,257
Bank of the Philippine Islands	21,966	33,659
BDO Unibank, Inc.	12,510	34,187
Metro Pacific Investments Co.	369,300	34,602
Metropolitan Bank & Trust Co.	24,290	33,782
		173,487
Industrials (0.9%):
Aboitiz Equity Ventures, Inc.	19,160	20,570
Alliance Global Group, Inc.	117,700	35,473
International Container Terminal Services, Inc.	18,640	53,268
JG Summit Holdings, Inc.	19,780	26,023
SM Investments Corp.	1,907	36,070
		171,404
Real Estate (0.4%):
Ayala Land, Inc.	40,500	40,160
SM Prime Holdings, Inc.	45,000	32,588
		72,748
Utilities (0.2%):
Manila Electric Co.	5,250	39,659
		617,193

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Poland (2.0%):
Communication Services (0.3%):
CD Projekt SA	374	$21,582
Cyfrowy Polsat SA	5,827	46,477
		68,059
Consumer Staples (0.2%):
Dino Polska SA (a) (b)	937	32,873
Energy (0.5%):
Grupa Lotos SA	1,495	33,938
Polski Koncern Naftowy Orlen SA	1,176	28,361
Polskie Gornictwo Naftowe i Gazownictwo SA	18,648	26,539
		88,838
Financials (0.9%):
Bank Pekao SA	1,302	39,014
Bank Zachodni WBK SA	360	35,777
Powszechna Kasa Oszczednosci Bank Polski SA	3,744	42,968
Powszechny Zaklad Ubezpieczen na Zycie SA	3,883	45,437
		163,196
Materials (0.1%):
Jastrzebska Spolka Weglowa SA	1,724	21,810
		374,776
Russian Federation (2.9%):
Communication Services (0.6%):
Rostelecom PJSC	80,830	103,744
Consumer Staples (0.4%):
Magnit PJSC	742	43,832
X5 Retail Group NV, Registered Shares, GDR	1,003	34,393
		78,225
Energy (0.2%):
Tatneft PAO	3,180	38,974
Materials (1.1%):
ALROSA AO	30,800	41,914
MMC Norilsk Nickel PJSC	251	56,801
Phosagro OAO-GDR, Registered Shares	3,173	41,630
Severstal PJSC	3,130	52,851
		193,196
Utilities (0.6%):
Federal Grid Co. Unified Energy System PJSC	17,440,000	55,857
Inter RAO UES PJSC	746,000	53,437
		109,294
		523,433

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Singapore (0.2%):
Industrials (0.2%):
BOC Aviation Ltd. (b)	4,200	$35,272
South Africa (6.3%):
Communication Services (0.6%):
Naspers Ltd.	109	26,477
Telkom SA SOC Ltd.	6,545	42,861
Vodacom Group Ltd.	4,019	34,165
		103,503
Consumer Discretionary (0.8%):
Mr. Price Group Ltd.	1,553	21,899
The Foschini Group Ltd.	2,416	30,943
Truworths International Ltd.	5,072	25,221
Tsogo Sun Holdings Ltd.	31,783	34,385
Woolworths Holdings Ltd.	9,748	33,847
		146,295
Consumer Staples (1.3%):
Avi Ltd.	4,762	30,904
Bid Corp. Ltd.	1,853	40,409
Clicks Group Ltd.	2,243	32,709
Pick n Pay Stores Ltd.	7,987	39,148
Shoprite Holdings Ltd.	2,179	24,404
The SPAR Group Ltd.	2,549	33,829
Tiger Brands Ltd.	2,127	33,799
		235,202
Financials (1.9%):
Absa Group Ltd.	2,556	31,956
Capitec Bank Holdings Ltd.	492	45,390
Discovery Ltd.	3,630	38,449
FirstRand Ltd.	6,826	33,239
Investec Ltd.	5,418	35,354
Nedbank Group Ltd.	1,691	30,415
Remgro Ltd.	2,788	37,213
RMB Holdings Ltd.	5,983	35,870
Sanlam Ltd.	6,120	33,979
Standard Bank Group Ltd.	2,576	35,988
		357,853
Health Care (0.2%):
Aspen Pharmacare Holdings Ltd.	2,027	14,464
Life Healthcare Group Holdings Ltd.	16,681	26,590
		41,054
Industrials (0.4%):
Barloword Ltd.	3,732	33,933
The Bidvest Group Ltd.	2,307	31,031
		64,964

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Materials (1.1%):
African Rainbow Minerals Ltd.	2,248	$29,090
Anglo American Platinum Ltd.	530	31,509
AngloGold Ashanti Ltd.	1,775	32,028
Assore Ltd.	896	23,345
Mondi Ltd.	1,611	36,272
Sappi Ltd.	6,413	25,005
Sasol Ltd.	992	24,678
		201,927
		1,150,798
Taiwan (17.0%):
Communication Services (1.5%):
Chunghwa Telecom Co. Ltd.	20,000	72,772
Far EasTone Telecommunications Co. Ltd.	28,000	70,595
Taiwan Mobile Co. Ltd.	32,000	126,223
		269,590
Consumer Discretionary (1.6%):
Cheng Shin Rubber Industry Co. Ltd.	29,000	37,445
Eclat Textile Co. Ltd.	3,000	38,447
Feng TAY Enterprise Co. Ltd.	4,000	31,169
Formosa Taffeta Co. Ltd.	36,000	45,325
Giant Manufacturing Co. Ltd.	5,000	39,123
Hotai Motor Co. Ltd.	3,000	49,073
Nien Made Enterprise Co. Ltd.	2,000	15,037
Pou Chen Corp.	33,000	40,910
		296,529
Consumer Staples (0.5%):
President Chain Store Corp.	4,000	38,704
Uni-President Enterprises Corp.	17,000	45,270
		83,974
Financials (4.7%):
Cathay Financial Holding Co. Ltd.	43,000	59,538
Chang Hwa Commercial Bank Ltd.	112,035	75,578
CTBC Financial Holding Co. Ltd.	77,800	53,485
E.Sun Financial Holding Co. Ltd.	98,013	82,056
First Financial Holding Co. Ltd.	149,040	109,419
Fubon Financial Holding Co. Ltd.	45,000	66,436
Hua Nan Financial Holdings Co. Ltd.	156,606	105,140
Mega Financial Holding Co. Ltd.	81,000	80,593
Taishin Financial Holding Co. Ltd.	175,650	80,880
Taiwan Cooperative Financial Holding Co. Ltd.	149,472	100,110
Yuanta Financial Holding Co. Ltd.	97,000	58,251
		871,486
Industrials (1.3%):
AirTac International Group	1,000	11,206
China Airlines Ltd.	135,000	42,774

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Eva Airways Corp.	105,000	$50,546
Far Eastern New Century Corp.	34,000	36,676
Hiwin Technologies Corp.	2,060	17,246
Taiwan High Speed Rail Corp.	37,000	54,447
Walsin Lihwa Corp.	45,000	21,300
		234,195
Information Technology (5.7%):
Accton Technology Corp.	6,000	25,406
Acer, Inc.	43,000	26,654
Advantech Co. Ltd.	5,000	42,504
ASE Technology Holding Co. Ltd.	16,000	31,685
Asustek Computer, Inc.	5,000	35,903
AU Optronics Corp.	97,000	29,048
Catcher Technology Co. Ltd.	3,000	21,493
Chroma ATE, Inc.	4,000	17,774
Compal Electronics, Inc.	106,000	69,458
Delta Electronics, Inc.	7,000	35,500
Foxconn Technology Co. Ltd.	21,100	42,871
Hon Hai Precision Industry Co. Ltd.	15,400	38,381
Inventec Corp.	43,000	34,200
Lite-On Technology Corp.	28,000	41,023
MediaTek, Inc.	3,000	30,332
Micro-Star International Co. Ltd.	9,000	25,502
Nanya Technology Corp.	10,000	20,769
Novatek Microelectronics Corp.	4,000	22,282
Pegatron Corp.	18,000	31,124
Powertech Technology, Inc.	14,000	34,261
Quanta Computer, Inc.	32,000	62,236
Realtek Semiconductor Corp.	4,000	29,431
Synnex Technology International Corp.	34,000	42,697
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000	38,479
United Microelectronics Corp.	86,000	38,630
Walsin Technology Corp.	2,000	10,562
Winbond Electronics Corp.	44,000	21,535
Wistron Corp.	54,000	42,079
WPG Holdings Ltd.	53,000	68,861
Yageo Corp.	1,198	10,184
Zhen Ding Technology Holding Ltd.	9,000	28,806
		1,049,670
Materials (1.7%):
Asia Cement Corp.	26,000	39,809
China Steel Corp.	88,000	70,698
Formosa Chemicals & Fibre	11,000	36,482
Formosa Plastics Corp.	13,000	47,929
Nan Ya Plastics Corp.	22,000	55,680
TA Chen Stainless Pipe	17,000	24,797
Taiwan Cement Corp.	29,800	44,188
		319,583
		3,125,027

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Thailand (9.2%):
Communication Services (0.9%):
Advanced Info Service Public Co. Ltd.	8,800	$62,560
Intouch Holdings Public Co. Ltd.	25,600	52,386
VGI Global Media PCL	155,500	45,638
		160,584
Consumer Discretionary (1.1%):
Central Plaza Hotel PCL	26,500	30,678
Home Product Center Public Co. Ltd.	105,600	60,264
Minor International Public Co. Ltd.	36,900	49,337
Robinson PCL	19,500	35,770
Siam Global House PCL	57,940	33,443
		209,492
Consumer Staples (1.2%):
Berli Jucker PCL	23,700	39,030
Carabao Group PCL	10,100	24,208
Charoen Pokphand Foods Public Co. Ltd.	68,500	63,105
CP ALL Public Co. Ltd.	20,400	57,212
Thai Union Group Public Co. Ltd.	69,100	41,237
		224,792
Energy (0.4%):
PTT Exploration & Production PCL	8,100	35,659
PTT PCL	26,400	41,970
		77,629
Financials (1.2%):
Bangkok Bank Public Co. Ltd.	9,000	57,819
Kasikornbank Public Co. Ltd.	8,100	49,659
Krung Thai Bank Public Co. Ltd.	100,500	63,908
The Siam Commercial Bank Public Co. Ltd.	11,200	50,951
		222,337
Health Care (0.5%):
Bangkok Dusit Medical Services Public Co. Ltd.	56,100	47,565
Bumrungrad Hospital Public Co. Ltd.	7,500	41,334
		88,899
Industrials (1.0%):
Airports of Thailand PCL	23,900	57,285
Bangkok Expressway & Metro PCL	120,600	44,834
Bts Group Holdings PCL	199,900	78,226
		180,345
Materials (0.9%):
Indorama Ventures Public Co. Ltd.	18,700	28,661
PTT Global Chemical Public Co. Ltd.	17,400	36,315
The Siam Cement Public Co. Ltd.	3,650	56,181
TOA Paint Thailand PCL	34,900	41,541
		162,698

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Real Estate (0.3%):
Central Pattana Public Co. Ltd.	18,800	$45,981
Utilities (1.7%):
B Grimm Power PCL	44,700	52,112
Banpu Power PCL	77,200	54,127
Energy Absolute Public Co. Ltd.	18,000	32,725
Global Power Synergy PCL	14,700	33,676
Ratch Group PCL (c)	42,700	92,947
TPI Polene Power PCL	249,200	49,572
		315,159
		1,687,916
Turkey (1.8%):
Communication Services (0.1%):
Turkcell Iletisim Hizmetleri AS	10,989	24,333
Consumer Discretionary (0.4%):
Arcelik AS (a)	7,460	25,101
Ford Otomotiv Sanayi AS	2,306	24,933
Tofas Turk Otomobil Fabrikasi AS	5,656	18,884
		68,918
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS	2,361	32,532
Energy (0.1%):
Tupras Turkiye Petrol Rafinerileri AS	1,063	21,148
Financials (0.2%):
Akbank TAS (a)	17,363	20,425
Turkiye Garanti Bankasi AS (a)	13,626	21,451
		41,876
Industrials (0.7%):
Aselsan Elektronik Sanayi ve Ticaret AS	7,152	22,271
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	10,640	32,285
TAV Havalimanlari Holding AS	4,512	21,075
Tekfen Holding AS	5,099	22,900
Turkiye Sise ve Cam Fabrikalari AS	19,888	17,856
		116,388
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	14,434	19,651
		324,846
Total Common Stocks (Cost $16,994,733)		18,122,478

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Rights (0.0%) (d)
Chile (0.0%): (d)
Utilities (0.0%): (d)
Enel Americas SA Expires 07/29/19 @ $0.162 (a)	72,750	$1,070
Total Rights (Cost $—)		1,070
Collateral for Securities Loaned^ (0.7%)
United States (0.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (e)	25,398	25,398
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (e)	32,715	32,715
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (e)	850	850
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (e)	13,967	13,967
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (e)	19,045	19,045
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (e)	29,627	29,628
Total Collateral for Securities Loaned (Cost $121,603)		121,603
Total Investments (Cost $17,116,336) — 99.5%		18,245,151
Other assets in excess of liabilities — 0.5%		89,162
NET ASSETS — 100.00%		$18,334,313

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $476,910 and amounted to 2.6% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2019.

GDR — Global Depository Receipt

OAO — Russian Open Joint Stock Corporations

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	3	9/20/19	$154,022	$158,010	$3,988
	Total unrealized appreciation				$3,988
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$3,988

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (4.2%):
AT&T, Inc. (a)	107,872	$3,614,791
Omnicom Group, Inc.	46,387	3,801,415
Verizon Communications, Inc.	70,982	4,055,201
Viacom, Inc., Class B	91,650	2,737,586
		14,208,993
Consumer Discretionary (6.4%):
General Motors Co.	64,783	2,496,089
Hanesbrands, Inc.	96,859	1,667,912
Harley-Davidson, Inc. (b)	75,122	2,691,621
Kohl's Corp.	33,020	1,570,101
Leggett & Platt, Inc. (b)	58,754	2,254,391
Macy's, Inc.	75,022	1,609,972
Nordstrom, Inc.	46,451	1,479,929
Tapestry, Inc.	62,056	1,969,037
Target Corp.	37,543	3,251,599
The Gap, Inc. (b)	104,523	1,878,278
		20,868,929
Consumer Staples (12.0%):
Altria Group, Inc.	55,632	2,634,175
Archer-Daniels-Midland Co.	94,565	3,858,252
Conagra Brands, Inc.	90,813	2,408,361
General Mills, Inc.	66,504	3,492,790
Keurig Dr Pepper, Inc. (b)	126,820	3,665,098
Kimberly-Clark Corp.	28,459	3,793,016
PepsiCo, Inc.	37,392	4,903,213
Philip Morris International, Inc.	34,842	2,736,142
The Coca-Cola Co.	91,018	4,634,637
The J.M. Smucker Co.	30,080	3,464,915
The Procter & Gamble Co.	37,088	4,066,699
		39,657,298
Energy (6.7%):
Chevron Corp.	28,509	3,547,660
Exxon Mobil Corp. (a)	46,865	3,591,264
Marathon Petroleum Corp.	39,369	2,199,940
Occidental Petroleum Corp.	43,889	2,206,739
ONEOK, Inc.	45,968	3,163,058
Phillips 66	27,961	2,615,472
Schlumberger Ltd.	61,858	2,458,237
Valero Energy Corp.	29,006	2,483,204
		22,265,574
Financials (21.4%):
Ameriprise Financial, Inc.	18,783	2,726,540
BB&T Corp.	76,447	3,755,841
BlackRock, Inc., Class A	6,792	3,187,486
Citizens Financial Group, Inc.	84,849	3,000,261
See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
First American Financial Corp.	60,367	$3,241,708
FNF Group	94,749	3,818,385
Franklin Resources, Inc. (b)	93,401	3,250,354
Huntington Bancshares, Inc.	229,079	3,165,872
Invesco Ltd.	141,639	2,897,934
KeyCorp	163,831	2,908,000
MetLife, Inc.	69,464	3,450,277
Morgan Stanley	67,717	2,966,682
New York Community Bancorp, Inc.	249,413	2,489,142
People's United Financial, Inc.	208,646	3,501,080
Principal Financial Group, Inc.	53,676	3,108,914
Prudential Financial, Inc.	32,760	3,308,760
Regions Financial Corp.	183,375	2,739,623
Santander Consumer USA Holdings, Inc. (b)	144,376	3,459,249
T. Rowe Price Group, Inc.	28,629	3,140,888
The PNC Financial Services Group, Inc.	27,878	3,827,091
The Progressive Corp.	40,779	3,259,465
Wells Fargo & Co. (a)	74,842	3,541,523
		70,745,075
Health Care (2.5%):
Amgen, Inc.	17,036	3,139,394
Bristol-Myers Squibb Co.	47,007	2,131,767
Gilead Sciences, Inc.	46,707	3,155,525
		8,426,686
Industrials (9.2%):
Cummins, Inc.	20,974	3,593,685
Delta Air Lines, Inc.	53,786	3,052,356
Eaton Corp. PLC, ADR	42,615	3,548,977
Emerson Electric Co.	47,774	3,187,481
Hubbell, Inc.	22,555	2,941,172
IAA, Inc. (c)	58,052	2,251,257
Johnson Controls International PLC	91,806	3,792,506
KAR Auction Services, Inc.	58,052	1,451,300
Lockheed Martin Corp.	10,596	3,852,070
United Parcel Service, Inc., Class B	27,649	2,855,312
		30,526,116
Information Technology (8.2%):
Broadcom, Inc.	8,120	2,337,423
Cypress Semiconductor Corp. (b)	134,152	2,983,541
HP, Inc.	111,349	2,314,946
International Business Machines Corp.	20,716	2,856,736
Maxim Integrated Products, Inc.	44,515	2,662,887
Paychex, Inc.	52,896	4,352,812
Seagate Technology PLC	44,240	2,084,589
The Western Union Co. (b)	254,270	5,057,431
Xerox Corp.	72,693	2,574,059
		27,224,424

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Materials (6.8%):
CF Industries Holdings, Inc.	47,482	$2,217,884
DuPont de Nemours, Inc.	33,298	2,499,681
Eastman Chemical Co.	35,064	2,729,031
International Paper Co.	54,976	2,381,560
Lyondellbasell Industries NV, Class A	36,762	3,166,311
Packaging Corp. of America	25,988	2,477,176
Sonoco Products Co.	73,399	4,795,891
WestRock Co.	62,785	2,289,769
		22,557,303
Utilities (22.1%):
AES Corp.	186,479	3,125,388
Alliant Energy Corp.	97,723	4,796,245
American Electric Power Co., Inc.	58,284	5,129,574
Consolidated Edison, Inc.	50,075	4,390,576
Dominion Resources, Inc.	60,696	4,693,015
DTE Energy Co.	36,339	4,647,031
Duke Energy Corp.	52,903	4,668,161
Evergy, Inc.	82,306	4,950,706
Eversource Energy	67,985	5,150,543
Exelon Corp.	99,435	4,766,914
OGE Energy Corp.	106,051	4,513,531
Pinnacle West Capital Corp.	46,734	4,397,202
PPL Corp.	116,276	3,605,719
Public Service Enterprise Group, Inc.	74,337	4,372,502
WEC Energy Group, Inc.	59,896	4,993,530
Xcel Energy, Inc.	83,647	4,976,160
		73,176,797
Total Common Stocks (Cost $313,238,896)		329,657,195
Collateral for Securities Loaned^ (5.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	3,544,911	3,544,911
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	4,566,251	4,566,251
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	118,584	118,584
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	1,949,441	1,949,441
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	2,658,270	2,658,270
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	4,135,237	4,135,237
Total Collateral for Securities Loaned (Cost $16,972,694)		16,972,694
Total Investments (Cost $330,211,590) — 104.6%		346,629,889
Liabilities in excess of other assets — (4.6)%		(15,103,012)
NET ASSETS — 100.00%		$331,526,877

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	9/20/19	$1,311,261	$1,324,890	$13,629
	Total unrealized appreciation				$13,629
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$13,629

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.6%):
Cogent Communications Holdings, Inc.	17,884	$1,061,594
TEGNA, Inc.	60,075	910,137
Wiley (John) & Sons, Class A	16,297	747,380
		2,719,111
Consumer Discretionary (14.5%):
Acushnet Holdings Corp.	37,941	996,331
Bed Bath & Beyond, Inc. (a)	26,458	307,442
Brinker International, Inc.	13,694	538,859
Dana, Inc.	26,202	522,468
Dineequity, Inc.	5,631	537,592
Ethan Allen Interiors, Inc.	39,638	834,776
Haverty Furniture Cos., Inc.	36,258	617,474
Hooker Furniture Corp.	19,762	407,492
Jack in the Box, Inc.	11,641	947,460
LCI Industries	7,217	649,530
MDC Holdings, Inc.	26,242	860,214
PetMed Express, Inc. (a)	25,576	400,776
Sturm Ruger & Co.	16,129	878,708
Tenneco, Inc.	17,277	191,602
The Buckle, Inc. (a)	28,245	488,921
The Cheesecake Factory, Inc. (a)	20,080	877,898
The Children's Place, Inc. (a)	5,974	569,800
Tupperware Brands Corp. (a)	14,516	276,239
		10,903,582
Consumer Staples (6.5%):
B&G Foods, Inc. (a)	30,458	633,526
Ingles Markets, Inc., Class A	21,526	670,104
John B. Sanfilippo & Son, Inc.	11,867	945,682
Natural Health Trends Corp. (a)	37,437	301,368
Universal Corp.	16,624	1,010,240
Vector Group Ltd.	69,153	674,242
Weis Markets, Inc. (a)	18,899	688,113
		4,923,275
Energy (2.8%):
Core Laboratories N.V.	9,865	515,742
Evolution Petroleum Corp.	73,402	524,824
Falcon Minerals Corp.	77,079	647,464
RPC, Inc. (a)	51,570	371,820
		2,059,850
Financials (25.1%):
Berkshire Hills Bancorp, Inc.	28,513	895,023
Boston Private Financial Holdings, Inc.	74,998	905,226
Columbia Banking System, Inc.	24,901	900,918
First Busey Corp.	41,330	1,091,525
First Financial Bancorp	30,624	741,713

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Hope Bancorp, Inc.	64,798	$892,916
Park National Corp.	8,887	883,279
Sandy Spring BanCorp	28,906	1,008,241
Southside Bancshares, Inc.	26,661	863,283
Washington Trust BanCorp, Inc.	20,951	1,093,224
Artisan Partners Asset Management, Class A	33,180	913,114
Cohen & Steers, Inc.	23,301	1,198,603
Federated Investors, Inc., Class B	30,544	992,680
Moelis & Co., Class A	13,799	482,275
Waddell & Reed Financial, Inc., Class A (a)	45,027	750,600
Navient Corp.	56,114	765,956
James River Group Holdings Ltd.	24,281	1,138,779
Safety Insurance Group, Inc.	13,080	1,244,300
Northwest Bancshares, Inc.	66,255	1,166,751
Provident Financial Services, Inc.	35,948	871,739
		18,800,145
Health Care (0.7%):
Meridian Bioscience, Inc.	43,210	513,335
Industrials (22.9%):
ABM Industries, Inc.	18,042	721,680
Acco Brands Corp.	62,750	493,843
Aircastle Ltd.	47,233	1,004,173
Allegiant Travel Co.	4,756	682,486
Applied Industrial Technologies, Inc.	14,173	872,065
Argan, Inc. (a)	12,320	499,699
Ennis, Inc.	45,742	938,626
GATX Corp.	10,716	849,672
H&E Equipment Services, Inc.	14,686	427,216
Healthcare Services Group (a)	20,498	621,499
Herman Miller, Inc.	24,483	1,094,391
HNI Corp.	19,461	688,530
Kimball International, Inc., Class B	55,291	963,722
Knoll, Inc.	44,781	1,029,067
Matson, Inc.	18,328	712,043
Matthews International Corp., Class A	16,096	560,946
McGrath RentCorp	12,035	747,975
National Presto Industries, Inc.	7,438	693,891
Pitney Bowes, Inc.	67,594	289,302
Resources Connection, Inc.	36,515	584,605
Steelcase, Inc., Class A	39,279	671,671
Systemax, Inc.	18,384	407,389
The Greenbrier Cos., Inc.	15,251	463,630
Triton International Ltd.	20,054	656,969
Wabash National Corp.	35,525	577,992
		17,253,082
Information Technology (7.0%):
American Software, Inc.	50,143	659,380
CSG Systems International, Inc.	19,297	942,273
InterDigital, Inc.	15,940	1,026,536

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
ManTech International Corp., Class A	14,822	$976,028
MTS Systems Corp.	17,284	1,011,633
NIC, Inc.	40,180	644,487
		5,260,337
Materials (9.2%):
Commercial Metals Co.	39,292	701,362
Greif, Inc., Class A	14,837	482,944
Innophos Holdings, Inc.	19,253	560,455
Kaiser Aluminum Corp.	6,740	657,891
Kronos Worldwide, Inc.	32,902	504,059
PolyOne Corp.	23,096	724,983
Rayonier Advanced Materials, Inc. (a)	36,664	237,949
Schnitzer Steel Industries, Inc.	26,174	684,974
Schweitzer-Mauduit International, Inc.	17,570	582,973
Sensient Technologies Corp.	13,144	965,821
Worthington Industries, Inc.	20,148	811,159
		6,914,570
Real Estate (1.6%):
Four Corners Property Trust, Inc.	44,536	1,217,169
Utilities (5.7%):
MGE Energy, Inc.	15,547	1,136,175
Otter Tail Corp.	21,289	1,124,272
SJW Corp.	15,325	931,300
Unitil Corp.	19,242	1,152,403
		4,344,150
Total Common Stocks (Cost $76,357,113)		74,908,606
Rights (0.0%) (b)
Materials (0.0%): (b)
Schulman, Inc. (c) (d) (e) (f)	7,093	14,186
Total Right (Cost $14,186)		14,186
Collateral for Securities Loaned^ (5.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (g)	932,784	932,784
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (g)	1,201,532	1,201,532
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (g)	31,204	31,204
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (g)	512,963	512,963
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (g)	699,479	699,479
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (g)	1,088,118	1,088,118
Total Collateral for Securities Loaned (Cost $4,466,080)		4,466,080
Total Investments (Cost $80,837,379) — 105.5%		79,388,872
Liabilities in excess of other assets — (5.5)%		(4,111,582)
NET ASSETS — 100.00%		$75,277,290

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Amount represents less than 0.05% of net assets.

(c)  Non-income producing security.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2019.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, illiquid securities were 0.0% of the Fund's net assets.

(f)  No explicit date, expiration is subject to contingencies. Rights entitle the Fund to cash based on approval and completion of the merger agreement between LyondellBasell Industries N.V. and A. Schulman.

(g)  Rate disclosed is the daily yield on June 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	4	9/20/19	$308,854	$313,420	$4,566
	Total unrealized appreciation				$4,566
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$4,566

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.1%)
Australia (12.6%):
Communication Services (1.1%):
Telstra Corp. Ltd.	164,762	$445,240
Consumer Staples (1.1%):
Wesfarmers Ltd.	17,472	443,453
Energy (1.0%):
Woodside Petroleum Ltd.	15,522	396,140
Financials (4.6%):
Australia & New Zealand Banking Group Ltd.	19,589	387,875
Commonwealth Bank of Australia	8,906	517,470
National Australia Bank Ltd.	29,435	552,048
Westpac Banking Corp.	21,378	425,549
		1,882,942
Materials (3.7%):
BHP Billiton Ltd.	14,498	418,852
BHP Group PLC	12,588	322,056
Fortescue Metals Group Ltd.	59,121	374,304
RIO Tinto Ltd.	5,462	397,794
		1,513,006
Utilities (1.1%):
AGL Energy Ltd.	30,455	427,742
		5,108,523
Belgium (1.0%):
Communication Services (1.0%):
Proximus SADP	14,005	412,670
Canada (15.3%):
Communication Services (3.7%):
BCE, Inc.	15,264	694,539
TELUS Corp.	21,870	808,558
		1,503,097
Energy (2.6%):
Pembina Pipeline Corp.	13,652	508,275
TC Energy Corp.	11,039	547,313
		1,055,588
Financials (5.8%):
Great-West Lifeco, Inc.	22,163	510,321
Power Corp. of Canada	26,538	571,741
Power Financial Corp. (a)	26,828	617,122
The Bank of Nova Scotia (a)	11,793	633,511
		2,332,695

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Utilities (3.2%):
Emera, Inc.	16,676	$681,482
Hydro One Ltd. (b)	36,506	636,778
		1,318,260
		6,209,640
Denmark (0.5%):
Financials (0.5%):
Danske Bank A/S	12,537	198,213
Finland (3.7%):
Financials (2.2%):
Nordea Bank AB	45,270	328,820
Sampo Oyj, Class A	11,652	549,710
		878,530
Materials (0.7%):
UPM-Kymmene Oyj (a)	10,475	278,290
Utilities (0.8%):
Fortum Oyj	15,575	344,110
		1,500,930
France (11.0%):
Communication Services (2.3%):
Orange SA	39,984	630,218
Publicis Groupe SA	5,266	277,949
		908,167
Consumer Discretionary (0.7%):
Renault SA	4,735	297,613
Energy (1.1%):
Total SA	7,792	436,476
Financials (2.8%):
BNP Paribas SA	6,857	325,560
Credit Agricole SA	25,853	309,915
Natixis SA	57,838	232,691
Societe Generale SA	10,582	267,299
		1,135,465
Health Care (1.2%):
Sanofi	5,668	489,118
Industrials (0.7%):
Bouygues	7,628	282,432
Utilities (2.2%):
GDF Suez	26,616	403,631
Veolia Environnement SA	20,288	494,019
		897,650
		4,446,921

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Germany (4.9%):
Consumer Discretionary (1.6%):
Bayerische Motoren Werke AG	4,820	$356,653
Daimler AG, Registered Shares	5,389	299,726
		656,379
Industrials (1.1%):
Deutsche Post AG	13,006	427,294
Materials (2.2%):
BASF SE	4,864	353,440
Covestro AG (b)	3,591	182,518
Evonik Industries AG	12,598	366,772
		902,730
		1,986,403
Hong Kong (2.4%):
Industrials (0.6%):
NWS Holdings Ltd.	127,000	261,108
Utilities (1.8%):
Power Assets Holdings Ltd.	99,500	715,864
		976,972
Ireland (0.8%):
Communication Services (0.8%):
WPP PLC	24,143	303,539
Italy (6.9%):
Energy (2.2%):
Eni SpA	26,691	443,181
Snam SpA	93,303	463,619
		906,800
Financials (2.1%):
Assicurazioni Generali SpA	32,375	609,474
Intesa Sanpaolo SpA	108,728	232,620
		842,094
Industrials (1.1%):
Atlantia SpA	16,626	433,010
Utilities (1.5%):
Enel SpA	87,577	611,285
		2,793,189
Japan (8.8%):
Consumer Discretionary (2.2%):
Nissan Motor Co. Ltd.	52,700	377,211
Sekisui House Ltd.	30,900	508,933
		886,144

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Consumer Staples (1.0%):
Japan Tobacco, Inc.	18,400	$406,148
Industrials (2.5%):
Marubeni Corp.	39,900	263,902
Mitsui & Co. Ltd.	22,900	372,603
Sumitomo Corp.	26,400	399,796
		1,036,301
Information Technology (1.7%):
Canon, Inc.	15,600	455,265
Tokyo Electron Ltd.	1,700	238,442
		693,707
Materials (1.4%):
JFE Holdings, Inc.	17,400	255,431
Mitsubishi Chem Holdings	42,700	298,108
		553,539
		3,575,839
Korea, Republic Of (0.6%):
Energy (0.6%):
SK Innovation Co. Ltd.	1,859	256,047
Macau (0.5%):
Consumer Discretionary (0.5%):
Sands China Ltd.	43,200	206,560
Netherlands (2.4%):
Communication Services (0.9%):
Koninklijke KPN NV	123,209	378,174
Financials (0.7%):
ING Groep NV	24,687	286,143
Industrials (0.8%):
Randstad Holding NV	5,614	308,251
		972,568
Norway (2.5%):
Communication Services (1.2%):
Telenor ASA	23,528	499,704
Consumer Staples (0.9%):
Marine Harvest ASA	14,759	345,223
Energy (0.4%):
Aker BP ASA	6,070	174,122
		1,019,049
Portugal (0.9%):
Consumer Staples (0.9%):
Jeronimo Martins SGPS SA	22,867	368,223

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	27,998	$236,472
Singapore (1.8%):
Communication Services (1.8%):
Singapore Telecommunications Ltd.	284,300	735,603
Spain (3.2%):
Communication Services (1.1%):
Telefonica SA	52,104	427,714
Energy (0.9%):
Repsol SA	22,903	358,909
Utilities (1.2%):
Endesa SA	19,633	504,629
		1,291,252
Sweden (3.4%):
Communication Services (1.3%):
TeliaSonera AB	116,152	516,064
Consumer Discretionary (0.6%):
Hennes & Mauritz AB, B Shares (a)	14,786	263,415
Financials (1.5%):
Skandinaviska Enskilda Banken AB, Class A	39,548	366,081
Swedbank AB, A Shares	15,811	237,540
		603,621
		1,383,100
Switzerland (4.5%):
Communication Services (1.4%):
Swisscom AG (a)	1,160	582,615
Financials (1.5%):
Zurich Insurance Group AG	1,689	588,329
Industrials (1.0%):
Kuehne + Nagel International AG	2,754	408,951
Materials (0.6%):
Glencore PLC	63,209	219,381
		1,799,276
United Kingdom (10.8%):
Consumer Discretionary (1.1%):
Barratt Developments PLC	32,668	237,506
Persimmon PLC	8,985	227,822
		465,328

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Consumer Staples (1.2%):
British American Tobacco PLC	7,219	$251,971
Imperial Tobacco Group PLC	10,244	240,209
		492,180
Energy (1.9%):
BP PLC	50,229	349,873
Royal Dutch Shell PLC, Class A	12,800	418,085
		767,958
Financials (3.0%):
Aviva PLC	74,827	395,707
HSBC Holdings PLC	50,119	418,024
Legal & General Group PLC	114,973	393,418
		1,207,149
Health Care (0.9%):
GlaxoSmithKline PLC	19,339	387,129
Industrials (0.9%):
BAE Systems PLC	55,558	349,464
Materials (0.9%):
Rio Tinto PLC	5,700	353,215
Utilities (0.9%):
National Grid PLC	33,794	358,627
		4,381,050
Total Common Stocks (Cost $41,469,125)		40,162,039
Rights (0.0%) (c)
Spain (0.0%): (c)
Energy (0.0%): (c)
Repsol SA Expires 07/05/19 @ $0.49 (d)	22,903	12,700
Total Rights (Cost $12,973)		12,700
Collateral for Securities Loaned^ (5.4%)
United States (5.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (e)	459,980	459,980
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (e)	592,506	592,506
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (e)	15,387	15,387
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (e)	252,955	252,955
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (e)	344,931	344,931
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (e)	536,579	536,579
Total Collateral for Securities Loaned (Cost $2,202,338)		2,202,338
Total Investments (Cost $43,684,436) — 104.5%		42,377,077
Liabilities in excess of other assets — (4.5)%		(1,837,048)
NET ASSETS — 100.00%		$40,540,029

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $819,296 and amounted to 2.0% of net assets.

(c)  Amount represents less than 0.05% of net assets.

(d)  Non-income producing security.

(e)  Rate disclosed is the daily yield on June 30, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	1	9/20/19	$95,924	$96,165	$241
	Total unrealized appreciation				$241
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$241

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (98.9%)
Brazil (5.2%):
Financials (1.2%):
BB Seguridade Participacoes SA	55,500	$468,077
Health Care (0.9%):
Fleury SA	62,700	348,669
Industrials (0.7%):
EcoRodovias Infraestrutura e Logistica SA	98,500	276,056
Information Technology (0.3%):
Cielo SA	76,500	133,899
Utilities (2.1%):
EDP — Energias do Brasil SA	85,100	418,928
Engie Brasil Energia SA	38,550	436,478
		855,406
		2,082,107
Chile (3.6%):
Utilities (3.6%):
Aguas Andinas SA	1,404,987	829,623
Colbun SA	2,912,587	601,943
		1,431,566
China (15.9%):
Consumer Discretionary (1.1%):
Dongfeng Motor Group Co. Ltd.	318,000	260,542
Guangzhou Automobile Group Co. Ltd.	188,000	200,722
		461,264
Energy (2.1%):
China Petroleum & Chemical Corp., Class H	438,000	297,742
China Shenhua Energy Co. Ltd.	146,000	305,779
Yanzhou Coal Mining Co. Ltd.	253,000	236,436
		839,957
Financials (7.6%):
Agricultural Bank of China Ltd.	1,099,000	460,062
Bank of China Ltd.	1,334,000	563,561
Bank of Communications Co. Ltd., Class H	762,000	578,470
China Cinda Asset Management Co.	1,241,000	285,967
China CITIC Bank Corp. Ltd.	927,000	528,093
China Everbright Bank Co. Ltd.	978,000	448,222
China Huarong Asset Management Co. Ltd., Class H (a)	1,116,000	194,301
		3,058,676
Industrials (1.4%):
Zoomlion Heavy Industry Science And Technology Co.	876,000	575,298
Materials (0.7%):
Sinopec Shanghai Petrochemical Co. Ltd.	660,000	261,925

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Real Estate (2.1%):
Country Garden Holdings Co. Ltd.	176,000	$267,670
Guangzhou R&f Properties Co. Ltd., Class H	143,949	276,790
Red Star Macalline Group Corp. Ltd., Class H (a)	331,400	290,188
		834,648
Utilities (0.9%):
China Power International Development Ltd.	1,496,000	365,793
		6,397,561
Czech Republic (3.3%):
Financials (1.7%):
Komercni Banka AS	17,092	681,517
Utilities (1.6%):
CEZ AS	27,236	658,177
		1,339,694
Egypt (0.6%):
Industrials (0.6%):
Elsewedy Electric Co.	300,075	257,387
Hong Kong (2.3%):
Materials (0.6%):
China Resources Cement Holdings Ltd.	238,000	230,645
Real Estate (0.9%):
Franshion Properties China Ltd.	600,000	364,851
Utilities (0.8%):
China Resources Power Holdings Co. Ltd.	228,000	332,745
		928,241
Hungary (1.5%):
Communication Services (1.5%):
Magyar Telekom Telecommunications PLC	398,777	591,441
India (1.4%):
Communication Services (0.8%):
Bharti Infratel Ltd.	81,129	313,902
Materials (0.6%):
Vedanta Ltd.	101,255	255,778
		569,680
Indonesia (4.0%):
Communication Services (1.0%):
PT Telekomunikasi Indonesia Persero TBK	1,394,800	408,812
Consumer Staples (1.2%):
JAPFA Comfeed Indonesia TBK PT	1,441,200	158,149
PT Indofood Sukses Makmur TBK	696,900	346,600
		504,749

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Energy (1.8%):
PT Adaro Energy TBK	2,764,900	$266,213
PT Indo Tambangraya Megah TBK	184,300	228,989
Tambang Batubara Bukit Asam TBK PT	1,008,200	211,276
		706,478
		1,620,039
Malaysia (5.4%):
Communication Services (0.5%):
Astro Malaysia Holdings Berhad	564,700	198,260
Consumer Staples (0.7%):
British American Tobacco Malaysia Berhad	42,400	295,671
Financials (2.2%):
Malayan Banking Berhad	412,100	886,065
Industrials (2.0%):
MISC Berhad	234,400	405,802
Sime Darby Berhad	686,900	375,882
		781,684
		2,161,680
Mexico (2.1%):
Consumer Staples (1.2%):
Kimberly-Clark de Mexico SAB de CV, Series A	254,647	473,603
Materials (0.9%):
Grupo Mexico SAB de CV, Series B	135,885	360,924
		834,527
Philippines (0.9%):
Communication Services (0.9%):
Globe Telecom, Inc.	8,535	376,853
Poland (2.3%):
Financials (2.3%):
Bank Pekao SA	14,135	423,546
Powszechny Zaklad Ubezpieczen na Zycie SA	42,161	493,353
		916,899
Russian Federation (9.9%):
Consumer Staples (2.1%):
Magnit PJSC	8,064	476,370
X5 Retail Group NV, Registered Shares, GDR	10,884	373,212
		849,582
Energy (1.1%):
Tatneft PAO	34,480	422,587

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Materials (5.2%):
ALROSA AO	334,310	$454,938
MMC Norilsk Nickel PJSC	2,728	617,343
Phosagro OAO-GDR, Registered Shares	34,438	451,827
Severstal PJSC	33,970	573,597
		2,097,705
Utilities (1.5%):
Federal Grid Co. Unified Energy System PJSC	189,240,000	606,095
		3,975,969
South Africa (11.3%):
Communication Services (2.1%):
Telkom SA SOC Ltd.	71,036	465,197
Vodacom Group Ltd.	43,626	370,856
		836,053
Consumer Discretionary (3.4%):
The Foschini Group Ltd.	26,227	335,907
Truworths International Ltd.	55,048	273,725
Tsogo Sun Holdings Ltd.	345,924	374,244
Woolworths Holdings Ltd. (b)	105,904	367,720
		1,351,596
Consumer Staples (0.8%):
Avi Ltd.	51,679	335,386
Financials (3.6%):
Absa Group Ltd.	27,745	346,874
Nedbank Group Ltd.	18,351	330,064
RMB Holdings Ltd.	64,939	389,334
Standard Bank Group Ltd.	27,964	390,672
		1,456,944
Materials (1.4%):
African Rainbow Minerals Ltd.	24,397	315,709
Assore Ltd.	9,729	253,483
		569,192
		4,549,171
Taiwan (19.5%):
Consumer Staples (2.1%):
President Chain Store Corp.	38,000	367,691
Uni-President Enterprises Corp.	183,300	488,115
		855,806
Information Technology (13.6%):
Asustek Computer, Inc.	55,000	394,932
AU Optronics Corp.	1,048,000	313,833
Compal Electronics, Inc.	1,144,000	749,626
Foxconn Technology Co. Ltd.	228,000	463,253
Inventec Corp.	464,000	369,037

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Lite-On Technology Corp.	310,000	$454,180
Nanya Technology Corp.	105,000	218,074
Pegatron Corp.	195,000	337,181
Powertech Technology, Inc.	156,000	381,762
Quanta Computer, Inc.	345,000	670,981
Synnex Technology International Corp.	368,000	462,133
United Microelectronics Corp.	931,000	418,195
Winbond Electronics Corp.	477,000	233,462
		5,466,649
Materials (3.8%):
Formosa Chemicals & Fibre	125,000	414,574
Formosa Plastics Corp.	140,000	516,164
Nan Ya Plastics Corp.	242,000	612,481
		1,543,219
		7,865,674
Thailand (6.2%):
Communication Services (1.4%):
Intouch Holdings Public Co. Ltd.	277,500	567,850
Materials (1.0%):
PTT Global Chemical Public Co. Ltd.	188,800	394,039
Utilities (3.8%):
Ratch Group PCL	462,800	1,007,399
TPI Polene Power PCL	2,707,700	538,626
		1,546,025
		2,507,914
Turkey (3.5%):
Communication Services (0.7%):
Turkcell Iletisim Hizmetleri AS	119,267	264,098
Consumer Discretionary (1.2%):
Ford Otomotiv Sanayi AS	25,027	270,597
Tofas Turk Otomobil Fabrikasi AS	61,389	204,967
		475,564
Energy (0.6%):
Tupras Turkiye Petrol Rafinerileri AS	11,534	229,463
Financials (0.5%):
Akbank TAS (c)	188,640	221,910
Materials (0.5%):
Eregli Demir ve Celik Fabrikalari TAS	156,679	213,314
		1,404,349
Total Common Stocks (Cost $40,039,055)		39,810,752

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Collateral for Securities Loaned^ (0.5%)
United States (0.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	39,110	$39,110
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	50,378	50,378
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	1,308	1,308
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	21,508	21,508
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	29,328	29,328
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	45,623	45,623
Total Collateral for Securities Loaned (Cost $187,255)		187,255
Total Investments (Cost $40,226,310) — 99.4%		39,998,007
Other assets in excess of liabilities — 0.6%		253,259
NET ASSETS — 100.00%		$40,251,266

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $484,489 and amounted to 1.2% of net assets.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2019.

GDR — Global Depository Receipt

OAO — Russian Open Joint Stock Corporations

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	2	9/20/19	$104,978	$105,340	$362
	Total unrealized appreciation				$362
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$362

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (2.5%):
The Walt Disney Co.	2,904	$405,515
Consumer Discretionary (16.6%):
Columbia Sportswear Co.	1,760	176,282
Gentex Corp.	13,061	321,431
Genuine Parts Co.	2,038	211,096
Lowe's Co., Inc.	1,714	172,960
McDonald's Corp.	2,396	497,553
Nike, Inc., Class B	3,054	256,383
Ross Stores, Inc.	1,169	115,871
Target Corp.	4,231	366,447
The Home Depot, Inc.	1,586	329,840
The TJX Co., Inc.	2,703	142,935
VF Corp.	1,716	149,893
		2,740,691
Consumer Staples (16.4%):
Brown-Forman Corp., Class B	2,918	161,745
Church & Dwight Co., Inc.	1,722	125,809
Colgate-Palmolive Co.	4,380	313,915
Costco Wholesale Corp.	1,128	298,085
Hormel Foods Corp.	2,752	111,566
Kimberly-Clark Corp.	1,596	212,715
Lancaster Colony Corp.	2,257	335,390
PepsiCo, Inc.	1,161	152,242
Sysco Corp.	3,576	252,895
The Clorox Co.	1,151	176,230
The Procter & Gamble Co.	4,089	448,358
Walgreens Boots Alliance, Inc.	1,863	101,850
		2,690,800
Energy (1.1%):
Chevron Corp.	628	78,148
Exxon Mobil Corp. (a)	1,294	99,160
		177,308
Financials (14.5%):
Aflac, Inc.	2,950	161,690
Brown & Brown, Inc.	4,192	140,432
Commerce Bank, Inc.	3,028	180,650
Erie Indemnity Co., Class A (b)	960	244,108
FactSet Research Systems, Inc. (b)	1,262	361,639
Franklin Resources, Inc. (b)	4,332	150,754
MarketAxess Holdings, Inc.	861	276,743
Morningstar, Inc.	3,468	501,612
Old Republic International Corp.	2,047	45,812
S&P Global, Inc.	300	68,337

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
SEI Investments Co.	2,463	$138,174
T. Rowe Price Group, Inc.	1,196	131,213
		2,401,164
Health Care (3.9%):
Chemed Corp.	1,097	395,841
Johnson & Johnson (a)	876	122,009
West Pharmaceutical Services, Inc.	998	124,900
		642,750
Industrials (23.4%):
3M Co. (a)	1,571	272,317
A.O. Smith Corp.	1,463	68,995
C.H. Robinson Worldwide, Inc.	2,586	218,129
Cintas Corp.	494	117,221
Donaldson Co., Inc. (b)	4,248	216,053
Emerson Electric Co.	3,704	247,131
Expeditors International of Washington, Inc.	2,241	170,002
Fastenal Co.	3,916	127,622
General Dynamics Corp.	633	115,092
Graco, Inc.	3,012	151,142
HEICO Corp.	1,689	226,005
Illinois Tool Works, Inc.	1,218	183,687
ITT, Inc.	751	49,175
J.B. Hunt Transport Services, Inc.	1,997	182,546
Lincoln Electric Holdings, Inc.	1,359	111,873
Nordson Corp.	491	69,383
Raytheon Co.	3,033	527,378
Robert Half International, Inc.	2,520	143,665
Rollins, Inc.	6,242	223,901
Toro Co.	2,993	200,232
W.W. Grainger, Inc.	737	197,686
		3,819,235
Information Technology (16.7%):
Accenture PLC, Class A	1,660	306,718
Automatic Data Processing, Inc.	2,397	396,297
Intuit, Inc.	1,517	396,438
Jack Henry & Associates, Inc.	1,523	203,960
Mastercard, Inc., Class A	1,353	357,909
Paychex, Inc.	6,887	566,732
Texas Instruments, Inc.	2,033	233,307
Visa, Inc., Class A	1,759	305,274
		2,766,635
Materials (4.6%):
Air Products & Chemicals, Inc.	1,157	261,909
Ecolab, Inc.	588	116,095
Nucor Corp.	754	41,545

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
PPG Industries, Inc.	1,022	$119,278
Sonoco Products Co.	3,244	211,963
		750,790
Total Common Stocks (Cost $15,202,571)		16,394,888
Collateral for Securities Loaned^ (1.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	41,299	41,299
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	53,198	53,198
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	1,382	1,382
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	22,711	22,711
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	30,970	30,970
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	48,176	48,176
Total Collateral for Securities Loaned (Cost $197,736)		197,736
Total Investments (Cost $15,400,307) — 100.9%		16,592,624
Liabilities in excess of other assets — (0.9)%		(143,035)
NET ASSETS — 100.00%		$16,449,589

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2019.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (2.2%):
Omnicom Group, Inc.	6,960	$570,372
The Walt Disney Co.	2,724	380,379
		950,751
Consumer Discretionary (8.6%):
AutoZone, Inc. (a)	581	638,792
Best Buy Co., Inc.	2,764	192,734
Carnival Corp., Class A	1,818	84,628
Cracker Barrel Old Country Store, Inc.	1,829	312,266
Darden Restaurants, Inc.	2,007	244,312
Dollar General Corp.	2,373	320,735
H&R Block, Inc.	12,615	369,620
Kohl's Corp.	5,762	273,983
Las Vegas Sands Corp.	1,616	95,489
Six Flags Entertainment Corp.	3,115	154,753
Target Corp.	7,624	660,314
The Gap, Inc.	8,426	151,415
The Home Depot, Inc.	543	112,928
Williams-Sonoma, Inc. (b)	1,412	91,780
		3,703,749
Consumer Staples (20.4%):
Flowers Foods, Inc.	2,640	61,433
Ingredion, Inc.	5,128	423,009
Kimberly-Clark Corp.	8,828	1,176,596
PepsiCo, Inc.	10,551	1,383,553
Sysco Corp.	16,165	1,143,189
The Hershey Co.	9,019	1,208,816
The Kroger Co.	27,464	596,243
The Procter & Gamble Co.	13,028	1,428,520
Wal-Mart Stores, Inc.	12,919	1,427,420
		8,848,779
Energy (1.5%):
Valero Energy Corp.	7,488	641,048
Financials (13.0%):
Aflac, Inc.	16,386	898,116
Erie Indemnity Co., Class A	1,298	330,055
Everest Re Group Ltd.	2,439	602,872
First American Financial Corp.	4,911	263,721
FNF Group	16,523	665,877
Hanover Insurance Group, Inc.	2,661	341,406
Marsh & McLennan Co., Inc.	1,226	122,294
New Residential Investment Corp.	27,042	416,176
The Allstate Corp.	5,320	540,991
The Progressive Corp.	5,269	421,151
The Travelers Co., Inc.	6,407	957,974
		5,560,633

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Health Care (13.9%):
AmerisourceBergen Corp.	3,045	$259,617
Encompass Health Corp.	1,607	101,820
HCA Holdings, Inc.	6,226	841,568
Humana, Inc.	2,633	698,535
Johnson & Johnson (c)	11,612	1,617,320
Pfizer, Inc.	28,879	1,251,038
UnitedHealth Group, Inc.	4,174	1,018,497
Universal Health Services, Inc., Class B	1,682	219,316
		6,007,711
Industrials (12.3%):
3M Co. (c)	1,191	206,448
Expeditors International of Washington, Inc.	2,176	165,071
Lockheed Martin Corp.	3,865	1,405,083
Raytheon Co.	5,758	1,001,201
Republic Services, Inc., Class A	13,120	1,136,717
Spirit Aerosystems Holdings, Inc., Class A	2,220	180,641
Waste Management, Inc.	10,548	1,216,923
		5,312,084
Information Technology (18.0%):
Apple, Inc. (c)	11,852	2,345,748
Cisco Systems, Inc.	12,819	701,584
F5 Networks, Inc. (a)	949	138,203
Intel Corp.	14,842	710,487
International Business Machines Corp.	7,441	1,026,114
MAXIMUS, Inc.	1,818	131,878
Microsoft Corp. (c)	20,620	2,762,255
		7,816,269
Real Estate (8.8%):
Apple Hospitality REIT, Inc.	17,723	281,087
Equity Commonwealth	9,545	310,403
Kimco Realty Corp.	33,459	618,322
Life Storage, Inc.	3,540	336,583
Medical Properties Trust, Inc.	5,556	96,897
PS Business Parks, Inc.	1,843	310,601
Public Storage	4,953	1,179,656
VICI Properties, Inc.	31,284	689,499
		3,823,048
Utilities (0.8%):
IDACORP, Inc.	3,407	342,165
Total Common Stocks (Cost $40,273,628)		43,006,237
See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Collateral for Securities Loaned^ (0.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	8,271	$8,271
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	10,654	10,654
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	277	277
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	4,549	4,549
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	6,202	6,202
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	9,649	9,649
Total Collateral for Securities Loaned (Cost $39,602)		39,602
Total Investments (Cost $40,313,230) — 99.6%		43,045,839
Other assets in excess of liabilities — 0.4%		166,736
NET ASSETS — 100.00%		$43,212,575

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on June 30, 2019.

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	1	9/20/19	$144,254	$147,210	$2,956
	Total unrealized appreciation				$2,956
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$2,956

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (3.8%):
Activision Blizzard, Inc.	21,068	$994,410
Alphabet, Inc., Class A (a)	1,304	1,411,971
AT&T, Inc. (b)	58,362	1,955,711
CBS Corp., Class B	32,191	1,606,331
Charter Communications, Inc., Class A (a)	3,705	1,464,142
Comcast Corp., Class A	42,822	1,810,514
DISH Network Corp. (a)	32,524	1,249,247
Electronic Arts, Inc. (a)	9,995	1,012,094
Facebook, Inc., Class A (a)	7,228	1,395,004
InterActive Corp. (a)	5,309	1,154,867
Match Group, Inc. (c)	14,746	991,963
Netflix, Inc. (a)	2,415	887,078
Omnicom Group, Inc.	25,095	2,056,535
Sirius XM Holdings, Inc. (c)	239,453	1,336,148
Take-Two Interactive Software, Inc. (a)	10,072	1,143,474
The Walt Disney Co.	18,219	2,544,100
T-Mobile US, Inc. (a)	25,404	1,883,453
TripAdvisor, Inc. (a) (c)	18,675	864,466
Twitter, Inc. (a)	26,512	925,269
Verizon Communications, Inc.	38,412	2,194,477
Viacom, Inc., Class B	49,587	1,481,164
World Wrestling Entertainment, Inc. (c)	12,341	891,144
Zayo Group Holdings, Inc. (a)	33,947	1,117,196
		32,370,758
Consumer Discretionary (11.6%):
Advance Auto Parts, Inc.	8,644	1,332,386
Amazon.com, Inc. (a)	596	1,128,603
Aramark	45,564	1,643,038
AutoZone, Inc. (a)	1,801	1,980,145
Best Buy Co., Inc.	16,086	1,121,677
Booking Holdings, Inc. (a)	847	1,587,879
BorgWarner, Inc.	32,085	1,346,928
Bright Horizons Family Solutions, Inc. (a)	17,454	2,633,285
Burlington Stores, Inc. (a)	7,731	1,315,430
CarMax, Inc. (a) (c)	25,160	2,184,643
Chipotle Mexican Grill, Inc. (a)	2,203	1,614,535
Columbia Sportswear Co.	13,027	1,304,784
D.R. Horton, Inc.	32,515	1,402,372
Darden Restaurants, Inc.	16,013	1,949,262
Dollar General Corp.	14,672	1,983,068
Domino's Pizza, Inc.	5,406	1,504,382
Dunkin' Brands Group, Inc.	24,349	1,939,641
eBay, Inc.	39,603	1,564,319
Etsy, Inc. (a)	9,070	556,626
Five Below, Inc. (a)	8,095	971,562
Foot Locker, Inc.	20,136	844,101
Garmin Ltd.	16,923	1,350,455

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
General Motors Co.	35,058	$1,350,785
Genuine Parts Co.	22,175	2,296,887
Grand Canyon Education, Inc. (a)	10,310	1,206,476
Hanesbrands, Inc.	52,381	902,001
Harley-Davidson, Inc. (c)	40,633	1,455,880
Hilton Worldwide Holdings, Inc.	17,736	1,733,517
Hyatt Hotels Corp., Class A	23,231	1,768,576
Kohl's Corp.	17,851	848,815
Lear Corp.	8,897	1,239,085
Leggett & Platt, Inc. (c)	31,774	1,219,168
Lennar Corp., Class A	26,531	1,285,692
LKQ Corp. (a)	59,262	1,576,962
Macy's, Inc.	40,574	870,718
Marriott International, Inc., Class A	11,933	1,674,081
McDonald's Corp.	12,657	2,628,353
Mohawk Industries, Inc. (a)	7,336	1,081,840
Nordstrom, Inc.	25,135	800,801
Norwegian Cruise Line Holdings Ltd. (a)	24,776	1,328,737
NVR, Inc. (a)	577	1,944,635
Ollie's Bargain Outlet Holdings, Inc. (a)	12,293	1,070,843
O'Reilly Automotive, Inc. (a)	4,573	1,688,900
Planet Fitness, Inc., Class A (a)	17,959	1,300,950
Pool Corp.	12,431	2,374,320
PulteGroup, Inc.	50,940	1,610,723
PVH Corp.	10,997	1,040,756
Qurate Retail, Inc. (a)	65,744	814,568
Ralph Lauren Corp.	9,501	1,079,219
Ross Stores, Inc.	16,839	1,669,082
Royal Caribbean Cruises Ltd.	10,970	1,329,674
Service Corp. International (c)	44,783	2,094,949
Starbucks Corp.	25,695	2,154,012
Tapestry, Inc.	33,572	1,065,240
Target Corp.	20,307	1,758,789
The Gap, Inc. (c)	56,537	1,015,970
The Home Depot, Inc.	9,829	2,044,137
The TJX Co., Inc.	36,781	1,944,979
Tiffany & Co.	12,871	1,205,240
Tractor Supply Co.	16,772	1,824,794
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,966	1,375,766
VF Corp.	15,856	1,385,021
Yum China Holdings, Inc.	27,210	1,257,102
Yum! Brands, Inc.	25,323	2,802,495
		96,379,659
Consumer Staples (7.3%):
Altria Group, Inc.	30,086	1,424,572
Archer-Daniels-Midland Co.	51,153	2,087,042
Brown-Forman Corp., Class B	37,016	2,051,797
Church & Dwight Co., Inc.	23,899	1,746,061
Colgate-Palmolive Co.	30,484	2,184,788
Conagra Brands, Inc.	49,125	1,302,795

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Constellation Brands, Inc., Class A	8,405	$1,655,281
Costco Wholesale Corp.	7,966	2,105,095
General Mills, Inc.	35,981	1,889,722
Herbalife Ltd. (a) (c)	40,659	1,738,579
Hormel Foods Corp. (c)	50,139	2,032,635
Ingredion, Inc.	20,817	1,717,194
Keurig Dr Pepper, Inc. (c)	68,618	1,983,060
Kimberly-Clark Corp.	15,409	2,053,712
Lamb Weston Holdings, Inc.	24,817	1,572,405
McCormick & Co., Inc. (c)	13,281	2,058,688
Molson Coors Brewing Co., Class B	22,953	1,285,368
Mondelez International, Inc., Class A	49,663	2,676,836
Monster Beverage Corp. (a)	22,936	1,464,005
PepsiCo, Inc.	20,215	2,650,792
Philip Morris International, Inc.	18,833	1,478,956
Sysco Corp.	30,552	2,160,637
The Clorox Co.	11,640	1,782,200
The Coca-Cola Co.	49,243	2,507,454
The Estee Lauder Cos., Inc., Class A	8,370	1,532,631
The Hershey Co.	22,001	2,948,795
The J.M. Smucker Co.	16,273	1,874,487
The Kroger Co.	49,863	1,082,526
The Procter & Gamble Co.	20,071	2,200,785
Tyson Foods, Inc., Class A	30,088	2,429,305
US Foods Holding Corp. (a)	44,759	1,600,582
Walgreens Boots Alliance, Inc.	25,806	1,410,814
		60,689,599
Energy (3.1%):
Anadarko Petroleum Corp.	26,137	1,844,227
Cabot Oil & Gas Corp.	52,679	1,209,510
Chevron Corp.	15,424	1,919,363
Cimarex Energy Co.	15,085	894,993
ConocoPhillips	21,065	1,284,965
Continental Resources, Inc.	21,721	914,237
Diamondback Energy, Inc.	11,356	1,237,463
EOG Resources, Inc.	13,223	1,231,855
Exxon Mobil Corp. (b)	25,345	1,942,186
Halliburton Co.	42,205	959,742
HollyFrontier Corp.	21,086	975,860
Marathon Oil Corp.	61,653	876,089
Marathon Petroleum Corp.	21,291	1,189,741
Occidental Petroleum Corp.	23,745	1,193,899
ONEOK, Inc.	24,881	1,712,062
Parsley Energy, Inc., Class A (a)	55,785	1,060,473
Phillips 66	15,112	1,413,576
Pioneer Natural Resources Co.	8,644	1,329,966
Schlumberger Ltd.	33,451	1,329,343
Valero Energy Corp.	15,702	1,344,248
		25,863,798

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Financials (17.6%):
Aflac, Inc.	43,808	$2,401,116
Ally Financial, Inc.	61,289	1,899,346
American Express Co.	17,758	2,192,047
Ameriprise Financial, Inc.	10,161	1,474,971
Arch Capital Group Ltd. (a)	66,275	2,457,477
Arthur J. Gallagher & Co.	30,465	2,668,429
Assurant, Inc.	19,812	2,107,601
Bank of America Corp.	57,021	1,653,609
BB&T Corp.	41,356	2,031,820
BlackRock, Inc., Class A	3,668	1,721,392
BOK Financial Corp.	20,149	1,520,847
Brown & Brown, Inc.	81,595	2,733,432
Capital One Financial Corp.	20,375	1,848,828
CBOE Holdings, Inc.	20,270	2,100,580
Chubb Ltd.	16,680	2,456,797
Citigroup, Inc.	25,968	1,818,539
Citizens Financial Group, Inc.	45,912	1,623,448
CME Group, Inc.	12,775	2,479,755
Comerica, Inc.	19,400	1,409,216
Commerce Bank, Inc. (c)	36,103	2,153,905
Credit Acceptance Corp. (a)	3,270	1,582,124
Cullen/Frost Bankers, Inc.	18,556	1,737,955
Discover Financial Services	23,222	1,801,795
E*TRADE Financial Corp.	31,285	1,395,311
East West Bancorp, Inc.	29,159	1,363,766
Erie Indemnity Co., Class A (c)	11,345	2,884,806
FactSet Research Systems, Inc. (c)	8,779	2,515,711
Fifth Third BanCorp.	64,831	1,808,785
First American Financial Corp.	32,667	1,754,218
First Republic Bank	14,251	1,391,610
FNF Group	51,265	2,065,980
Franklin Resources, Inc. (c)	50,531	1,758,479
Hartford Financial Services Group, Inc.	44,881	2,500,769
Huntington Bancshares, Inc.	123,908	1,712,409
Intercontinental Exchange, Inc.	28,563	2,454,704
Invesco Ltd.	76,623	1,567,707
JPMorgan Chase & Co.	20,203	2,258,695
KeyCorp	88,641	1,573,378
Lincoln National Corp.	24,619	1,586,695
LPL Financial Holdings, Inc.	18,505	1,509,453
M&T Bank Corp.	11,430	1,943,900
MarketAxess Holdings, Inc.	6,932	2,228,083
Marsh & McLennan Co., Inc.	22,155	2,209,961
MetLife, Inc.	37,571	1,866,152
Moody's Corp.	8,797	1,718,142
Morgan Stanley	36,637	1,605,067
MSCI, Inc.	7,862	1,877,367
New York Community Bancorp, Inc.	134,922	1,346,522
Northern Trust Corp.	19,461	1,751,490

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
People's United Financial, Inc.	112,866	$1,893,891
Popular, Inc.	32,613	1,768,929
Principal Financial Group, Inc.	29,023	1,681,012
Prudential Financial, Inc.	17,734	1,791,134
Raymond James Financial, Inc.	19,146	1,618,794
Regions Financial Corp.	99,185	1,481,824
Reinsurance Group of America, Inc.	12,845	2,004,205
S&P Global, Inc.	8,857	2,017,536
Santander Consumer USA Holdings, Inc. (c)	78,115	1,871,635
SEI Investments Co.	32,817	1,841,034
Signature Bank	11,606	1,402,469
State Street Corp.	21,249	1,191,219
SVB Financial Group (a) (c)	4,349	976,742
Synchrony Financial	41,280	1,431,178
Synovus Financial Corp.	40,296	1,410,360
T. Rowe Price Group, Inc.	15,475	1,697,762
TD Ameritrade Holding Corp.	31,059	1,550,465
The Bank of New York Mellon Corp.	39,665	1,751,210
The Charles Schwab Corp.	33,822	1,359,306
The Goldman Sachs Group, Inc.	7,288	1,491,125
The PNC Financial Services Group, Inc.	15,085	2,070,869
The Progressive Corp.	22,064	1,763,576
The Travelers Co., Inc.	16,957	2,535,411
Torchmark Corp. (c)	24,534	2,194,812
U.S. Bancorp	46,817	2,453,210
W.R. Berkley Corp.	45,469	2,997,770
Wells Fargo & Co. (b)	40,500	1,916,460
Zions BanCorp (c)	35,800	1,646,084
		144,334,211
Health Care (10.3%):
Abbott Laboratories (b)	21,865	1,838,847
ABIOMED, Inc. (a)	2,384	621,008
Agilent Technologies, Inc.	20,170	1,506,094
Align Technology, Inc. (a)	3,080	842,996
AmerisourceBergen Corp.	18,792	1,602,206
Amgen, Inc.	9,223	1,699,614
Anthem, Inc.	5,254	1,482,731
Baxter International, Inc. (c)	23,961	1,962,406
Biogen, Inc. (a)	4,576	1,070,189
Bio-Techne Corp.	7,126	1,485,700
Boston Scientific Corp. (a)	36,525	1,569,845
Bristol-Myers Squibb Co.	25,432	1,153,341
Bruker Corp.	35,317	1,764,084
Centene Corp. (a)	22,710	1,190,912
Cerner Corp.	28,164	2,064,421
Charles River Laboratories International, Inc. (a)	8,863	1,257,660
Cigna Corp.	8,766	1,381,083
Danaher Corp.	13,663	1,952,716
Edwards Lifesciences Corp. (a)	7,013	1,295,582
Encompass Health Corp.	28,335	1,795,306

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Exelixis, Inc. (a)	36,213	$773,872
Gilead Sciences, Inc.	25,255	1,706,229
HCA Holdings, Inc.	11,724	1,584,733
Henry Schein, Inc. (a)	28,137	1,966,777
Hill-Rom Holdings, Inc.	14,944	1,563,441
Humana, Inc.	5,527	1,466,313
IDEXX Laboratories, Inc. (a)	6,484	1,785,240
Illumina, Inc. (a)	3,442	1,267,172
Intuitive Surgical, Inc. (a)	2,079	1,090,539
IQVIA Holdings, Inc. (a)	10,901	1,753,971
Jazz Pharmaceuticals PLC (a)	8,542	1,217,748
Johnson & Johnson (b)	14,544	2,025,688
Laboratory Corp. of America Holdings (a)	10,738	1,856,600
Masimo Corp. (a)	11,971	1,781,524
Medtronic PLC	22,602	2,201,208
Merck & Co., Inc.	27,746	2,326,502
Mettler-Toledo International, Inc. (a)	2,436	2,046,239
Molina Healthcare, Inc. (a)	7,279	1,041,916
Mylan NV (a)	37,831	720,302
PerkinElmer, Inc. (c)	15,020	1,447,027
PRA Health Sciences, Inc. (a)	10,880	1,078,752
Quest Diagnostics, Inc.	20,183	2,054,832
Regeneron Pharmaceuticals, Inc. (a)	3,208	1,004,104
ResMed, Inc.	11,695	1,427,141
Stryker Corp.	8,414	1,729,750
The Cooper Co., Inc. (c)	5,173	1,742,732
Thermo Fisher Scientific, Inc.	6,768	1,987,626
United Therapeutics Corp. (a)	11,020	860,221
UnitedHealth Group, Inc.	7,133	1,740,523
Universal Health Services, Inc., Class B	12,373	1,613,315
Varian Medical Systems, Inc. (a)	11,428	1,555,694
Veeva Systems, Inc., Class A (a)	8,578	1,390,580
Vertex Pharmaceuticals, Inc. (a)	7,232	1,326,204
Waters Corp. (a)	6,219	1,338,578
West Pharmaceutical Services, Inc.	15,746	1,970,612
Zoetis, Inc.	18,838	2,137,925
		86,118,371
Industrials (17.4%):
3M Co. (b)	8,643	1,498,178
A.O. Smith Corp.	29,404	1,386,693
Alaska Air Group, Inc.	22,944	1,466,351
Allegion PLC	21,279	2,352,393
Allison Transmission Holdings, Inc.	33,387	1,547,487
AMERCO, Inc. (c)	5,695	2,155,843
American Airlines Group, Inc. (c)	26,353	859,371
AMETEK, Inc.	21,187	1,924,628
Arconic, Inc.	55,733	1,439,026
C.H. Robinson Worldwide, Inc.	21,485	1,812,260
Carlisle Cos., Inc.	14,068	1,975,288
Caterpillar, Inc.	8,514	1,160,373

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Cintas Corp.	8,275	$1,963,575
Copart, Inc. (a)	20,566	1,537,103
Costar Group, Inc. (a)	2,849	1,578,517
CSX Corp.	23,787	1,840,400
Cummins, Inc.	11,356	1,945,737
Deere & Co.	8,584	1,422,455
Delta Air Lines, Inc.	29,092	1,650,971
Donaldson Co., Inc. (c)	28,638	1,456,529
Dover Corp.	19,620	1,965,924
Eaton Corp. PLC, ADR	23,055	1,920,020
Emerson Electric Co.	25,854	1,724,979
Equifax, Inc.	13,131	1,775,836
Expeditors International of Washington, Inc.	23,743	1,801,144
Fastenal Co.	51,404	1,675,257
FedEx Corp.	7,326	1,202,856
Flowserve Corp.	28,242	1,488,071
Fortive Corp.	22,071	1,799,228
Fortune Brands Home & Security, Inc.	27,683	1,581,530
General Dynamics Corp.	10,550	1,918,201
Graco, Inc.	36,989	1,856,108
Harris Corp.	7,966	1,506,610
HEICO Corp.	17,212	2,303,138
Hexcel Corp.	22,852	1,848,270
Honeywell International, Inc.	14,784	2,581,138
Hubbell, Inc.	12,201	1,591,010
Huntington Ingalls Industries, Inc.	7,133	1,603,070
IAA, Inc. (a)	31,389	1,217,265
IDEX Corp.	12,273	2,112,673
Illinois Tool Works, Inc.	12,110	1,826,309
Ingersoll-Rand PLC	18,016	2,282,087
J.B. Hunt Transport Services, Inc.	15,203	1,389,706
Johnson Controls International PLC	49,663	2,051,579
Kansas City Southern Industries, Inc.	15,701	1,912,696
KAR Auction Services, Inc.	31,389	784,725
Knight-Swift Transportation Holdings, Inc. (c)	29,350	963,854
Lennox International, Inc.	7,611	2,093,024
Lincoln Electric Holdings, Inc.	18,643	1,534,692
Lockheed Martin Corp.	5,729	2,082,721
Masco Corp.	37,042	1,453,528
Nordson Corp.	11,356	1,604,716
Norfolk Southern Corp.	8,836	1,761,280
Northrop Grumman Corp.	5,337	1,724,438
Old Dominion Freight Line, Inc.	9,007	1,344,385
Owens Corning, Inc.	24,240	1,410,768
PACCAR, Inc.	24,888	1,783,474
Parker-Hannifin Corp.	9,015	1,532,640
Raytheon Co.	8,958	1,557,617
Republic Services, Inc., Class A	38,041	3,295,872
Robert Half International, Inc.	18,505	1,054,970
Rockwell Automation, Inc.	8,815	1,444,161

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Rollins, Inc.	46,447	$1,666,054
Roper Technologies, Inc.	5,147	1,885,140
Snap-on, Inc.	9,877	1,636,026
Southwest Airlines Co.	25,292	1,284,328
Spirit Aerosystems Holdings, Inc., Class A	16,441	1,337,804
Teledyne Technologies, Inc. (a)	7,321	2,005,002
Textron, Inc. (c)	27,057	1,435,103
The Boeing Co.	3,009	1,095,306
The Middleby Corp. (a)	13,181	1,788,662
Toro Co.	29,138	1,949,332
TransDigm Group, Inc. (a) (c)	3,198	1,547,192
TransUnion (c)	21,862	1,607,076
Union Pacific Corp.	9,068	1,533,489
United Continental Holdings, Inc. (a)	16,653	1,457,970
United Parcel Service, Inc., Class B	14,963	1,545,229
United Rentals, Inc. (a)	6,778	898,966
United Technologies Corp.	13,518	1,760,044
Verisk Analytics, Inc., Class A	15,990	2,341,895
W.W. Grainger, Inc.	4,631	1,242,173
Wabtec Corp. (c)	14,906	1,069,655
Waste Management, Inc.	26,272	3,031,001
Woodward, Inc.	13,422	1,518,834
XPO Logistics, Inc. (a) (c)	13,879	802,345
Xylem, Inc. (c)	21,526	1,800,435
		143,573,809
Information Technology (15.2%):
Accenture PLC, Class A	11,663	2,154,973
Adobe Systems, Inc. (a)	4,032	1,188,029
Advanced Micro Devices, Inc. (a)	23,245	705,951
Akamai Technologies, Inc. (a)	17,662	1,415,433
Alliance Data Systems Corp.	7,517	1,053,357
Amphenol Corp., Class A	19,405	1,861,716
Analog Devices, Inc.	12,712	1,434,803
ANSYS, Inc. (a)	7,627	1,562,162
Apple, Inc. (b)	6,968	1,379,107
Applied Materials, Inc.	26,891	1,207,675
Arrow Electronics, Inc. (a)	20,170	1,437,516
Aspen Technology, Inc. (a)	11,520	1,431,706
Automatic Data Processing, Inc.	11,533	1,906,751
Black Knight, Inc. (a) (c)	30,177	1,815,147
Booz Allen Hamilton Holdings Corp.	34,548	2,287,423
Broadcom, Inc.	4,390	1,263,705
Broadridge Financial Solutions, Inc.	15,222	1,943,545
Cadence Design Systems, Inc. (a)	21,488	1,521,565
CDK Global, Inc.	28,864	1,427,036
CDW Corp. of Delaware	14,453	1,604,283
Ciena Corp. (a)	29,867	1,228,430
Cisco Systems, Inc.	30,711	1,680,813
Citrix Systems, Inc.	22,370	2,195,391
Cognex Corp.	18,181	872,324

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Cognizant Technology Solutions Corp., Class A	23,766	$1,506,527
Cypress Semiconductor Corp. (c)	72,578	1,614,136
Dolby Laboratories, Inc., Class A	28,216	1,822,754
DXC Technology Co.	16,502	910,085
EPAM Systems, Inc. (a)	8,100	1,402,110
Euronet Worldwide, Inc. (a)	9,178	1,544,107
F5 Networks, Inc. (a)	9,073	1,321,301
Fair Isaac Corp. (a)	5,454	1,712,665
Fidelity National Information Services, Inc.	18,010	2,209,467
Fiserv, Inc. (a)	19,889	1,813,081
FleetCor Technologies, Inc. (a)	6,725	1,888,716
FLIR Systems, Inc.	28,532	1,543,581
Fortinet, Inc. (a)	12,301	945,086
Genpact Ltd.	56,281	2,143,743
Global Payments, Inc.	11,493	1,840,374
GoDaddy, Inc., Class A (a)	14,785	1,037,168
HP, Inc.	60,224	1,252,057
Intel Corp.	24,915	1,192,681
International Business Machines Corp.	11,209	1,545,721
Intuit, Inc.	5,290	1,382,436
IPG Photonics Corp. (a) (c)	5,932	915,011
Jack Henry & Associates, Inc.	16,205	2,170,174
Juniper Networks, Inc.	59,833	1,593,353
KLA-Tencor Corp.	9,724	1,149,377
Lam Research Corp.	5,842	1,097,361
Leidos Holdings, Inc.	26,741	2,135,269
Mastercard, Inc., Class A	5,843	1,545,649
Maxim Integrated Products, Inc.	24,082	1,440,585
Microchip Technology, Inc. (c)	12,796	1,109,413
Micron Technology, Inc. (a)	21,248	819,960
Microsoft Corp. (b)	12,474	1,671,017
Monolithic Power Systems, Inc. (c)	8,100	1,099,818
Motorola Solutions, Inc.	9,763	1,627,785
National Instruments Corp. (c)	26,505	1,112,945
NetApp, Inc.	16,380	1,010,646
Nvidia Corp.	4,570	750,531
ON Semiconductor Corp. (a)	41,086	830,348
Paychex, Inc.	28,627	2,355,716
Paycom Software, Inc. (a)	5,733	1,299,786
PayPal Holdings, Inc. (a)	11,742	1,343,989
PTC, Inc. (a) (c)	12,484	1,120,564
RealPage, Inc. (a)	19,153	1,127,154
Sabre Corp. (c)	65,266	1,448,905
Salesforce.com, Inc. (a)	6,408	972,286
Seagate Technology PLC	23,916	1,126,922
Skyworks Solutions, Inc.	13,495	1,042,759
Synopsys, Inc. (a)	15,191	1,954,930
TE Connectivity Ltd.	20,643	1,977,187
Teradyne, Inc.	26,531	1,271,100
Texas Instruments, Inc.	12,365	1,419,007

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
The Trade Desk, Inc., Class A (a)	3,004	$684,251
The Western Union Co.	137,542	2,735,709
Total System Services, Inc.	17,870	2,292,185
Trimble Navigation Ltd. (a)	35,704	1,610,607
Tyler Technologies, Inc. (a)	7,770	1,678,475
Universal Display Corp.	4,227	794,930
VeriSign, Inc. (a)	6,659	1,392,796
Visa, Inc., Class A	10,178	1,766,392
WEX, Inc. (a)	7,998	1,664,384
Xerox Corp.	39,324	1,392,462
Xilinx, Inc.	7,326	863,882
Zebra Technologies Corp., Class A (a)	5,623	1,177,962
		125,800,219
Materials (6.3%):
Air Products & Chemicals, Inc.	11,678	2,643,548
Albemarle Corp. (c)	14,521	1,022,424
AptarGroup, Inc.	22,607	2,810,954
Avery Dennison Corp.	17,611	2,037,240
Ball Corp.	34,228	2,395,618
Berry Global Group, Inc. (a)	31,199	1,640,755
Celanese Corp., Series A	14,410	1,553,398
CF Industries Holdings, Inc.	25,676	1,199,326
Crown Holdings, Inc. (a)	28,397	1,735,057
DuPont de Nemours, Inc.	17,987	1,350,284
Eastman Chemical Co.	18,966	1,476,124
Ecolab, Inc.	13,731	2,711,048
FMC Corp.	17,009	1,410,897
Freeport-McMoRan, Inc.	68,861	799,476
International Flavors & Fragrances, Inc. (c)	13,718	1,990,344
International Paper Co.	29,730	1,287,904
Lyondellbasell Industries NV, Class A	19,873	1,711,661
Martin Marietta Materials, Inc.	7,552	1,737,791
Nucor Corp.	27,180	1,497,618
Packaging Corp. of America	14,068	1,340,962
PPG Industries, Inc.	14,684	1,713,770
Reliance Steel & Aluminum Co.	20,848	1,972,638
RPM International, Inc.	32,506	1,986,442
Sonoco Products Co.	39,711	2,594,717
Steel Dynamics, Inc.	37,593	1,135,309
The Chemours Co.	26,671	640,104
The Mosaic Co.	39,266	982,828
The Sherwin-Williams Co.	3,924	1,798,330
Vulcan Materials Co.	10,000	1,373,100
Westlake Chemical Corp. (c)	16,813	1,167,831
WestRock Co.	33,974	1,239,032
		50,956,530

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	31,877	$1,635,290
Jones Lang LaSalle, Inc.	7,485	1,053,065
		2,688,355
Utilities (6.5%):
AES Corp.	100,863	1,690,464
Alliant Energy Corp.	52,864	2,594,565
Ameren Corp.	32,907	2,471,645
American Electric Power Co., Inc.	31,532	2,775,131
American Water Works Co., Inc.	22,544	2,615,104
Atmos Energy Corp.	22,459	2,370,772
CMS Energy Corp.	44,978	2,604,676
Consolidated Edison, Inc.	27,086	2,374,900
Dominion Resources, Inc.	32,831	2,538,493
DTE Energy Co.	19,657	2,513,737
Duke Energy Corp.	28,632	2,526,488
Evergy, Inc.	44,534	2,678,720
Eversource Energy	36,781	2,786,530
Exelon Corp.	53,780	2,578,213
NextEra Energy, Inc.	13,112	2,686,124
OGE Energy Corp.	57,377	2,441,965
Pinnacle West Capital Corp.	25,266	2,377,278
PPL Corp. (c)	62,884	1,950,033
Public Service Enterprise Group, Inc.	40,200	2,364,564
UGI Corp.	36,361	1,942,041
WEC Energy Group, Inc.	32,385	2,699,938
Xcel Energy, Inc.	45,256	2,692,279
		54,273,660
Total Common Stocks (Cost $760,825,507)		823,048,969
Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 2.25% (d)	3,353,485	3,353,485
Total Investment Companies (Cost $3,353,485)		3,353,485
Collateral for Securities Loaned^ (4.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	7,345,807	7,345,807
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	9,462,240	9,462,240
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	245,733	245,733
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	4,039,655	4,039,655

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	5,508,498	$5,508,498
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	8,569,088	8,569,088
Total Collateral for Securities Loaned (Cost $35,171,021)		35,171,021
Total Investments (Cost $799,350,013) — 104.0%		861,573,475
Liabilities in excess of other assets — (4.0)%		(32,844,106)
NET ASSETS — 100.00%		$828,729,369

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	35	9/20/19	$5,114,554	$5,152,350	$37,796
	Total unrealized appreciation				$37,796
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$37,796

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (4.2%):
AT&T, Inc. (a)	226,758	$7,598,661
Omnicom Group, Inc.	97,507	7,990,699
Verizon Communications, Inc.	149,213	8,524,538
Viacom, Inc., Class B	192,654	5,754,575
		29,868,473
Consumer Discretionary (6.4%):
General Motors Co.	136,187	5,247,285
Hanesbrands, Inc.	203,612	3,506,199
Harley-Davidson, Inc. (b)	157,912	5,657,987
Kohl's Corp.	69,411	3,300,493
Leggett & Platt, Inc. (b)	123,501	4,738,733
Macy's, Inc.	157,709	3,384,435
Nordstrom, Inc. (b)	97,651	3,111,161
Tapestry, Inc.	130,452	4,139,242
Target Corp.	78,921	6,835,348
The Gap, Inc. (b)	219,722	3,948,404
		43,869,287
Consumer Staples (12.0%):
Altria Group, Inc.	116,942	5,537,204
Archer-Daniels-Midland Co.	198,779	8,110,183
Conagra Brands, Inc.	190,898	5,062,615
General Mills, Inc.	139,794	7,341,981
Keurig Dr Pepper, Inc. (b)	266,596	7,704,624
Kimberly-Clark Corp.	59,824	7,973,343
PepsiCo, Inc.	78,602	10,307,081
Philip Morris International, Inc.	73,247	5,752,087
The Coca-Cola Co.	191,327	9,742,371
The J.M. Smucker Co.	63,231	7,283,579
The Procter & Gamble Co.	77,961	8,548,423
		83,363,491
Energy (6.7%):
Chevron Corp.	59,930	7,457,689
Exxon Mobil Corp. (a)	98,519	7,549,511
Marathon Petroleum Corp.	82,765	4,624,908
Occidental Petroleum Corp.	92,259	4,638,783
ONEOK, Inc.	96,627	6,648,904
Phillips 66	58,782	5,498,468
Schlumberger Ltd.	130,029	5,167,352
Valero Energy Corp.	60,974	5,219,984
		46,805,599
Financials (21.4%):
Ameriprise Financial, Inc.	39,487	5,731,933
BB&T Corp.	160,703	7,895,338
BlackRock, Inc., Class A	14,275	6,699,258
Citizens Financial Group, Inc.	178,357	6,306,704

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
First American Financial Corp.	126,897	$6,814,369
FNF Group	199,172	8,026,631
Franklin Resources, Inc. (b)	196,339	6,832,597
Huntington Bancshares, Inc.	481,541	6,654,897
Invesco Ltd.	297,736	6,091,679
KeyCorp (b)	344,395	6,113,011
MetLife, Inc.	146,019	7,252,764
Morgan Stanley	142,353	6,236,485
New York Community Bancorp, Inc.	524,296	5,232,474
People's United Financial, Inc.	438,597	7,359,658
Principal Financial Group, Inc.	112,827	6,534,940
Prudential Financial, Inc.	68,869	6,955,769
Regions Financial Corp.	385,466	5,758,862
Santander Consumer USA Holdings, Inc. (b)	303,492	7,271,668
T. Rowe Price Group, Inc.	60,179	6,602,238
The PNC Financial Services Group, Inc.	58,600	8,044,607
The Progressive Corp.	85,727	6,852,159
Wells Fargo & Co. (a)	157,325	7,444,619
		148,712,660
Health Care (2.5%):
Amgen, Inc.	35,810	6,599,067
Bristol-Myers Squibb Co.	98,818	4,481,396
Gilead Sciences, Inc.	98,184	6,633,311
		17,713,774
Industrials (9.2%):
Cummins, Inc.	44,088	7,554,038
Delta Air Lines, Inc.	113,066	6,416,496
Eaton Corp. PLC, ADR (b)	89,582	7,460,389
Emerson Electric Co. (b)	100,427	6,700,489
Hubbell, Inc.	47,412	6,182,525
IAA, Inc. (c)	122,425	4,747,642
Johnson Controls International PLC	192,984	7,972,169
KAR Auction Services, Inc.	121,371	3,034,275
Lockheed Martin Corp.	22,274	8,097,490
United Parcel Service, Inc., Class B	58,122	6,002,259
		64,167,772
Information Technology (8.2%):
Broadcom, Inc.	17,062	4,911,467
Cypress Semiconductor Corp. (b)	282,003	6,271,747
HP, Inc.	234,064	4,866,191
International Business Machines Corp.	43,549	6,005,407
Maxim Integrated Products, Inc. (b)	93,569	5,597,298
Paychex, Inc.	111,198	9,150,483
Seagate Technology PLC	92,993	4,381,830
The Western Union Co. (b)	534,504	10,631,285
Xerox Corp.	152,807	5,410,895
		57,226,603

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Materials (6.8%):
CF Industries Holdings, Inc.	99,810	$4,662,125
DuPont de Nemours, Inc.	70,065	5,259,780
Eastman Chemical Co.	73,704	5,736,382
International Paper Co.	115,562	5,006,146
Lyondellbasell Industries NV, Class A	77,270	6,655,265
Packaging Corp. of America	54,629	5,207,236
Sonoco Products Co.	154,291	10,081,374
WestRock Co.	131,986	4,813,529
		47,421,837
Utilities (22.1%):
AES Corp.	391,994	6,569,819
Alliant Energy Corp.	205,429	10,082,455
American Electric Power Co., Inc.	122,528	10,783,689
Consolidated Edison, Inc.	105,264	9,229,548
Dominion Resources, Inc.	127,594	9,865,568
DTE Energy Co.	76,381	9,767,602
Duke Energy Corp.	111,215	9,813,612
Evergy, Inc.	173,018	10,407,033
Eversource Energy	142,915	10,827,241
Exelon Corp.	209,020	10,020,419
OGE Energy Corp.	222,928	9,487,816
Pinnacle West Capital Corp. (b)	98,245	9,243,872
PPL Corp.	244,418	7,579,402
Public Service Enterprise Group, Inc.	156,264	9,191,448
WEC Energy Group, Inc.	125,911	10,497,200
Xcel Energy, Inc. (b)	175,835	10,460,424
		153,827,148
Total Common Stocks (Cost $658,279,308)		692,976,644
Investment Companies (0.3%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 2.25% (d)	2,056,103	2,056,103
Total Investment Companies (Cost $2,056,103)		2,056,103
Collateral for Securities Loaned^ (6.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	9,904,084	9,904,084
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	12,757,595	12,757,595
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	331,313	331,313
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	5,446,521	5,446,521

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	7,426,908	$7,426,908
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	11,553,390	11,553,390
Total Collateral for Securities Loaned (Cost $47,419,811)		47,419,811
Total Investments (Cost $707,755,222) — 106.6%		742,452,558
Liabilities in excess of other assets — (6.6)%		(45,638,337)
NET ASSETS — 100.00%		$696,814,221

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	18	9/20/19	$2,617,773	$2,649,780	$32,007
	Total unrealized appreciation				$32,007
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$32,007

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (25.8%)
Communication Services (0.7%):
Cars.com, Inc. (a)	2,181	$43,009
Cogent Communications Holdings, Inc.	1,313	77,940
Gray Television, Inc. (a)	1,949	31,944
Loral Space & Communications, Inc. (a)	1,714	59,150
Marcus Corp.	1,496	49,308
MSG Networks, Inc., Class A (a)	2,028	42,061
QuinStreet, Inc. (a)	2,263	35,869
Shenandoah Telecommunications Co.	1,234	47,534
Techtarget, Inc. (a)	2,381	50,596
TEGNA, Inc.	4,412	66,842
Wiley (John) & Sons, Class A	1,199	54,986
		559,239
Consumer Discretionary (3.7%):
Acushnet Holdings Corp.	2,786	73,161
American Outdoor Brands Corp. (a)	2,019	18,191
American Public Education, Inc. (a)	1,789	52,919
America's Car-Mart, Inc. (a)	527	45,364
Asbury Automotive Group, Inc. (a)	809	68,231
Beazer Homes USA, Inc. (a)	2,346	22,545
Bed Bath & Beyond, Inc. (b)	1,942	22,566
BJ's Restaurants, Inc.	1,167	51,278
Bloomin' Brands, Inc.	2,676	50,603
Boot Barn Holdings, Inc. (a)	1,093	38,955
Brinker International, Inc.	1,004	39,507
Caleres, Inc.	1,641	32,689
Career Education Corp. (a)	2,831	53,987
Cavco Industries, Inc. (a)	234	36,864
Century Communities, Inc. (a)	2,070	55,021
Conn's, Inc. (a)	1,436	25,590
Dana, Inc.	1,925	38,385
Dave & Buster's Entertainment, Inc.	1,004	40,632
Del Taco Restaurants, Inc. (a)	5,345	68,523
Denny's Corp. (a)	2,602	53,419
Dineequity, Inc.	415	39,620
Dorman Products, Inc. (a)	670	58,383
Ethan Allen Interiors, Inc.	2,913	61,348
Express, Inc. (a)	7,427	20,276
Fox Factory Holding Corp. (a)	609	50,249
Funko, Inc. (a) (b)	1,246	30,178
Group 1 Automotive, Inc.	983	80,497
Haverty Furniture Cos., Inc.	2,664	45,368
Helen of Troy Ltd. (a)	553	72,216
Hooker Furniture Corp.	1,450	29,899
Installed Building Products, Inc. (a)	840	49,745
International Speedway Corp., Class A	1,313	58,941
J. Jill, Inc. (b)	7,192	14,312
Jack in the Box, Inc.	857	69,751

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
La-Z-Boy, Inc.	1,561	$47,860
LCI Industries	529	47,610
LGI Homes, Inc. (a)	586	41,858
Lithia Motors, Inc.	571	67,823
M/I Homes, Inc. (a)	1,788	51,030
Malibu Boats, Inc., Class A (a)	824	32,012
MarineMax, Inc. (a)	2,052	33,735
Mastercraft Boat Holdings, Inc. (a)	1,293	25,330
MDC Holdings, Inc.	1,929	63,233
Meritage Homes Corp. (a)	1,103	56,628
Michaels Cos., Inc. (a)	3,225	28,058
Modine Manufacturing Co. (a)	2,671	38,222
Monarch Casino & Resort, Inc. (a)	1,495	63,896
Monro Muffler Brake, Inc.	707	60,307
Murphy USA, Inc. (a)	942	79,156
Nautilus, Inc. (a)	3,748	8,283
Oxford Industries, Inc.	726	55,031
PetMed Express, Inc. (b)	1,880	29,460
Ruth's Hospitality Group, Inc.	2,943	66,836
Sally Beauty Holdings, Inc. (a)	2,204	29,401
Sleep Number Corp. (a) (b)	790	31,908
Stamps.com, Inc. (a)	203	9,190
Standard Motor Products, Inc.	1,085	49,194
Steven Madden Ltd.	1,619	54,965
Stitch Fix, Inc. (a)	771	24,664
Stoneridge, Inc. (a)	1,780	56,159
Sturm Ruger & Co.	1,185	64,559
Taylor Morrison Home Corp., Class A (a)	3,396	71,179
Tenneco, Inc.	1,268	14,062
The Buckle, Inc.	2,076	35,936
The Cheesecake Factory, Inc.	1,475	64,487
The Children's Place, Inc.	438	41,776
Tilly's, Inc.	2,674	20,403
Topbuild Corp. (a)	760	62,898
TRI Pointe Group, Inc. (a)	3,880	46,444
Tupperware Brands Corp.	1,065	20,267
Unifi, Inc. (a)	1,788	32,488
Visteon Corp. (a)	440	25,775
Weight Watchers International, Inc. (a)	1,120	21,392
William Lyon Homes, Class A (a)	2,764	50,388
Wingstop, Inc.	751	71,157
Winnebago Industries, Inc.	1,132	43,752
Zagg, Inc. (a)	3,063	21,318
		3,429,343
Consumer Staples (1.4%):
B&G Foods, Inc. (b)	2,235	46,488
Cal-Maine Foods, Inc.	1,690	70,507
Central Garden & Pet Co., Class A (a)	1,593	39,252
Chefs' Warehouse, Inc. (a)	1,289	45,205
Craft Brew Alliance, Inc. (a)	3,210	44,908
See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Elf Beauty, Inc. (a)	3,539	$49,900
Hostess Brands, Inc. (a)	6,279	90,669
Ingles Markets, Inc., Class A	1,582	49,248
Inter Parfums, Inc.	853	56,716
J&J Snack Foods Corp.	438	70,496
John B. Sanfilippo & Son, Inc.	871	69,410
Medifast, Inc.	230	29,509
MGP Ingredients, Inc.	657	43,566
Natural Grocers By Vitamin Cottage, Inc. (a)	1,938	19,477
Natural Health Trends Corp.	2,750	22,138
PriceSmart, Inc.	857	43,810
Sprouts Farmers Markets, Inc. (a)	2,210	41,747
The Simply Good Foods Co. (a)	2,570	61,886
Tootsie Roll Industries, Inc.	2,656	98,085
Turning Point Brands, Inc.	905	44,327
Universal Corp.	1,220	74,139
USANA Health Sciences, Inc. (a)	519	41,224
Vector Group Ltd.	5,077	49,501
WD-40 Co.	360	57,254
Weis Markets, Inc.	1,389	50,573
		1,310,035
Energy (1.0%):
Arch Coal, Inc.	578	54,453
Bonanza Creek Energy, Inc. (a)	1,799	37,563
Cactus, Inc. (a)	1,250	41,400
Callon Petroleum Co. (a)	4,302	28,350
Carrizo Oil & Gas, Inc. (a)	2,802	28,076
Centennial Resource Development, Inc., Class A (a)	3,542	26,884
CNX Resources Corp. (a)	3,953	28,896
Core Laboratories N.V.	724	37,851
Denbury Resources, Inc. (a)	10,906	13,523
Earthstone Energy, Inc., Class A (a)	3,923	24,009
Evolution Petroleum Corp.	5,391	38,546
Exterran Corp. (a)	2,621	37,271
Falcon Minerals Corp.	5,659	47,536
Fts International, Inc. (a)	2,769	15,451
Gulfport Energy Corp. (a)	4,204	20,642
Laredo Petroleum, Inc. (a)	7,605	22,055
Liberty Oilfield Services, Inc.	2,171	35,127
Mammoth Energy Services, Inc.	1,664	11,448
Matador Resources Co. (a)	1,798	35,744
Newpark Resources, Inc. (a)	4,626	34,325
Propetro Holding Corp. (a)	1,936	40,075
Renewable Energy Group, Inc. (a) (b)	1,521	24,123
Rex American Resources Corp. (a)	776	56,570
RPC, Inc. (b)	3,788	27,311
Smart Sand, Inc. (a)	8,318	20,296
Solaris Oilfield Infrastructure, Inc., Class A	2,163	32,402
SRC Energy, Inc. (a)	6,797	33,713
W&T Offshore, Inc. (a)	4,872	24,165

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Whiting Petroleum Corp. (a)	1,195	$22,323
World Fuel Services Corp.	1,778	63,937
		964,065
Financials (6.0%):
1st Source Corp.	1,510	70,064
American Equity Investment Life Holding Co.	1,821	49,458
Ameris Bancorp	1,322	51,809
AMERISAFE, Inc.	1,242	79,202
Artisan Partners Asset Management, Class A	2,436	67,039
Atlantic Union Bankshares Corp.	1,890	66,774
Axos Financial, Inc. (a)	1,689	46,025
BancFirst Corp.	1,415	78,759
Banner Corp.	1,012	54,800
Berkshire Hills Bancorp, Inc.	2,093	65,699
Boston Private Financial Holdings, Inc.	5,509	66,494
Brookline BanCorp, Inc.	4,381	67,380
Capitol Federal Financial, Inc.	7,274	100,162
Centerstate Banks, Inc.	2,477	57,045
City Holding Co.	996	75,955
Cohen & Steers, Inc.	1,711	88,014
Columbia Banking System, Inc.	1,837	66,463
Eagle Bancorp, Inc.	1,069	57,865
Employers Holdings, Inc.	1,471	62,179
Encore Capital Group, Inc. (a)	1,362	46,131
Enterprise Financial Services Corp.	1,424	59,238
FB Financial Corp.	1,548	56,657
FBL Financial Group, Inc., Class A	1,207	77,007
Federated Investors, Inc., Class B	2,242	72,865
First BanCorp/Puerto Rico	5,606	61,890
First BanCorp	1,770	64,463
First Busey Corp.	3,035	80,153
First Commonwealth Financial Corp.	3,562	47,980
First Financial Bancorp	2,248	54,447
First Interstate BancSystem, Inc., Class A	2,013	79,735
First Merchants Corp.	1,770	67,083
First Midwest Bancorp, Inc.	2,907	59,506
Flagstar BanCorp, Inc.	2,078	68,865
Fulton Financial Corp.	4,197	68,705
Great Western BanCorp, Inc.	1,826	65,225
Hamilton Lane, Inc.	953	54,378
Heartland Financial USA, Inc.	1,540	68,884
Heritage Financial Corp.	2,138	63,157
Hilltop Holdings, Inc.	3,341	71,063
Hope Bancorp, Inc.	4,759	65,579
Independent Bank Corp.	813	61,910
Independent Bank Group, Inc.	1,005	55,235
International Bancshares Corp.	1,897	71,536
James River Group Holdings Ltd.	1,785	83,717
Kearny Financial Corp.	5,689	75,607
Kinsale Capital Group, Inc.	956	87,455

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Lakeland Financial Corp.	1,691	$79,190
LegacyTexas Financial Group, Inc.	1,431	58,256
Meta Financial Group, Inc.	2,552	71,584
Moelis & Co., Class A	1,012	35,369
National Bank Holdings Corp.	2,055	74,597
National General Holdings Corp.	2,082	47,761
National Western Life Group, Inc., Class A	268	68,876
Navient Corp.	4,122	56,265
NBT Bancorp, Inc.	1,927	72,282
Nelnet, Inc., Class A	1,346	79,711
NMI Holdings, Inc., Class A (a)	1,753	49,768
Northwest Bancshares, Inc.	4,867	85,708
Oceanfirst Financial Corp.	3,462	86,031
OFG BanCorp	2,486	59,092
Pacific Premier Bancorp, Inc.	1,711	52,836
Park National Corp.	654	65,001
Piper Jaffray	925	68,700
PJT Partners, Inc.	1,148	46,517
PRA Group, Inc. (a)	1,524	42,885
Provident Financial Services, Inc.	2,640	64,020
Renasant Corp.	1,594	57,288
S&T Bancorp, Inc.	1,788	67,014
Safety Insurance Group, Inc.	959	91,230
Sandy Spring BanCorp	2,124	74,085
Seacoast Banking Corp. of Florida (a)	2,074	52,763
ServisFirst Bancshares, Inc.	1,969	67,458
Simmons First National Corp., Class A	2,384	55,452
South State Corp.	935	68,881
Southside Bancshares, Inc.	1,958	63,400
Tompkins Financial Corp.	716	58,426
Towne Bank	2,536	69,182
Trico Bancshares	1,911	72,236
Trustmark Corp.	2,200	73,150
United Community Banks, Inc.	2,345	66,973
Veritex Holdings, Inc.	1,825	47,359
Waddell & Reed Financial, Inc., Class A	3,307	55,128
Walker & Dunlop, Inc.	815	43,366
Washington Federal, Inc.	2,668	93,193
Washington Trust BanCorp, Inc.	1,540	80,356
WesBanco, Inc.	1,828	70,469
Westamerica BanCorp	1,198	73,809
WSFS Financial Corp.	1,673	69,095
		5,794,419
Health Care (1.5%):
Addus HomeCare Corp. (a)	690	51,716
AMN Healthcare Services, Inc. (a)	852	46,221
Ani Pharmaceuticals, Inc. (a)	775	63,705
Atrion Corp.	102	86,980
Biospecifics Technologies Corp. (a)	647	38,632
Biotelemetry, Inc. (a)	427	20,560

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Cambrex Corp. (a)	1,082	$50,648
Computer Programs & Systems	1,624	45,131
CONMED Corp.	809	69,227
Corcept Therapeutics, Inc. (a)	2,024	22,568
CorVel Corp. (a)	936	81,441
Eagle Pharmaceuticals, Inc. (a)	769	42,818
Enanta Pharmaceuticals, Inc. (a)	354	29,871
Innoviva, Inc. (a)	2,965	43,170
Inogen, Inc. (a)	276	18,426
Integer Holdings Corp. (a)	559	46,911
Iradimed Corp. (a)	1,227	25,092
Lantheus Holdings, Inc. (a)	1,691	47,855
Lemaitre Vascular, Inc.	1,127	31,533
Mednax, Inc. (a)	2,211	55,784
Medpace Holdings, Inc. (a)	578	37,813
Meridian Bioscience, Inc.	3,172	37,683
Phibro Animal Health Corp., Class A	1,981	62,936
Repligen Corp. (a)	712	61,196
Select Medical Holdings Corp. (a)	2,681	42,547
Staar Surgical Co. (a)	884	25,972
Supernus Pharmaceuticals, Inc. (a)	901	29,814
The Ensign Group, Inc.	843	47,984
Tivity Health, Inc. (a)	1,626	26,731
US Physical Therapy, Inc.	541	66,310
Vanda Pharmaceuticals, Inc. (a)	1,277	17,993
Varex Imaging Corp. (a)	1,502	46,036
		1,421,304
Industrials (6.4%):
AAON, Inc.	1,282	64,331
AAR Corp.	1,347	49,556
ABM Industries, Inc.	1,325	53,000
Acco Brands Corp.	4,608	36,265
Aerojet Rocketdyne Holdings, Inc. (a)	1,234	55,246
Aerovironment, Inc. (a)	441	25,036
Aircastle Ltd.	3,468	73,730
Alamo Group, Inc.	718	71,750
Albany International Corp., Class A	819	67,903
Allegiant Travel Co.	350	50,225
Ameresco, Inc. (a)	2,566	37,797
American Woodmark Corp. (a)	570	48,233
Apogee Enterprises, Inc.	1,398	60,729
Applied Industrial Technologies, Inc.	1,042	64,114
ArcBest Corp.	1,126	31,652
Argan, Inc.	907	36,788
Astronics Corp.	1,466	58,963
Atkore International Group, Inc. (a)	1,765	45,661
AZZ, Inc.	1,297	59,688
Barnes Group, Inc.	1,191	67,101
BMC Stock Holdings, Inc. (a)	2,890	61,268
Brady Corp., Class A	1,480	72,994

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Builders FirstSource, Inc. (a)	2,781	$46,888
Chart Industries, Inc. (a)	554	42,592
Comfort Systems USA, Inc.	1,175	59,913
Continental Building Products, Inc. (a)	2,009	53,379
Dmc Global, Inc.	584	36,996
DXP Enterprise, Inc. (a)	1,177	44,597
Echo Global Logistics, Inc. (a)	2,030	42,366
Encore Wire Corp.	1,052	61,626
Ennis, Inc.	3,358	68,906
ESCO Technologies, Inc.	1,055	87,163
Exponent, Inc.	1,213	71,008
Federal Signal Corp.	2,358	63,077
Forward Air Corp.	955	56,488
Franklin Electric Co., Inc.	1,149	54,578
FTI Consulting, Inc. (a)	730	61,203
GATX Corp.	787	62,401
Gibraltar Industries, Inc. (a)	1,527	61,630
Global Brass & Copper Holdings, Inc.	1,667	72,897
GMS, Inc. (a)	1,823	40,106
Gorman-Rupp Co.	1,479	48,556
H&E Equipment Services, Inc.	1,079	31,388
Harsco Corp. (a)	1,632	44,782
Hawaiian Holdings, Inc.	1,298	35,604
Healthcare Services Group	1,504	45,601
Heartland Express, Inc.	3,506	63,353
Heidrick & Struggles International, Inc.	681	20,410
Helios Technologies, Inc.	653	30,306
Herman Miller, Inc.	1,797	80,326
HNI Corp.	1,430	50,593
Hub Group, Inc., Class A (a)	1,112	46,682
ICF International, Inc.	827	60,206
Interface, Inc.	3,243	49,715
Jeld-Wen Holding, Inc. (a)	1,775	37,683
John Bean Technologies Corp.	510	61,776
Kadant, Inc.	731	66,382
Kaman Corp., Class A	1,063	67,702
KBR, Inc.	2,329	58,085
Kforce, Inc.	1,446	50,740
Kimball International, Inc., Class B	4,060	70,766
Knoll, Inc.	3,289	75,581
Lindsay Corp.	515	42,338
Marten Transport Ltd.	3,219	58,425
Matson, Inc.	1,348	52,370
Matthews International Corp., Class A	1,183	41,228
McGrath RentCorp	884	54,941
Meritor, Inc. (a)	1,946	47,191
Milacron Holdings Corp. (a)	3,353	46,271
MRC Global, Inc. (a)	2,608	44,649
Mueller Industries, Inc.	1,444	42,266
MYR Group, Inc. (a)	1,800	67,231

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
National Presto Industries, Inc.	547	$51,030
Now, Inc. (a)	2,592	38,258
NV5 Global, Inc. (a)	571	46,479
Patrick Industries, Inc. (a)	942	46,337
PGT, Inc. (a)	2,638	44,107
Pitney Bowes, Inc.	4,965	21,250
Primoris Services Corp.	2,578	53,958
Raven Industries, Inc.	1,580	56,690
Resources Connection, Inc.	2,681	42,923
Rush Enterprises, Inc., Class A	1,397	51,018
Saia, Inc. (a)	726	46,950
Simpson Manufacturing Co., Inc.	1,192	79,221
SkyWest, Inc.	858	52,055
SP Plus Corp. (a)	2,034	64,946
SPX Corp. (a)	1,464	48,341
Standex International Corp.	577	42,202
Steelcase, Inc., Class A	2,884	49,316
Systemax, Inc.	1,348	29,872
Tennant Co.	897	54,896
The Greenbrier Cos., Inc.	1,119	34,018
Thermon Group Holdings, Inc. (a)	2,317	59,431
TriMas Corp. (a)	2,080	64,418
Triton International Ltd.	1,473	48,255
TrueBlue, Inc. (a)	2,416	53,297
UniFirst Corp.	490	92,399
Universal Forest Products, Inc.	1,882	71,629
Universal Logistics Holdings, Inc.	2,095	47,075
US Ecology, Inc.	1,124	66,923
Valmont Industries, Inc.	466	59,093
Vectrus, Inc. (a)	2,039	82,701
Vicor Corp. (a)	886	27,510
Wabash National Corp.	2,610	42,465
Watts Water Technologies, Inc., Class A	715	66,624
Welbilt, Inc. (a)	2,366	39,512
Werner Enterprises, Inc.	1,860	57,809
Wesco Aircraft Holdings, Inc. (a)	4,719	52,381
WESCO International, Inc. (a)	1,123	56,880
		5,815,260
Information Technology (2.9%):
Advanced Energy Industries, Inc. (a)	804	45,241
American Software, Inc.	3,683	48,431
Amkor Technology, Inc. (a)	4,124	30,765
Anixter International, Inc. (a)	914	54,575
AppFolio, Inc. (a)	617	63,101
Axcelis Technologies, Inc. (a)	1,882	28,324
Badger Meter, Inc.	1,196	71,389
Brooks Automation, Inc.	1,190	46,113
Casa Systems, Inc. (a)	3,366	21,643
Cass Information Systems, Inc.	1,482	71,847
Cohu, Inc.	2,132	32,897

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Comtech Telecommunications Corp.	1,648	$46,325
CoreLogic, Inc. (a)	1,811	75,754
CSG Systems International, Inc.	1,417	69,192
CTS Corp.	1,953	53,864
Diodes, Inc. (a)	1,005	36,552
Ebix, Inc.	660	33,145
ePlus, Inc. (a)	738	50,878
Evertec, Inc.	1,466	47,938
Exl Service Holdings, Inc. (a)	1,164	76,976
Fabrinet (a)	726	36,060
FormFactor, Inc. (a)	1,897	29,726
Ichor Holdings Ltd. (a)	1,568	37,068
II-VI, Inc. (a)	675	24,678
Insight Enterprises, Inc. (a)	875	50,925
InterDigital, Inc.	1,170	75,349
KEMET Corp.	1,452	27,312
ManTech International Corp., Class A	1,089	71,711
Mesa Laboratories, Inc.	370	90,405
MicroStrategy, Inc., Class A (a)	477	68,359
MTS Systems Corp.	1,269	74,275
Nanometrics, Inc. (a)	1,722	59,770
NIC, Inc.	2,952	47,350
OSI Systems, Inc. (a)	674	75,913
PC Connection, Inc.	779	27,249
PCM, Inc. (a)	980	34,339
Perficient, Inc. (a)	2,171	74,509
Photronics, Inc. (a)	5,217	42,779
Plexus Corp. (a)	1,054	61,522
Power Integrations, Inc.	613	49,150
Presidio, Inc.	3,037	41,516
Progress Software Corp.	1,430	62,377
Rogers Corp. (a)	255	44,008
Rudolph Technologies, Inc. (a)	2,116	58,465
Sanmina Corp. (a)	1,501	45,450
ScanSource, Inc. (a)	1,592	51,836
Smart Global Holdings, Inc. (a)	842	19,358
SPS Commerce, Inc. (a)	406	41,497
Sykes Enterprises, Inc. (a)	1,866	51,240
TTM Technologies, Inc. (a)	3,845	39,219
Unisys Corp. (a) (b)	3,038	29,529
Zix Corp. (a)	4,220	38,360
		2,586,254
Materials (1.4%):
Advansix, Inc. (a)	1,322	32,296
AK Steel Holding Corp. (a)	11,320	26,828
American Vanguard Corp.	2,824	43,518
Balchem Corp.	759	75,877
Carpenter Technology Corp.	906	43,470
Chase Corp.	526	56,619
Clearwater Paper Corp. (a)	1,527	28,234

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Commercial Metals Co.	2,885	$51,497
Ferro Corp. (a)	2,554	40,353
Futurefuel Corp.	2,664	31,142
Greif, Inc., Class A	1,091	35,512
H.B. Fuller Co.	1,160	53,824
Innophos Holdings, Inc.	1,413	41,132
Innospec, Inc.	683	62,317
Kaiser Aluminum Corp.	495	48,317
Kronos Worldwide, Inc.	2,417	37,028
Minerals Technologies, Inc.	955	51,102
PolyOne Corp.	1,695	53,206
PQ Group Holdings, Inc. (a)	3,322	52,654
Rayonier Advanced Materials, Inc. (b)	2,692	17,471
Ryerson Holding Corp. (a)	4,327	36,044
Schnitzer Steel Industries, Inc.	1,923	50,325
Schweitzer-Mauduit International, Inc.	1,292	42,869
Sensient Technologies Corp.	964	70,835
Stepan Co.	772	70,955
SunCoke Energy, Inc. (a)	4,392	39,001
Warrior Met Coal, Inc.	1,696	44,300
Worthington Industries, Inc.	1,480	59,585
		1,296,311
Real Estate (0.2%):
Four Corners Property Trust, Inc.	3,270	89,369
HFF, Inc., Class A	1,206	54,849
Marcus & Millichap, Inc. (a)	1,851	57,103
The RMR Group, Inc.	574	26,967
		228,288
Utilities (0.6%):
American States Water Co.	1,178	88,632
Chesapeake Utilities Corp.	757	71,930
MGE Energy, Inc.	1,143	83,530
Middlesex Water Co.	866	51,311
Otter Tail Corp.	1,563	82,542
SJW Corp.	1,125	68,366
Unitil Corp.	1,412	84,565
		530,876
Total Common Stocks (Cost $21,640,981)		23,935,394
Rights (0.0%) (c)
Materials (0.0%): (c)
Schulman, Inc. (a) (d) (e) (f)	4,224	8,448
Total Right (Cost $8,448)		8,448
Investment Companies (74.0%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 2.25% (g) (h)	68,495,093	68,495,093
Total Investment Companies (Cost $68,495,093)		68,495,093

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (g)	52,455	$52,455
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (g)	67,568	67,568
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (g)	1,755	1,755
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (g)	28,847	28,847
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (g)	39,335	39,335
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (g)	61,190	61,190
Total Collateral for Securities Loaned (Cost $251,150)		251,150
Total Investments (Cost $90,395,672) — 100.1%		92,690,085
Liabilities in excess of other assets — (0.1)%		(76,338)
NET ASSETS — 100.00%		$92,613,747

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2019.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, illiquid securities were 0.0% of the Fund's net assets.

(f)  No explicit date, expiration is subject to contingencies. Rights entitle the Fund to cash based on approval and completion of the merger agreement between LyondellBasell Industries N.V. and A. Schulman.

(g)  Rate disclosed is the daily yield on June 30, 2019.

(h)  Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	5	9/20/19	$381,885	$391,775	$9,890
	Total unrealized appreciation				$9,890
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$9,890

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2019
Security Description	Shares	Value
Common Stocks (98.9%)
Australia (6.5%):
Communication Services (0.2%):
Telstra Corp. Ltd.	96,304	$260,245
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	9,785	210,988
Consumer Staples (0.6%):
Wesfarmers Ltd.	10,230	259,645
Woolworths Ltd.	16,523	385,386
		645,031
Energy (0.7%):
Oil Search Ltd.	34,679	172,093
Origin Energy Ltd.	34,951	179,330
Santos Ltd.	34,369	170,796
Woodside Petroleum Ltd.	9,074	231,579
		753,798
Financials (2.2%):
Asx Ltd.	6,594	381,237
Australia & New Zealand Banking Group Ltd.	11,453	226,777
Commonwealth Bank of Australia	5,223	303,474
Insurance Australia Group Ltd.	45,886	266,034
Macquarie Group Ltd.	2,456	216,156
National Australia Bank Ltd.	17,227	323,089
QBE Insurance Group Ltd.	27,877	231,477
Suncorp Group Ltd.	27,358	258,660
Westpac Banking Corp.	12,487	248,565
		2,455,469
Health Care (0.7%):
CSL Ltd.	1,421	214,442
Ramsay Health Care Ltd.	5,428	275,229
Sonic Healthcare Ltd.	15,009	285,494
		775,165
Industrials (0.5%):
Brambles Ltd.	36,267	327,872
Cimic Group Ltd.	5,635	177,075
		504,947
Materials (1.2%):
BHP Billiton Ltd.	8,458	244,354
BHP Group PLC	7,352	188,096
Fortescue Metals Group Ltd.	34,824	220,476
Newcrest Mining Ltd.	13,764	308,669
RIO Tinto Ltd.	3,175	231,233
South32 Ltd.	59,121	131,961
		1,324,789

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Utilities (0.2%):
AGL Energy Ltd.	17,817	$250,241
		7,180,673
Austria (0.3%):
Energy (0.2%):
OMV AG	3,537	172,294
Financials (0.1%):
Erste Group Bank AG	4,486	166,454
		338,748
Belgium (1.8%):
Communication Services (0.2%):
Proximus SADP	8,160	240,442
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	2,369	209,630
Colruyt SA	4,888	283,391
		493,021
Financials (0.7%):
Ageas	5,842	303,569
Groupe Bruxelles Lambert SA	2,983	292,583
KBC Groep NV	2,831	185,502
		781,654
Health Care (0.2%):
UCB SA	2,783	230,699
Materials (0.3%):
Solvay SA	1,552	160,729
Umicore SA	3,658	117,268
		277,997
		2,023,813
Bermuda (0.4%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	2,394	150,870
Real Estate (0.2%):
Hongkong Land Holdings Ltd.	40,476	260,665
		411,535
Canada (10.6%):
Communication Services (1.1%):
BCE, Inc.	8,937	406,649
Rogers Communications, Inc.	6,636	355,265
TELUS Corp.	12,799	473,194
		1,235,108

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Consumer Discretionary (0.5%):
Dollarama, Inc.	5,011	$176,307
Magna International, Inc.	3,293	163,871
Restaurant Brands International, Inc.	3,017	209,835
		550,013
Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	4,755	299,266
George Weston Ltd.	4,503	341,731
Loblaw Cos. Ltd.	6,023	308,418
Metro, Inc.	8,499	318,956
Saputo, Inc.	8,114	242,912
		1,511,283
Energy (1.0%):
Canadian Natural Resources Ltd.	5,536	149,287
Husky Energy, Inc.	12,037	114,082
Imperial Oil Ltd.	7,814	216,386
Pembina Pipeline Corp.	7,997	297,735
TC Energy Corp.	6,458	320,187
		1,097,677
Financials (4.2%):
Bank of Montreal	4,928	372,291
Brookfield Asset Management, Inc.	6,200	296,647
Canadian Imperial Bank of Commerce (a)	4,941	388,594
Great-West Lifeco, Inc.	12,962	298,461
Intact Financial Corp.	4,029	372,376
Manulife Financial Corp.	11,598	210,808
National Bank of Canada	10,010	475,578
Power Corp. of Canada	15,534	334,668
Power Financial Corp. (a)	15,694	361,008
Royal Bank of Canada	5,047	401,131
Sun Life Financial, Inc.	7,262	300,762
The Bank of Nova Scotia (a)	6,909	371,146
The Toronto-Dominion Bank	7,255	423,975
		4,607,445
Industrials (0.4%):
Canadian National Railway Co.	2,846	263,430
Canadian Pacific Railway Ltd.	993	233,902
		497,332
Information Technology (0.6%):
CGI, Inc. (b)	3,965	304,869
Constellation Software, Inc.	166	156,473
Open Text Corp.	6,332	261,327
		722,669

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Materials (0.3%):
Franco-Nevada Corp.	2,702	$229,363
Teck Resources Ltd., Class B	5,715	131,898
		361,261
Utilities (1.1%):
Emera, Inc.	9,394	383,896
Fortis, Inc.	11,122	439,223
Hydro One Ltd. (c)	21,362	372,619
		1,195,738
		11,778,526
Denmark (1.9%):
Consumer Staples (0.3%):
Carlsberg A/S, Class B	2,632	349,024
Financials (0.1%):
Danske Bank A/S	7,252	114,656
Health Care (0.7%):
Coloplast A/S	2,351	265,760
Genmab A/S (b)	810	148,985
H. Lundbeck A/S	2,353	92,977
Novo Nordisk A/S, Class B	4,537	231,268
		738,990
Industrials (0.5%):
A.P. Moeller-Maersk, Class B	119	147,648
DSV A/S (a)	2,299	225,829
Vestas Wind Systems A/S	2,014	174,018
		547,495
Materials (0.3%):
Christian Hansen Holding A/S	1,919	180,256
Novozymes A/S, B Shares	4,171	194,560
		374,816
		2,124,981
Finland (1.5%):
Energy (0.2%):
Neste Oyj	5,499	186,538
Financials (0.4%):
Nordea Bank AB	26,474	192,294
Sampo Oyj, Class A	6,822	321,844
		514,138
Industrials (0.4%):
Kone Oyj, Class B	4,827	284,794
Wartsila Oyj ABP, Class B	10,640	154,279
		439,073

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Materials (0.3%):
Stora ENSO Oyj, R Shares (a)	11,146	$130,953
UPM-Kymmene Oyj	6,111	162,351
		293,304
Utilities (0.2%):
Fortum Oyj	9,113	201,340
		1,634,393
France (9.2%):
Communication Services (0.5%):
Orange SA (a)	23,392	368,699
Publicis Groupe SA	3,068	161,935
		530,634
Consumer Discretionary (1.6%):
Accor SA	5,675	243,539
Cie Generale des Etablissements Michelin	1,209	153,314
Hermes International	363	261,709
Kering	252	148,995
LVMH Moet Hennessy Louis Vuitton SA	489	208,072
PSA Peugeot Citroen	6,385	157,291
Renault SA	2,765	173,791
Seb SA	792	142,345
Sodexo SA	2,249	262,826
		1,751,882
Consumer Staples (0.8%):
Danone SA	4,069	344,611
L'Oreal SA	1,001	285,054
Pernod Ricard SA	1,573	289,776
		919,441
Energy (0.2%):
Total SA	4,559	255,377
Financials (0.9%):
BNP Paribas SA	4,012	190,484
CNP Assurances	12,277	278,572
Credit Agricole SA	15,095	180,953
Natixis SA (a)	34,080	137,109
Societe Generale SA (a)	6,173	155,928
		943,046
Health Care (1.0%):
BioMerieux	1,951	161,574
Essilor International SA	2,488	324,555
Ipsen SA	1,180	160,971
Sanofi	3,331	287,448
Sartorius Stedim Biotech	1,143	180,222
		1,114,770

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Industrials (3.0%):
Aeroports de Paris	1,207	$212,953
Airbus Group SE	1,439	203,959
Alstom SA	4,993	231,583
Bollore SA	44,939	198,217
Bouygues	4,456	164,986
Bureau Veritas SA	8,670	214,074
Edenred	3,967	202,305
Eiffage SA	2,593	256,275
Groupe Eurotunnel SE	17,528	280,756
Legrand SA	3,572	261,100
Safran SA	1,402	205,361
Schneider Electric SA	2,533	229,671
Teleperformance	988	197,901
Thales SA	1,771	218,743
Vinci SA	2,717	278,168
		3,356,052
Information Technology (0.4%):
Atos SE	1,464	122,358
Cap Gemini SA	1,284	159,613
Dassault Systemes SA	1,001	159,653
		441,624
Materials (0.3%):
Air Liquide SA	2,455	343,414
Utilities (0.5%):
GDF Suez	15,553	235,861
Veolia Environnement SA	11,862	288,843
		524,704
		10,180,944
Germany (5.4%):
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG	2,829	209,331
Continental AG	955	139,202
Daimler AG, Registered Shares	3,141	174,696
		523,229
Consumer Staples (0.3%):
Beiersdorf AG	2,769	332,251
Financials (1.6%):
Allianz SE	1,276	307,519
Commerzbank AG	15,283	109,785
Deutsche Boerse AG	2,128	300,938
Hannover Rueck SE	2,035	328,965
Muenchener Rueckversicherungs-Gesellschaft AG	1,389	348,489
Talanx AG	7,122	308,469
		1,704,165

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Health Care (0.4%):
Fresenius Medical Care AG & Co. KGaA	1,693	$132,875
Fresenius SE & Co. KGaA	2,086	113,067
Merck KGaA	2,280	238,352
		484,294
Industrials (0.8%):
Deutsche Post AG	7,586	249,228
Hochtief AG	1,418	172,644
MTU Aero Engines Holding AG	763	181,716
Siemens AG	2,451	291,447
		895,035
Information Technology (0.4%):
Infineon Technologies AG	6,425	113,577
SAP SE	1,953	268,108
Wirecard AG	468	78,766
		460,451
Materials (0.7%):
BASF SE	2,843	206,585
Covestro AG (c)	2,098	106,634
Evonik Industries AG	7,359	214,247
Symrise AG	2,709	260,657
		788,123
Real Estate (0.5%):
Deutsche Wohnen AG	6,710	246,154
Vonovia SE	6,110	291,726
		537,880
Utilities (0.2%):
E.ON AG	24,190	262,645
		5,988,073
Hong Kong (5.5%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	19,636	132,350
Techtronic Industries Co. Ltd.	25,852	197,909
		330,259
Consumer Staples (0.2%):
Sun Art Retail Group Ltd.	143,412	135,859
WH Group Ltd. (c)	138,866	140,797
		276,656
Financials (0.8%):
AIA Group Ltd.	18,870	203,523
Hang Seng Bank	11,894	296,155
Hong Kong Exchanges and Clearing Ltd. (a)	5,548	195,885
The Bank of East Asia Ltd. (a)	68,798	192,441
		888,004

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	102,500	$104,843
Industrials (0.8%):
CK Hutchison Holdings Ltd.	21,186	208,838
MTR Corp. Ltd.	73,138	492,493
NWS Holdings Ltd.	76,000	156,254
		857,585
Real Estate (1.8%):
CK Asset Holdings Ltd.	31,760	248,627
Hang Lung Properties Ltd.	105,000	249,750
Henderson Land Development Co. Ltd.	46,748	257,636
New World Development Co. Ltd.	150,650	235,674
Sino Land Co. Ltd.	110,080	184,608
Sun Hung KAI Properties Ltd.	8,468	143,638
Swire Pacific Ltd., Class A	14,436	177,415
The Wharf Holdings Ltd.	69,000	182,848
Wharf Real Estate Investment	15,000	105,711
Wheelock & Co. Ltd.	22,568	161,790
		1,947,697
Utilities (1.5%):
China Common Rich Renewable Energy INV Ltd. (b) (d)	26,000	1,964
China Gas Holdings Ltd.	39,672	147,537
CK Infrastructure Holdings Ltd.	34,370	280,279
CLP Holdings Ltd.	23,036	254,206
Hong Kong & China Gas Co. Ltd.	221,225	490,516
Power Assets Holdings Ltd.	65,536	471,506
		1,646,008
		6,051,052
Ireland (1.2%):
Communication Services (0.2%):
WPP PLC	14,098	177,247
Consumer Staples (0.2%):
Kerry Group PLC	2,269	270,838
Industrials (0.6%):
DCC PLC	2,152	191,813
Experian PLC	8,836	267,462
Kingspan Group PLC	3,288	178,518
		637,793
Materials (0.2%):
CRH PLC	5,791	188,873
		1,274,751
Israel (0.3%):
Financials (0.3%):
Bank Leumi Le-Israel B.M.	43,512	314,339

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Italy (2.2%):
Consumer Discretionary (0.1%):
Moncler SpA	3,652	$156,100
Consumer Staples (0.2%):
Davide Campari — Milano SpA	21,681	212,334
Energy (0.5%):
Eni SpA	15,588	258,825
Snam SpA	54,567	271,142
		529,967
Financials (0.6%):
Assicurazioni Generali SpA	18,930	356,366
Intesa Sanpaolo SpA	63,567	135,999
UniCredit SpA	10,512	129,372
		621,737
Industrials (0.2%):
Atlantia SpA	9,727	253,331
Utilities (0.6%):
Enel SpA	51,209	357,437
Terna Rete Elettrica Nazionale SpA	48,126	306,375
		663,812
		2,437,281
Japan (19.2%):
Communication Services (1.0%):
KDDI Corp.	7,308	185,988
Nexon Co. Ltd. (b)	6,800	98,531
Nintendo Co. Ltd.	600	219,796
Nippon Telegraph & Telephone Corp.	2,864	133,290
NTT DOCOMO, Inc.	8,492	197,923
SoftBank Group Corp.	2,928	140,289
Yahoo Japan Corp.	56,330	165,123
		1,140,940
Consumer Discretionary (4.3%):
Aisin Seiki Co. Ltd.	3,910	134,565
Bandai Namco Holdings, Inc.	2,900	140,696
Bridgestone Corp.	5,860	230,595
Denso Corp.	4,330	182,077
Fast Retailing Co. Ltd.	500	302,087
Hikari Tsushin, Inc.	1,300	283,275
Honda Motor Co. Ltd.	6,830	176,452
Isuzu Motors Ltd.	13,094	149,038
Koito Manufacturing Co. Ltd.	2,790	148,817
Mitsubishi Motors Corp.	33,100	158,438
Nissan Motor Co. Ltd.	31,976	228,875
Nitori Holdings Co. Ltd.	2,030	268,909
Oriental Land Co. Ltd.	2,608	322,734
Pan Pacific International Holdings Corp.	3,000	190,352

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Panasonic Corp.	20,400	$169,861
Rakuten, Inc.	20,600	244,601
Sekisui House Ltd.	19,472	320,710
Shimano, Inc.	1,740	258,740
Sumitomo Electric Industries Ltd.	14,994	196,744
Suzuki Motor Corp.	2,304	108,232
Toyota Industries Corp.	3,108	170,969
Toyota Motor Corp.	3,324	206,224
Yamaha Corp.	3,700	175,733
		4,768,724
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	4,060	182,474
Japan Tobacco, Inc.	11,944	263,643
Kao Corp.	918	69,915
Kikkoman Corp.	1,900	82,662
Kirin Holdings Co. Ltd.	8,300	178,897
Kose Corp.	900	150,863
MEIJI Holdings Co. Ltd.	1,404	100,286
Seven & i Holdings Co. Ltd.	5,500	186,122
Suntory Beverage & Food Ltd.	4,000	173,840
Uni-Charm Corp.	5,494	165,330
Yakult Honsha Co. Ltd.	1,170	68,919
		1,622,951
Financials (2.2%):
Japan Post Bank Co. Ltd.	31,512	319,797
Japan Post Holdings Co. Ltd.	33,300	376,865
Mitsubishi UFJ Financial Group, Inc.	48,234	229,089
Mizuho Financial Group, Inc.	230,394	333,622
ORIX Corp.	16,468	245,645
Resona Holdings, Inc.	52,146	217,001
Sumitomo Mitsui Financial Group, Inc.	7,284	257,170
Sumitomo Mitsui Trust Holdings, Inc.	6,300	228,273
The Dai-ichi Life Insurance Co. Ltd.	12,488	188,247
		2,395,709
Health Care (1.3%):
Astellas Pharma, Inc.	11,252	160,221
Chugai Pharmaceutical Co. Ltd.	1,830	119,510
Eisai Co. Ltd.	454	25,652
Hoya Corp.	1,218	93,260
Kyowa Hakko Kirin Co. Ltd.	10,600	190,662
M3, Inc.	8,200	149,776
ONO Pharmaceutical Co. Ltd.	8,884	159,220
Otsuka Holdings Co. Ltd.	3,100	101,109
Shionogi & Co. Ltd.	1,828	105,288
Sysmex Corp.	2,674	174,306
Taisho Pharmaceutical Holdings	2,000	153,432
		1,432,436
See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Industrials (4.7%):
Central Japan Railway Co.	1,254	$251,033
Daikin Industries Ltd.	1,766	230,415
East Japan Railway Co.	1,386	129,600
FANUC Corp.	1,130	208,914
Hankyu Hanshin Holdings, Inc.	5,800	207,681
ITOCHU Corp.	12,708	242,902
Japan Airlines Co. Ltd.	7,300	233,153
Komatsu Ltd.	7,388	178,189
Kubota Corp.	13,904	231,260
Makita Corp.	5,078	172,407
Marubeni Corp.	24,274	160,551
Mitsubishi Corp.	8,592	226,357
Mitsubishi Electric Corp.	14,352	188,919
Mitsubishi Heavy Industries Ltd.	7,600	330,720
Mitsui & Co. Ltd.	15,386	250,344
Nidec Corp.	1,654	225,929
Recruit Holdings Co. Ltd.	5,720	190,702
Secom Co. Ltd.	1,810	155,714
SG Holdings Co. Ltd.	6,000	170,037
SMC Corp.	414	154,271
Sumitomo Corp.	15,998	242,270
Taisei Corp.	2,934	106,555
Tokyu Corp.	15,400	273,000
Toyota Tsusho Corp.	4,980	150,832
West Japan Railway Co.	2,600	210,219
Yamato Holdings Co. Ltd.	5,800	117,883
		5,239,857
Information Technology (1.7%):
Canon, Inc.	9,914	289,327
FUJIFILM Holdings Corp.	4,060	205,749
Keyence Corp.	314	192,624
Murata Manufacturing Co. Ltd.	2,802	125,804
Nomura Research Institute Ltd.	10,074	161,390
NTT Data Corp.	15,308	203,775
OBIC Co. Ltd.	1,900	215,028
Omron Corp.	2,300	119,907
Oracle Corp. Japan	1,200	87,607
TDK Corp.	2,000	154,731
Tokyo Electron Ltd.	1,226	171,958
		1,927,900
Materials (1.2%):
Asahi Kasei Corp.	14,268	152,011
JFE Holdings, Inc.	11,204	164,474
Mitsubishi Chem Holdings	26,448	184,645
Nippon Paint Co. Ltd.	3,538	137,188
Nippon Steel & Sumitomo Metal	14,398	246,957
Nitto Denko Corp.	3,364	165,922

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Shin-Etsu Chemical Co. Ltd.	470	$43,752
Toray Industries, Inc.	29,580	224,786
		1,319,735
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	1,440	183,473
Daiwa House Industry Co. Ltd.	5,800	168,996
Mitsubishi Estate Co. Ltd.	15,052	279,956
Mitsui Fudosan Co. Ltd.	9,478	229,696
Sumitomo Realty & Development	7,800	278,427
		1,140,548
Utilities (0.3%):
Kansai Electric Power Co.	12,800	146,583
Tokyo Electric Power Co. Holdings (b)	26,300	137,111
		283,694
		21,272,494
Korea, Republic Of (3.8%):
Communication Services (0.5%):
NAVER Corp.	1,206	119,096
NCSoft Corp.	387	159,909
Netmarble Games Corp. (b) (c)	1,013	99,159
SK Telecom Co. Ltd.	959	215,160
		593,324
Consumer Discretionary (0.6%):
Hyundai Mobis Co. Ltd.	696	141,985
Hyundai Motor Co.	1,402	170,028
Kia Motors Corp.	5,089	193,967
LG Electronics, Inc.	2,505	172,078
		678,058
Consumer Staples (0.4%):
Amorepacific Corp.	563	80,227
KT&G Corp.	2,798	238,741
LG Household & Health Care Ltd.	120	136,486
		455,454
Energy (0.1%):
SK Innovation Co. Ltd.	1,087	149,717
Financials (0.8%):
Hana Financial Group, Inc.	5,989	194,030
KB Financial Group, Inc.	5,152	204,625
Samsung Fire & Marine Insurance Co. Ltd.	825	191,528
Shinhan Financial Group Co. Ltd.	5,881	228,740
		818,923
Health Care (0.1%):
Celltrion, Inc.	598	106,453

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Industrials (0.5%):
LG Corp.	3,026	$201,576
Samsung C&T Corp.	2,016	167,127
SK Holdings Co. Ltd.	872	175,246
		543,949
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	4,952	201,615
Samsung SDI Co. Ltd.	628	128,657
Samsung SDS Co. Ltd.	847	157,749
SK Hynix, Inc.	2,231	134,316
		622,337
Materials (0.2%):
LG Chem Ltd.	480	147,401
Lotte Chemical Corp.	437	95,584
		242,985
		4,211,200
Luxembourg (0.2%):
Energy (0.1%):
Tenaris SA	12,840	168,006
Materials (0.1%):
Arcelormittal	6,059	108,388
		276,394
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	32,400	154,919
Wynn Macau Ltd.	43,600	97,678
		252,597
Mexico (0.1%):
Materials (0.1%):
Fresnillo PLC	9,479	104,732
Netherlands (3.0%):
Communication Services (0.2%):
Koninklijke KPN NV	72,014	221,038
Consumer Staples (0.7%):
Heineken Holding A, Class A	2,696	282,883
Heineken NV	2,614	291,633
Koninklijke Ahold Delhaize NV	9,829	220,992
		795,508
Financials (0.6%):
Exor NV	3,162	221,426
ING Groep NV	14,452	167,511
NN Group NV	6,261	251,960
		640,897

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Health Care (0.4%):
Koninklijke Philips NV	5,055	$219,431
Qiagen NV (b)	6,564	266,318
		485,749
Industrials (0.4%):
Randstad Holding NV	3,291	180,701
Wolters Kluwer NV	4,069	296,134
		476,835
Information Technology (0.2%):
ASML Holding NV	917	191,539
Materials (0.5%):
Akzo Nobel N.V.	2,875	270,093
Koninklijke DSM NV	1,771	218,843
		488,936
		3,300,502
Norway (0.9%):
Communication Services (0.3%):
Telenor ASA	13,753	292,095
Consumer Staples (0.2%):
Marine Harvest ASA	8,635	201,979
Energy (0.2%):
Aker BP ASA	3,537	101,461
Statoil ASA	9,181	181,372
		282,833
Financials (0.2%):
DNB ASA	14,020	260,936
		1,037,843
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	13,373	215,343
Energy (0.2%):
Galp Energia SGPS SA	12,807	196,911
		412,254
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	16,359	138,168
Singapore (2.9%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	167,194	432,601

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Consumer Discretionary (0.3%):
Genting Singapore Ltd.	224,470	$152,667
Jardine Cycle & Carriage Ltd.	7,984	213,839
		366,506
Consumer Staples (0.3%):
Wilmar International Ltd.	134,362	367,517
Financials (0.8%):
DBS Group Holdings Ltd.	16,078	308,557
Oversea-Chinese Banking Corp. Ltd.	37,038	312,141
United Overseas Bank Ltd.	15,992	308,916
		929,614
Industrials (0.8%):
Keppel Corp. Ltd.	52,300	257,498
Singapore Airlines Ltd.	44,000	301,530
Singapore Technologies Engineering Ltd.	94,700	289,834
		848,862
Real Estate (0.3%):
CapitaLand Ltd.	120,636	314,811
		3,259,911
Spain (3.1%):
Communication Services (0.2%):
Telefonica SA	30,452	249,976
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	6,831	205,398
Energy (0.2%):
Repsol SA	13,381	209,691
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	32,531	181,837
Banco Santander SA	45,605	211,549
CaixaBank SA	50,727	145,205
		538,591
Health Care (0.2%):
Grifols SA	6,980	206,307
Industrials (0.7%):
ACS, Actividades de Construccion y Servicios SA	4,947	197,450
Aena SA (c)	1,532	303,558
Ferrovial SA	11,888	304,207
		805,215
Information Technology (0.2%):
Amadeus IT Holding SA	2,639	208,982

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Utilities (0.9%):
Endesa SA	11,465	$294,686
Iberdrola SA	39,490	393,526
Red Electrica Corp. SA	14,830	308,769
		996,981
		3,421,141
Sweden (2.5%):
Communication Services (0.3%):
TeliaSonera AB	67,898	301,671
Consumer Discretionary (0.3%):
Electrolux AB, B Shares	6,512	166,483
Hennes & Mauritz AB, B Shares (a)	8,636	153,852
		320,335
Consumer Staples (0.4%):
Essity AB, Class B	7,809	240,109
Swedish Match AB	3,799	160,440
		400,549
Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A	23,006	212,958
Svenska Handelsbanken AB	24,961	247,082
Swedbank AB, A Shares	9,252	138,999
		599,039
Industrials (0.9%):
Alfa Laval AB	8,382	182,956
Atlas Copco AB, A Shares	6,417	205,189
Epiroc AB, Class A	15,268	159,029
Sandvik AB	11,765	216,237
Volvo AB, Class B	13,145	208,674
		972,085
Information Technology (0.1%):
Hexagon AB, B Shares	3,161	175,589
		2,769,268
Switzerland (6.5%):
Communication Services (0.3%):
Swisscom AG	679	341,031
Consumer Discretionary (0.4%):
CIE Financiere Richemont SA (a)	2,510	213,085
The Swatch Group AG, B shares	596	170,713
		383,798
Consumer Staples (0.9%):
Barry Callebaut AG	137	274,898
Chocoladefabriken Lindt & Spruengli AG	24	174,749

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Coca-Cola HBC AG	5,594	$211,092
Nestle SA, Registered Shares	3,674	380,503
		1,041,242
Financials (1.4%):
Credit Suisse Group AG, Registered Shares	16,300	195,523
Julius Baer Group Ltd.	3,800	169,244
Partners Group Holding AG	325	255,457
Swiss Life Holding AG	691	342,597
UBS Group AG, Registered Shares	16,472	195,814
Zurich Insurance Group AG	999	347,981
		1,506,616
Health Care (1.3%):
Lonza Group AG, Registered Shares	594	200,516
Novartis AG	3,826	349,743
Roche Holding AG	1,018	286,528
Sonova Holding AG, Registered Shares	1,002	227,755
Straumann Holding AG	230	203,036
Vifor Pharma AG	1,420	205,258
		1,472,836
Industrials (1.1%):
ABB Ltd.	12,673	254,421
Geberit AG	585	273,376
Kuehne + Nagel International AG	1,625	241,302
Schindler Holding AG	823	183,273
SGS SA	118	300,744
		1,253,116
Information Technology (0.3%):
Stmicroelectronics NV	6,704	118,890
Temenos AG	830	148,554
		267,444
Materials (0.8%):
EMS-Chemie Holding AG	379	246,051
Givaudan SA, Registered Shares	113	319,151
Glencore PLC	36,937	128,198
Sika AG, Registered Shares	1,267	216,317
		909,717
		7,175,800
United Kingdom (8.8%):
Communication Services (0.4%):
Informa PLC	23,666	250,906
Pearson PLC	18,121	188,529
		439,435
Consumer Discretionary (1.2%):
Barratt Developments PLC	19,086	138,761
Burberry Group PLC	5,982	141,425

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Compass Group PLC	11,894	$284,970
Intercontinental Hotels Group PLC	3,845	252,496
Next PLC	2,571	180,390
Persimmon PLC	5,243	132,941
Whitbread PLC	3,017	177,322
		1,308,305
Consumer Staples (1.8%):
Associated British Foods PLC	6,701	209,558
British American Tobacco PLC	4,206	146,806
Diageo PLC	8,036	345,279
Imperial Tobacco Group PLC	5,996	140,599
Reckitt Benckiser Group PLC	2,868	226,282
Tesco PLC	70,184	202,018
Unilever NV	5,917	360,269
Unilever PLC	5,434	337,697
		1,968,508
Energy (0.4%):
BP PLC	29,221	203,541
Royal Dutch Shell PLC, Class A	7,491	244,678
		448,219
Financials (1.9%):
3I Group PLC	14,766	208,763
Aviva PLC	43,757	231,399
Hargreaves Lansdown PLC	7,442	181,328
HSBC Holdings PLC	29,294	244,330
Legal & General Group PLC	67,235	230,067
Lloyds Banking Group PLC	263,971	189,669
London Stock Exchange Group PLC	4,147	288,861
Prudential PLC	9,319	203,042
Royal Bank of Scotland Group	51,701	144,287
Schroders PLC	5,536	214,386
		2,136,132
Health Care (0.6%):
AstraZeneca PLC	2,611	213,431
GlaxoSmithKline PLC	11,317	226,544
Smith & Nephew PLC	12,953	280,411
		720,386
Industrials (1.3%):
Ashtead Group PLC	5,150	147,388
BAE Systems PLC	32,486	204,339
Bunzl PLC	8,213	216,590
Ferguson PLC	2,750	195,533
International Consolidated Airlines Group SA, ADR	12,985	153,223
Intertek Group PLC	2,922	204,127
RELX PLC	11,056	268,051
		1,389,251

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Information Technology (0.2%):
The Sage Group PLC	20,758	$211,483
Materials (0.8%):
Anglo American PLC	5,719	162,982
Antofagasta PLC	9,789	115,540
Croda International PLC	3,308	215,048
Mondi PLC	7,442	169,139
Rio Tinto PLC	3,316	205,484
		868,193
Utilities (0.2%):
National Grid PLC	19,769	209,791
		9,699,703
United States (0.4%):
Consumer Discretionary (0.1%):
Carnival PLC	3,488	154,075
Industrials (0.3%):
Waste Connections, Inc.	3,469	331,428
		485,503
Total Common Stocks (Cost $107,893,451)		109,556,619
Rights (0.0%) (e)
Spain (0.0%): (e)
Energy (0.0%): (e)
Repsol SA Expires 07/05/19 @ $0.49 (b)	14,371	7,969
Industrials (0.0%): (e)
ACS Actividades de Construccion y Servicios SA Expires 07/09/19 @ $1.38 (b)	5,317	8,341
		16,310
Total Rights (Cost $16,925)		16,310
Investment Companies (0.2%)
United States (0.2%):
BlackRock Liquidity Funds T-Fund, Institutional Class, 2.25% (f)	273,149	273,149
Total Investment Companies (Cost $273,149)		273,149

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2019
Security Description	Shares	Value
Collateral for Securities Loaned^ (2.1%)
United States (2.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (f)	476,510	$476,510
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (f)	613,800	613,800
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (f)	15,940	15,940
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (f)	262,046	262,046
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (f)	357,327	357,327
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (f)	555,863	555,863
Total Collateral for Securities Loaned (Cost $2,281,486)		2,281,486
Total Investments (Cost $110,465,011) — 101.2%		112,127,564
Liabilities in excess of other assets — (1.2)%		(1,381,589)
NET ASSETS — 100.00%		$110,745,975

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $1,022,767 and amounted to 0.9% of net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2019. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	8	9/20/19	$756,312	$769,320	$13,008
	Total unrealized appreciation				$13,008
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$13,008

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2019
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $691,523,932, $32,093,111 and $33,794,011)	$753,230,837	(a)	$30,374,361	(b)	$36,639,950	(c)
Foreign currency, at value (Cost $—, $— and $39,719)	—		—		39,013
Cash and cash equivalents	3,069,005		14,657		166,553
Deposits with brokers for futures contracts	244,423		49,909		44,532
Interest and dividends receivable	769,462		20,515		79,484
Receivable for investments sold	1,169,370		—		3,802,320
Variation margin receivable on open futures contracts	18,499		865		960
Reclaims receivable	—		—		47,168
Receivable from Adviser	24,746		3,425		15,632
Prepaid expenses	2,916		167		101
Total Assets	758,529,258		30,463,899		40,835,713
LIABILITIES:
Payables:
Collateral received on loaned securities	26,456,252		629,600		770,896
Capital shares redeemed	—		—		3,803,537
Accrued expenses and other payables:
Investment advisory fees	177,261		7,257		12,859
Administration fees	19,145		761		1,097
Custodian fees	5,246		610		9,654
Chief Compliance Officer fees	498		17		24
Trustees' fees	1,865		106		124
Other accrued expenses	94,019		11,603		22,325
Total Liabilities	26,754,286		649,954		4,620,516
NET ASSETS:
Capital	697,888,358		36,419,643		34,687,088
Total distributable earnings/(loss)	33,886,614		(6,605,698)		1,528,109
Net Assets	$731,774,972		$29,813,945		$36,215,197
Shares Outstanding (unlimited shares authorized, no par value):	13,950,000		650,000		950,000
Net asset value:	$52.46		$45.87		$38.12

(a)  Includes $25,996,281 of securities on loan.

(b)  Includes $615,138 of securities on loan.

(c)  Includes $734,882 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2019
	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $17,116,336, $330,211,590 and $80,837,379)	$18,245,151	(a)	$346,629,889	(b)	$79,388,872	(c)
Foreign currency, at value (Cost $15,646, $— and $—)	15,657		—		—
Cash and cash equivalents	124,457		1,099,309		191,607
Deposits with brokers for futures contracts	32,949		192,561		85,267
Interest and dividends receivable	75,910		702,503		107,303
Variation margin receivable on open futures contracts	—		5,567		2,716
Reclaims receivable	103		—		—
Receivable from Adviser	5,009		15,396		5,882
Prepaid expenses	84		745		239
Total Assets	18,499,320		348,645,970		79,781,886
LIABILITIES:
Payables:
Collateral received on loaned securities	121,603		16,972,694		4,466,080
Variation margin payable on open futures contracts	405		—		—
Accrued expenses and other payables:
Investment advisory fees	6,639		80,245		17,764
Administration fees	528		9,249		2,012
Custodian fees	7,488		2,041		755
Chief Compliance Officer fees	12		227		52
Trustees' fees	67		844		211
Other accrued expenses	28,265		53,793		17,722
Total Liabilities	165,007		17,119,093		4,504,596
NET ASSETS:
Capital	17,481,394		330,484,331		82,981,281
Total distributable earnings/(loss)	852,919		1,042,546		(7,703,991)
Net Assets	$18,334,313		$331,526,877		$75,277,290
Shares Outstanding (unlimited shares authorized, no par value):	700,000		7,050,000		1,700,000
Net asset value:	$26.19		$47.03		$44.28

(a)  Includes $122,984 of securities on loan.

(b)  Includes $16,652,621 of securities on loan.

(c)  Includes $4,388,032 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2019
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
ASSETS:
Investments, at value (Cost $43,684,436, $40,226,310 and $15,400,307)	$42,377,077	(a)	$39,998,007	(b)	$16,592,624	(c)
Foreign currency, at value (Cost $44,088, $48,368 and $—)	44,511		48,399		—
Cash and cash equivalents	25,010		37,197		44,013
Deposits with brokers for futures contracts	47,572		19,169		8,229
Interest and dividends receivable	178,883		362,248		12,133
Receivable for investments sold	—		35		—
Variation margin receivable on open futures contracts	480		—		—
Reclaims receivable	94,398		—		—
Receivable from Adviser	7,472		8,896		5,314
Prepaid expenses	204		92		46
Total Assets	42,775,607		40,474,043		16,662,359
LIABILITIES:
Payables:
Collateral received on loaned securities	2,202,338		187,255		197,736
Variation margin payable on open futures contracts	—		154		—
Accrued expenses and other payables:
Investment advisory fees	13,159		14,230		4,008
Administration fees	1,083		945		308
Custodian fees	3,494		5,608		411
Chief Compliance Officer fees	24		29		12
Trustees' fees	123		119		1,611
Other accrued expenses	15,357		14,437		8,684
Total Liabilities	2,235,578		222,777		212,770
NET ASSETS:
Capital	44,337,381		41,622,136		15,626,041
Total distributable earnings/(loss)	(3,797,352)		(1,370,870)		823,548
Net Assets	$40,540,029		$40,251,266		$16,449,589
Shares Outstanding (unlimited shares authorized, no par value):	1,250,000		1,650,000		500,000
Net asset value:	$32.43		$24.39		$32.90

(a)  Includes $2,103,839 of securities on loan.

(b)  Includes $178,124 of securities on loan.

(c)  Includes $194,674 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2019
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $40,313,230, $799,350,013 and $707,755,222)	$43,045,839	(a)	$861,573,475	(b)	$742,452,558	(c)
Cash and cash equivalents	128,384		83,958		109,766
Deposits with brokers for futures contracts	43,087		338,239		429,072
Interest and dividends receivable	54,488		876,466		1,505,270
Receivable for investments sold	—		1,322,097		2,266,072
Variation margin receivable on open futures contracts	665		20,938		11,121
Receivable from Adviser	5,252		13,934		14,461
Prepaid expenses	180		4,845		4,006
Total Assets	43,277,895		864,233,952		746,792,326
LIABILITIES:
Payables:
Collateral received on loaned securities	39,602		35,171,021		47,419,811
Capital shares redeemed	—		—		2,277,214
Accrued expenses and other payables:
Investment advisory fees	10,233		202,505		171,774
Administration fees	1,232		20,836		18,505
Custodian fees	518		7,570		5,942
Chief Compliance Officer fees	27		567		482
Trustees' fees	133		2,202		1,824
Other accrued expenses	13,575		99,882		82,553
Total Liabilities	65,320		35,504,583		49,978,105
NET ASSETS:
Capital	40,930,540		882,148,142		771,104,948
Total distributable earnings/(loss)	2,282,035		(53,418,773)		(74,290,727)
Net Assets	$43,212,575		$828,729,369		$696,814,221
Shares Outstanding (unlimited shares authorized, no par value):	1,400,000		16,950,000		15,300,000
Net asset value:	$30.87		$48.89		$45.54

(a)  Includes $39,000 of securities on loan.

(b)  Includes $34,534,482 of securities on loan.

(c)  Includes $46,580,043 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2019
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $90,395,672 and $110,465,011)	$92,690,085	(a)	$112,127,564	(b)
Foreign currency, at value (Cost $— and $104,726)	—		105,554
Cash and cash equivalents	—		190,611
Deposits with brokers for futures contracts	82,907		215,158
Interest and dividends receivable	131,048		231,817
Receivable for investments sold	—		3,204,634
Variation margin receivable on open futures contracts	4,325		4,802
Reclaims receivable	—		215,475
Receivable from Adviser	4,487		18,314
Prepaid expenses	554		712
Total Assets	92,913,406		116,314,641
LIABILITIES:
Payables:
Collateral received on loaned securities	251,150		2,281,486
Capital shares redeemed	—		3,202,988
Accrued expenses and other payables:
Investment advisory fees	23,433		38,067
Administration fees	2,426		2,926
Custodian fees	1,128		11,764
Chief Compliance Officer fees	63		76
Trustees' fees	270		323
Other accrued expenses	21,189		31,036
Total Liabilities	299,659		5,568,666
NET ASSETS:
Capital	128,595,625		125,539,459
Total distributable earnings/(loss)	(35,981,878)		(14,793,484)
Net Assets	$92,613,747		$110,745,975
Shares Outstanding (unlimited shares authorized, no par value):	2,450,000		3,450,000
Net asset value:	$37.80		$32.10

(a)  Includes $242,537 of securities on loan.

(b)  Includes $2,184,982 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2019
	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Investment Income:
Dividends	$12,013,395	$629,666	$1,224,232
Interest	33,513	3,493	3,011
Securities lending (net of fees)	57,979	10,939	9,864
Foreign tax withholding	(2,089)	(147)	(149,606)
Total Income	12,102,798	643,951	1,087,501
Expenses:
Investment advisory fees	1,983,826	112,839	120,885
Administration fees	410,438	23,287	18,845
Custodian fees	29,348	3,836	39,935
Servicing fees	4,288	4,197	4,201
Trustees' fees	51,903	4,376	3,493
Chief Compliance Officer fees	5,095	243	226
Legal and audit fees	84,643	10,506	11,522
Line of credit fees	—	—	217
Other expenses	109,052	12,418	21,885
Total Expenses	2,678,593	171,702	221,209
Expenses waived/reimbursed by Adviser	(362,560)	(40,167)	(84,815)
Net Expenses	2,316,033	131,535	136,394
Net Investment Income (Loss)	9,786,765	512,416	951,107
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	14,464,844	1,409,783	(853,796)
Net realized gains (losses) from futures contracts	133,099	312	1,886
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	26,148,095	(4,299,043)	1,906,598
Net change in unrealized appreciation/depreciation on futures contracts	96,156	7,859	5,036
Net realized/unrealized gains (losses) on investments	40,842,194	(2,881,089)	1,059,724
Change in net assets resulting from operations	$50,628,959	$(2,368,673)	$2,010,831

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2019
	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Income:
Dividends	$601,977	$8,145,327	$1,945,951
Interest	2,163	17,318	6,734
Securities lending (net of fees)	4,602	6,865	33,458
Foreign tax withholding	(73,444)	—	(717)
Total Income	535,298	8,169,510	1,985,426
Expenses:
Investment advisory fees	81,936	664,671	172,610
Administration fees	11,289	138,161	35,771
Custodian fees	102,573	13,061	4,625
Servicing fees	4,204	4,204	4,199
Trustees' fees	2,872	16,639	5,550
Chief Compliance Officer fees	96	1,658	419
Legal and audit fees	27,904	34,608	13,454
Line of credit fees	1,018	—	—
Other expenses	24,517	50,994	16,036
Total Expenses	256,409	923,996	252,664
Expenses waived/reimbursed by Adviser	(164,744)	(146,752)	(50,983)
Net Expenses	91,665	777,244	201,681
Net Investment Income (Loss)	443,633	7,392,266	1,783,745
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(262,434)	6,302,081	2,611,997
Foreign taxes on realized gains	(9,296)	—	—
Net realized gains (losses) from futures contracts	(13,050)	59,179	(19,071)
Net change in unrealized appreciation/ depreciation on investment securities	571,787	11,558,288	(3,993,842)
Net change in unrealized appreciation/ depreciation on futures contracts	11,706	23,377	7,263
Net realized/unrealized gains (losses) on investments	298,713	17,942,925	(1,393,653)
Change in net assets resulting from operations	$742,346	$25,335,191	$390,092

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2019
	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
Investment Income:
Dividends	$2,748,484	$1,827,579	$197,002
Interest	3,889	3,062	489
Securities lending (net of fees)	31,914	1,288	210
Foreign tax withholding	(389,734)	(218,213)	—
Total Income	2,394,553	1,613,716	197,701
Expenses:
Investment advisory fees	173,975	120,301	30,876
Administration fees	26,961	16,634	6,408
Custodian fees	18,827	56,672	4,215
Servicing fees	4,204	4,822	4,092
Trustees' fees	4,881	3,241	1,733
Chief Compliance Officer fees	340	202	77
Legal and audit fees	12,418	19,429	8,056
Line of credit fees	375	1,883	—
Other expenses	14,526	13,375	5,197
Total Expenses	256,507	236,559	60,654
Expenses waived/reimbursed by Adviser	(60,475)	(101,122)	(24,542)
Net Expenses	196,032	135,437	36,112
Net Investment Income (Loss)	2,198,521	1,478,279	161,589
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(1,757,615)	(1,606,182)	801,892
Foreign taxes on realized gains	—	(6,682)	—
Net realized gains (losses) from futures contracts	(52,191)	(14,008)	179
Net change in unrealized appreciation/ depreciation on investment securities	(237,033)	1,897,053	838,524
Net change in unrealized appreciation/ depreciation on futures contracts	5,098	1,106	—
Net realized/unrealized gains (losses) on investments	(2,041,741)	271,287	1,640,595
Change in net assets resulting from operations	$156,780	$1,749,566	$1,802,184

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2019
	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Income:
Dividends	$805,344	$17,997,092	$27,319,697
Interest	2,023	3,941	5,814
Securities lending (net of fees)	738	71,448	46,005
Foreign tax withholding	—	(2,044)	—
Total Income	808,105	18,070,437	27,371,516
Expenses:
Investment advisory fees	84,636	2,908,211	2,303,215
Administration fees	17,614	600,300	475,706
Custodian fees	3,530	45,327	41,481
Servicing fees	4,092	4,290	4,288
Trustees' fees	3,088	80,047	62,817
Chief Compliance Officer fees	200	7,622	6,030
Legal and audit fees	10,061	107,942	91,002
Other expenses	11,696	130,232	96,191
Total Expenses	134,917	3,883,971	3,080,730
Expenses waived/reimbursed by Adviser	(35,840)	(492,244)	(394,050)
Net Expenses	99,077	3,391,727	2,686,680
Net Investment Income (Loss)	709,028	14,678,710	24,684,836
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(925,111)	(39,055,391)	(39,964,399)
Net realized gains (losses) from futures contracts	11,476	153,348	(38,318)
Net change in unrealized appreciation/ depreciation on investment securities	2,559,298	5,726,190	15,383,233
Net change in unrealized appreciation/ depreciation on futures contracts	2,956	143,809	88,940
Net realized/unrealized gains (losses) on investments	1,648,619	(33,032,044)	(24,530,544)
Change in net assets resulting from operations	$2,357,647	$(18,353,334)	$154,292

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2019
	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
Investment Income:
Dividends	$2,074,950	$5,058,402
Interest	2,566	1,142
Securities lending (net of fees)	26,334	35,138
Foreign tax withholding	(238)	(503,719)
Total Income	2,103,612	4,590,963
Expenses:
Investment advisory fees	343,812	597,402
Administration fees	70,988	92,435
Custodian fees	6,075	66,839
Servicing fees	4,210	4,205
Trustees' fees	10,648	14,155
Chief Compliance Officer fees	891	1,197
Legal and audit fees	18,692	22,227
Line of credit fees	3,703	573
Other expenses	26,501	39,749
Total Expenses	485,520	838,782
Expenses waived/reimbursed by Adviser	(82,041)	(167,208)
Net Expenses	403,479	671,574
Net Investment Income (Loss)	1,700,133	3,919,389
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(19,133,494)	(6,747,820)
Net realized gains (losses) from futures contracts	40,605	(40,712)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(7,799,046)	(2,641,718)
Net change in unrealized appreciation/depreciation on futures contracts	25,864	22,796
Net realized/unrealized gains (losses) on investments	(26,866,071)	(9,407,454)
Change in net assets resulting from operations	$(25,165,938)	$(5,488,065)

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$9,786,765	$5,705,606	$512,416	$352,570	$951,107	$478,765
Net realized gains (losses) from investments	14,597,943	24,992,063	1,410,095	3,253,519	(851,910)	659,926
Net change in unrealized appreciation/ depreciation on investments	26,244,251	18,418,955	(4,291,184)	1,088,968	1,911,634	(248,818)
Change in net assets resulting from operations	50,628,959	49,116,624	(2,368,673)	4,695,057	2,010,831	889,873
Change in net assets resulting from distributions to shareholders (a)	(9,387,343)	(5,493,806)	(530,031)	(350,537)	(942,198)	(470,597)
Change in net assets resulting from capital transactions	123,163,001	230,826,334	(8,548,089)	11,477,938	13,649,150	8,057,297
Change in net assets	164,404,617	274,449,152	(11,446,793)	15,822,458	14,717,783	8,476,573
Net Assets:
Beginning of period	567,370,355	292,921,203	41,260,738	25,438,280	21,497,414	13,020,841
End of period	$731,774,972	$567,370,355	$29,813,945	$41,260,738	$36,215,197	$21,497,414
Capital Transactions:
Proceeds from shares issued	298,196,716	382,162,595	28,692,604	34,043,827	22,981,655	12,040,236
Cost of shares redeemed	(175,033,715)	(151,336,261)	(37,240,693)	(22,565,889)	(9,332,505)	(3,982,939)
Change in net assets resulting from capital transactions	123,163,001	230,826,334	(8,548,089)	11,477,938	13,649,150	8,057,297
Share Transactions:
Issued	5,950,000	7,950,000	600,000	750,000	650,000	300,000
Redeemed	(3,500,000)	(3,100,000)	(800,000)	(500,000)	(250,000)	(100,000)
Change in Shares	2,450,000	4,850,000	(200,000)	250,000	400,000	200,000

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 8 in the Notes to Financial Statements).
See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$443,633	$606,309	$7,392,266	$4,193,272	$1,783,745	$1,386,793
Net realized gains (losses) from investments	(284,780)	3,424,454	6,361,260	8,645,786	2,592,926	3,481,128
Net change in unrealized appreciation/ depreciation on investments	583,493	(1,912,020)	11,581,665	525,911	(3,986,579)	1,836,675
Change in net assets resulting from operations	742,346	2,118,743	25,335,191	13,364,969	390,092	6,704,596
Change in net assets resulting from distributions to shareholders (a)	(1,357,525)	(1,624,922)	(6,679,386)	(4,292,079)	(1,707,481)	(1,457,987)
Change in net assets resulting from capital transactions	—	(14,936,943)	168,683,788	14,933,024	32,929,668	6,093,407
Change in net assets	(615,179)	(14,443,122)	187,339,593	24,005,914	31,612,279	11,340,016
Net Assets:
Beginning of period	18,949,492	33,392,614	144,187,284	120,181,370	43,665,011	32,324,995
End of period	$18,334,313	$18,949,492	$331,526,877	$144,187,284	$75,277,290	$43,665,011
Capital Transactions:
Proceeds from shares issued	—	3,024,918	290,937,852	105,456,748	72,072,068	42,447,183
Cost of shares redeemed	—	(17,961,861)	(122,254,064)	(90,523,724)	(39,142,400)	(36,353,776)
Change in net assets resulting from capital transactions	—	(14,936,943)	168,683,788	14,933,024	32,929,668	6,093,407
Share Transactions:
Issued	—	100,000	6,500,000	2,400,000	1,600,000	1,000,000
Redeemed	—	(600,000)	(2,650,000)	(2,050,000)	(850,000)	(850,000)
Change in Shares	—	(500,000)	3,850,000	350,000	750,000	150,000

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 8 in the Notes to Financial Statements).

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	For the Period October 26, 2017 through June 30, 2018(a)	Year Ended June 30, 2019	Year Ended June 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$2,198,521	$1,675,655	$1,478,279	$410,601	$161,589	$120,160
Net realized gains (losses) from investments	(1,809,806)	1,539,234	(1,626,872)	120,539	802,071	319,823
Net change in unrealized appreciation/ depreciation on investments	(231,935)	(2,576,324)	1,898,159	(2,125,137)	838,524	284,045
Change in net assets resulting from operations	156,780	638,565	1,749,566	(1,593,997)	1,802,184	724,028
Change in net assets resulting from distributions to shareholders (b)	(2,195,385)	(1,619,642)	(1,289,328)	(334,938)	(154,436)	(116,651)
Change in net assets resulting from capital transactions	(3,245,348)	14,263,656	18,258,598	23,461,365	7,699,980	2,601,811
Change in net assets	(5,283,953)	13,282,579	18,718,836	21,532,430	9,347,728	3,209,188
Net Assets:
Beginning of period	45,823,982	32,541,403	21,532,430	—	7,101,861	3,892,673
End of period	$40,540,029	$45,823,982	$40,251,266	$21,532,430	$16,449,589	$7,101,861
Capital Transactions:
Proceeds from shares issued	4,686,683	26,698,800	21,602,286	23,461,365	14,036,615	6,794,590
Cost of shares redeemed	(7,932,031)	(12,435,144)	(3,343,688)	—	(6,336,635)	(4,192,779)
Change in net assets resulting from capital transactions	(3,245,348)	14,263,656	18,258,598	23,461,365	7,699,980	2,601,811
Share Transactions:
Issued	150,000	750,000	900,000	900,000	450,000	250,000
Redeemed	(250,000)	(350,000)	(150,000)	—	(200,000)	(150,000)
Change in Shares	(100,000)	400,000	750,000	900,000	250,000	100,000

(a)  The Fund commenced operations on October 26, 2017.

(b)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 8 in the Notes to Financial Statements).

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$709,028	$109,618	$14,678,710	$8,989,753	$24,684,836	$18,850,437
Net realized gains (losses) from investments	(913,635)	126,449	(38,902,043)	41,515,455	(40,002,717)	36,578,511
Net change in unrealized appreciation/ depreciation on investments	2,562,254	188,786	5,869,999	20,477,654	15,472,173	269,683
Change in net assets resulting from operations	2,357,647	424,853	(18,353,334)	70,982,862	154,292	55,698,631
Change in net assets resulting from distributions to shareholders (a)	(627,227)	(98,884)	(14,515,692)	(8,545,250)	(24,059,137)	(18,927,936)
Change in net assets resulting from capital transactions	33,208,682	5,464,103	(89,812,663)	473,126,725	(17,541,016)	229,562,322
Change in net assets	34,939,102	5,790,072	(122,681,689)	535,564,337	(41,445,861)	266,333,017
Net Assets:
Beginning of period	8,273,473	2,483,401	951,411,058	415,846,721	738,260,082	471,927,065
End of period	$43,212,575	$8,273,473	$828,729,369	$951,411,058	$696,814,221	$738,260,082
Capital Transactions:
Proceeds from shares issued	66,623,191	8,142,957	506,703,403	705,160,890	361,365,589	645,087,685
Cost of shares redeemed	(33,414,509)	(2,678,854)	(596,516,066)	(232,034,165)	(378,906,605)	(415,525,363)
Change in net assets resulting from capital transactions	33,208,682	5,464,103	(89,812,663)	473,126,725	(17,541,016)	229,562,322
Share Transactions:
Issued	2,300,000	300,000	10,250,000	14,600,000	7,650,000	14,250,000
Redeemed	(1,200,000)	(100,000)	(12,600,000)	(4,750,000)	(8,300,000)	(9,200,000)
Change in Shares	1,100,000	200,000	(2,350,000)	9,850,000	(650,000)	5,050,000

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 8 in the Notes to Financial Statements).

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$1,700,133	$937,200	$3,919,389	$3,753,566
Net realized gains (losses) from investments	(19,092,889)	6,030,929	(6,788,532)	3,995,306
Net change in unrealized appreciation/depreciation on investments	(7,773,182)	5,475,692	(2,618,922)	(2,480,069)
Change in net assets resulting from operations	(25,165,938)	12,443,821	(5,488,065)	5,268,803
Change in net assets resulting from distributions to shareholders (a)	(1,699,060)	(914,103)	(4,201,929)	(3,545,391)
Change in net assets resulting from capital transactions	3,321,549	46,656,676	(58,667,327)	95,229,946
Change in net assets	(23,543,449)	58,186,394	(68,357,321)	96,953,358
Net Assets:
Beginning of period	116,157,196	57,970,802	179,103,296	82,149,938
End of period	$92,613,747	$116,157,196	$110,745,975	$179,103,296
Capital Transactions:
Proceeds from shares issued	73,395,864	86,697,217	1,668,844	112,807,667
Cost of shares redeemed	(70,074,315)	(40,040,541)	(60,336,171)	(17,577,721)
Change in net assets resulting from capital transactions	3,321,549	46,656,676	(58,667,327)	95,229,946
Share Transactions:
Issued	1,600,000	1,950,000	50,000	3,250,000
Redeemed	(1,600,000)	(900,000)	(1,900,000)	(500,000)
Change in Shares	—	1,050,000	(1,850,000)	2,750,000

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 8 in the Notes to Financial Statements).

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US 500 Volatility Wtd ETF
Year Ended 06/30/19	$49.34	0.73	3.09		3.82	(0.70)	—
Year Ended 06/30/18	$44.05	0.63	5.26		5.89	(0.60)	—
Year Ended 06/30/17	$37.24	0.60	6.71		7.31	(0.50)	—
Year Ended 06/30/16	$36.78	0.57	0.42		0.99	(0.51)	(0.02)
07/01/14(f) through 06/30/15	$35.00	0.49	1.73		2.22	(0.44)	—
VictoryShares US Small Cap Volatility Wtd ETF
Year Ended 06/30/19	$48.54	0.63	(2.62)		(1.99)	(0.68)	—
Year Ended 06/30/18	$42.40	0.50	6.14		6.64	(0.50)	—
Year Ended 06/30/17	$34.35	0.50	8.01		8.51	(0.46)	—
07/07/15(f) through 06/30/16	$35.00	0.41	(0.72)		(0.31)	(0.34)	—
VictoryShares International Volatility Wtd ETF
Year Ended 06/30/19	$39.09	1.17	(1.07	)(g)	0.10	(1.07)	—
Year Ended 06/30/18	$37.20	1.04	1.81		2.85	(0.96)	—
Year Ended 06/30/17	$32.11	0.76	5.10		5.86	(0.77)	—
08/19/15(f) through 06/30/16	$35.00	0.85	(3.15)		(2.30)	(0.59)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Excludes impact of in-kind transactions.

(f)  Commencement of operations.

(g)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)(d)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares US 500 Volatility Wtd ETF
Year Ended 06/30/19	(0.70)	$52.46	7.86%	0.35%	1.48%	0.40%	$731,775	46%
Year Ended 06/30/18	(0.60)	$49.34	13.42%	0.35%	1.32%	0.41%	$567,370	36%
Year Ended 06/30/17	(0.50)	$44.05	19.72%	0.35%	1.43%	0.47%	$292,921	26%
Year Ended 06/30/16	(0.53)	$37.24	2.78%	0.35%	1.59%	0.74%	$44,689	31%
07/01/14(f) through 06/30/15	(0.44)	$36.78	6.38%	0.54%	1.37%	1.39%	$9,194	23%
VictoryShares US Small Cap Volatility Wtd ETF
Year Ended 06/30/19	(0.68)	$45.87	(4.07)%	0.35%	1.36%	0.46%	$29,814	62%
Year Ended 06/30/18	(0.50)	$48.54	15.75%	0.35%	1.10%	0.47%	$41,261	47%
Year Ended 06/30/17	(0.46)	$42.40	24.86%	0.35%	1.25%	0.68%	$25,438	47%
07/07/15(f) through 06/30/16	(0.34)	$34.35	(0.86)%	0.35%	1.28%	1.44%	$10,304	50%
VictoryShares International Volatility Wtd ETF
Year Ended 06/30/19	(1.07)	$38.12	0.33%	0.45%	3.14%	0.73%	$36,215	53%
Year Ended 06/30/18	(0.96)	$39.09	7.62%	0.45%	2.61%	0.98%	$21,497	37%
Year Ended 06/30/17	(0.77)	$37.20	18.44%	0.45%	2.25%	1.54%	$13,021	46%
08/19/15(f) through 06/30/16	(0.59)	$32.11	(6.58)%	0.45%	2.99%	2.31%	$12,844	31%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares Emerging Market Volatility Wtd ETF
Year Ended 06/30/19	$27.07	0.63	0.43	1.06	(0.53)	(1.41)
Year Ended 06/30/18	$27.83	0.64	0.29	0.93	(0.60)	(1.09)
Year Ended 06/30/17	$25.28	0.55	2.64	3.19	(0.52)	(0.12)
03/22/16(f) through 06/30/16	$25.00	0.25	0.13	0.38	(0.10)	—
VictoryShares US Large Cap High Div Volatility Wtd ETF
Year Ended 06/30/19	$45.06	1.51	1.83	3.34	(1.37)	—
Year Ended 06/30/18	$42.17	1.34	2.92	4.26	(1.37)	—
Year Ended 06/30/17	$37.58	1.24	4.46	5.70	(1.11)	—
07/07/15(f) through 06/30/16	$35.00	1.28	2.35	3.63	(1.05)	—
VictoryShares US Small Cap High Div Volatility Wtd ETF
Year Ended 06/30/19	$45.96	1.38	(1.74)	(0.36)	(1.32)	—
Year Ended 06/30/18	$40.41	1.39	5.61	7.00	(1.45)	—
Year Ended 06/30/17	$35.40	1.43	4.93	6.36	(1.35)	—
07/07/15(f) through 06/30/16	$35.00	1.18	0.21	1.39	(0.99)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Excludes impact of in-kind transactions.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)(d)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares Emerging Market Volatility Wtd ETF
Year Ended 06/30/19	(1.94)	$26.19	4.46%	0.50%	2.44%	1.41%	$18,334	60%
Year Ended 06/30/18	(1.69)	$27.07	3.09%	0.50%	2.19%	1.23%	$18,949	53%
Year Ended 06/30/17	(0.64)	$27.83	12.76%	0.50%	2.11%	1.91%	$33,393	38%
03/22/16(f) through 06/30/16	(0.10)	$25.28	1.56%	0.50%	3.70%	6.26%	$12,642	1%
VictoryShares US Large Cap High Div Volatility Wtd ETF
Year Ended 06/30/19	(1.37)	$47.03	7.59%	0.35%	3.33%	0.42%	$331,527	66%
Year Ended 06/30/18	(1.37)	$45.06	10.23%	0.35%	3.04%	0.42%	$144,187	52%
Year Ended 06/30/17	(1.11)	$42.17	15.37%	0.35%	3.05%	0.45%	$120,181	48%
07/07/15(f) through 06/30/16	(1.05)	$37.58	10.62%	0.35%	3.69%	0.72%	$41,333	46%
VictoryShares US Small Cap High Div Volatility Wtd ETF
Year Ended 06/30/19	(1.32)	$44.28	(0.70)%	0.35%	3.10%	0.44%	$75,277	83%
Year Ended 06/30/18	(1.45)	$45.96	17.64%	0.35%	3.23%	0.45%	$43,665	68%
Year Ended 06/30/17	(1.35)	$40.41	18.07%	0.35%	3.65%	0.55%	$32,325	65%
07/07/15(f) through 06/30/16	(0.99)	$35.40	4.15%	0.35%	3.59%	0.92%	$14,160	78%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares International High Div Volatility Wtd ETF
Year Ended 06/30/19	$33.94	1.63	(1.48)	0.15	(1.66)	—
Year Ended 06/30/18	$34.25	1.47	(0.41)	1.06	(1.37)	—
Year Ended 06/30/17	$30.65	1.40	3.47	4.87	(1.27)	—
08/19/15(f) through 06/30/16	$35.00	1.37	(4.71)	(3.34)	(1.01)	—
VictoryShares Emerging Market High Div Volatility Wtd ETF
Year Ended 06/30/19	$23.92	1.31	0.35	1.66	(1.05)	(0.14)
10/26/17(f) through 06/30/18	$24.95	0.78	(1.29)	(0.51)	(0.52)	—
VictoryShares Dividend Accelerator ETF
Year Ended 06/30/19	$28.41	0.48	4.47	4.95	(0.46)	—
Year Ended 06/30/18	$25.95	0.48	2.45	2.93	(0.47)	—
04/18/17(f) through 06/30/17	$25.26	0.12	0.65	0.77	(0.08)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Excludes impact of in-kind transactions.

(f)  Commencement of operations.

(g)  During the period the Fund paid interest fees. Excluding these fees, the ratio of net expense to average net assets for the year was 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)		Net Investment Income (Loss)(c)(d)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares International High Div Volatility Wtd ETF
Year Ended 06/30/19	(1.66)	$32.43	0.58%	0.45%		5.06%	0.59%	$40,540	76%
Year Ended 06/30/18	(1.37)	$33.94	3.00%	0.45%		4.14%	0.60%	$45,824	58%
Year Ended 06/30/17	(1.27)	$34.25	16.16%	0.45%		4.32%	0.77%	$32,541	69%
08/19/15(f) through 06/30/16	(1.01)	$30.65	(9.63)%	0.45%		4.98%	1.17%	$16,855	53%
VictoryShares Emerging Market High Div Volatility Wtd ETF
Year Ended 06/30/19	(1.19)	$24.39	7.30%	0.51	%(g)	5.52%	0.88%	$40,251	103%
10/26/17(f) through 06/30/18	(0.52)	$23.92	(2.17)%	0.50%		4.44%	1.05%	$21,532	52%
VictoryShares Dividend Accelerator ETF
Year Ended 06/30/19	(0.46)	$32.90	17.60%	0.35%		1.57%	0.59%	$16,450	62%
Year Ended 06/30/18	(0.47)	$28.41	11.33%	0.35%		1.75%	0.67%	$7,102	43%
04/18/17(f) through 06/30/17	(0.08)	$25.95	3.05%	0.35%		2.31%	1.92%	$3,893	—%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US Multi-Factor Minimum Volatility ETF
Year Ended 06/30/19	$27.58	0.73	3.20	3.93	(0.64)	—
Year Ended 06/30/18	$24.83	0.63	2.69	3.32	(0.57)	—
06/22/17(f) through 06/30/17	$24.97	0.02	(0.16)	(0.14)	—	—
VictoryShares US 500 Enhanced Volatility Wtd ETF
Year Ended 06/30/19	$49.30	0.73	(0.42)	0.31	(0.72)	—
Year Ended 06/30/18	$44.00	0.64	5.25	5.89	(0.59)	—
Year Ended 06/30/17	$37.23	0.58	6.71	7.29	(0.52)	—
Year Ended 06/30/16	$36.76	0.56	0.45	1.01	(0.54)	—
07/01/14(f) through 06/30/15	$35.00	0.49	1.65	2.14	(0.38)	—
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Year Ended 06/30/19	$46.29	1.46	(0.80)	0.66	(1.41)	—
Year Ended 06/30/18	$43.30	1.39	2.99	4.38	(1.39)	—
Year Ended 06/30/17	$38.59	1.28	4.58	5.86	(1.15)	—
Year Ended 06/30/16	$35.38	1.27	3.18	4.45	(1.24)	—
07/01/14(f) through 06/30/15	$35.00	1.12	0.20	1.32	(0.94)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Excludes impact of in-kind transactions.

(f)  Commencement of operations.

(g)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)(d)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares US Multi-Factor Minimum Volatility ETF
Year Ended 06/30/19	(0.64)	$30.87	14.47%	0.35%	2.50%	0.48%	$43,213	34%
Year Ended 06/30/18	(0.57)	$27.58	13.41%	0.35%	2.33%	0.74%	$8,273	26%
06/22/17(f) through 06/30/17	—	$24.83	(0.54)%	0.35%	3.20%	7.21%	$2,483	—%
VictoryShares US 500 Enhanced Volatility Wtd ETF
Year Ended 06/30/19	(0.72)	$48.89	0.69%	0.35%	1.51%	0.40%	$828,729	116	%(g)
Year Ended 06/30/18	(0.59)	$49.30	13.42%	0.35%	1.32%	0.41%	$951,411	37%
Year Ended 06/30/17	(0.52)	$44.00	19.72%	0.35%	1.42%	0.45%	$415,847	26%
Year Ended 06/30/16	(0.54)	$37.23	2.79%	0.35%	1.56%	0.58%	$141,470	36%
07/01/14(f) through 06/30/15	(0.38)	$36.76	6.15%	0.59%	1.34%	0.81%	$86,397	13%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Year Ended 06/30/19	(1.41)	$45.54	1.52%	0.35%	3.22%	0.40%	$696,814	143	%(g)
Year Ended 06/30/18	(1.39)	$46.29	10.23%	0.35%	3.06%	0.41%	$738,260	52%
Year Ended 06/30/17	(1.15)	$43.30	15.35%	0.35%	3.06%	0.43%	$471,927	49%
Year Ended 06/30/16	(1.24)	$38.59	12.89%	0.35%	3.51%	0.56%	$156,278	52%
07/01/14(f) through 06/30/15	(0.94)	$35.38	3.77%	0.59%	3.09%	0.77%	$86,678	17%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Year Ended 06/30/19	$47.41	0.64	(9.61)		(8.97)	(0.64)	—
Year Ended 06/30/18	$41.41	0.50	5.98		6.48	(0.48)	—
Year Ended 06/30/17	$33.55	0.49	7.84		8.33	(0.47)	—
Year Ended 06/30/16	$39.23	0.34	(5.71	)(g)	(5.37)	(0.31)	—
07/31/14(f) through 06/30/15	$35.00	0.40	4.16		4.56	(0.33)	—
VictoryShares Developed Enhanced Volatility Wtd ETF
Year Ended 06/30/19	$33.79	0.85	(1.59)		(0.74)	(0.95)	—
Year Ended 06/30/18	$32.22	0.94	1.45		2.39	(0.82)	—
Year Ended 06/30/17	$29.00	0.78	2.90	(g)	3.68	(0.46)	—
Year Ended 06/30/16	$35.19	0.67	(6.27)		(5.60)	(0.59)	—
09/30/14(f) through 06/30/15	$35.00	0.80	(0.18)		0.62	(0.42)	(0.01)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Excludes impact of in-kind transactions.

(f)  Commencement of operations.

(g)  Includes $0.07 gain derived from a payment from affiliate.

(h)  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been 12.55%.

(i)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)(d)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Year Ended 06/30/19	(0.64)	$37.80	(19.04)%		0.35%	1.48%	0.42%	$92,614	398	%(i)
Year Ended 06/30/18	(0.48)	$47.41	15.75%		0.35%	1.13%	0.43%	$116,157	47%
Year Ended 06/30/17	(0.47)	$41.41	24.91%		0.35%	1.25%	0.55%	$57,971	50%
Year Ended 06/30/16	(0.31)	$33.55	(13.70)%		0.35%	1.00%	0.80%	$26,838	221%
07/31/14(f) through 06/30/15	(0.33)	$39.23	13.06%		1.07%	1.15%	0.59%	$23,538	10%
VictoryShares Developed Enhanced Volatility Wtd ETF
Year Ended 06/30/19	(0.95)	$32.10	(2.16)%		0.45%	2.63%	0.56%	$110,746	154	%(i)
Year Ended 06/30/18	(0.82)	$33.79	7.41%		0.45%	2.73%	0.58%	$179,103	38%
Year Ended 06/30/17	(0.46)	$32.22	12.79	%(h)	0.45%	2.59%	0.86%	$82,150	164%
Year Ended 06/30/16	(0.59)	$29.00	(15.96)%		0.45%	2.16%	1.36%	$34,797	211%
09/30/14(f) through 06/30/15	(0.43)	$35.19	1.77%		0.63%	2.99%	1.58%	$24,633	31%

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements June 30, 2019

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust as a successor to a company named "Compass EMP Funds Trust". The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 20 funds, 18 of which are exchange-traded funds ("ETF"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following 14 Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF	US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF	US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF	International Volatility Wtd ETF
VictoryShares Emerging Market Volatility Wtd ETF	Emerging Market Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF	US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF	US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF	International High Div Volatility Wtd ETF
VictoryShares Emerging Market High Div Volatility Wtd ETF	Emerging Market High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF	Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF	US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF	US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF	US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF	Developed Enhanced Volatility Wtd ETF

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

Shares of the Funds are listed and traded on Nasdaq Stock Market, LLC ("Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$750	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%
International Volatility Wtd ETF	6,000	2.00%
Emerging Market Volatility Wtd ETF	9,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,500	2.00%
Emerging Market High Div Volatility Wtd ETF	3,400	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	4,500	2.00%

*  As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Volatility Wtd ETF
Common Stocks	$726,774,585	$—	$—	$—	$—	$—	$726,774,585	$—
Collateral for Securities Loaned	26,456,252	—	—	—	—	—	26,456,252	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	32,448	—	—	—	—	—	32,448
Total	753,230,837	32,448	—	—	—	—	753,230,837	32,448
US Small Cap Volatility Wtd ETF
Common Stocks	29,741,819	—	—	—	—	—	29,741,819	—
Rights	—	—	2,942	—	—	—	2,942	—
Collateral for Securities Loaned	629,600	—	—	—	—	—	629,600	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	1,901	—	—	—	—	—	1,901
Total	30,371,419	1,901	2,942	—	—	—	30,374,361	1,901

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
International Volatility Wtd ETF
Common Stocks	$35,863,534	$—	$—	$—	$—	$—	$35,863,534	$—
Rights	5,520	—	—	—	—	—	5,520	—
Collateral for Securities Loaned	770,896	—	—	—	—	—	770,896	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	4,982	—	—	—	—	—	4,982
Total	36,639,950	4,982	—	—	—	—	36,639,950	4,982
Emerging Market Volatility Wtd ETF
Common Stocks	18,122,478	—	—	—	—	—	18,122,478	—
Rights	1,070	—	—	—	—	—	1,070	—
Collateral for Securities Loaned	121,603	—	—	—	—	—	121,603	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	3,988	—	—	—	—	—	3,988
Total	18,245,151	3,988	—	—	—	—	18,245,151	3,988
US Large Cap High Div Volatility Wtd ETF
Common Stocks	329,657,195	—	—	—	—	—	329,657,195	—
Collateral for Securities Loaned	16,972,694	—	—	—	—	—	16,972,694	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	13,629	—	—	—	—	—	13,629
Total	346,629,889	13,629	—	—	—	—	346,629,889	13,629
US Small Cap High Div Volatility Wtd ETF
Common Stocks	74,908,606	—	—	—	—	—	74,908,606	—
Rights	—	—	14,186	—	—	—	14,186	—
Collateral for Securities Loaned	4,466,080	—	—	—	—	—	4,466,080	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	4,566	—	—	—	—	—	4,566
Total	79,374,686	4,566	14,186	—	—	—	79,388,872	4,566

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
International High Div Volatility Wtd ETF
Common Stocks	$40,162,039	$—	$—	$—	$—	$—	$40,162,039	$—
Rights	12,700	—	—	—	—	—	12,700	—
Collateral for Securities Loaned	2,202,338	—	—	—	—	—	2,202,338	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	241	—	—	—	—	—	241
Total	42,377,077	241	—	—	—	—	42,377,077	241
Emerging Market High Div Volatility Wtd ETF
Common Stocks	39,810,752	—	—	—	—	—	39,810,752	—
Collateral for Securities Loaned	187,255	—	—	—	—	—	187,255	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	362	—	—	—	—	—	362
Total	39,998,007	362	—	—	—	—	39,998,007	362
Dividend Accelerator ETF
Common Stocks	16,394,888	—	—	—	—	—	16,394,888	—
Collateral for Securities Loaned	197,736	—	—	—	—	—	197,736	—
Total	16,592,624	—	—	—	—	—	16,592,624	—
US Multi-Factor Minimum Volatility ETF
Common Stocks	43,006,237	—	—	—	—	—	43,006,237	—
Collateral for Securities Loaned	39,602	—	—	—	—	—	39,602	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	2,956	—	—	—	—	—	2,956
Total	43,045,839	2,956	—	—	—	—	43,045,839	2,956

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Enhanced Volatility Wtd ETF
Common Stocks	$823,048,969	$—	$—	$—	$—	$—	$823,048,969	$—
Investment Companies	3,353,485	—	—	—	—	—	3,353,485	—
Collateral for Securities Loaned	35,171,021	—	—	—	—	—	35,171,021	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	37,796	—	—	—	—	—	37,796
Total	861,573,475	37,796	—	—	—	—	861,573,475	37,796
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	692,976,644	—	—	—	—	—	692,976,644	—
Investment Companies	2,056,103	—	—	—	—	—	2,056,103	—
Collateral for Securities Loaned	47,419,811	—	—	—	—	—	47,419,811	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	32,007	—	—	—	—	—	32,007
Total	742,452,558	32,007	—	—	—	—	742,452,558	32,007
US Discovery Enhanced Volatility Wtd ETF
Common Stocks	23,935,394	—	—	—	—	—	23,935,394	—
Rights	—	—	8,448	—	—	—	8,448	—
Investment Companies	68,495,093	—	—	—	—	—	68,495,093	—
Collateral for Securities Loaned	251,150	—	—	—	—	—	251,150	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	9,890	—	—	—	—	—	9,890
Total	92,681,637	9,890	8,448	—	—	—	92,690,085	9,890

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Developed Enhanced Volatility Wtd ETF
Common Stocks	$109,554,655	$—	$—	$—	$1,964	$—	$109,556,619	$—
Rights	16,310	—	—	—	—	—	16,310	—
Investment Companies	273,149	—	—	—	—	—	273,149	—
Collateral for Securities Loaned	2,281,486	—	—	—	—	—	2,281,486	—
Derivative Financial Instruments
Assets:
Futures Contracts	—	13,008	—	—	—	—	—	13,008
Total	112,125,600	13,008	—	—	1,964	—	112,127,564	13,008

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The following is a summary of activity in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended June 30, 2019:

Investments In Securities
Developed Enhanced Volatility Wtd ETF
Balance as of June 30, 2018	$563
Realized Gain (Loss)	(272)
Change in Unrealized Appreciation/Depreciation	1,673
Purchases	21,390
Sale Proceeds	(21,390)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2019	$1,964

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Developed Enhanced Volatility Wtd ETF	Fair Value as of 6/30/2019*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$1,964	Market Comparables	Discount	85%	Any change to the discount would result in direct and proportional changes in the fair value of the security.

*  Level 3 securities are typically valued by the Adviser, pursuant to fair valuation procedures approved by the Board of Trustees.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, International High Div Volatility Wtd ETF and Emerging Market Volatility Wtd ETF may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2019, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

As of June 30, 2019, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co.	$18,499	$—	$18,499	$—	$18,499
US Small Cap Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co.	865	—	865	—	865
International Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co.	960	—	960	—	960
US Large Cap High Div Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	5,567	—	5,567	—	5,567
US Small Cap High Div Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co	2,716	—	2,716	—	2,716
International High Div Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co.	480	—	480	—	480
US Multi-Factor Minimum Volatility ETF
Futures Contracts-Goldman Sachs & Co.	665	—	665	—	665
US 500 Enhanced Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co.	20,938	—	20,938	—	20,938
US EQ Income Enhanced Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co.	11,121	—	11,121	—	11,121

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019
	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US Discovery Enhanced Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co.	$4,325	$—	$4,325	$—	$4,325
Developed Enhanced Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co.	4,802	—	4,802	—	4,802
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged*	Net Amount
Emerging Market Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co.	$405	$—	$405	$(405)	$—
Emerging Market High Div Volatility Wtd ETF
Futures Contracts-Goldman Sachs & Co.	154	—	154	(154)	—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed in the Statements of Assets and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure:
US 500 Volatility Wtd ETF	$32,448
US Small Cap Volatility Wtd ETF	1,901
International Volatility Wtd ETF	4,982
Emerging Market Volatility Wtd ETF	3,988
US Large Cap High Div Volatility Wtd ETF	13,629
US Small Cap High Div Volatility Wtd ETF	4,566
International High Div Volatility Wtd ETF	241
Emerging Market High Div Volatility Wtd ETF	362
US Multi-Factor Minimum Volatility ETF	2,956
US 500 Enhanced Volatility Wtd ETF	37,796
US EQ Income Enhanced Volatility Wtd ETF	32,007
US Discovery Enhanced Volatility Wtd ETF	9,890
Developed Enhanced Volatility ETF	13,008

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2019:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:
US 500 Volatility Wtd ETF	$133,099	$96,156
US Small Cap Volatility Wtd ETF	312	7,859
International Volatility Wtd ETF	1,886	5,036
Emerging Market Volatility Wtd ETF	(13,050)	11,706
US Large Cap High Div Volatility Wtd ETF	59,179	23,377
US Small Cap High Div Volatility Wtd ETF	(19,071)	7,263
International High Div Volatility Wtd ETF	(52,191)	5,098
Emerging Market High Div Volatility Wtd ETF	(14,008)	1,106
Dividend Accelerator ETF	179	—
US Multi-Factor Minimum Volatility ETF	11,476	2,956
US 500 Enhanced Volatility Wtd ETF	153,348	143,809
US EQ Income Enhanced Volatility Wtd ETF	(38,318)	88,940
US Discovery Enhanced Volatility Wtd ETF	40,605	25,864
Developed Enhanced Volatility ETF	(40,712)	22,796

All open derivative positions at year end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds'

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions, which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
US 500 Volatility Wtd ETF	$25,996,281	$25,996,281	$—	$—	$—	$—
US Small Cap Volatility Wtd ETF	615,138	615,138	—	—	—	—
International Volatility Wtd ETF	734,882	734,882	—	—	—	—
Emerging Market Volatility Wtd ETF	122,984	121,603	—	—	—	(1,381)
US Large Cap High Div Volatility Wtd ETF	16,652,621	16,652,621	—	—	—	—
US Small Cap High Div Volatility Wtd ETF	4,388,032	4,388,032	—	—	—	—
International High Div Volatility Wtd ETF	2,103,839	2,103,839	—	—	—	—
Emerging Market High Div Volatility Wtd ETF	178,124	178,124	—	—	—	—
Dividend Accelerator ETF	194,674	194,674	—	—	—	—
US Multi-Factor Minimum Volatility ETF	39,000	39,000	—	—	—	—
US 500 Enhanced Volatility Wtd ETF	34,534,482	34,534,482	—	—	—	—
US EQ Income Enhanced Volatility Wtd ETF	46,580,043	46,580,043	—	—	—	—
US Discovery Enhanced Volatility Wtd ETF	242,537	242,537	—	—	—	—
Developed Enhanced Volatility Wtd ETF	2,184,982	2,184,982	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

As of June 30, 2019, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments (inclusive of in-kind redemptions) were as follows:

	Total Distributable Earnings/(Loss)	Capital
US 500 Volatility Wtd ETF	$(33,560,040)	$33,560,040
US Small Cap Volatility Wtd ETF	(4,419,275)	4,419,275
International Volatility Wtd ETF	15,585	(15,585)
Emerging Market Volatility Wtd ETF	6,216	(6,216)
US Large Cap High Div Volatility Wtd ETF	(16,215,593)	16,215,593
US Small Cap High Div Volatility Wtd ETF	(5,731,131)	5,731,131
Emerging Market High Div Volatility Wtd ETF	97,828	(97,828)
Dividend Accelerator ETF	(966,267)	966,267
US Multi-Factor Minimum Volatility ETF	495,355	(495,355)
US 500 Enhanced Volatility Wtd ETF	(57,357,797)	57,357,797
US EQ Income Enhanced Volatility Wtd ETF	(38,701,877)	38,701,877
US Discovery Enhanced Volatility Wtd ETF	(10,249,044)	10,249,044
Developed Enhanced Volatility ETF	(3,896,777)	3,896,777

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the year ended June 30, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the for the year ended June 30, 2019 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
	Purchases	Sales	Purchases	Sales
US 500 Volatility Wtd ETF	$302,602,343	$302,569,796	$297,369,740	$174,833,271
US Small Cap Volatility Wtd ETF	23,571,172	23,225,044	28,632,739	37,167,248
International Volatility Wtd ETF	15,556,580	24,222,250	22,111,053	—
Emerging Market Volatility Wtd ETF	10,862,703	11,872,793	—	—
US Large Cap High Div Volatility Wtd ETF	146,149,599	145,627,879	289,676,014	121,615,855
US Small Cap High Div Volatility Wtd ETF	47,629,113	46,987,609	71,852,688	39,279,112
International High Div Volatility Wtd ETF	32,264,872	40,014,470	4,611,398	—
Emerging Market High Div Volatility Wtd ETF	36,664,425	28,179,316	11,537,754	1,937,740
Dividend Accelerator ETF	6,450,276	6,423,020	13,985,238	6,342,305
US Multi-Factor Minimum Volatility ETF	9,347,269	9,203,897	66,343,979	33,341,343
US 500 Enhanced Volatility Wtd ETF	1,056,388,572	1,093,706,525	505,119,947	556,498,245
US EQ Income Enhanced Volatility Wtd ETF	1,020,732,500	1,106,266,924	351,992,777	282,298,212
US Discovery Enhanced Volatility Wtd ETF	327,001,061	405,200,293	68,628,128	54,419,319
Developed Enhanced Volatility Wtd ETF	175,520,587	190,990,905	1,652,678	45,236,645

For the year ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Adviser Fee Rate
US 500 Volatility Wtd ETF	0.30%
US Small Cap Volatility Wtd ETF	0.30%
International Volatility Wtd ETF	0.40%
Emerging Market Volatility Wtd ETF	0.45%
US Large Cap High Div Volatility Wtd ETF	0.30%
US Small Cap High Div Volatility Wtd ETF	0.30%
International High Div Volatility Wtd ETF	0.40%
Emerging Market High Div Volatility Wtd ETF	0.45%
Dividend Accelerator ETF	0.30%
US Multi-Factor Minimum Volatility ETF	0.30%
US 500 Enhanced Volatility Wtd ETF	0.30%
US EQ Income Enhanced Volatility Wtd ETF	0.30%
US Discovery Enhanced Volatility Wtd ETF	0.30%
Developed Enhanced Volatility ETF	0.40%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citibank, N.A. also serves as the Funds' Transfer Agent.

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits (excluding voluntary waivers). For the year ended June 30, 2019, the expense limits are as follows:

In effect July 1, 2018 until October 31, 2019
US 500 Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%
Emerging Market Volatility Wtd ETF	0.50%
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Emerging Market High Div Volatility Wtd ETF	0.50%
Dividend Accelerator ETF	0.35%
US Multi-Factor Minimum Volatility ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at time of repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of June 30, 2019, the following amounts are available to be repaid to the Adviser.

	Expires 6/30/20	Expires 6/30/21	Expires 6/30/22	Total
US 500 Volatility Wtd ETF	$144,075	$149,989	$180,818	$474,882
US Small Cap Volatility Wtd ETF	57,777	29,566	29,837	117,180
International Volatility Wtd ETF	137,905	91,734	76,477	306,116
Emerging Market Volatility Wtd ETF	328,831	194,086	159,736	682,653
US Large Cap High Div Volatility Wtd ETF	75,818	59,758	85,683	221,259
US Small Cap High Div Volatility Wtd ETF	45,472	29,681	35,161	110,314
International High Div Volatility Wtd ETF	73,555	47,955	48,516	170,026
Emerging Market High Div Volatility Wtd ETF	—	47,982	93,761	141,743
Dividend Accelerator ETF	11,553	20,087	21,708	53,348
US Multi-Factor Minimum Volatility ETF	4,204	16,990	28,089	49,283
US 500 Enhanced Volatility Wtd ETF	212,940	219,577	226,258	658,775
US EQ Income Enhanced Volatility Wtd ETF	217,731	178,795	183,343	579,869
US Discovery Enhanced Volatility Wtd ETF	73,330	48,147	50,577	172,054
Developed Enhanced Volatility Wtd ETF	185,004	140,353	126,154	451,511

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

The Adviser voluntarily waived the following administration fees for the year ended June 30, 2019 to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

US 500 Volatility Wtd ETF	$181,742
US Small Cap Volatility Wtd ETF	10,330
International Volatility Wtd ETF	8,338
Emerging Market Volatility Wtd ETF	5,008
US Large Cap High Div Volatility Wtd ETF	61,069
US Small Cap High Div Volatility Wtd ETF	15,822
International High Div Volatility Wtd ETF	11,959
Emerging Market High Div Volatility Wtd ETF	7,361
Dividend Accelerator ETF	2,834
US Multi-Factor Minimum Volatility ETF	7,751
US 500 Enhanced Volatility Wtd ETF	265,986
US EQ Income Enhanced Volatility Wtd ETF	210,707
US Discovery Enhanced Volatility Wtd ETF	31,464
Developed Enhanced Volatility ETF	41,054

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, International High Div Volatility Wtd ETF and Emerging Market High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing:

Line of Credit:

For the year ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the year ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the year ended June 30, 2019, Citibank earned approximately $150 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed, including the USAA Mutual Funds Complex, commencing July 1, 2019. Interest charged to the Funds during the period is presented on the Statement of Operations under line of credit fees.

The average loans for the days outstanding and average interest rate for each Fund during the year ended June 30, 2019 were as follows:

	Amount Outstanding at 6/30/2019	Average Borrowing	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Developed Enhanced Volatility ETF	$—	$1,720,000	5	3.40%	$4,100,000
Emerging Market High Div Volatility Wtd ETF	—	2,556,250	8	3.33%	4,400,000
Emerging Market Volatility Wtd ETF	—	1,018,182	11	3.36%	2,400,000
International High Div Volatility Wtd ETF	—	1,300,000	3	3.51%	1,300,000
International Volatility Wtd ETF	—	714,286	7	3.47%	900,000
US Discovery Enhanced Volatility Wtd ETF	—	20,650,000	2	3.30%	40,000,000

*  For the year ended June 30, 2019, based on the number of days borrowings were outstanding.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

7. Federal Income Tax Information:

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2019
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
US 500 Volatility Wtd ETF	$9,387,343	$—	$9,387,343	$—	$9,387,343
US Small Cap Volatility Wtd ETF	530,031	—	530,031	—	530,031
International Volatility Wtd ETF	942,198	—	942,198	—	942,198
Emerging Market Volatility Wtd ETF	773,465	584,060	1,357,525	—	1,357,525
US Large Cap High Div Volatility Wtd ETF	6,679,386	—	6,679,386	—	6,679,386
US Small Cap High Div Volatility Wtd ETF	1,707,481	—	1,707,481	—	1,707,481
International High Div Volatility Wtd ETF	2,195,385	—	2,195,385	—	2,195,385
Emerging Market High Div Volatility Wtd ETF	1,289,328	—	1,289,328	—	1,289,328
Dividend Accelerator ETF	154,436	—	154,436	—	154,436
US Multi-Factor Minimum Volatility ETF	627,227	—	627,227	—	627,227
US 500 Enhanced Volatility Wtd ETF	14,515,692	—	14,515,692	—	14,515,692
US EQ Income Enhanced Volatility Wtd ETF	24,059,137	—	24,059,137	—	24,059,137
US Discovery Enhanced Volatility Wtd ETF	1,699,060	—	1,699,060	—	1,699,060
Developed Enhanced Volatility ETF	4,201,929	—	4,201,929	—	4,201,929

	Year Ended June 30, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Volatility Wtd ETF	$5,493,806	$—	$5,493,806	$5,493,806
US Small Cap Volatility Wtd ETF	350,537	—	350,537	350,537
International Volatility Wtd ETF	470,597	—	470,597	470,597
Emerging Market Volatility Wtd ETF	1,460,731	164,191	1,624,922	1,624,922
US Large Cap High Div Volatility Wtd ETF	4,292,079	—	4,292,079	4,292,079
US Small Cap High Div Volatility Wtd ETF	1,457,987	—	1,457,987	1,457,987
International High Div Volatility Wtd ETF	1,619,642	—	1,619,642	1,619,642
Emerging Market High Div Volatility Wtd ETF	334,938	—	334,938	334,938
Dividend Accelerator ETF	116,651	—	116,651	116,651
US Multi-Factor Minimum Volatility ETF	98,875	9	98,884	98,884
US 500 Enhanced Volatility Wtd ETF	8,545,250	—	8,545,250	8,545,250
US EQ Income Enhanced Volatility Wtd ETF	18,927,936	—	18,927,936	18,927,936
US Discovery Enhanced Volatility Wtd ETF	914,103	—	914,103	914,103
Developed Enhanced Volatility Wtd ETF	3,545,391	—	3,545,391	3,545,391

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019

As of the tax year ended June 30, 2019, the components of distributable earnings/accumulated deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US 500 Volatility Wtd ETF	$869,951	$—	$869,951	$(28,508,004)	$—	$61,524,667	$33,886,614
US Small Cap Volatility Wtd ETF	4,747	—	4,747	(4,878,763)	—	(1,731,682)	(6,605,698)
International Volatility Wtd ETF	116,191	—	116,191	(1,350,490)	—	2,762,408	1,528,109
Emerging Market Volatility Wtd ETF	96,315	—	96,315	(305,796)	—	1,062,400	852,919
US Large Cap High Div Volatility Wtd ETF	843,442	—	843,442	(16,112,999)	—	16,312,103	1,042,546
US Small Cap High Div Volatility Wtd ETF	128,507	—	128,507	(6,314,872)	—	(1,517,626)	(7,703,991)
International High Div Volatility Wtd ETF	163,835	—	163,835	(2,578,533)	—	(1,382,654)	(3,797,352)
Emerging Market High Div Volatility Wtd ETF	340,472	—	340,472	(1,292,633)	—	(418,709)	(1,370,870)
Dividend Accelerator ETF	15,475	—	15,475	(383,294)	—	1,191,367	823,548
US Multi-Factor Minimum Volatility ETF	94,508	—	94,508	(535,062)	—	2,722,589	2,282,035
US 500 Enhanced Volatility Wtd ETF	968,119	—	968,119	(59,022,194)	—	4,635,302	(53,418,773)
US EQ Income Enhanced Volatility Wtd ETF	1,466,173	—	1,466,173	(70,858,890)	—	(4,898,010)	(74,290,727)
US Discovery Enhanced Volatility Wtd ETF	82,968	—	82,968	(27,857,618)	—	(8,207,228)	(35,981,878)
Developed Enhanced Volatility ETF	217,293	—	217,293	(16,533,120)	—	1,522,343	(14,793,484)

*  Under the current tax law, net investment losses realized after October 31 or December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended June 30, 2019, the following Funds had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years as summarized in the tables below. CLCFs are applied as either short-term or long-term depending on the originating capital loss.

	Short-Term Amount	Long-Term Amount	Total
US 500 Volatility Wtd ETF	$23,153,047	$5,354,957	$28,508,004
US Small Cap Volatility Wtd ETF	3,430,600	1,448,163	4,878,763
International Volatility Wtd ETF	509,082	841,408	1,350,490

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019
	Short-Term Amount	Long-Term Amount	Total
Emerging Market Volatility Wtd ETF	$305,796	$—	$305,796
US Large Cap High Div Volatility Wtd ETF	10,725,446	5,387,553	16,112,999
US Small Cap High Div Volatility Wtd ETF	4,758,647	1,556,225	6,314,872
International High Div Volatility Wtd ETF	1,866,369	712,164	2,578,533
Emerging Market High Div Volatility Wtd ETF	1,084,235	208,398	1,292,633
Dividend Accelerator ETF	303,659	79,635	383,294
US Multi-Factor Minimum Volatility ETF	535,062	—	535,062
US 500 Enhanced Volatility Wtd ETF	50,413,417	8,608,777	59,022,194
US EQ Income Enhanced Volatility Wtd ETF	51,650,144	19,208,746	70,858,890
US Discovery Enhanced Volatility Wtd ETF	25,924,233	1,933,385	27,857,618
Developed Enhanced Volatility ETF	15,184,207	1,348,913	16,533,120

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Volatility Wtd ETF	$691,706,170	$88,528,188	$(27,003,521)	$61,524,667
US Small Cap Volatility Wtd ETF	32,106,043	1,550,380	(3,282,062)	(1,731,682)
International Volatility Wtd ETF	33,879,368	3,812,634	(1,052,052)	2,760,582
Emerging Market Volatility Wtd ETF	17,182,946	2,344,522	(1,282,317)	1,062,205
US Large Cap High Div Volatility Wtd ETF	330,317,786	24,034,134	(7,722,031)	16,312,103
US Small Cap High Div Volatility Wtd ETF	80,906,498	3,941,142	(5,458,768)	(1,517,626)
International High Div Volatility Wtd ETF	43,760,777	1,949,207	(3,332,907)	(1,383,700)
Emerging Market High Div Volatility Wtd ETF	40,417,679	2,020,958	(2,440,630)	(419,672)
Dividend Accelerator ETF	15,401,257	1,398,759	(207,392)	1,191,367
US Multi-Factor Minimum Volatility ETF	40,323,250	3,473,305	(750,716)	2,722,589
US 500 Enhanced Volatility Wtd ETF	856,938,173	81,461,728	(76,826,426)	4,635,302
US EQ Income Enhanced Volatility Wtd ETF	747,350,568	48,901,170	(53,799,180)	(4,898,010)
US Discovery Enhanced Volatility Wtd ETF	100,897,313	2,904,539	(11,111,767)	(8,207,228)
Developed Enhanced Volatility ETF	110,608,199	5,886,275	(4,366,910)	1,519,365

During the fiscal year ended June 30, 2019, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

	Short Term	Long Term	Total
US 500 Volatility Wtd ETF	$6,667,992	$26,892,048	$33,560,040
US Small Cap Volatility Wtd ETF	1,646,947	2,772,327	4,419,274
US Large Cap High Div Volatility Wtd ETF	9,406,295	6,809,299	16,215,594
US Small Cap High Div Volatility Wtd ETF	3,258,202	2,472,928	5,731,130
Emerging Market High Div Volatility Wtd ETF	(111,382)	13,555	(97,827)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019
	Short Term	Long Term	Total
Dividend Accelerator ETF	$464,356	$501,911	$966,267
US Multi-Factor Minimum Volatility ETF	(715,141)	219,786	(495,355)
US 500 Enhanced Volatility Wtd ETF	(789,013)	58,146,810	57,357,797
US EQ Income Enhanced Volatility Wtd ETF	19,298,992	19,402,886	38,701,878
US Discovery Enhanced Volatility Wtd ETF	4,674,521	5,574,524	10,249,045
Developed Enhanced Volatility ETF	(143,392)	4,048,395	3,905,003

8. Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Funds' adoption of these amendments, effective with the financial statements prepared as of June 30, 2019 had no effect on the Funds' net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the June 30, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of shareholders, other than tax basis return of capital distributions, in one line item per share class. Distributions to shareholders from net investment income and net realized gains, and accumulated net investment income (loss) in the Funds for the year ended June 30, 2018 were as follows:

	US 500 Volatility Wtd ETF	US Small Cap Volatility Wtd ETF	International Volatility Wtd ETF
Accumulated Net investment Income (Loss):	$470,528	$21,536	$40,322
Distributions to Shareholders:
From net investment income:	(5,493,806)	(350,537)	(470,597)
From net Realized Gains:	—	—	—
	Emerging Market Volatility Wtd ETF	US Large Cap High Div Volatility Wtd ETF	US Small Cap High Div Volatility Wtd ETF
Accumulated Net investment Income (Loss):	$3,372	$130,562	$15,645
Distributions to Shareholders:
From net investment income:	(592,927)	(4,292,079)	(1,457,987)
From net Realized Gains:	(1,031,995)	—	—
	International High Div Volatility Wtd ETF	Emerging Market High Div Volatility Wtd ETF	Dividend Accelerator ETF
Accumulated Net investment Income (Loss):	$153,239	$66,684	$8,321
Distributions to Shareholders:
From net investment income:	(1,619,642)	(334,938)	(116,651)
From net Realized Gains:	—	—	—

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2019
	US Multi-factor Minimum Volatility ETF	US 500 Enhanced Volatility Wtd ETF	US EQ Income Enhanced Volatility Wtd ETF
Accumulated Net investment Income (Loss):	$12,708	$805,102	$840,474
Distributions to Shareholders:
From net investment income:	(98,884)	(8,545,250)	(18,927,936)
From net Realized Gains:	—	—	—

	US Discovery Enhanced Volatility Wtd ETF	Developed Enhanced Volatility Wtd ETF
Accumulated Net investment Income (Loss):	$68,758	$388,475
Distributions to Shareholders:
From net investment income:	(914,103)	(3,545,391)
From net Realized Gains:	—	—

9. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of VictoryShares US 500 Volatility Wtd ETF, VictoryShares US Small Cap Volatility Wtd ETF, VictoryShares International Volatility Wtd ETF, VictoryShares Emerging Market Volatility Wtd ETF, VictoryShares US Large Cap High Div Volatility Wtd ETF, VictoryShares US Small Cap High Div Volatility Wtd ETF, VictoryShares International High Div Volatility Wtd ETF, VictoryShares Emerging Market High Div Volatility Wtd ETF, VictoryShares Dividend Accelerator ETF, VictoryShares US Multi-Factor Minimum Volatility ETF, VictoryShares US 500 Enhanced Volatility Wtd ETF, VictoryShares US EQ Income Enhanced Volatility Wtd ETF, VictoryShares US Discovery Enhanced Volatility Wtd ETF, and VictoryShares Developed Enhanced Volatility Wtd ETF (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or periods then ended, including the related notes, and the financial highlights for each of the four years or periods then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the period ended June 30, 2015, were audited by other auditors whose report dated August 28, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2019

Victory Portfolios II	Supplemental Information June 30, 2019

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds and 42 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 72	Vice Chair and Trustee	May 2015	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 65	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	May 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016), Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown**, 47	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC's website at www.sec.gov and/or by calling 800-539-3863.

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	May 2015	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer*	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	May 2015	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 5, 2017, Mr. Ponte resigned as Treasurer and accepted the position of Assistant Treasurer of the Trust.

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19- 6/30/19*	Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
US 500 Volatility Wtd ETF	$1,000.00	$1,200.60	$1,023.06	$1.91	$1.76	0.35%
US Small Cap Volatility Wtd ETF	1,000.00	1,134.50	1,023.06	1.85	1.76	0.35%
International Volatility Wtd ETF	1,000.00	1,132.60	1,022.56	2.38	2.26	0.45%
Emerging Market Volatility Wtd ETF	1,000.00	1,083.40	1,022.32	2.58	2.51	0.51%

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19- 6/30/19*	Hypothetical Expenses Paid During Period 1/1/19- 6/30/19*	Annualized Expense Ratio During Period 1/1/19- 6/30/19
US Large Cap High Div Volatility Wtd ETF	$1,000.00	$1,152.00	$1,023.06	$1.87	$1.76	0.35%
US Small Cap High Div Volatility Wtd ETF	1,000.00	1,118.40	1,023.06	1.84	1.76	0.35%
International High Div Volatility Wtd ETF	1,000.00	1,117.20	1,022.56	2.36	2.26	0.45%
Emerging Market High Div Volatility Wtd ETF	1,000.00	1,118.40	1,022.32	2.63	2.51	0.51%
Dividend Accelerator ETF	1,000.00	1,195.90	1,023.06	1.91	1.76	0.35%
US Multi-Factor Minimum Volatility ETF	1,000.00	1,164.40	1,023.06	1.88	1.76	0.35%
US 500 Enhanced Volatility Wtd ETF	1,000.00	1,120.90	1,023.06	1.84	1.76	0.35%
US EQ Income Enhanced Volatility Wtd ETF	1,000.00	1,087.00	1,023.06	1.81	1.76	0.35%
US Discovery Enhanced Volatility Wtd ETF	1,000.00	966.10	1,023.06	1.71	1.76	0.35%
Developed Enhanced Volatility Wtd ETF	1,000.00	1,058.70	1,022.56	2.30	2.26	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued June 30, 2019

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2019, the Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Amount
US 500 Volatility Wtd ETF	100%
US Small Cap Volatility Wtd ETF	100%
International Volatility Wtd ETF	78%
Emerging Market Volatility Wtd ETF	39%
US Large Cap High Div Volatility Wtd ETF	100%
US Small Cap High Div Volatility Wtd ETF	100%
International High Div Volatility Wtd ETF	84%
Emerging Market High Div Volatility Wtd ETF	51%
Dividend Accelerator ETF	100%
US Multi-Factor Minimum Volatility ETF	91%
US 500 Enhanced Volatility Wtd ETF	100%
US EQ Income Enhanced Volatility Wtd ETF	100%
US Discovery Enhanced Volatility Wtd ETF	50%
Developed Enhanced Volatility ETF	80%

Dividends qualified for corporate dividends received deductions of:

Amount
US 500 Volatility Wtd ETF	100%
US Small Cap Volatility Wtd ETF	100%
International Volatility Wtd ETF	1%
US Large Cap High Div Volatility Wtd ETF	100%
US Small Cap High Div Volatility Wtd ETF	100%
Dividend Accelerator ETF	100%
US Multi-Factor Minimum Volatility ETF	91%
US 500 Enhanced Volatility Wtd ETF	100%
US EQ Income Enhanced Volatility Wtd ETF	96%
US Discovery Enhanced Volatility Wtd ETF	50%

For the year ended June 30, 2019, the following Funds designated short-term capital gain distributions:

Amount
Emerging Market Volatility Wtd ETF	$405,432
Emerging Market High Div Volatility Wtd ETF	132,952

For the year ended June 30, 2019, the following Fund designated long-term capital gain distributions:

Amount
Emerging Market Volatility Wtd ETF	$584,060

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on June 30, 2019, were as follows:

	Foreign Source Income	Foreign Tax Expense
International Volatility Wtd ETF	1.22	0.12
Emerging Market Volatility Wtd ETF	0.85	0.12
International High Div Volatility Wtd ETF	1.72	0.24
Emerging Market High Div Volatility Wtd ETF	0.84	0.13
Developed Enhanced Volatility ETF	1.25	0.11

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio
43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VPII-VICTORYSHARESETF-AR (6/19)

Item 2. Code of Ethics.

(a)         The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics in included as an Exhibit.

(b)         During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial experts are David L. Meyer and E. Lee Beard, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2019	2018
(a) Audit Fees (1)	$174,000	$164,000
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	52,000	59,000
(d) All Other Fees (4)	0	0

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit fees billed were for professional services provided by Cohen Fund Audit Services, Ltd for audit compliance, audit advice and audit planning.

(2) Represents the fee for assurance and related services by Cohen Fund Audit Services, Ltd reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.

(3) Represents the aggregate tax fee billed for professional services rendered by Cohen Fund Audit Services, Ltd for tax compliance, tax advice, international tax fee transactions and tax planning.  Such tax services included the review of income and excise tax returns for the Registrant.

(4) For the fiscal years ended June 30, 2019 and June 30, 2018, there were no fees billed for professional services rendered by Cohen Fund Audit Services, Ltd to the Registrant, other than the services reported in (a) through (c) of this item.

Tax fees for 2019 and 2018 are for recurring tax fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(e)(1) The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c)(7)(i)(C).

(f) Not applicable.

(g)

2019	$1,000
2018	$25,000

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the Registrant’s investment adviser (and the adviser’s relevant affiliated), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 30, 2019

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 3, 2019